UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue,
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2008
Date of reporting period: July 1, 2007 — June 30, 2008
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Lupin LTD	LPC IN	6143761 IN	7/17/2007	Mumbai	To receive, consider, approve and adopt the audited Balance Sheet as at March 31, 2007, Profit and Loss Account for the year ended on that date and reports of Directors and Auditors.	Mgmt.	YES	FOR	FOR
					To declare dividend for the year ended March 31, 2007.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Dr. Kamal K. Sharma, who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. D. K. Contractor, who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mrs. M. D. Gupta, who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint auditors to hold office from the conclusion of the Twenty Fifth Annual General Meeting till the conclusion of the next Annual General Meeting and to fix their remuneration.	Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution for the appointment of Mr. Edward R. Roberts as a Director, in respect of whom notices have been received from certain members proposing his name for appointment as a Director: “RESOLVED THAT Mr. Edward R. Roberts, who holds office up to the date of this meeting be and is hereby appointed a Director of the Company.”
						Mgmt.	YES	FOR	FOR
Reliance Communications	RCOM IN	B0WNLY7 IN	7/17/2007	Mumbai
To consider and adopt the audited Balance Sheet as at 31” March, 2007, Profit and Loss Account for the fifteen months period ended on that date and the Reports of the Board of Directors and Auditors’ thereon.
						Mgmt.	YES	FOR	FOR
					To declare dividend on equity shares.	Mgmt.	YES	FOR	FOR

To appoint Auditors and to fix their remuneration and in this regard, to consider and if thouqht fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT M/s. Chaturvedi & Shah, Chartered Accountants and M/s. BSR & Co, Chartered Accountants, be and are hereby appointed as the Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company, on such remunerationn as may be fixed by the Board of Director
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s), the following Resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956 including any statutory modification(s) or reenactment thereof for the time being in force) Shri Anil D. Ambani, who was appointed as an Additional Director of the Company pursuant to the provisions of Section 260 of the Companies Act, 1956, be and is hereby appointed as Director of the Company, not liable to retire by rotation in terms of the provisions of Article 46 of the Articles of Association of the Company.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s), the followinq Resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time beinq in force) Prof, J. Ramachandran, who was appointed as an Additional Director of the Company pursuant to the provisions of Section 260 of the Companies Act, 1956, be and is hereby appointed as Director of the Company, liable to retirement by rotation in terms of the provisions of the Articles of Association of the Company.”
						Mgmt.	YES	FOR	FOR

To consider and, if thouqht fit, to pass with or without modifications, the following Resolution as an Ordinary Resolution:“RESOLVED THAT pursuant to the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time beinq in force) Shri S. P. Talwar, who was appointed as an Additional Director of the Company pursuant to the provisions of Section 260 of the Companies Act, 1956, be and is hereby appointed as Director of the Company, liable to retirement by rotation in terms of the rovisions of the Articles of Association of the Company.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s), the following Resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to the provisions of Section 257 and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time beinq in force) Shri Deepak Shourie, who was appointed as an Additional Director of the Company pursuant to the provisions of Section 260 of the Companies Act, 1956, be and is hereby appointed as Director of the Company, liable to retirement by rotation in terms of the provisions of the Articles of Association of the Company.”
						Mgmt.	YES	FOR	FOR

To consider and if thouqht fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT the Board of Directors (hereinafter referred to as “the Board” which term shall be deemed to include any Committee, which the Board may constitute for this purpose), be and is hereby authorised, in accordance with Section 293(1) (dl of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) and the Articles of Association of the Company, to borrow any sum or sums of money (including non fund based facilities) from time to time at their discretion, for the purpose of the business of the Company, from any one or more banks, financial institutions and other persons, firms, bodies corporate, notwithstanding that the monies to be borrowed together with the monies already borrowed by the Company (apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business) may, at any time, exceed up to three times of the then paid-up capital of the Company and its free reserves (that is to say reserves not set apart for any specific purpose) and that the Board be and is hereby empowered and authorised to arrange or fix the terms and conditions of all such monies to be borrowed from time to time as to interest, repayment, security or otherwise as they may, in their absolute discretion, think fit.”
						Mgmt.	YES	FOR	FOR
UltraTech Cement LTD	UTCEM IN	B01GZF6 IN	7/20/2007	Mumbai	To receive, consider and adopt the Audited Balance Sheet as at 31St March, 2007 and the Profit & Loss Account for the year ended 31 March, 2007 and the Reports of the Directors’ and Auditors’ thereon.	Mgmt.	YES	FOR	FOR
					To note, confm and ratify payment of dividend on equity shares for the year ended 31 March, 2007.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. J. P. Nayak, who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Y. M. Deosthalee, who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Kumar Mangalam Birla, who retires by rotation and, being eligible, offers himself for re- appointment.	Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 224 and other applicable provisions, if any, of the ompanies Act, 1956, Ws. G. P. Kapadia & Co., Chartered Accountants, Mumbai be and are hereby re-appointed as Joint Statutory Auditor of the Company, and MIS. Deloitte Haskins & Sells, Chartered Accountants, Mumbai be and are hereby appointed, as the other Joint Statutory Auditor of h e Company in place of Ws. S. B. Billimoria & Co., Chartered Accountants, Mumbai who have intimated to the Company their inability to be re-appointed as Joint Statutory Auditors of the Company, both to hold office from the conclusion of the Seventh Annual General Meeting until the conclusion of the next Annual General Meeting at such remuneration to each of them, plus service tax as applicable and reimbursement of out-of-pocket expenses in connection with the audit as the Board of Directors may fix in this behalf.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 228 and other applicable provisions, if any, of the ompanies Act, 1956 (the “Act”), MIS. Haribhakti & Co., Chartered Accountants, Mumbai, be and are hereby re-appointed as the Branch Auditors of the Company, to audit the Accounts in respect of the Company’s Units at Jafrabad and Magdala in Gujarat and Ratnagiri in Maharashtra, to hold office from the conclusion of the Seventh Annual General Meeting until the conclusion of the next Annual General Meeting of the Company at such remuneration, plus service tax as applicable and reimbursement of out-of-pocket expenses in connection with the audit as the Board of Directors may fix in this behalf. RESOLVED FURTHER THAT the Board be and is hereby authorised to appoint Branch Auditors of any other Branch 1 Unit of the Company, which may be opened I acquired hereafter, in India or abroad, in consultation with the Company’s Statutory Auditors, any person(s) qualified to act as Branch Auditor within the provisions of Section 228 of the Act and to fix their remuneration.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass, the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 260 and other applicable provisions, if any, of the companies Act, 1956 (the “Act”), Mr. S. Misra, who was appointed as an Additional Director by the Board of Directors of the Company and who holds office as such only up to the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing along with a deposit of Rs. 5001- pursuant to the provisions of Section 257 of the Act from a Member signifying his intention to propose Mr. Misra as a candidate for the office of Director of the Company, be and is hereby appointed as a Director of the Company.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 260 and other applicable provisions, if any, of the Companies Act, 1956 (the “Act”), Mr. N. J. Jhaveri, who was appointed as an Additional Director by the Board of Directors of the Company and who holds office as such only up to the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing along with a deposit of Rs. 5001- pursuant to the provisions of Section 257 of the Act from a Member signifying his intention to propose Mr. Jhaveri as a candidate for the office of Director of the Company, be and is hereby appointed as a Director of the Company liable to retire by rotation.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, the following Resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 163 and all other applicable provisions, if any, of the Companies Act, 1956 the Register of Members, Index of Members, Register of Debentureholders, Index of Debentureholders and other related books be kept at the premises of the Company’s Registrar and Transfer Agents viz. Sharepro Services (India) Private Limited, Satam Estate, 3d Floor, Above Bank of Baroda, Cardinal Gracious Road, Chakala, Andheri (East), Mumbai 400 099.”
						Mgmt.	YES	FOR	FOR
Television Eighteen India LTD	TLEI IN	B1L5351 IN	7/13/2007	Postal Ballot
To consider and if thought fit, to pass the following resolution with or without modifications as a special resolution: “RESOLVED THAT pursuant to the provisions of Section 372A and other applicable provisions of the Companies Act, 1956, Foreign Exchange Management Act, 1999, or any other law for the time being in force, directions issued by Reserve Bank of India and subject to such approvals, consents, sanctions and permissions of appropriate authorities, departments or bodies as may be necessary, consent of the Company be and is hereby accorded to Board of Directors of the Company to make loans to any body corporate, acquire by way of subscription, purchase or otherwise securities of any body corporate or give any guarantee or proyide any security in connection with loan made by any other person to, or to any other person by, any body corporate, in excess of 60 percent of the paid up share capital and free reserves of the Company or 100 percent of the free reserves of the Company, which ever is more as prescribed under section 372A, as detailed in the attached Explanatory Statement, as they in their absolute discretion deem beneficial and in the interest of the Company. RESOLVED FURTHER THAT for the purpose of giving effect to the above the Board of Directors of the Company be and is hereby authorized to take such steps as may be necessary for obtaining approvals, statutory contractual or otherwise in relation to the above and to settle all matters arising out of and incidental thereto, and to sign and execute all deeds, applications, documents and writings that may be required, on behalf of the Company and also to delegate all or any of the above powers to the Committee of Directors or the Managing Director or the Company Secretary of the Company and generally to do all acts, deeds and things that may be necessary, proper, expedient or incidental for the purpose of giving effect to the aforesaid Resolution”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass the following resolution with or without modifications as a special resolution: “RESOLVED THAT pursuant to the applicable provisions of the Companies Act, 1956, other applicable laws including Indian Trust Act, 1882 and subject to such regulatory approvals, consents, sanctions and permissions of appropriate authorities, departments or bodies as may be necessary, consent of the Company be and is hereby accorded to the Trustees of The Network 18 Trust (“Trust”) of which the Company is the Beneficiary to provide properties of the Trust as collateraVsecurity for funds raised by any of the group companies or raise funds within the Trust against the Trust’s property and make the funds available to group companies (on such terms and conditions as may be agreed between the Trust and the group companies) or provide its property as collateral security against fubds raisetl by other Trusts of which the Company is the Beneficiary or otherwise utilize the Trust property in an) wanner whatsoever to raise finance. The Trustees of the Trust are hereby authorized to qahe such amendments to the trust deed in accordance with the provisions of,applicable laws including the applicable provisions ~f the Indian Trust Act, 1882. RESOLVED FURTHER THAT the cdnsent of the Company is hereby also accorded tqTrustees of The Network 18 Trust of which the Company is the Beneficiary, to invest funds of The Network 18 Trust or give the properties of The Network 18 Trust as collateral/security for raising funds for investment in Media Venture Capital Trust and Media Venture Capital Trust II. RESOLVED FURTHER THAT for the purpose giving effect to this resolution, the Board of Directors of the Company be and is hereby authorized to finalize, settle and execute such documents ldeedslwritings/papers/agreements trust deeds as may be required and to do all acts, deeds, matters and things as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in regard to implementing the aforesaid resolution and also to delegate all or any of the above powers to the Committee of Directors or the Managing Director or the Company Secretary of the Company and generally to do all acts, deeds and things that may be necessary, proper, expedient or incidental for the purpose of giving effect to the aforesaid Resolution”
						Mgmt.	YES	FOR	FOR
Moser Baer India Ltd	MBI IN	6164751 IN	Postal Ballot	Postal Ballot
The members are requested to consider and, If thought fit, to pass with or without modifications, the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of the SEBI (Employee Stock Option Scheme and Employee Share Purchase Scheme) Guidelines, 1999, the consent of the shareholders of the Company be and is hereby granted to amend the Clause No.5 of the Employee Stock Option Plan (ESOP-2004) to increase the total number of Equity Shares available for Issue of options from 44,00,000 Equity Shares to such number of Equity Shares of,Rs. 10 each so as to grant one (1) additional bonus stock option for every two (2) stock options held by the Employees of the Company and Employees of the subsidiaries of the Company as on the record date of the bonus issue of the Company.
						Mgmt.	YES	FOR	FOR

“RESOLVED THAT in accordance with the provisions of the SEBI (Employee Stock Optioln Scheme and Employee Share Purchase Scheme) Guidelines, 1999, the consent of the hareholders of the Company be and is hereby grantnd to amend the Clause No.5 of the Directors Stock Option Plan (DSOP-2005) to increase the total number of Equity Shares available for i:ssue of options from 10,00,000 to suett IlA.lmber of Equity Shares of Rs. 10 each so as to grant one (1) additional bonus stock option for ev.ery two (2) stock options held by the non executive Directors of the Company as on the record date of the bonus issue of the Company. RESOLVED FURTHER THAT the terms of the issue of bonus options as approved by the compensation Committee of the Board of the Directors of the Company, shall be as follows: a) For every two (2) options, each non executive Director will be entitled to one (1) additional bonus option. b) The vesting period of additional bonus options shall be the same as for the original options. c) The non executive Directors of the Company will not have to pay any additional arnount for the additional bonus options. As a result of the above, the option holder’s rights will substantially proportionate to the rights existing prior to the bonus issue
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modifications, the following res olution as a Special Resolution: “RESOLVED THAT, in suj:lercession of the resolution passed by the shareholders at the meeting held on 31d August, 2005 and pursuant to the provisions of Section 309 read with the provisions of Section 198 and other applicabl e provisions, if any, of the Companies Act, 1956 and Article 94 of the Articles of Association of the Company, consent of the shareholderso.f the Company be and is hereby accorded to pay and distribute commission on net profits of the Company to all of the non-executive Direc:tors of the Company calculated in accordance with the provisions of Sections 198, 349 and 350 of the Companies Act, 1956 for a period of 3 years with effect from 1 April, 2007 at a rate which shall not exceed 1% of the net profits of the Company. FURTHER RESOLVED THAT the amount of Commission “.yableto eac:h non-executive Director shall be determined by the Board of Directors on such basis as it may deem appropriate, in this regard.
						Mgmt.	YES	FOR	FOR
Tata Steel Ltd	TATA IN	6101156 IN	7/18/2007	Mumbai
To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31st March, 2007 and the Balance Sheet as at that date together with the Report of the Board of Directors and the Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To declare Dividend on Ordinary Shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Mr. Nusli N. Wadia who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Dr. T. Mukherjee who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place’of Mr. A. N. Singh who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint auditors and fix their remuneration.	Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To appoint a Director in the place of Mr. James Leng who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Mr. Philippe Varin who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Mr. Jacobus Schraven who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Dr. Anthony Hayward who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the off ice of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

Revision in terms of remuneration of Mr. 8. Muthuraman, Managing Director: To consider and, if thought fit, to pass with or without modification, the following Resolution as an Ordinary Resolution : “RESOLVED that in partial modification of Resolution No. 11 passed at the Annual General Meeting of the Company held on 5th July, 2006 for the re-appointment and terms of remuneration of Mr. B. Muthuraman, Managing Director of the Company and in accordance with the provisions of Sections 198,269,309,310 and other applicable provisions, if any, of the Companies Act, 1956, the Company hereby approves of the revision in the maximum amount of salary payable to Mr. B. Muthuraman (including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year during the tenure of his appointment) with authority to the Board of Directors to fix his salary within such maximum amount, increasing thereby, proportionately, all benefits related to the quantum of salary, with effect from 1 st April, 2007 for the remainder of the tenure of his contract as set out in the Explanatory Statement annexed to the Notice convening this Meeting.
						Mgmt.	YES	FOR	FOR

Increase in the Authorised Share Capital To consider and, if thought fit, to pass with or without modification, the following Resolution as a Special Resolution: “RESOLVED that in accordance with the provisions of Section 94 and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modifications or re-enactments thereof, for the time being in force), the present authorised share capital of the Company be and is hereby increased from Rs. 2000,00,00,000 divided into 175,00,00,000 Ordinary Shares of Rs. 10 each and 2,50,00,000 Cumulative Redeemable Preference Shares of Rs. 100 each to Rs. 8000,00,00,000 divided into 175,00,00,000 Ordinary Shares of Rs. 10 each, 2,50,00,000 Cumulative Redeemable reference Shares of Rs. 100 each and 60,00,00,000 Cumulative Convertible Preference Shares of Rs. 100 each by creation of 60,00,00,000 Cumulative Convertible Preference Shares of Rs. 100 each.”
						Mgmt.	YES	FOR	FOR

Alteration of the Memorandum of Association: To consider and, if thought fit, to pass with or without modification, the following Resolution as a Special Resolution: ‘RESOLVED that pursuant to the provisions of Section 16 and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modifications or re-enactments thereof, for the time being in force), the Clause 5 of the Memorandum of Association of the Company be and is hereby altered and substituted as follows : “5. The present authorised share capital of the Company is Rs. 8000,00,00,000 divided into l75,00,00,000 Ordinary Shares of Rs. 10 each, 2,50,00,000 Cumulative Redeemable Preference Shares of Rs. 100 each and 60,00,00,000 Cumulative Convertible Preference Shares of Rs. 100 each”.
						Mgmt.	YES	FOR	FOR

Alteration of the Articles of Association: To consider and, if thought fit, to pass with or without modification, the following Resolution as a Special Resolution: ‘RESOLVED that pursuant to Section 31 and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modifications or re-enactments thereof, for the time being in force), the Articles of Association of the Company be altered in the manner that follows.”
						Mgmt.	YES	FOR	FOR

Further lssuance of Securities: To consider and, if thought fit, to pass with or without modification, following Resolution as a Special Resolution: “RESOLVED that pursuant to the provisions ot Sect~on 81 (1A) and otner applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or re-enactment thereof), and in accordance with the provisions of the Memorandum and Articles of Association of the Company, Foreign Exchange Management Act, 2000 (FEMA), Foreign Excnange Management (Transfer or issue of security by person resident outside India) Regulations, 2000 and Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depositary Receipt Mechanism) Scheme 1993 and the regulations/guidelines, if any, prescribed by the Securities and Exchange Board of India, Reserve Bank of India.”
						Mgmt.	YES	FOR	FOR

Change In place of keeping Registers and Records: To consider and, if thought fit, to pass with or without modification, the following Resolution as a Special Resolution : “RESOLVED that in supersession of Special Resolutions Nos. 1 1,14 and 1 1 passed at the Annual General Meetings of the Company held on 13th August, 1985,12th August, 1986 and 17th August, 1989, respectively, and pursuant to sub-section (1) of Section 163 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) (the Act), the Company hereby approves that the Registers and Indexes of Members and Debentureholders and copies of all Annual Returns prepared under Section 159 of the Act, together with the copies of certificates and documents required to be annexed thereto under Section 161 of the Act or any one or more of them, be kept at the Registered Office of the Company.
						Mgmt.	YES	FOR	FOR

Appointment of Branch Auditors: To consider and, if thought fit, to pass with or without modification, the following Resolution as an Ordinary Resolution : RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956, (the Act), Messrs Deloitte 81 Touche, Singapore, the retiring Branch Auditors of the Singapore Branch of the Company, be and are hereby re-appointed as the Branch Auditors of the Company to hold office from the conclusion of this meeting upto the conclusion of the next Annual General Meeting of the Company and to examine and audit the books of account of the Branch Office of the Company located at Singapore for the financial year 2007-08 on such remuneration as may be mutually agreed upon between the Board of Directors and the Branch Auditors, plus reimbursement of VAT, out-of-pocket, travelling and living expenses, incurred in connection with the audit.
						Mgmt.	YES	FOR	FOR
Wipro	WPRO IN	6206051 IN	7/18/2007	Bangalore	Receive, consider and adopt the audited Balance Sheetas at March 3~, 2007 and the Profit and Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					Confirm the payment of Interim Dividend and to declare a Final Dividend on equity shares.	Mgmt.	NO	DNA	DNA
					Appoint a Director in place of Mr. Narayanan Vaghul who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					Appoint a Director in place of Mr. B. C. Prabhakar who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

Consider and if thought fit, to pass with or without modification, the following resolution as ORDINARY RESOLUTION: RESOLVED that M/s. BSR & Co. be and is hereby reappointed as Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company at remuneration to be decided by the Audit Committee of the Board in consultation with the Auditors, which fee may be paid on a progressive billing basis to be agreed between the Auditor and the Audit Committee of the Board or such other officer of the Company as may be approved by the Board/Committee.
						Mgmt.	NO	DNA	DNA

Consider and if thought fit, to pass with or without modification, the following resolutions as ORDINARY RESOLUTIONS: RESOLVED THAT pursuant to the resolutions passed under the provisions of Sections 269, 309, 311 and other applicable provisions, if any, of the Companies Act, 1956, approval of the members of the Company be and is hereby accorded to the re-appointment of Mr. Azim H. premji as Chairman and Managing Director (designated as “Chairman”) of the Company with effect from July 31, 2007 until July 30, 2009 as well as the payment of salary, commission and perquisites (hereinafter referred to as “remuneration”), upon the terms and conditions as detailed in the statement attached hereto, which explanatory is hereby apProved and sanctioned with authority to the Board of Directors to alter and vary the terms and OnPitionsof the said re-appointment and/or agreement, in such manner as may be agreed to between the Board of Directors and Mr. Azim H. Premji,
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Consider and if thought fit, to pass with or without modification, the following resolutions as SPECIAL RESOLUTIONS: RESOLVED THAT pursuant to the approval of the Committee and the Board of Directors of the Company, provisions of Section 314(1 B) read with Director’s Relatives (Office or Place of Profit) Rules, 2003 and all other applicable provisions, if any, of the Companies Act, 1956 and subject to the consent of the Central Government, approval of the members be and is hereby accorded to the appointment of Mr Rishad Premji, son of Mr Azim premji, Chairman of the Company, to hold and continue to hold an Office or Place of Profit as Business Manager- Mortgage Practice (or any other designation and roles which the Board of Directors of the Company may decide from time to time) on such remuneration, increments and positions and other terms and conditions as set out in the Explanatory statement attached to this notice.
						Mgmt.	NO	DNA	DNA

Consider and If thought fit, to pass with or without modification, the following resolutions as SPECIAL RESOLUTIONS: RESOLVED THAT pursuant to the SEi:lIJEmployee Stock Option Scheme and Employee Stock Purchase Scheme) Guideline~, 1999 and allgmer applicable statutory prQvisions, approval of the members of the Company be and is hereby accorded to carry out the following amendments to Wipro Employee Stock Option Plan 1999, Wipro Employees Stock Option Plan 2000, ADS Stock Option Plan.2000, Wipro Restricted Stock Unit Plan 2004, ADS ,Restricted Stock Unit Plan, 2004 and Wipro Restricted Stock Unit Plan, 2005 with effect from April 1, 2007.
						Mgmt.	NO	DNA	DNA

Condisider, If thought fit, to pass with or without modification, the following resolutions as SPECIAL RESOLUTIONs: RESOLVED THAT pursuant to the provisions of Section 81(1A) and all Other applicable provisions of the Companies Act, 1956, including the relevant circulars aM notificatiOns issued by the Reserve Bank of India (“the RBI”) SEBI (Employee Stock Option cheme and Employee Stock Purchase Scheme, Guidelines, 1999) (“the SEBI,ESOP Guidelines”) issued by Securities and Exchange Board .oflndia on Employee Stock Option and Stock Purchase Plans and the Memorandum of Assodationand Articles of Association of Wipro Limited (“the Company) and subject to the approval, consent,permission and/or sanction, if any, of the appropriate authorities/institution or bodies as.may. be necessary and subject to such terms and conditions as may be prescribed/imposed
						Mgmt.	NO	DNA	DNA
NIIT Technologies Ltd.	NITEC IN	B01TR82 IN	7/25/2007	New Delhi
To receive, consider and adopt the Balance Sheet as at March 31,2007 and the Profit and Loss Account for the financial year ended on that date along with the Reports of the Auditors and Directors thereon.
						Mgmt.	NO	DNA	DNA
					To declare dividend on equity shares.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr Mjay K Thadani, who retires by rotation and, being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Amit SPlarma, who retires by rotation and, being eligible, offers himseif for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint Auditors of the Company to hold office from the conclusion of this annual general meeting to the conclusion of the next annual general meeting and to authorize Board of Directors to fix their remuneratlon. M/s Price Waterhouse, Chartered Accountants, the retiring Auditors, are eligible for reappointment.
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT pursuant to Section 16 and Section 94 of the Companies Act, 1956, and other appllcable prodslons of the Companies Act, 1956, the Authonsed Share Capital of the Company be and is hereby Increased from Rs 45,00.00,000 (RupeesFortyFiveCrores)divided into 4,50,00,000eqLHtysharesof Rs 10 (Rupees Ten) each to Rs 75,00,00,000 (Rupees Seventy Five Crores) divided Into 7,50,00,000 equlty shares of Rs 101- (Rupees Ten) each and consequently the exlstlng Clause V of the Memorandum of Association of the Company be and IS hereby attered by deletmg the same and substituting In its place and instead thereof, the followlng as new Clause V.
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT pursuant to the provlslons of Section 31 and other applicable provlslons of the Companies Act. 1956. the Artlcles of Association of the Company, be and IS hereby altered by deleting the existlng Article 3 and substituting In its place and Instead thereof, the following new Artlcle 3: ‘The Authorised Share Capital of the Company shall be such as given in the Clause V of the Memorandum of Association oraltered, from time to time.”
						Mgmt.	NO	DNA	DNA

RESOLVED : that in accordance with applicable provisions of the Companies Act, 1956, or any amendment or reenectment thereof and the provisions of the Articles of Association of the Company and recommendation of the Board of Directbrs and subject to the Foreign Exchange Management Act, 1999, Listing Agreement with the Stock Exchange($ and Guidelines issued by the Securities and Exchange Board of India (SEBI) in this behalf and subject to such approvals, consents, permissions and sanctions, as may be necesmy from appropriate authorities, on sent of Members of the Company be and is hereby accorded to the Board of Directors of the Company (‘the Board’, which term shall be deemed to include any Committee thereof) for capitalization of such sum standing to the credit of the Seculities Premium Account andlor General Reserve Account of the Company, as may be considered necessary by the Board, for the purpose of issue of Bonus Shares of Rs.l0/-(Rupees Ten) each, credited as fully paidup Equity Shares to the holders of the Equity Shares of the Company
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT subject to the provisions of Sections 198, 269, 309, 310, 31 1, 316, 317, Schedule Xlll and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment andlor re-enactment thereof), the Cornpany hereby approves the appointment of Mr. Rajendra S Pawar as Managing Director, designated as Chairman & Managing Director, of the Company not liable to retire by rotation for a period of three years with effect from June 1,2007 on the terms and at remuneration as detailed in the explanatory statement annexed hereto.
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT pursuant to paragraphs (B) and (C) of Section II (1) of Part II of Schedule Xlll and other applicable provisions, if any, of the Companies Act, 1956, and subject to such approvals as may be necessary, the Company be and is hereby authorized to pay minimum remuneration, as detailed in the Explanatory Statement, to Mr. Rajendra S Pawar, Chairman & Managing Director for that financial year, in which there is inadequacy or absence of profits during the period of three years from the effective date of his appointment.”
						Mgmt.	NO	DNA	DNA

“RESOLED THAT subject to the provisions of Sections 198, 269,309,310,311,316,317, Schedule Xlll and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment and/or re-enactment thereof), the Company hereby approves the appointment of Mr. h i n d Thakur as Joint Managing Director, designated as Chief Executive Officer 8 Joint Managing Dirgctor, of the Company not liable to retire by rotation for a period of three years with effect from June 1. 2007, on the terms and at remuneration as detailed in the explanatory statement annexed hereto.
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT pursuant to paragraphs (B) and (C) of Section II (1) of Part II of Schedule Xlll and other applicable provisions, if any, of the Companies Act, 1956, and subject to such approvals as may be nenecessrtly, the Company be and is hereby authorized to pay minimum remuneration, as detailed in the Explanatory Statement, to Mr Awhd Thakur, Chief Executive Officer & Joint Managing Director for that financial year in which there is inadequacy or absence of profits during the period of three years from the effective date of his appointment.”
						Mgmt.	NO	DNA	DNA
Mahindra & Mahindra Ltd	MM IN	6100186 IN	7/30/2007	Mumbai	To receive and adopt the audited Balance Sheet as at 3IH March, 2007 and the Profit and Loss Account for the year ended on that date and the Reports of the Directors and the Auditors thereon.	Mgmt.	YES	FOR	FOR
					To note the payment of Interim Dividend on Ordinary Shares.	Mgmt.	YES	FOR	FOR
					To declare a Final Dividend on Ordinary Shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Keshub Mahindra who retires by rotation and, being eligible, offers himself for re-election.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Anupam ,Puri who retires by rotation and, being eligible, offers himself for re-election.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Dr. A. S. Ganguly who retires by rotation and, being eligible, offers himself for re-election.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. R. K. Kulkarni who retires by rotation and, being eligible, offers himself for re-election.	Mgmt.	YES	FOR	FOR

To conslder and, if thought fit, to pass, with or without modlfication(s), the following as an Ordinary Resolution: “RESOLVED that subject to the provisions of sections 224, 225 and other applicable provisions, if any, of the Companies Act, 1956, Messrs. Deloitte Haskins & Sells, Chartered Accountants be appointed as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting, in place of the retiring Auditors Messrs. A. F. Ferguson & Co., Chartered Accountants, to conduct the audit of the Accounts of the Company for the Financial Year 2007-08, at such remuneration as may be mutually agreed upon between the Board of Directors of the Company and the Auditors, plus service tax and out of pocket expenses.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fi, to pass, with or without modiflcation(s), the following as a Special Resolution: “RESOLVED that pursuant to the provisions of sections 269, 198, 309, 31 0, 31 1 and all other applicable provisions of the Companies Act, 1956 (“the Act”) (including any statutory modification or re-enactment thereof for the time being in force) read with Schedule Xlll of the Act and subject to the approval of the Central Government, if necessary, and such other approvals, permissions and sanctions, as may be required, and subject to such conditions and modifications, as may be prescribed or imposed by any of the authorities in granting such approvals, permissions and sanctions, approval of the Company be accorded to the reappointment of Mr. Anand G. Mahindra as the Managing Director of the Company designated as Vice-chairman & Managing Director for a period of five years with effect from 4mApril, 2007 on a salary of Rs.4,68,250 per month in the scale of Rs.4,68,000 to Rs.8,00,000 per month.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modification(s), the following as a Special Resolution: “RESOLVED that pursuant to the provisions of sections 269, 198, 309, 310, 31 1 and all other applicable provisions of the Companies Act, 1956 (“the Act”) (including any statutory modification or re-enactment thereof for the time being in force) read with Schedule Xlll of the Act and subject to the approval of the Central Government, necessary, and such other approvals, permissions and sanctions, as may be required, and subject to such conditions and modifications, as may be prescribed or imposed by any of the authorities in granting such approvals, permissions and sanctions, approval of the Company be accorded to the re-appointment of each of the following as Executive Director (hereinafter collectively referred to as “the Executive Directors”) for a period and on terms indicated a inst their respective names:
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modification(s), the following as an Ordinary Resolution: “RESOLVED that pursuant to section 94 and all other applicable provisions, if any, of the Companies Act, 1956, the Authorised Share Capital of the Company be increased from Rs.300,00,00,000 (Rupees Three Hundred Crores) divided into 27,50,00,000 Ordinary (Equity) Shares of Rs. 10 each and 25,00,000 Unclassified Shares of Rs 100 each to Rs.400,00,00,000 (Rupees Four Hundred Crores) divided into 37,50,00,000 Ordinary (Equity) Shares of Rs.10 each and 25,00,000 Unclassified Shares of Rs.100 each by the creation of additional 10,00,00,000 Ordinary (Equity) Shares of Rs.10 each.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modification(s), the following as an Ordinary Resolution: “RESOLVED that pursuant to section 16 and all other applicable provisions, if any, of the Companies Act, 1956, Clause 5 of the Memorandum of Association of the Company be altered by substituting in its place and stead the following: The Authorised Share Capital of the Company is Rs.400,00,00,000 (Rupees Four Hundred Crores) divided into 37,50,00,000 Ordinary (Equity) Shares of Rs.10 each and 25,00,000 Unclassified Shares of Rs.100 each, with such ordinary preferential or deferred rights, privileges and other conditions attaching thereto as may be provided by the regulations of the Company for the time being in force and operation with power to increase or reduce the capital of the Company and to divide the shares in the capital for the time being original or increased into different classes and to conslidate or sub-divide such Shares and to convert Shares into Stock and reconvert the Stock into Shares and to attach to such Shares or Stock such ordinary preferential or deferred rights, privileges and other conditions as may be provided by the regulations of the Company for the time being in force and operation.’ “
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modification(s), the following as a Special Resolution: “RESOLVED that pursuant to section 31 and all other applicable provisions, if any, of the Companies Act, 1956, Article 3 of the Articles of Association of the Company be substituted by the following: ‘3. The Authorised Share Capital of the Company is Rs.400,00,00,000 (Rupees Four Hundred Crores) divided into 37,50,00,000 Ordinary (Equity) Shares of Rs.10 each and 25,00,000 Unclassified Shares of Rs.100 each.’ “
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modification(s), the following as a Special Resolution: “RESOLVED that pursuant to the provisions of the Securities and Exchange Board of lndia (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999, and notwithstanding anything to the contrary stated in this regard in the existing Mahindra & Mahindra Limited Employees Stock Option Scheme (“the Scheme”), consent of the Company be accorded to the Board of Directors of the Company (hereinafter referred to as ''the Board” which term shall be deemed to include any Committee constituted or to be constituted by the Board as the Remuneration1 Compensation Committee) to vary, as authorised by the provisions of section 115WKA of the Income-tax Act, 1961, certain terms of the Scheme approved by the Shareholders at the 5P Annual General Meeting of the Company held on 31* July, 2000 as Special Resolutions at ltem Nos. 11 and 12 of the Notice dated 30th May, 2000 read with Special Resolution at ltem No. 9 at the 58th Annual General Meeting of the Company held on 28m July, 2004, to provide for the recovery from the eligible employees, the fringe benefit tax in respect of options which are granted to or vested or exercised by, the eligible employee on or after the 1st day of April, 2007.
						Mgmt.	YES	FOR	FOR
Balaji Telefilms	BLJT IN	6545538 IN	7/26/2007	Mumbai	To receive, consider and adopt the Balance Sheet as at March 31, 2007 and the Profit & Loss Account for the year ended on that date and the Report of the Directors and the Auditors thereon.	Mgmt.	YES	FOR	FOR
					To confirm the Interim Dividend paid as of March, 2007, as final dividend.	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Mr. Tusshar Kapoor, who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Mr. John Lau, who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	YES	FOR	FOR

To appoint MIS. Deloitte Haskins and Sells, Chartered Accountants, Mumbai, and MIS. Snehal & Associates, Chartered Accountants, Mumbai, as Joint Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modification, the following resolution as an Ordinary Resolution: RESOLVED THAT Mr. Paul Aiello, who was appointed as an Additional Director at the meeting of the Board of Directors of the Company held on October 20, 2006 and who holds office till the date of this Annual General Meeting, and in respect of whom a notice under Section 257 of the Companies Act, 1956 has been received from a member signifying his intention to propose Mr. Paul Aiello as a candidate for the office of the Director of the Company, be and is hereby appointed as a Director of the Company, who shall not be liable to retire by rotation.”
						Mgmt.	YES	FOR	FOR
ITC Ltd.	ITC IN	B0JGGP5 IN	7/27/2007	Kolkata	To consider and adopt the Accounts of the Company for the financial year ended 31 st March, 2007, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare a dividend for the financial year ended 31 st March, 2007.	Mgmt.	NO	DNA	DNA
					To elect Directors in place of those retiring by rotation.	Mgmt.	NO	DNA	DNA

To appoint Auditors and to fix their remuneration. In this connection, to consider and, if thought fit, to pass the following resolution which will be proposed as a Special Resolution:- “Resolved that Messrs. A. F. Ferguson & Co., Chartered Accountants, be and are hereby appointed as the Auditors of the Company to hold such office until the conclusion of the next Annual General Meeting to conduct the audit at a remuneration of Rs. 125,00,000/- payable in one or more instalments plus service tax as applicable, and reimbursement of out-of-pocket expenses incurred.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that, in accordance with the applicable provisions of the Companies Act, 1956, or any amendment or re-enactment thereof, consent be and is hereby accorded to modification in the terms of remuneration paid or payable to the Whole time Directors of the Company with effect from 1 st October, 2006, as set out in the Explanatory Statement annexed to the Notice convening this Meeting.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Mr. Serajul Haq Khan be and is hereby appointed a Director of the Company, liable to retire by rotation, for a period of five years from the date of this Meeting, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and / or by any applicable statutes, rules, regulations or guidelines.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Mr. Pillappakkam Bahukutumbi Ramanujam be and is hereby re-appointed a Director of the Company, liable to retire by rotation, for a period of five years with effect from 30th July, 2007, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and / or by any applicable statutes, rules, regulations or guidelines.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass, with or without modification, the following resolution which will be proposed as an Ordinary Resolution:- “Resolved that Mr. Charles Richard Green be and is hereby re-appointed a Director of the Company, liable to retire by rotation, for the period from 30th July, 2007 to 31 st March, 2008, or till such earlier date to conform with the policy on retirement as may be determined by the Board of Directors of the Company and / or by any applicable statutes, rules, regulations or guidelines.” Members are advised that, in terms of the provisions of Section 205C of the Companies Act, 1956, no claim shall lie with respect to unclaimed dividend once it is transferred to IEPF.
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Members holding shares in the certificate form are requested to notify / send the following to ISC to facilitate better servicing:- i) any change in their address / mandate / bank details, ii) particulars of their bank account, in case the same have not been furnished earlier, and iii) share certificates, held in multiple accounts in identical names or joint accounts in the same order of names, for consolidation of such shareholdings into a single account.
						Mgmt.	NO	DNA	DNA

Members who hold shares in the certificate form and wish to make / change nomination in respect of their shareholding in the Company, as permitted under Section 109A of the Companies Act, 1956, may submit to ISC the prescribed Form 2B. The Form can be furnished by ISC on request or can be downloaded from the Company’s corporate website www.itcportal.com under the section ‘Investor Relations’.
						Mgmt.	NO	DNA	DNA

Members who wish to obtain information on the Company or view the Accounts for the financial year ended 31 st March, 2007, may visit the Company’s corporate website www.itcportal.com or send their queries at least 10 days before the Annual General Meeting to the Company Secretary at the Registered Office of the Company.
						Mgmt.	NO	DNA	DNA
Tata Steel	TATA IN	6101156 IN	7/18/2007	Mumbai
To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31st March, 2007 and the Balance Sheet as at that date together with the Report of the Board of directors and the Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To declare Dividend on Ordinary Shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Mr. Nusli N. Wadia who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Dr. T. Mukherjee who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place’of Mr. A. N. Singh who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint auditors and fix their remuneration.	Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Mr. James Leng who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Mr. Philippe Varin who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Mr. Jacobus Schraven who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Dr. Anthony Hayward who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the company has received a notice in writing from a Member proposing his candidature for the off ice of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

Revision in terms of remuneration of Mr. 8. Muthuraman, Managing Director To consider and, if thought fit, to pass with or without modification, the following Resolution as an Ordinary Resolution : “RESOLVED that in partial modification of Resolution No. 11 passed at the Annual General Meeting of the Company held on 5th July, 2006 for the re-appointment and terms of remuneration of Mr. B. Muthuraman, Managing Director of the Company and in accordance with the provisions of Sections 198,269,309,310 and other applicable provisions, if any, of the Companies Act, 1956, the Company hereby approves of the revision in the maximum amount of salary payable to Mr. B. Muthuraman (including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year during the tenure of his appointment) with authority to the Board of Directors to fix his salary within such maximum amount, increasing hereby, proportionately, all benefits related to the quantum of salary, with effect from 1 st April, 2007 for the remainder of the tenure of his contract as set out in the Explanatory Statement annexed to the Notice convening this Meeting. “RESOLVED FURTHER THAT the Board be and is hereby authorised to take all such steps as may be necessary, proper and expedient to give effect to this Resolution.”
						Mgmt.	YES	FOR	FOR

Increase in the Authorised Share Capital To consider and, if thought fit, to pass with or without modification, the following Resolution as a Special Resolution: “RESOLVED that in accordance with the provisions of Section 94 and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modifications or re-enactments thereof, for the time being in force), the present authorised share capital of the Company be and is hereby increased from Rs. 2000,00,00,000 divided into 175,00,00,000 Ordinary Shares of Rs. 10 each and 2,50,00,000 Cumulative Redeemable Preference Shares of Rs. 100 each to Rs. 8000,00,00,000 divided into 175,00,00,000 Ordinary Shares of Rs. 10 each, 2,50,00,000 Cumulative Redeemable reference Shares of Rs. 100 each and 60,00,00,000 Cumulative Convertible Preference Shares of Rs. 100 each by creation of 60,00,00,000 Cumulative Convertible Preference Shares of Rs. 100 each.”
						Mgmt.	YES	FOR	FOR

Alteration of the Memorandum of Association To consider and, if thought fit, to pass with or without modification, the following Resolution as a Special Resolution: ‘RESOLVED that pursuant to the provisions of Section 16 and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modifications or re-enactments thereof, for the time being in force), the Clause 5 of the Memorandum of Association of the Company be and is hereby altered and substituted as follows : “5. The present authorised share capital of the Company is Rs. 8000,00,00,000 divided into l75,00,00,000 Ordinary Shares of Rs. 10 each, 2,50,00,000 Cumulative Redeemable Preference Shares of Rs. 100 each and 60,00,00,000 Cumulative Convertible Preference Shares of Rs. 100 each”.
						Mgmt.	YES	FOR	FOR

RESOLVED that pursuant to Section 31 and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modifications or re-enactments thereof, for the time being in force), the Articles of Association of the Company be altered in the following manner: ( i ) Substitute the following Article for existing Article 4 “4. The present authorised share capital of the Company shall be Rs. 8000,00,00,000 divided into 175,00,00,000 Ordinary Shares of Rs. 10 each, 2,50,00,000 Cumulative Redeemable Preference Shares of Rs. 100 each and 60,00,00,000 Cumulative Convertible Preference Shares of Rs. 100 each”.
						Mgmt.	YES	FOR	FOR

Further lssuance of Securities To consider and, if thought fit, to pass with or without modification, following Resolution as a Special Resolution: “RESOLVED that pursuant to the provisions ot Sect~on 81 (1A) and otner applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or re-enactment thereof), and in accordance with the provisions of the Memorandum and Articles of Association of the Company, Foreign Exchange Management Act, 2000 (FEMA), Foreign Excnange Management (Transfer or issue of security by a person resident outside India) Regulations, 2000 and Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depositary Receipt Mechanism) Scheme 1993 and the regulations/guidelines, if any, prescr~bed by t re Securities and Exchange Board of India, Reserve Bank of India, or any other relevant authority from time to time, to the extent applicable
						Mgmt.	YES	FOR	FOR

Change In place of keeping Registers and Records To consider and, if thought fit, to pass with or without modification, the following Resolution as a Special Resolution : “RESOLVED that in supersession of Special Resolutions Nos. 1 1,14 and 1 1 passed at the Annual General Meetings of the Company held on 13th August, 1985,12th August, 1986 and 17th August, 1989, respectively, and pursuant to sub-section (1) of Section 163 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) (the Act), the Company hereby approves that the Registers and Indexes of Members and Debentureholders and copies of all Annual Returns prepared under Section 159 of the Act, together with the copies of certificates and documents required to be annexed thereto under Section 161 of the Act or any one or more of them, be kept at the Registered Office of the Company and / or at the offices of TSR Darashaw Limited, Registrars and Share Transfer Agents of the Company at 6-10, Haji Moosa Patrawala Industrial Estate, 20, Dr. E Moses Road, Mahalaxmi, Mumbai 400 01 1 and/or Pooja Apartments, Ground Floor, Near Vitrum Glass Factory, L B S Road., Vikhroli (W), Murnbai 40n 079.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Appointment of Branch Auditors To consider and, if thought fit, to pass with or without modification, the following Resolution as an Ordinary Resolution : “RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956, (the Act), Messrs Deloitte 81 Touche, Singapore, the retiring Branch Auditors of the Singapore Branch of the Company, be and are hereby re-appointed as the Branch Auditors of the Company to hold office from the conclusion of this meeting upto the conclusion of the next Annual General Meeting of the Company and to examine and audit the books of account of the Branch Office of the Company located at Singapore for the financial year 2007-08 on such remuneration as may be mutually agreed upon between the Board of Directors and the Branch Auditors, plus reimbursement of VAT, out-of-pocket, travelling and living expenses, incurred in connection with the audit. “RESOLVED FURTHER that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Act, the Board of Directors of the Company be and is hereby authorised to appoint as Branch Auditors of any branch office which may be opened hereafter in India or abroad in consultation with the Company’s Auditors, any person qualified to act as Branch Auditor within the provisions of the said Section 228 of the Act and to fix their remuneration.”
						Mgmt.	YES	FOR	FOR
NAGARJUNA CONSTRUCTION COMPANY LIMITED	NJCC IN	B0FXGP0 IN	7/30/2007	Hyderabad
To receive, consider arid adopt the Audited Balance Sheet as at 31st March, 2007, the Profit b Lo’ss Account for the year ended on that date together with the Reports of the Directors and the Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To declare the final dividend on Equlty Shares for the year ended 31st March, 2007.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Sri S. Venkatachalam, who retlres by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Sri Rakesh Jhunjhunwala, who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Sri P C Laha, who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA

“RESOLVED THAT MIS. M. Bhaskara Rao b Co., Chartered Accountants and MIS. Deloitte Haskins and Sells, Chartered Accountants be and are hereby appointed as Joint Statutory Auditors of the Company to hold office from the conclusion of this Annual General meeting until the conclusion of the next Annual General Meeting at such remuneration as may be determined by the Board of Directors of the Company.”
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT notice of lntentlon to propose Srl.R.V.Shastri for appointment as a Director having been received from a member under Saction 257 of the Companies Act. 1956, Srl.R.V.Shastrl, who was appointed as an Additional Dlrector of the company and who holds offlce up to the date of thls Annual General Meetlng pursuant to Section 260 of the Companies Act, 1956, be and is hereby appointed as a director of the Company liable to retire by rotation.
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT in pursuance of the provisions of Sections 198, 269. 309, 310. 31 1 and other applicable provisions, if any, of the Companies Act. 1956 (including any statutory modification (s) or reenactment thereof, for the time being in force), read with Schedule Xlll to the Act and subject to such other approvals, consents as mqy be required, the consent of the Members of the Company be and is hereby accorded for the reappointment of Sri A A V Ranga Raju as Managing Director of the company for a period of 5 (five) years with effect from 01-04-2007 on the terms b conditions of remuneration as set out h the Explanatory Statement annexed to the notice convening the meeting with liberty to the Board of Directors (hereinafter referred to as “the Board” whlch term shall be deemed to include the HR & Compensation Committee constituted by the Board) to alter and vary the terms & conditions of the said appointment and / or the remuneration, subject to the same not exceeding the limits specijied in Schedule Xlll to the Cornpanies Act, 1956, including any statutory modification or re-enactment thereof for the tlme being in force or as may hereafter be made by the Central Government in that behalf from time to time, or any amendments thereto”.
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT in pursuance of the provisions of Sections 198, 269. 309, 310, 31 1 and other applicable provisions, if any, of the Companies Act, 1956 (Including any statutory modification (s) or reenactment thereof, for the time being in force), read with Schedule Xlll to the Act and subject to such other approvals, consents as may be required, the consent of the members of the Company be and is hereby accorded for the re-appointment of Sri A G K Raju, as Executive Director of the Company for a period of 5 (five) years with effect from 01-04-2007
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT in pursuance of the provisions of Sections 198, 269, 309, 310, 31 1 and other applicable provisions, if any, af the Companies Act, 1956 (including any statutory modification (s) or re enactment thereof, for the time being in force), read with Schedule Xlll to the Act and subject to such other approvals, consents as may be required, the consent of the Members of the Company be and is hereby accorded for the reappointment of Sri J V Ranga Raju, as Whole time Director of the Company for a period of 5 (five) years with effect from ‘01-04-2007
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT in pursuance of the provisions of Sections 198, 309.310 311 and other apphcable provisions, of any, of the Companies Act, 1956 (including any statutory modification(s) or reenactment thereof, for the time being inforce), read w~th Schedule Xlll to the Act and subject to such other approvals, consents as rqay be required. the consent of the Members of the company be and is hereby accorded for revising the remuneration payable to Sri R N Raju, Whole time Director w.e.f 1st April. 2007 for the remaining term of his office on the terms as setout in the Explanatory Statement
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT in pursuance of the provisiohs o’f Sections 198, 309,310, 311 and other applicable’ provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re enactment thereof, for the time being idme), read with Sohedule Xtll to the Act and subject to such other approvals, ocxtsents as may be required, the consent of the Members of the Company be and is hereby accorded for rwisitig the remcineration payable to Sri A S N Raju, Whole time Direct0rwa.f 1st April, 2007 for the remaining term of his office
						Mgmt.	NO	DNA	DNA

RESOLVED THAT in pwsuance of the provisions of Sections 198, 309.3F0, 311 and other applicable provisions, if any, of the Companies Act, 1966 (including any statutory modification(s) or reenactment thereof, for the tims baing inforce), read with Schedule Xlll to the Act and subjjt to such other approvals, consents as may be required, the consent of the Members of the Company be and is hereby accorded for revising thesmneration payable to Sri AV N Raju. Whole time Director w.e.f 1 st April, 2007 for the remaining term of his office aq the terms as setout in the Explanatory Statement
						Mgmt.	NO	DNA	DNA

14. Amendment to Articles of Association of the Company To consider and, if thought fit, to pass with or without modifications the following resolution as a Special Resolution:- RESOLVED THAT in pursuance of the provisions of section 31 b other applicable provisions of the Companies Act, 1956, consent of the members of the company be and is hereby accorded for deleting the following Articles contained in the Articles of Association of the company: a) Definition of “Principal Promoter” and “Core Promoters” contained in Article 2. b) Deletion of Article Nos.57A,90A, 1 17A and 186 to 193.
						Mgmt.	NO	DNA	DNA

RESOLVED THAT pursuant to the provisions of Section 309(4) and other applicable provisions, if any, of the Companies Act, 1956, Articles of Assoc~ation of the Cbmpany and other pplicable rules and regulations, and subject to such other approvals and consents as may be necessary, the consent of the members of the company be and is hereby accorded to the company for payment of commission to Sri A.V.S.Raju, Chairman of the company at the rate of 1% (one percent) of the net profits of the company (to be calculated in accdrdance with the provisions of Sections 349 and 350 of the Companies Act, 1956) for a period of 5 (five) years with effect from the financial year 2007-08 and the Board of the company (which term shall be deeded to lnclude the HR b Compensation Committee constituted b\/ the Board) be and is hereby authorised to do all such acts and things to give effect to the aforesaid payment of commission to the said Chairman in accordance with, the applicable rules and regulations.
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT in accordance with Sections 79A, 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (the “Act”) the provisions of the Securities and Exchange Board of lndia (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (the ‘Guidelines’), the provisions of the Income Tax Act and the rules framed thereunder including any amendment of the said Acts and /or the Guidelines or reenactment of the said Acts, and the prov~sions of the Articles of Association of the Company, and subject to such other approvals and sanctions as may be necessary and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, consents and sanctions and which may be agreed to by the Board of Directors of the Company
						Mgmt.	NO	DNA	DNA

RESOLVED THAT in accordance with the provisions of the Articles of Association of the Company, Sections 79A. 81 and other applicable provisions of the Companies ACt. 79% (Ue-“AWP including any statutory modification(s) or reenactmenQthereof, for the time being in force and the provisions of the Smwiai6s and Exchange Board of lndia (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 including any modifications thereof or supplements thereto (“the Guidelines”), the provisions of the Income Tax Act, 1961
						Mgmt.	NO	DNA	DNA
Thermax Ltd.	TMX IN	B10SSP1 IN	7/25/2007	Pune
To receive, consider and adopt the audited Profit and Loss Account for the financial year ended on March 31,2007, the Balance Sheet as at that date together with the reports of the Board of Directors and Auditors, thereon.
						Mgmt.	NO	DNA	DNA
					To declare final dividend on equity shares and c o b the interim dividend of Rs. 3.40 per equity share declared and paid during the financial year ended March 3 1,2007.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					To appoint a Director in place of Dr. Jairam Varadaraj who retires by rotation and being eligible, offers himself for re-appointment,	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Pheroz Pudurnjee who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint Auditors to hold office from the conclusion of this Annual General Meeting upto the conclusion of the next Annual General Meeting and to authorise the Board of Directors to fix their remuneration.
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT Mr. M.S. Unnilrrishnan who was appointed as an Additional Director with effect from July 01,2007 at the Meeting of the Board of Directors held on May 29, 2007 and who holds omce under Section 260 of the Companies Act, 1956 (‘the Act’) upto the date of this Annual General Meeting and in respect of whom the dompany has received a notice in writing under Section 257 of the Act, proposing his candidatfm for the office of Director, be and is hereby appointed as a Director of the Company.”
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT pursuant to the provisions of Sections 198,269 and 309 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956 (‘the Act’), consent of the Company be and is hereby accorded to the appointment of Mr. M.S. Unnikrishnan, as the Managing Director of the Company, for a period of five years with effect from July 01, 2007 on the terms and conditions including remuneration set out in the draft Agreement to be entered into between the Company and Mr. Unnikrishnan with specific authority to the Board of Directors to alter and vary the terms and conditions of the afonxaid appointment and lor Agreement including remuneration, provided that such alterationlvariation shall be within the limits specified in Schedule XIII to the Act or any amendments thereto from time to time.
						Mgmt.	NO	DNA	DNA
Cummins India Ltd	KKC IN	6294863 IN	7/26/2007	Pune	To receive and adopt the Directors’ Report and Audited Profit and Loss Account for the year ended March 31, 2007 and the Balance Sheet as at that date.	Mgmt.	NO	DNA	DNA
					To declare final dividend on equity shares and to ratify the interim dividend declared by the Board of Directors.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Nasser Munjee who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. B. H. Reporter who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Dr. John Wall who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint Auditors to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting.	Mgmt.	NO	DNA	DNA
Sun Pharmaceutical Industries Ltd	SUNP IN	6582483 IN	July 27 2007	Mumbai
“RESOLVED THAT in accordance with the provisions of section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956 or any statutory modification or re-enactment thereof for the time being in force and subject to such approvals, permissions and sanctions, consents and lor permissions of the Government.of India, Reserve Bank of India, Securities and Exchange Board of lndia and of such other appropriate authorities, Institutions or Bodies, as the case may be, and subject also to such terms, — conditions and modifications as may be prescribed or imposed while granting such approvals, sanctions, permissions and agreed to by the Board’ of Directors of the Company (hereinafter referred to as the “Board”, which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute to exercise its powers including the powers conferred by this Resolution)
						Mgmt.	YES	FOR	FOR

“RESOLVED THAT in supersession of all earlier resolutions passed and in terms of Section 293(1)(d) of the Companies Act, 1956 and all other enabling provisions, if any, the consent of the Company be and is hereby accorded to the Board of Directors of the Company to borrow from time to time any sum or sums of monies which together with the monies already borrowed by the Company (apart from temporary loans obtained or to be obtained from the Company’s bankers in the ordinary course of business) exceed the aggregate paid up capital of the Company and its free reserve, that is to say reserve not set apart for any specific purpose provided that the total amount so borrowed by the Board shall not at any time exceed the limit of Rs.50,000 Million (Rupees Fifty Thousand Million only).”
						Mgmt.	YES	FOR	FOR

“RESOLVED THAT pursuant to the provisions of Section 372A and any other applicable provisions, if any, of the Companies Act, 1956, (‘the Act’) including any statutory modification or re-enactment thereof for the time being in force, the Board of Directors of the Company be and is hereby authorised at its discretion to make loan(s) and/or give any guarantee(s)/provide any security(ies) in connection with loan(@ made to and to make investments in Shares, Debentures and/or any other Securities of other body corporates, whether Indian or overseas and/or in various schemes of Mutual Funds or such other funds, in their absolute discretion deem beneficial and in the interest of the Company in excess of 60% of the paid up Share Capital and Free Reserves of the Company or 100% of Free Reserves of the Company whichever is more, as prescribed under section 372A of the Companies Act, 1956 from time to time, in one or more tranches, upto maximum amount of Rs. 50,000 Million (Rupees Fifty Thousand Million only) notwithstanding that investments along with Company’s existing loans or guaranteelsecurity or investments shall be in excess of the limits prescribed under Section 372Aaforesaid.
						Mgmt.	YES	FOR	FOR
Indo Tech Transformers, Ltd.	INDT IN	BOYK7P9 IN	7/30/2007	Chennai	To receive and adopt the audited Profit and Loss Account fo; the year ended 31st March, 2007 and the Balance Sheet as at that date together with the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare a Dividend.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. A.P. Muthuswami who retires by rotation and is eligible for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. P. Velayudhan Pillai who retires by rotation and is eligible for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint Auditors and fix their remuneration.	Mgmt.	NO	DNA	DNA
Voltas Ltd	VOLT IN	B1FCQX2 IN	8/6/2007	Mumbai
To receive,consider and adopt the Audited Profit and Loss Account for the year ended 31 st March,2007 and the Balance Sheet as at that date together with the Report of the Board of Directors and the Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To declare a dividend.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. lshaat Hussain,who retires by rotation and is eligible for reappointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. A. Soni,who retires by rotation and is eligible for reappointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. N. J. Jhaveri,who retires by rotation and is eligible for reappointment.	Mgmt.	YES	FOR	FOR

To consider and,if thought fit,to pass the following Resolution,with or without modification,as an Ordinary Resolution:- “RESOLVED that in partial modification of Special Resolution No.6 passed at the Fifty-First Annual General Meeting of the Company held on 29th August, 2005 and in accordance with the provisions of Sections 198,269,309,310 and other applicable provisions, if any, of the Companies Act, 1956 (the Act),read with Schedule Xlll ofthe Act,the Company hereby approves of the revision in the remuneration payable to Mr. A. Soni, Managing Director of the Company (including the remuneration to be paid in the event of loss or inadequacy of profits in any financial year during the tenure of his appointment) with effect from 1 st April, 2007 for the remainder of the tenure of his contract upto 22nd April, 201 0, as set out in the Explanatory Statement annexed to the Notice convening this Meeting. RESOLVED FURTHER that the Board be and is hereby authorised to take all such steps as may be necessary, proper and expedient to give effect to this Resolution.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass the following Resolution, with or without modification, as an Ordinary Resolution: “RESOLVED that subject to the provisions of Sections 224,225 and other applicable provisions if any,of the Companies Act, 1956, Messrs Deloitte Haskins & Sells, Chartered Accountants, be and are hereby appointed as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting till the conclusion of the next Annual General Meeting, in place of the retiring auditors, Messrs S. B. Billimoria & Co., Chartered Accountants, to examine and audit the accounts of the Company for the financial year 2007-08 on such remuneration as may be mutually agreed upon between the Board of Directors ofthe Company and the Auditors, plus reimbursement of service tax, travelling and out of pocket expenses.
						Mgmt.	YES	FOR	FOR
Indian Hotels	IH IN	B1FRT61 IN	8/3/2007	Mumbai
To receive, consider and adopt the Audited Profit and Loss Account for the year ended March 3 1,2007, and the Balance Sheet as at that date together with the Report of the Board of Directors and the Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To declare a dividend on ordinary shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Mr. S. K. Kandhari who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Mr. Jagdish Capoor who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Mr. N. A. Soonawala who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED THAT pursuant to the provisions of Section 224A and other applicable provisions, if any, of the Companies Act, 1956, MIS. S. B. Billimoria & Company, Chartered Accountants and MIS. N. M. Raiji & Company, Chartered Accountants, be and are hereby re-appointed as Joint Auditors of the Company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company to audit the Books of Account of the Company for the financial year 2007-08 on such remuneration as may be mutually agreed upon between the Board of Directors of the Company and the Auditors, plus reimbursement of service tax, out-of-pocket and travelling expenses actually incurred by them in connection with the audit.”
						Mgmt.	YES	FOR	FOR

“RESOLVED THAT in supersession of Resolution No. 10 passed at the Annual General Meeting of the Company held on August 9, 2004 and pursuant to the provisions of the Foreign Exchange Management Act, 1999 (including any statutory modification(s), or re-enactments thereof for the time being in force or as may be enacted hereafter), any Regulations and Guidelines thereunder or any Rules, Regulations or Guidelines issued by the Reserve Bank of India from time to time, and subject to such consents, sanctions and permissions as may be required from appropriate authorities, consent of the Company be and is hereby accorded for investment by Foreign Institutional Investors [’ms’] including their sub-accounts in the Ordinary Share Capital of the Company, either by way of direct investment or by purchase or otherwise under any Scheme upto thirty percent of the Ordinary Share Capital of the Company.”
						Mgmt.	YES	FOR	FOR

“RESOLVED THAT in partial modification of Resolution No. 7 passed at the Annual General Meeting of the Company held on August 9, 2004 and pursuant to the provisions of Sections 198, 269, 309, 310 and other applicable provisions, if any, read with Schedule XI11 of the Companies Act, 1956 and subject to the approval of the Central Government, if required, the Company hereby accords its approval to the revision in the terms of remuneration of Mr. Raymond N. Bickson, Managing Director of the Company by way of an increase in his basic salary increasing thereby, proportionately, all benefits related to the quantum of salary, with effect from April 1, 2007, for the remainder of the tenure of his appointment i.e. upto and including July 18, 2008, as set out in the Explanatory Statement annexed to the Notice convening this Meeting;
						Mgmt.	YES	FOR	FOR
Punjab National Bank	PNB IN	6526759 IN	8/6/2007	New Delhi
To discuss, approve and adopt the Balance Sheet of the Bank as at 31.3.2007, Profit and Loss Account of the Bank for the year ended 31st March 2007, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the Accounts and the Auditors’ Report on the Balance Sheet and Accounts.
						Mgmt.	NO	DNA	DNA
					To declare Final Dividend on Equity Shares for the Financial Year 2006-07.	Mgmt.	NO	DNA	DNA
Indian Oil Corporation Limited	IOCL IN	6253767 IN	8/16/2007 (deadline for post)	Postal ballot	to amend the Object Clause of the Memorandum of Association of the Company to undertake activities relating to Bio-Fuels business.	Mgmt.	YES	FOR	FOR
DISHMAN PHARMACEUTICALS AND CHEMICALS LIMITED	DISH IN	B0LLBY2 IN	8/7/2007	Ahmedabad
To receive, consider and adopt the Audited Balance’ Sheet as at 3151 March, 2007, Profit & Loss Account and Cash Flow Statement for the year ended on that date along with necessary annexures’ and the Reports of the Directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To declare a dividend.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Rajnikant T. Vyas, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mrs. Deohooti J. Vyas, who retires by rotation and being eligible, offers herself for reappointment.	Mgmt.	NO	DNA	DNA

To appoint Mis. Deloitte Haskins. & Sells, Chartered Accountants as Statutory Auditors of the Company, who shall hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	NO	DNA	DNA
GMR Infrastructure	GMRI IN	B192HJ1 IN	8/25/2007	Postal ballot	To consider and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution:	Mgmt.	YES	FOR	FOR

RESOLVED THAT pursuant to the provisions of Section 17 and Section 192A of the Companies Act, 1956 read with the Companies (Passing of the Resolution by Postal Ballot) Rules, 2001, the existing Clause No.1 (c) and Clause No.4(a) of the Clause III (A) of the Objects Clause of the Memorandum of Association of the Company be altered to read as under:- Clause No.1 (c) To carry on the business of developing, maintaining and operating special economic zones or other export promotion parks, software technology parks, electronic hardware parks, bio-technology parks and other industrial parks either individually or as joint venture with any company/ firm/individuaVconsultant whether local or foreign. Clause No.4(a) To undertake and carry on the business of providing financial assistance by way of subscription to or investing in the equity shares, preference shares, debentures, bonds including providing of long term and short term loans, lease-finance, subscription to fully convertible bonds, non - convertible bonds, artially convertible bonds, optional convertible bonds etc., giving guarantees or any other financial assistance as may be conducive for development, construction, operation, maintenance etc., of infrastructure projects in India in the fields of roads, highway, power generation and for power distribution or any other form of power, telecommunication services, bridge(s), airport(s), ports, rail system(s), water supply, irrigation, sanitation and sewerage system(s), special economic zones or other export promotion parks, software technology parks, electronic hardware parks, bio-technology parks and any other industrial parks or any other public facility of similar nature that may be notified in future as infrastructure facility either by the State Governments and / or the Government of India or any other appropriate authority or body.
						Mgmt.	YES	FOR	FOR

RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board of Directors (Board), be and is hereby authorised to do all that may be deemed necessary and settle any or all questions / matters arising with respect to the above matter, and to execute all such deeds, documents, agreements and writings as may be necessary for the purpose of giving effeCt to this resolution, take such further incidental and ancillary steps in this regard, as may be considered desirable or expedient by the Board in the best interest of the Company and its shareholders.”
						Mgmt.	YES	FOR	FOR
Larsen & Toubro	LT IN	B0166K8 IN	8/24/2007	Mumbai	To consider and adopt the Balance Sheet as at March 31, 2007, the Profit & Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon;	Mgmt.	YES	FOR	FOR
					To declare a dividend on equity shares;	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. V. K. Magapu, who retires by rotation and is eligible for re-appointment;	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. R. N. Mukhija, who retires by rotation and is eligible for re-appointment;	Mgmt.	YES	FOR	FOR
					To appoint Mrs. Bhagyam Ramani as a Director of the Company, whose office shall be liable to retire by rotation;	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. S. Rajgopal, who retires by rotation and is eligible for re-appointment;	Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following:
“RESOLVED THAT the vacancy caused by the retirement by rotation of Lt. Gen. Surinder Nath PVSM, AVSM (Retd.), who has not sought re-appointment, be not filled in at this meeting or at any adjournment thereof.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following:
“RESOLVED THAT the vacancy caused by the retirement by rotation of Mr. U. Sundararajan, who has not sought re-appointment, be not filled in at this meeting or at any adjournment thereof.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass with or without modification(s), as an ORDINARY RESOLUTION the following:
appointed as an Additional Director and holds office up to the date of this Annual General Meeting, is eligible for appointment, and in respect of whom the Company has received a Notice in writing from a member under the provisions of Section 257 of the Companies Act, 1956 proposing his candidature for the office of a Director, be and is hereby appointed as a Director.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s), as a SPECIAL RESOLUTION the following: “RESOLVED THAT in accordance with the provisions of Section B1(1A) and other applicable provisions, if any of the Companies Act, 1956 as also provisions of any other applicatsle laws, rules and regulations (including any amendments thereto or re-enactments thereof for the time being in force) and enabling provisions in the Memorandum and Articles of Association of the Company and the Listing Agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed and subject to such approvals, consents, permissions and sanctions of the Government of India (GOI), Reserve Bank of India (RBI), Securities and Exchange Board of India (SEBI) and all other · appropriate and/or concerned authorities, or bodies and subject to such conditions and modifications, as may be prescribed by any of them in granting such approvals, consents, permissions and sanctions which may be agreed to by the Board of Directors of the Company (‘Board’) (which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute for the time being exercising the ·powers conferred on the Board by this resolution), which the Board be and is hereby authorized to accept, if it thinks fit in the interest of the Company, the consent of the Company be and is hereby accorded to the Board of Directors of the Company to issue, offer and allot in domestic and/or international offerings in any form, any securities including Equity, Global Depository Receipts (GDR’s)/ American Depository Receipts (ADR’s)/ Foreign Currency Convertible Bonds (FCCB’s), Equity Shares, QuasiEquity Instruments, Preference Shares, Warrants, Exchangeable Bonds/Instruments, Convertible Debentures/Bonds and/or instruments convertible into Equity Shares optionally or otherwise and other appropriate equity linked instruments (hereinafter referred to as “Securities”) for an aggregate sum up to USD 700 Million or equivalent in Indian and/or any other currency (ies) with or without premium directly to Indian/ Foreign!Resident/Non-resident Investors (whether Institutions, Bodies corporate, Mutual Funds Trusts! Foreign Institutional Investors! Banks and/or individuals, or otherwise and whether or not such investors are members, promoters, directors or their relatives! associates, of the Company) through Public Issue(s), Private Placement(s), or a combination thereof at such time or times in such tranche or tranches, at such price or prices at a discount or premium to market price or prices in such manner and on such terms and conditions as may be decided and deemed appropriate by the factors, wherever necessary in consultation with the Lead Managers, Underwriters, Merchant Bankers, Guarantors, Financial and!or Legal Advisors, Rating Agencies/Advisors, Depositories, Custodians, Principal Paying/Transfer!Conversion agents, Listing agents, Registrars, Trustees, Printers, Auditors, stabilizing agents and all other agencies/Advisors or through the subsidiaries, including by way of Initial Public Offer in US or other countries, so as to enable the Company to get listed at any Stock Exchanges in India and/or Luxemburg/London/ NASDAQ/New York Stock Exchanges/ Hongkong Stock Exchange/ Singapore Stock Exchange and!or any other overseas Stock Exchange, RESOLVED FURTHER THAT the Board be and is hereby authorised to finalize the tenor, interest rate, conversion premium, redemption price, call and/or put options and other terms and conditions relating thereto as they may deem fit and to do any acts, deeds, matters or things in connection therewith or incidental or ancillary thereto. RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution, the Board be and is hereby authorized to do all such acts, deeds and things as it may, in its absolute discretion deem necessary or desirable and to settle any question, difficulty or doubt that may arise in regard to the offer, issue or allotment of securities and utilization of proceeds. RESOLVED FURTHER THAT the Board be and is hereby authorised to finalize, approve and sign all the preliminary and the final offer circulars/documents for the aforesaid issue(s) and to amend, vary, modify the same as may be considered desirable or expedient and for that purpose to give such declarations, affidavits, certificates, consents, etc. to such authorities as may be required from time to time. RESOLVED FURTHER THAT the Board be and is hereby authorized to accept any modifications in the proposal as may be required by the authorities involved in such issues but subject to such conditions as the SEBI/GOIIRBI or such other appropriate authorities may impose at the time of their approval and as agreed to by the Board. RESOLVED FURTHER THAT wjthout prejudice to the generality of the above, issue of securities in international offering may have all or any term or combination of terms in accordance with the international practice. RESOLVED FURTHER THAT the Board is also entitled to enter into and execute all such arrangements/ agreements with any Lead Managers/ Underwriters/ Guarantors/ Depository (ies)! Custodians/ Advisors/Registrars and all such agencies as may be involved including by way of payment or commission, brokerage, fees, expenses incurred in cash or otherwise in relation to the issue of Securities and other expenses, if any or the like. RESOLVED FURTHER THAT the Company and/or any agency or body authorized by the Company may issue GDRs and/or other form of securities mentioned herein above representing the underlying Equity Shares issued by the Company in registered or bearer form with such features and attributes as are prevalent in capital markets for instruments of this nature and to provide for the tradability or free transferability thereof as per the prevailing practices and regulations in the capital markets. RESOLVED FURTHER THAT the Securities issued in international offering shall be deemed to have been issued abroad in the markets and!or at the place of issue of the Securities in international markets and shall be governed by English or American law or any other law as may be decided byth~ Board. RESOLVED FURTHER THAT the Board be and is hereby authorized to finalize the mode and the terms of issue and allot such number of Equity Shares/Securities as may be required to be issued and allotted upon conversion of any Securities referred to in paragraph(s) above as may be necessary in accordance with the terms of offering and all such shares will rank pari passu with the existing Equity Shares of the Company in all respects. RESOLVED FURTHER THAT subject to necessary approval, consent, permission, the Board be and is hereby authorized to convert the GDRs/FCCBs including the GDRs previously issued, into ADA/ADS and list at NASDAQ/NYSE or in any other overseas Stock Exchange. RESOLVED FURTHER THAT the Company do open, operate and close one orrnore bank accounts in the name of the Company in Indian currency or Foreign currency (ies) with such bank-or banks in India and/ or such foreign countries as may be required in connection with the aforesaid issue/offer, subject to requisite approvals from Reserve Bank of India and other overseas regulatory authorities, if any. RESOLVED FURTHER THAT such of these Securities as are not subscribed may be disposed off by the Board in its absolute discretion in such a manner as the Board may deem fit. RESOLVED FURTHER THAT the Board be and is hereby authorised to create necessary securities on such of the assets and properties (whether present or future) of the Company in respect of facilities obtained as above and to approve, accept, finalize and execute facilities, sanctions, undertakings, agreements, promissory notes, credit limits and any of the documents and papers in connection with availing of the above facilities. RESOLVED FURTHER THAT the Board be and is hereby authorized to deleg ate all or any of the powers herein conferred in such manner as they may deem fit.”
						Mgmt.	YES	FOR	FOR

To appoint Auditors and fix their remuneration and for that purpose to pass with or without modification(s), as a SPECIAL RESOLUTION the following: “RESOLVED THAT the Company’s Auditors, M/s Sharp & Tannan, Chartered Accountants, who retire but, being eligible, offer themselves for re-appointment, be and are hereby re-appointed as Auditors of the Company including all its branch offices for holding the office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting at a remuneration of Rs. 50,00,000/- (Rupees Fifty Lacs Only) exclusive of service tax, travelling and other out of pocket expenses.”
						Mgmt.	YES	FOR	FOR
Dish TV India Ltd.	DITV IN	B1RMW32 IN	8/3/2007	Delhi
To receive, consider and adopt the Audited Balance Sheet as at March 31 , 2007, the Profit and Loss account of the Company for the financial year ended on that date and the Reports of the Auditors and Directors thereon.
						Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Subhash Chandra who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To appoint MIs. MGB & Co., Chartered Accountants, as Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting at a remuneration to be determined by the Board of Directors of the Company.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, the following resolution, with or without modification(s), as an Ordinary Resolution:
“RESOLVED THAT Dr. Pritam Singh be and is hereby appointed as a Director of the Company, whose period of office shall be liable to determination by retirement of Directors by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modification(s), the following resolution, as Special Resolutions: (i) “RESOLVED THAT pursuant to the provisions of Section 81 (1A), and other applicable provisions, if any, of the Companies Act, 1956 (''the ACf’) , the provisions contained in the Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (the “SEBI Guidelines”) or any statutory modification(s) orre-enactment ofthe Act or the SEBI Guidelines, the Articles of Association of the Company and the Listing Agreements entered into by the Company with the Stock Exchanges where the securities of the Company are listed and subject to any applicable approval(s), permission(s) and sanction(s) as may be necessary and subject to such condition(s) and mOdification(s) as may be prescribed or imposed while granting such approval(s), permission(s) and sanction(s), the approval and consent ofthe Company be and is hereby accorded to the Board of Directors (hereinafter referred to as “the Board” which term shall include any ‘Remuneration Committee’ or ‘Employee Stock Option Committee’ of the Board), to introduce and implement an ‘Employee Stock Option Scheme — 2007’ (‘ESOP 2007’ or ‘the Scheme’), and to grant, offer, issue and allot in one or more tranches at any time to orto the benefit of such permanent employees of the Company and Directors of the Company, whether Whole-time Directors or otherwise, as may be decided by the Board, Options under ESOP-2007 exercisable or convertible into equity shares (hereinafter referred to as ‘the securities’) of the Company not exceeding in the aggregate 1% of the issued, subscribed and paid-up capital of the Company as on March 31 , 2007 i.e. up to 4,282,228 equity shares of Re. 1/- each of the Company (or such other adjusted number of shares for any bonus, consolidation or other re-organisation of the capital structure of the Company as may be applicable from time to time), on such terms and conditions as may be fixed or determined by the Board in accordance with the SEBI Guidelines or any other applicable provisions as may be prevailing at that time. RESOLVED FURTHER THAT a) the Board be and is hereby authorised to formulate, evolve, decide upon and bring into effect the scheme on such terms and conditions as contained in the Explanatory Statement to this Notice and to make any modification(s), change(s), variation(s), atteration(s), or revision(s) in the terms and conditions of the Scheme from time to time including but not limited to amendments with respect to vesting period! schedule, exercise price/period, eligibility criteria or to suspend, withdraw, terminate or revise the Scheme; b) the Non-Executive Directors of the Company including Independent Directors, be granted up to a maximum of 50,000 Options per annum and up to a maximum of 250,000 Options in the aggregate under the scheme; c) the securities may be allotted in accordance with the scheme either directly or through a trust which may be set up in any permissible manner and that the scheme may also envisage for providing any financial assistance to the trust to enable to acquire, purchase or subscribe to the securities of the Company; d) any new equity shares to be issued and allotted upon exercise of options from time to time under ESOP-2007 shall rank pari passu inter se in all respects with the then existing Equity Shares of the Company; e) the Board be and is hereby authorised to take requisite steps for listing of the securities allotted under ESOP-2007 on the Stock Exchanges where the securities of the Company are listed; and ~ for the purpose of giving effect to this resolution, the Board be and is hereby authorised to do all such acts, deeds, matters and things, as may be necessary or expedient and to settle any questions, difficutties or doubts that may arise in this regard a t any stage including at the time of listing of securities without requiring the Board to secure any further consent or approval ofthe Members of the Company to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution. “ (ii) Special Resolution for extending the benefits to employees of SUbsidiary/associate Companies: “RESOLVED THAT the benefits of Employees Stock Option Scheme 2007 proposed under Resolution NO.5 (I) contained in this Notice be extended to the eligible employees of the subsidiary/holding Companies and, if permitted by law, to the eligible employees of associate Companies of the Company on such terms and conditions as may be decided by the Board.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, the following resolution, with or without mOdification(s), as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Section 293(1) (d) and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time being in force), authority and consent be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as the “Board”, which expression shall include a Committee of Directors duly authorised in this behalf) to borrow and raise such sum or sums of money or monies from time to time as may be required for the purpose of businesS of the Company notwithstanding that the money or monies to be borrowed by the Company (apart from temporary loans obtained from the Company’s bankers in the ordinary course of business) will exceed the aggregate of the paid-up capital of the Company and its free reserves, that is to say, reserved not set apart for any specific purpose, subject to the proviso that the aggregate of such borrowings shall not exceed Rs.1 ,000 Crores at any point of time.”
						Mgmt.	NO	DNA	DNA

7. To consider and if thought fit, to pass, the following resolution with or without modification(s), as an Ordinary Resolution: “RESOLVED THAT pursuant to Section 293(1) (a) and other applicable provisions, if any, of the Companies Act, 1956, the consent of the Company be and is hereby accorded to the Board of Directors of the Company to mortgage and/or charge all or any part of the immovable and/or movable properties/assets of the Company wherever situate, both present and future, to or in favour of any Bank(s), Financiallnstitution(s), Company(ies) or other Organisation(s) or Institution(s) or Trustee(s) (hereinafter referred to as the ‘Lending Agencies’) in order to secure the loans (excluding temporary loans obtained from the Company’s Bankers in the ordinary course of business) advanced/to be advanced by such lending agencies to the Company together with interest at the respective agreed rates, compound/additional interest, commitment charges, premium on pre-payment or on redemption, costs, charges, expenses and all other monies payable by the Company in respect of the said borrowings. RESOLVED FURTHER THAT the Board of Directors of the Company be and are hereby authorised to do all such acts, deeds, matters and things and to execute such deeds, documents or writings as are necessary or expedient, on behalf of the Company for creating the aforesaid mortgages and/or charges as it may in its absolute discretion deem necessary or expedient for such purpose and for giving effect to the above resolution.” The Register of Members and Share Transfer Books of the Company will remain closed from Monday, July 30, 2007 to Friday, August 3,2007 (both days inclusive).
						Mgmt.	NO	DNA	DNA
The South Indian Bank Ltd.	SIB IN	6349967 IN	8/17/2007	Thrissur
To consider and. if thought fit, to pass the following resolution, with or without modifications. as a Special Resolution: RESOLVED THAT pursuant to the provisions of Section 81 (IA) and other applicable provisions. if any. of the Companies Act. 1956 (including any amendment thereto or re-enactment thereof), Banking Regulation Act. 1949, Foreign Exchange Management Act. 1999. SEBI (Disclosure & Investor Protection) Guidelines, 2000 (the Guidelines). applicable listing agreements and in accordance with the provisions of the Memorandum an.dArticles of Association of The South Indian Bank Ltd. (the Bank.). the Board of Directors ofthe Bank (Board) or a Committee of Directors (Committee) constituted/to be constituted by the Board to exercise its powers including the powers conferred by this Resolution be and is hereby authori~ed. to offer. issue and allot. by way of Qualified Institutions Placement (QIP). to Qualified Institutional Buyers (QlBs). in tenns of Chapter XIIl-A of the Guidelines, whether or not such investors are existing Members of the Bank, through one or more placements. Equity Shares not exceeding 2.00.00,000 (Two Crore Equity Shares) of Rs.l 0/- each. at such price or prices ine luding premium on each share. as the Board or the appointed Committee thereof may determine in accordance with the Guidelines. and where necessar; in consultation with the Lead Managers and/or other Advisors. RESOLVED FURTHER THAT the QIP issue shall be completed within 12 months from the date of this resolution. RESOLVED FURTHER THAT the allotment to each Qualified Institutional Buyer (QIB) in the proposed QIP issue will npt exceed 5% of the post issue paid-up capital of the Bank. RESOLVED FURTHER THAT the relevant date for determination of the floor price of the Equity Shares to be j,sued . by way ofaQIPisstle shall be 1st July 2007. RESOLVED FURTHER THAT the Equity shares so issued shall rank pari passu with the existing Equity Shares ol’the Bank in all respects. RESOLVED FURTHER THAT for the purpose of giving effect to any offer, issue or allotment of Equity Shares the Board or a Committee be and is hereby authorized on behalf of the Bank to do all such acts. deeds. matters and things as it may; in its absolute discretion. deem necessary or desirable for such purpose. including without limitation, the determination of the terms thereof. for entering into arrangements for managing. underwriting. marketing, listing and trading, to issu¢ placement document(s). and tn sign all deeds. documents and writings and to pay any fees. C0mmissions. remuneration. expenses relating thereto and with power on behalf of the Bank to settle all questions. difficulties (If doubts that may arise in regard to such offer(s) or issue(s) or allotment(s) as it may, in its absolute discretion. deem fit.
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Emco Limited	EMCO IN	6099864 IN	7/18/2007	Jalgaon
To consider and, if thought fit, approve with or without modification(s), the Scheme of Amalgamation of Urja Engineers Limited and India Energy Investments Private Limited with Emco Limited and their respective shareholders.
						Mgmt.	NO	DNA	DNA
McLeod Russell	MCLR IN	B0FLHS4 IN	7/30/2007	Kolkata	To receive and adopt the Profit and Loss Account for the year ended 31st March 2007, and the Balance Sheet as at that date together with the Reports of the Directors and Auditors thereon	Mgmt.	NO	DNA	DNA
					To declare a dividend for the financial year ended 31st March 2007.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Dr. R. Srinivasan who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Bharat Bajorla who. retires. by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Ranablr Sen who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. R. Takru who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint Auditors and fix their remuneration.	Mgmt.	NO	DNA	DNA
Bajaj Auto	BJA IN	612414	7/18/2007	Pune
for the purpose of considering and, if thought fit, approving with or without modification(s), the Scheme of Arrangement between Bajaj Auto Limited, Bajaj Holdings & Investment Limited and Bajaj Finserv Limited and their respective shareholders and creditors.
						Mgmt.	NO	DNA	DNA
Zee News	ZEEN IN	B1LTBN	7/31/2007	Mumbai
To consider and adopt the Audited Profit and Loss Account of the Company for the year ended on March 31, 2007 and the Balance Sheet as at that date together with the report of the Auditors and Directors thereon.
						Mgmt.	YES	FOR	FOR
					To appoint Director in place of Mr. K.U. Rao, who retires by rotation at this meeting and being eligible offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint Director in place of Mr. Vinod Bakshi, who retires by rotation at this meeting and being eligible offers himself for re-appointment.	Mgmt.	YES	FOR	FOR

To appoint Mis. MGB & Co., Chartered Accountants, Mumbai, as Statutory Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass following resolution, with or without modification(s), as Special Resolution: Resolved that pursuant to the provisions of Sections 198, 309 and other applicable provisions, if any, of the Companies Act, 1956 (‘the Act’) and subject to approvals as may be required, the Non-Executive Directors of the Company be paid remuneration by way of Commission not exceeding 1% of net profits of the Company computed in accordance with the provisions of Sections 198(1) of the Act for a period of five years commencing from April 1, 2007, in addition to sitting fees for attending the meeting/s of Board of Directors or any Committee thereof, to be divided amongst the Non-Executive Directors in such manner and subject to such criteria as the Board of Directors of the Company may determine from time to time.”
						Mgmt.	YES	FOR	FOR
Jammu and Kashmir Bank	J&KBK IN	614291	8/13/2007	Postal ballot
RAISING Of MONEY THROUGH AN AllOTMENT Of GDRS/ADRS OR fCCBS OR BY WAY OF A QUALIFIED
INSTITUTIONAL PLACEMENT AS PER THE PROVISIONS Of CHAPTER XIIIA Of THE SECURITIES AND EXCHANGE
BOARD Of INDIA (DISCLOSURE AND INVESTOR PROTECTION) GUIDELINES, 2000
						Mgmt.	YES	FOR	FOR
					ISSUE OF WARRANTS TO THE STATE GOVERNMENT OF JAMMU AND KASHMIR BY WAY OF A PREFERENTIAL ALLOTMENT	Mgmt.	YES	FOR	FOR
Container Corporation	CCRI IN	610098	8/22/2007	New Delhi	To receive, consider and adopt the Balance Sheet as at 31 st March, 2007, Profit & Loss Account for the year ended on that date and the Report of Board of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					2. To confirm the payment of Interim dividend and to declare dividend on equity shares for the financial year ended 31st March, 2007.	Mgmt.	NO	DNA	DNA
					3. To appoint a Director in place of Shri Suresh Kumar who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					4. To appoint a Director in place of Shri Anil Kumar Gupta, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					5. To take note of the appointment of M/s. Hingorani M. & Co., Chartered Accountants, New Delhi as Statutory Auditors ofthe Company and to pass the following resolution as an Ordinary Resolution;	Mgmt.	NO	DNA	DNA

RESOLVED that the appointment of M/s. Hingorani M. & Co., Chartered Accountants as Statutory Auditors of the Company for the financial year 2006-07 in terms of the order no. CA. V/COY/CENTRAL GOVT., CCIL(5)/36 dated 26.06.2006 ofC&AG of India, be and is hereby noted. Special Business -: To consider, and if thought fit, to pass with or without modification(s), the following resolutions as Ordinary Resolutions:
						Mgmt.	NO	DNA	DNA

6. RESOLVED that Shri V.N. Mathur be and is hereby appointed as Part- time Chairman of the Company w.e.f. 11.04.2007 in terms of Railway Board’s order no. 2004/PL/51/3 dated 11.04.2007 and shall be liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

7. “RESOLVED that Shri R.K. Tandon be and is hereby appointed as Director of the Company w.e.f. 18.07.2006 in terms of Railway Board’s order no. 2004/PL./51/3 dated 18.07.2006 and shall be liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

8. “RESOLVED that Shri Harpreet Singh be and is hereby appointed as Director of the Company w.e.f. 20.07.2006 in terms of CONCOR’s HRD order no. CON/HR/28/4/1057 dated 20.07.2006 and shall be liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA
GMR Infrastructure	GMRI IN	B192HJ1 IN	8/30/2007	Bangalore	1. To receive, consider and adopt the audited Balance Sheet as at 31st March 2007, Profit & Loss Account for the year ended on that date and the reports of the Board of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					2. To appoint a director in place of Mr. Srinivas Bommidala, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					3. To appoint a director in place of Mr. G Kiran Kumar, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					4. To appoint a director in place of Mr. B V Nageswara Rao, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					5. To appoint a director in place of Mr. Arun K Thiagarajan, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					6. To appoint MIs Price Waterhouse, Chartered Accountants, Hyderabad, as Statutory Auditors for the financial year 2007-08 and fix their remuneration.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

7. To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 163 and all other applicable provisions, if any, of the Companies Act, 1956 (‘the Act’) and the Depositories Act, 1996, the approval of the members of the Company, be and is hereby accorded for keeping the Register of Members, Index of Members, Register of Debenture holders, Index of Debenture holders, other related books and I or copies of all annual returns prepared under Section 159 together with the copies of the certificates and documents required to be annexed thereto under Section 161 and other applicable provisions of the Act, or anyone or more of them, at the office of Karvy Computershare Private Limited, the Registrars and Share Transfer Agents of the Company, with in the city of Bangalore.” “RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board of Directors (Board), be and is hereby authorized to do all such acts, deeds, matters and things as may be deemed necessary and settle any or all questions I matters arising with respect to the above matter, as may be considered desirable or expedient by the Board in the best interest of the Company.”
						Mgmt.	NO	DNA	DNA

8. To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 16, 94 of the Companies Act, 1956 and Article 67 of the Articles of Association of the Company, the Authorized Share Capital of the Company of Rs. 400,00,00,000 (Rupees Four Hundred Crore only) divided into 40,00,00,000 (Forty Crore) Equity shares of Rs.10/- (Rupees Ten) each be and is hereby increased to Rs. 750,00,00,000 (Rupees Seven Hundred Fifty Crore only) divided into 375,00,00,000 (Three Hundred Seventy Five Crore) Equity Shares of RS.2/- (Rupees Two) each.” “RESOLVED FURTHER THAT pursuant to the provisions of Sections 16, 94 of the Companies Act, 1956 and Article 76 of the Articles of Association of the Company and subject to such other approvals I permissions I sanctions as may be necessary, the consent of the members of the Company be and is hereby accorded for the subdivision of each and every one of the existing equity share of the Company of the nominal value of Rs. 10/- each fully paid up into 5 equity shares of Rs. 2/- each fully paid up, and that in the case of existing equity shares which are not fully paid up, the proportion between the amount paid and the amount which is unpaid on each reduced equity share of Rs. 2/- each shall be the same as it were in the case of the existing equity share of Rs. 10/- each from which the reduced equity share of Rs. 2/- each is derived.” “RESOLVED FURTHER THAT the existing Clause V of the Memorandum of Association of the Company, relating to the Share Capital be and is hereby altered and amended as under:
V. The Authorized Share Capital of the Company is Rs. 750,00,00,000 (Rupees Seven Hundred Fifty Crore only) divided into 375,00,00,000 (Three Hundred Seventy Five Crore) Equity Shares of Rs. 2/- (Rupees Two only) each with power to the Board of Directors (Board) to increase or reduce its capital and to divide the shares in the capital for the time being into other classes and to attach thereto respectively such preferential, deferred, qualified or other special rights, privileges, conditions and restrictions as may be determined by or in accordance with the Articles of Association of the Company and to vary, modify, or abrogate any such rights, privileges, conditions or restrictions in such manner as may for the time being be permitted by the Articles of Association of the Company or the legislative provisions for the time being in force in that behalf. RESOLVED FURTHER THAT for the purpose of giving effect to the resolutions above, the Board of Directors (Board) I duly constituted committee of the Board, be and is hereby authorized to take such steps and actions and give such directions as it may in its absolute discretion deem necessary and to issue new share certificates, wherever required, in the aforesaid proportion, in cancellation of existing shares, subject to the rules as laid down in the Companies (Issue of share certificates) Rules, 1960, and the Articles of Association of the Company and to settle any question that may arise in this regard and to finalize and execute all documents, deeds and writings as may be necessary, which includes but not limited to preparing, executing and filing necessary applications! formsl returns! documents to Registrar of Companies, Stock Exchanges (BSE & NSE), National Securities Depository Limited (NSDL), Central Depository Services (India) Limited (CDSL) and lor such other statutory authorities as may be necessary from time to time and to delegate all or any of the powers to any authorized person(s) to give effect to the above resolution and to comply with necessary formalities in this regard .”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an ordinary Resolution: “RESOLVED THAT the consent of the Company be and is hereby accorded under the provisions of Section 293(1)(d) and other applicable provisions, if any of the Companies Act, 1956, to the Board of Directors of the Company to borrow from time to time all such sum(s) of money as the Directors may deem appropriate and upon such terms and conditions as they may think fit for the purposes of business of the company, notwithstanding that the moneys to be borrowed together with the moneys already borrowed by the company (apart from temporary loans obtained from the Company’s bankers in the ordinary course of business), if any, may exceed the aggregate of the paid-up capital of the company and its free reserves, that is to say, reserves not set apart for any specific purpose, provided that the total amount so borrowed by the Board of Directors and outstanding at any point of time shall not exceed the sum of Rs. 10,000 Crore (Rupees Ten Thousand Crore only).” “RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized to take such steps and do all other acts, deeds and things as may be necessary or desirable to give effect to this resolution.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 31 of the Companies Act, 1956 and other applicable provisions of the Companies Act, 1956, Article 82 of the Articles of Association of the Company be and is hereby altered and amended as under. Article 82 The Board may from time to time but with such consent of the Company in General Meeting, as may be required under Section 293 of the Act, raise any money or sums of money for the purpose of the Company provided that the moneys to be borrowed by the Company apart from temporary loans obtained from the Company’s bankers in the ordinary course of business shall not without the sanction of the Company exceed the aggregate of the paid up capital of the Company and its free reserves, that is to say reserves not set apart for any specific purpose and in particular, but subject to the provisions of Section 292 of the Act and lor other applicable provisions of the Act and lor Securities and Exchange Board of India guidelines and of all other applicable laws, rules / regulations, the Board may from time to time at their discretion raise or borrow or secure the payment of any such sum of money for the purpose of the Company, by the issue of debentures perpetual or otherwise including debentures convertible into shares of this or any other Company or perpetual annuities, Foreign Currency Convertible Bonds, American Depository Receipts, Global Depository Receipts, Warrants and other instruments with or without option to convert into equity shares having or not having voting / special rights, whether attached to any securities or otherwise, and such other securities and instruments as may be permissible in law and/ or by way of External Commercial Borrowings or otherwise and in security of any such money so borrowed, raised or received mortgage pledge or charge, the whole or any part of the property, assets or revenue of the Company present or future, including its uncalled capital by special assignment or otherwise or to transfer or convey the same absolutely in trust and give the lenders powers of sale and other powers as may be expedient and to purchase redeem or payoff any such securities. Provided that every resolution passed by the Company in General Meeting in relation to the exercise of the power to borrow as stated above shall specify the total amount up to which the Board may borrow moneys. The Board may by a resolution at its meeting delegate the above power to borrow money otherwise than on debentures to a Committee of Directors or the Managing Director, if any, within the limits prescribed. Subject to the provisions of this Article, the Board may, from time to time, at their discretion, raise or borrow, secure the repayment of any sum or sums of money for the purpose of the Company, from time to time and in such manner and upon such terms and conditions in all respects as they think fit, and in particular, by promissory notes or by opening current accounts or by receiving deposits and advances with or without security, or by the issue of bonds, perpetual or redeemable debentures or debenture stock (both present and future of the Company) including the uncalled capital for the time being of the Company.” “RESOLVED FURTHER THAT the Board of Directors be and is hereby authorized to take such steps and do all other acts, deeds and things as may be necessary or desirable to give effect to this resolution.”
						Mgmt.	NO	DNA	DNA

11. To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to and in accordance with the provisions of section 81(1A) and all other applicable provisions, if any, of the Companies Act, 1956 (the “Act”) and all other applicable laws and regulations including the Foreign Exchange Management Act, 1999, The Foreign Exchange Management (Transfer or Issue of Security by a Person Resident outside India) Regulations, 2000, the Issue of Foreign Currency Convertible Bonds and Ordinary shares (through Depository Receipt Mechanism) Scheme, 1993, and subject to any required approval, consent, permission and / or sanction of the Ministry of Finance (Department of Economic Affairs) and Ministry of Industry (Foreign Investment Promotion Board / Secretariat for Industrial Assistance) and all other Ministries / Departments of the Government of India and the Securities and Exchange Board of India (SEBI), Reserve Bank of India (RBI) and / or any other competent authorities, the Securities and Exchange Board of India guidelines, the Reserve Bank of India guidelines, the relevant provisions of the Memorandum and Articles of Association of the Company and the provisions of the Listing Agreement(s) with Stock Exchanges on which the shares and other securities of the company are listed (including any amendment thereto or re-enactment of all or any of the aforesaid ) and subject to all such approvals, permissions, sanctions and consents, If any, as may be required under applicable laws and regulations and of concerned authorities, bodies and agencies and subject to such conditions and modifications as may be prescribed by any of the above said authorities, bodies and agencies and which may be agreed to by the board of directors of the Company (hereinafter referred to as ‘1he Board”, which term shall be deemed to include any Committee thereof which the Board may have or may hereafter constitute, to which all or any of the powers hereby conferred on the Board by this Resolution, have been or may hereafter at any time be delegated), the consent, authority and approval of the Company be and is hereby accorded to the Board to create, issue, offer and allot, from time to time in one or more tranches, whether rupee denominated or denominated in foreign currency, in consultation with the Lead Manager(s) and/or Underwriter(s) and/or other advisor(s), (i) Foreign Currency Convertible Bonds and/or other Securities convertible, at the option of the Company and/or entitling the holder thereof to apply and convert at his option into equity shares with or without voting / special rights, and/or (ii) other securities convertible into or exchangeable with or linked to equity shares, and/or (iii) Nonconvertible securities with or without detachable Warrants, and/or (iv) Warrants with a right exercisable by the warrant holOer to convert or subscribe to equity shares, and/or (v) any shares, instruments or securities of the Company through Global Depository Receipts,
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

American Depository Receipts or equity shares through depository receipt mechanism, participatory notes or otherwise (all hereinafter collectively referred to as the “Securities”) and or any combination of securities to any person including Qualified Institutional Buyers, foreign /non-resident and lor domestic institutions, institutional investors, banks, mutual funds, companies, bodies corporate or other entities, individuals or other persons (collectively referred to as the “Investors”), whether or not such Investors are members of the Company as may be deemed appropriately by the Board and permitted under applicable laws and regulations, of an aggregate amount not exceeding Rs. 5000 Crore or equivalent thereof in one or more foreign currency and/or Indian rupees, inclusive of such premium as may be fixed on such Securities by offering the Securities in one or more countries through public offer and/or offer letter and / or placement document and/or circular and/or information memorandum and/or such other documents writings, and/or on private placement basis and/or a combination thereof in such manner, on such terms and conditions and at such time or times as may be determined by the Board in its absolute discretion, with power to settle details as to the form and terms of issue of the Securities and all other terms, conditions and matters connected therewith including to accept any modifications thereto or therein as may be required by concemed authorities and/or persons involved with any such issue of Securities subject, however, to all applicable laws and regulations. “RESOLVED FURTHER THAT pursuant to the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactm.ent thereof), the provisions of Chapter XIIIA of the SEBI (Disclosure and Investor Protection) Guidelines 2000 (“SEBI DIP Guidelines”) and the provisions of the Foreign Exchange Management Act, 2000 (FEMA), Foreign Exchange Management (Transfer or issue of Security by a Person Resident Outside India) Regulations, 2000, the Board of Directors may at their absolute discretion, issue, offer and allot equity shares or securities convertible into equity shares for a value up to the amount of Rs. 5000 Crore (Rupees Five Thousand Crore Only) inclusive of such premium, as specified above, to any person including Financial Institutions (FI), Foreign Institutional Investors (FII), Qualified Institutional Buyers (QIB) etc. (as defined by the SEBI DIP Guidelines) pursuant to a qualified institutional placement, as provided under Chapter XIIIA of the SEBI DIP Guidelines.” “RESOLVED FURTHER THAT in the eventlhe securities convertible into equity shares are issued under Chapter XIlIA of the SEBI DIP Guidelines, the relevant date for the purpose of pricing of the securities shall be a day thirty days prior to the date on which the holder of the securities which are convertible into or exchangeable with equity shares at a later date becomes entitled to apply for the said shares.” “RESOLVED FURTHER THAT without prejudice to the generality of the above, the aforesaid Securities may have such features and attributes or any terms or combination of terms in accordance with international practices to provide for the tradability and free transferability thereof as per the prevailing practices and regulations in the capital markets including but not limited to the terms and conditions in relation to payment of interest, additional interest, premium on redemption, prepayment and any other debt service payments whatsoever including terms for issue of additional Equity Shares, with or without conversion rights, with or without voting rights or variation of the conversion price of the Securities during the duration of the Securities and the Board be and is hereby authorized in its absolute discretion in such manner as it may dee m fit, to dispose off such of the Securities that are not subscribed.” “RESOLVED FURTHER THAT without prejudice to the generality of the foregoing, the Board be and is hereby authorized to prescribe with respect to the aforesaid issue of the Securities all or any of the terms or any combination of terms thereof in accordance with local and/or international practice including but not limited to conditions in relation to offer, issue and allotment of the Securities, payment of interest, dividend, premium and redemption or early redemption of Securities, debt service payments and any other payments whatsoever, voting rights and all such terms as are provided in domestic and/or international offerings of this nature including terms for such issue, or variation of the price or period of conversion of any Securities into equity shares or issue of equity shares during the duration of the Securities or terms pertaining to early redemption of Securities and/or conversion into equity shares as the Board may in its sole discretion deem appropriate.” “RESOLVED FURTHER THAT in the event any of the Securities are issued in international/ foreign capital market, the issue of such Securities shall be deemed to have been made abroad in the market and/or at the place of issue of such Security in the international market and shall be governed by English law or such other foreign law as the Board may in its absolute discretion decide.” “RESOLVED FURTHER THAT the Board be and is hereby authorized to issue and allot Equity Shares pursuant hereto and/or as may be required to be issued and allotted upon conversion of any of the Securities referred to above or as may be necessary in accordance with the terms of offering thereof and all Equity Shares so issued and allotted shall be subject to the Memorandum and Articles of Association of the Company shall rank pari passu in all respects with the Existing Shares of the Company unless otherwise specified in the relevant terms.” “RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution and any offer, issue and allotment of Securities, the Board be and is hereby authorized to take all such actions, give such directions and to do all such acts, deeds and things as may be necessary, desirable or incidental thereto and matters connected therewith including without limitation the entering into of arrangements for underwriting, marketing, listing, trading, appointment of Lead Manager(s), Advisor(s), Registrar(s), paying and conversion agent(s) and to issue and sign all deeds, documents, instruments and writings and to pay any fees, commission, costs, charges and other outgoings in relation thereto and to settle all questions, and to give such directions that may be necessary or arise in regard to or in connection with any such offer, issue or allotment of Securities and utilization of the issue proceeds, as it may, in its absolute discretion, deem fit and any such action, decision or direction of the Board shall be binding on all members.” “RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of its powers to any Director or Committee of Directors to give effect to the aforesaid resolutions.”

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: RESOLVED THAT pursuant to section 61 and other applicable provisions, if any, of the Companies Act, 1956 and subject to consent/ approval of Securities and Exchange Board of India (SEBI) or any other statutory authorities, which may be required, variation in the utilization of IPO proceeds as under, be and is hereby approved: “Out of Rs 463.10 Crore, being the funds allocated for investments in the road projects in the prospectus of the Company dated August?, 2006, as detailed below, Rs. 242.45 Crore, being the balance amount or any part thereof, which is yet to be invested in the specified road projects, if not “RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds, matters and things, submit information on statements to statutory Authorities including stock exchanges and sign forms, deeds, documents, agreements, contracts, undertakings, declarations, confirmations, letters and such other papers as may be necessary, desirable and expedient for giving effect to the variation in the use of the IPO proceeds. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorised to delegate its authority in this regard to any directors or executives of the company for achieving the above objective.”
						Mgmt.	NO	DNA	DNA
Aban Offshore	ABAN IN	B07Y0K	8/16/2007	Chennai
To receive, consider, and adopt the Audited Balance Sheet as at 31 March 2007, the Profit and Loss Account for the year as ended on 31 March 2007, and the reports of the Directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To consider and declare dividends on several different kinds of Share Capital.	Mgmt.	NO	DNA	DNA
					To appoint directors in place of retiring directors.	Mgmt.	NO	DNA	DNA
					To reappoint M/s Ford, Parks & Co., Chartered Accountants, Chennai as the Auditors of the company for the coming year.	Mgmt.	NO	DNA	DNA
					To reappoint Mr. Reji Abraham as Managing Director and fix his remuneration.	Mgmt.	NO	DNA	DNA

RESOLVED THAT clause 18 (a) of ESOS 2005 Scheme be and is hereby modified by substituting the words ‘to the extent’ by the words ‘including but not limited to changing the exercise price, vesting period and the exercise period’ RESOLVED FURTHER THAT the consent of the Company be and is hereby accorded for changing the second vesting date of First ESOP grant from l5.07.2007 to 20.03.2007 and consequently for ESOS as approved by SEBI guidelines from time to time.
						Mgmt.	NO	DNA	DNA

10. To consider and if thought fit to pass with or without modification(s) the following resolution as a SPECIAL RESOLUTION “RESOLVED THAT pursuant to the provlslons of the Foreign Exchange Management Act, 1999 (FEMA) the Foreign Exchange Management (Transfer or Issue of Security by a Person Resident Outside India) Regulations, 2000 and all other applicable Rules, Regulations, Guidelines and laws (including any statutory modifications or re-enactment thereof for the tlme being In force) and subject to all applicable approvals, permissions and sanctions and subject to such conditions as may be prescribed by any of the concerned authorlties while grantmg such approvals, permissions, sanctions, which may be agreed to by the Board of Drectors of the Company (hereinafter referred to as “the Board which term shall include a duly authorzed Committee of D~rectors for the time belng exercising the powers conferred by the Board of Directors), consent of the Company be and IS hereby accorded to the Board of Directors of the Company to permit Foreign lnstitutional Investors (Flls) reglstered with The Securities Exchange Board of India (SEBI) to acquire and hold on their own account and on behalf of each of their SEBI approved of sub accounts, shares of the Company up to the sector cap statutory ceiling as applicable from time to time provided however that the equity shareholding of each FII on his own account and on behalf of each of SEBI approved sub-account In the Company shall not exceed 10% (Ten percent) of the total paid up equlty share capital or such hm~ts as are or may be prescribed from tlme to tlme under applicable laws, rules and regulations.” “RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds matters and things and execute all documents or writings as may be necessary proper or expedient for the purpose of giving effect to this resolution and for matters connected there with or incidental thereto including delegating all or any of the powers herein to any Committee of Directors or any Director or Officer of the Company.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit to pass with or without modification(s) the following resolution as a SPECIAL RESOLUTION . RESOLVED THAT, in accordance with the provisions of Section 81 and 81 (1 A) and all other applicable provlslons, if any of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof) and relevant provisions of the Memorandum of Association and Articles of Association of the Company, the Foreign Exchange Management Act, 1999 and the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depository Receipt Mechanism) Scheme 1993, guidelines prescribeq by the Securities and Exchange Board of India (SEBI) and subject to such approval(s), consent(s), permission(s) and / or sanctions of the Ministry of Finance of the Government of India,.Reserve Bank of India and any other appropriate institutions or bodies, as may be necessary and subject to such terms and conditions, modifications, alterations as may be prescribed and

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

by any of them in granting any such. approval, consent, permission or sanction, the consent, authority and approval. pf the Company be and is hereby accorded to the Board of Directors (hereinafter referred to as the “Board” Which term shall be deemed to include any committee thereof) to offer, issue, and <allot, in the course of offerings, in one or more domestic! foreign markets, any Securities including Equity Shares, Global Depository Receipts and / or American Depository ReceiptslShares cotlVertible into Equity Shares,.Foreign Currency Convertible Bonds, Convertible Bonds, Euro — Convertible Bonds convertible at the option of the Company and / or at the option of the holders of the Security(s), Securities partly or fully convertible into Equity Shares and / or securities linked to Equity Shares andlcirany instruments or securities with or without detachable warrants secured or unsecured or such other types of securities representing either Equity Shares or Convertible Securities (hereinafter referred to as “Securities”) to Foreign/Domestic investors, Non-residents, Qualified Institutional Bidders, Foreign InstitutionallnvestorstForeign Companies/N~J(s)/Foreign National(s) or such other entities or persons as may be decided by the Board, whether or not such persons/entitieslinvestors are Members of the Company through Prospectus, Offering Letter, Circular to the general public and / or through any other mode or on private placement basis as the case may be from time to time in one or more tranches as may be deemed appropriate by the Board on such terms and conditions as the Board may in its absolute discretion deem fit for an amount not exceeding US$200 Million (US Dollar Two Hundred Million Only) or its equivalent currencies including green shoe option on the date of allotment on such terms and conditions including pricing as the Board may in its sole discretion decide including the form and the persons to whom such securities may be issued and all other terms and conditions and rnatters connected.”
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT without prejudice to the generality of the above the aforesaid issue of the Securities may have all or any term or combination of terms in accordance with normal practice including but not limited to conditions in relation to payment of interest, dividend, premium or redemption or early redemption at the option of the Company and / or to the holder(s) of the securities and other debt service payment whatsoever and all such terms as are provided in offerings of this nature including terms for issue of additional Equity Shares of variation of interest payment and of variation of the price or the period of conversion of securities into Equity Shares or issue of Equity Shares during the duration of the securitiesgr terms pertaining to voting rights or option for early redemption of securities.”
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT theBo~tdbe and is hereby authorised to issue and allot suchnHl’l’joer of underlying Equity Shares as may be requireditobe issued and allottedl.lpon conversion of any SUChSecurities referred to above or as may be in accordanqevvith the terms of the offering(s) and that the said EqHity Shares shall be subject to the Memorandum andArticies of Association of the Cornpany and shall rank in all respects pari passu with the existing Equity Shares oHM company.”
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT the consent of the Company be and is hereby granted in terms of Section 293(1) (a) and other applicable provisions, if any, of the Companies Act, 1956 and subject to all necessary approvals to the Board to secure, if necessary, all or any of the above mentioned Securities to be issued, by the creation of a mortgage and / or charge<>.n. all or any of the Company’s immovable and / movable assets, both present and future in such form and manner and on such terms as may be deemed fit and appropriate by the Board.”
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT such of these securities to be iSSUedas are not subscribed rnay be disposed of by the Board to such person in such rnanner and on such terms as the Board in its absolukdiscretion thinks fit, in the best interest of the Company and as is permissible in law.”
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT theCornpany may enter into any arrangement with any agency or body for issue of Depository Receipts representing underlying Equity Shares/Preference Shares / other securities issued by the Company in registered or bearer form with such features and attributes as are prevalent in international capital markets for instruments of this nature and to provide for the tradability or free transferability thereof as per the international practices and regulations and under the forms and practices prevalent.”
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT the securities issued in foreign rnarkets shall be deemed to have been made abroad and / or in the market and / or at the place of issue of the securities in the international market and may be governed by applicable foreign laws.”
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT for the purpose of giving effect to. any issue or allotment of Securities or instruments representing the sarne,the Board be and is hereby authorised to determine the form, terms and timing of the offering(s), including the class of investors to whom the Securities are to be allotted, number of Securities to be allotted in each tranche, issue price, premium amount on issue / conversion of Securities,.Exercise of warrants / Redemption of Securities, rate of interest, redemption period, listings on one or more stock exchanges as the Board in its absolute discretion deems fit and to make and accept any rnodifications in the proposal as may be required by theaufhorities involved in such issues and on behalf of the Company to do all such acts, deeds, matters and things as it may at its discretion deem necessary or desirable for such purpose, including without limitation the Appointment of Registrar, Book-Runner, lead-Managers, Trustees, Agents, Bankers, Global Co-ordinators, Custodians, Depositories, Consultants, Solicitors, Accountants, entering into arrangements for underwriting, marketing, listing, trading, depository and such other arrangements and agreements, as may be necessary and to issue any offer document(s) and sign all deeds, documents and to pay and remunerate all agencies I intermediaries by way of commission, brokerage, fees, charges, out of pocket expenses and the like as may be involved or connected in such offerings of securities, and also to seek listing of the securities or securities representing the same in any Indian and I or in one or more international stock exchanges with power on behalf of the Board to settle any questions, difficulties or doubts that may arise in regard to any such issue, offer or allotment of securities and in complying with any Regulations, as it may in its absolute discretion deem fit, without being required to seek any further clarification, consent or approval of the members or otherwise to the end and intent that the members shall be deemed to have given their approval thereto expressly by the authority of this resolution.”
						Mgmt.	NO	DNA	DNA
					Resolved further that the Board be and is hereby authorised to delegate any and all powers herein conferred to any Officer of the company to give effect to the aforesaid resolution.	Mgmt.	NO	DNA	DNA
Zee Entertainment Enterprises Limited	Z IN	6188535 IN	8/17/2007	Mumbai
To receive, consider and adopt the Audited Balance Sheet as at March 31, 2007, the Profit & Loss Account of the Company for the financial year ended on that date and the Reports of the Auditors and Directors thereon.
						Mgmt.	YES	FOR	FOR
					To declare dividend on equity shares for the financial year ended March 31, 2007.	Mgmt.	YES	FOR	FOR
					To appoint directors in place of directors retiring by rotation, all of whom, being eligible, offer themselves for re-appointment.	Mgmt.	YES	FOR	FOR

To appoint M/s. MGB & Co., Chartered Accountants, Mumbai as Auditors of the Company to hold such office from the conclusion of this meeting until the conclusion of the next Annual General Meeting at a remuneration to be determined by the Board of Directors of the Company.
						Mgmt.	YES	FOR	FOR
Kotak Mahindra Bank Limited	KMB IN	6135661 IN	8/21/2007	Mumbai
To consider and, if thought fit, to pass with or without modifications, the following as a Special Resolution:
RESOLVED that pursuant to the provisions of Section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or re-enactment thereof), and in accordance with the provisions of the Memorandum and Articles of Association of Kotak Mahindra Bank Limited (“the Bank”) and the regulations/guidelines, if any, prescribed by the Securities and Exchange Board of India or any other relevant authority from time to time, to the extent applicable and subject to such approvals, consents, permissions and sanctions of any authorities as may be necessary including but not limited to the approval of the Reserve Bank of India, as may be required and subject to such conditions as may be prescribed while granting such approvals, consents, permissions and sanctions, which the Board of Directors of the Bank (hereinafter referred to as the “Board” which term shall be deemed to include any Committee(s) constituted/to be constituted by the Board to exercise its powers including the powers conferred by this Resolution) is hereby authorised to accept, the Board be and is hereby authorised on behalf of the Bank to create, issue, offer and allot, (including with provisions for reservation on firm and/or competitive basis, of such part of issue and for such categories of persons including employees of the Bank as may be permitted), in the course of one or more international or domestic offerings and/or private placements (including on a preferential basis) in domestic and/or one or more international market(s), with or without a green shoe option, Equity Shares of the face value of Rs. 10 each (the “Equity Shares”) and/or Equity Shares through depository receipts provided that the Equity Shares issued do not exceed 1,70,00,000 (One Crore and Seventy lakh) Equity Shares each in number and up to an aggregate face value of Rs. 17 crores (including the issue and allotment of Equity Shares pursuant to a green shoe option, if any), (all of which are hereinafter collectively referred to as “Securities”) to eligible investors (whether residents and/or non-residents and/or qualified institutional buyers or investors (foreign or otherwise) and/or incorporated bodies, and/or individuals and/or trustees and/or any other categories of investors and/or stabilizing agents or otherwise), through prospectus and/or letter of offer or circular or placement document or any other document at the relevant time(s) of issue of securities, such issue and allotment to be made at such time/times, in one or more tranches, at such price or prices and on such.terms and conditions as the Board, may, in its absolute discretion, decide at the time of issue of securities.
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER that subject to obtaining the applicable approvals and the provisions of Chapter XlilA of the SEBI(Disclosure and Investor Protection) Guidelines 2000 (“SEBI DIP Guidelines”), the consent of the shareholders of the Bank be and is hereby accorded to the Board who at its absolute discretion, may issue, offer and allot up to 1,70,00,000 (One Crore and Seventy lakh) Equity Shares,to Qualified Institutional Buyers (as defined by the SEBIDIP Guidelines) pursuant to a qualified institutional placement, as provided under Chapter XlilA of the SEBIDIP Guidelines.
						Mgmt.	YES	FOR	FOR

“RESOLVED FURTHER that the relevant date for the determination of the price of the Equity Shares, if any, to be issued either directly or upon conversion or exchange of the Securities is 22nd July, 2007.
						Mgmt.	YES	FOR	FOR

“RESOLVED FURTHER that the Board be and is hereby authorised to issue and allot such number of Equity Shares as may be required to be issued and allotted: or as may be necessary in accordance with the terms of the offer, all such shares ranking pari-passu inter-se and with the then existing Equity Shares of the Bank in all respects.
						Mgmt.	YES	FOR	FOR

“RESOLVED FURTHER that for the purpose of giving effect to any offer, issue or allotment of securities or instruments representing the same, as described above, the Board be and is hereby authorised on behalf of the Bank, to do all such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary or desirable for such purpose, including without limitation, determining the actual number of shares to be issued and the issue price in one or more tranches, entering into arrangements for appointment of agencies for managing, underwriting, marketing, listing, trading of securities issued, such as depository, custodian, registrar, stabilizing agent, paying and conversion agent, trustee and to issue any offer document(s), including but not limited to prospectus, and sign all deeds, documents and writings and to pay any fees, commissions, remuneration, expenses relating thereto and with power on behalf of the Bank to settle all questions, difficulties or doubts that may arise in regard to such issue(s) or allotment(s) as it may, in its absolute discretion, deem fit. “AND RESOLVED FURTHER that the Board be and is hereby authorised to delegate all or any of the powers herein conferred, to any Committee of Directors or anyone or more whole-time Directors of the Bank.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modifications, the following Resolution as a Special Resolution: “RESOLVED that in partial modification of the resolution passed by the shareholders of the Bank on 5th July, 2007 for adoption of the Employee Stock Option Scheme of the Bank under the name and style of “Kotak Mahindra Equity Option Scheme 2007” (“Scheme”) the Board be and is hereby authorised to create, issue, offer and allot Equity Shares,from time to time, to employees of the Bank, as defined in SEBI Guidelines, selected on the basis of criteria prescribed by the Board, (hereinafter referred to as the “Eligible Employees”), under the Scheme, such that the creation, issue, offer and allotment of such Equity Shares under the Scheme (not including shares already issued or to be issued pursuant to exercise of grant of options to eligible employees under earlier ESOP Schemes of the Bank) shall not exceed in aggregate (including any Equity Shares issued to employees, as defined in SEBIGuidelines, of the subsidiary companies of the Bank pursuant to the resolution proposed under item no. 3 below) 2,00,00,000 (Two Crore) Equity Shares of the Bank of the face value of Rs. 10 each for cash or such adjusted numbers of such face value, as may be determined by the Board, due to change in Capital Structure of the Bank as a result of re-c1assification of shares, splitting up of the face value of shares,sub-division of shares, issue of bonus shares,conversion of shares into other shares or securities of the Bank and any other change in the rights or obligations in respect of shares”.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modifications, the following Resolution as a Special Resolution: “RESOLVED that in partial modification of the resolution passed by the shareholders of the Bank on 5th July, 2007 for adoption of the Employee Stock Option Scheme of the Bank under the name and style of “Kotak Mahindra Equity Option Scheme 2007” (“Scheme”) the Board be and is hereby authorised to create, issue, offer and allot Equity Shares,from time to time, to employees, as defined in SEBIGuidelines, of the subsidiary companies of the Bank, selected on the basis of criteria prescribed by the Board, (hereinafter referred to as “the Eligible Employees”), under the Scheme of the Bank, such that the creation, issue, offer and allotment of such Equity Shares under the Scheme (not including shares already issued or to be issued pursuant to exercise of grant of options to eligible employees under earlier ESOPSchemes of the Bank) shall not exceed in aggregate (including any Equity Shares issued to employees, as defined in SEBIGuidelines, of the Bank pursuant the resolution proposed under item no. 2 above) 2,00,00,000 (Two Crore) Equity Shares of the Bank of the face value of Rs. 10 each for cash or such adjusted numbers of such face value, as may be determined by the Board, due to change in Capital Structure of the Bank as a result of re-c1assification of shares, splitting up of the face value of shares, sub-division of shares, issue of bonus shares, conversion of shares into other shares or securities of the Bank and any other change in the rights or obligations in respect of shares”.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modifications, the following Resolution as an Ordinary Resolution: “RESOLVED that pursuant to Section 94 and other applicable provisions of the Companies Act, 1956 the Authorized Share Capital of the Bank be altered and increased from the present Rs.350,00,00,000 (Rupees Three Hundred and Fifty Crore) consisting of 35,00,00,000 (Thirty Five Crore) Equity Shares of Rs. 10 (Rupees Ten) each to Rs.400,00,00,000 (Rupees Four Hundred Crore) divided into 40,00,00,000 (Forty Crore) Equity Shares of Rs. 10 (Rupees Ten) each.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modifications, the following Resolution as an Ordinary Resolution: “RESOLVED that, pursuant to the provisions of Sections 16 and other applicable provisions, if any, of the Companies Act, 1956 and such approvals as may be necessary,the existing Clause V of the Memorandum of Association of the Bank relating to the Share Capital be substituted with the following clause: V. The authorised share capital of the Company is Rs.400,00,00,000 (Rupees four hundred crore) divided into 40,00,00,000 (forty crore) Equity Shares of Rs. 10 (Rupees ten) each. The Company has power from time to time to increase or reduce or cancel its capital and to attach thereto respectively such preferential, cumulative, convertible, guarantee, qualified or other special rights, privilege, condition or restriction, as may be determined by or in accordance with the Articles of Association of the Company and to vary, modify or abrogate any such right, privilege or condition or restriction in such manner as may for the time being be permitted by the Articles of Association or the legislative provisions for the time being in force in that behalf. Provided however, that the subscribed capital of the Company shall not be less than one-half of the authorized capital and the paid-up capital, if not the same as the subscribed capital, shall not be less than one-half of the subscribed capital and that, if the capital is so increased, the Company shall comply with the conditions prescribed, within such period not exceeding two years as the Reserve Bank of India may allow.’ AND RESOLVED FURTHER that any Director or the Secretary of the Bank be and is hereby authorised to do all such acts, deeds and things as may be necessary and incidental to give effect to the aforesaid Resolution.”
						Mgmt.	YES	FOR	FOR
					To consider and, if thought fit, to pass several resolutions involving the re-appointment and remuneration of Directors of the Bank.	Mgmt.	YES	FOR	FOR
Tanla Solutions	TANS IN	B1LGZV9	8/29/2007	Hyderabad	To receive, consider and adopt the Audited Balance Sheet as on March 31 2007, Profit & Loss Account for the year ended on that date together with the Reports of Directors’ and Auditors’ thereon.	Mgmt.	NO	DNA	DNA
					To re-appoint several Directors (who retire by rotation and being eligible offer themselves for reappointment).	Mgmt.	NO	DNA	DNA
					To re-appoint Mis. Ramasamy Koteswara Rao & Co., Chartered Accountants, Hyderabad, as the Statutory Auditors of the Company	Mgmt.	NO	DNA	DNA
					To confirm the payment of Interim Dividend on Equity Shares for the year 2006-07 as Final Dividend.	Mgmt.	NO	DNA	DNA

Delisting of equity shares from Hyderabad Stock Exchange Limited, Madras Stock Exchange Limited and Ahmedabad Stock Exchange Limited and granting of authority to D. Uday Kumar Reddy, Chairman & Managing Director and Ms. Ch. Seshanuradh Company Secretary to execute all such deeds and documents as considered necessary and expedient to give effect to the above said resolution.
						Mgmt.	NO	DNA	DNA

Setting the remuneration of Mr. D. Uday Kumar Reddy, Chairman & Managing Director, Mr. Gautam Sabharwal, Director-Global Business Development, along with several other Working Directors, and granting of authority to Ms. Ch. Seshanuradha, Company Secretary of the Company to do all such acts, deeds, matters and things as may be deemed or considered necessary or desirable for such purpose.
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT in case of any corporate action (s) such as rights issues, bonus issues, merger and sale of division and others, if any additional equity shares are issued by the Company to the Option Grantees for the purpose of making a fair and reasonable adjustment to the options granted earlier, the above ceiling of 25, 00,000 equity shares shall be deemed to be increased to the extent of such additional equity shares issued.
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT the Board be and is hereby authorised to issue and allot Equity Shares upon exercise of options from time to time in accordance with the Employee Stock Option Scheme(s) and such Equity shares shall rank pari passu in all respects with the then existing Equity Shares of the Company.
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT in case the equity shares of the Company are either sub-divided or consolidated, then the number of shares to be allotted and the price of acquisition payable by the option grantees under the schemes shall automatically stand augmented or reduced, as the case may be, in the same proportion as the present face value of Rs. 2 per equity share bears to the revised face value of the equity shares of the Company after such sub-division or consolidation, without affecting any other rights or obligations of the said allottees.”
						Mgmt.	NO	DNA	DNA

“RESOLVED FURTHER THAT the Board be and is hereby authorized to make modifications, changes, variations, alterations or revisions in the said schemes as it may deem fit, from time to time in its sole and absolute discretion in conformity with the provisions of the Companies Act, 1956, the Memorandum and Articles of Association of the Company and any other applicable laws.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 81 (1 A), and all other applicable provisions, if any, of the Companies Act 1956, the Memorandum and Articles of Association of the Company, Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (hereinafter referred to as “SEBI Guidelines”) and subject to such other approvals, permissions and sanctions as may be necessary and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions and in super session of the Special Resolution approving the ESOP Scheme- 2005, passed under item no. 4 by Members in the Extra Ordinary General Meeting of the Company held on December 3 2005, the consent of the Members be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

the Board” which term shall be deemed to include any Committee, including the Remuneration Committee which the Board has constituted to exercise its powers, including the powers, conferred by this resolution), to create, offer, issue and allot at any time to or to the benefit of such person(s) who are in permanent employment of the Company, including any Director of the Company, whether whole time or otherwise, options exercisable into not more than 25,00,000 equity shares of the Company under one or more Employee Stock Option Scheme(s), in one or more tranches, and on such terms and conditions as may be fixed or determined by the Board in accordance with the provisions of the law or guidelines issued by the relevant Authority; each Option would be exercisable for one Equity Share of a face value of Rs. 2 each fully paid-up on payment of the requisite exercise price to the Company.

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81 (1A), and all other applicable provisions, if any, of the Companies Act 1956, the Memorandum and Articles of Association of the Company and subject to such other approvals, permissions and sanctions as may be necessary and subject to such conditions and modifications as maybe prescribed or imposed while granting such approvals, permissions and sanctions, the consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as “the Board” which term shall be deemed to include any Committee, including the Remuneration Committee which the Board has constituted to exercise its powers, including the powers, conferred by this resolution), to create, offer, issue and allot at any time to or to the benefit of such person(s) who are in permanent employment of one or more subsidiaries of the Company, from time to time, including any Director of the Company, whether whole time or otherwise, options exercisable into shares or securities convertible into equity shares within the overall ceiling of 25,00,000 equity shares of the Company as mentioned in Resolution No. 14 above, in one or more tranches, and on such terms and conditions as may be fixed or determined by the Board in accordance with the provisions of the law or guidelines issued by the relevant Authority; each option would be exercisable for o~e Equity share of a face value of Rs.2 each fully paid-up on payment of the requisite exercise price to the Company.
						Mgmt.	NO	DNA	DNA
Sun Pharmaceuticals	SUNP IN	6582483 IN	9/5/2007	Vadodara, Gujarat	To consider and adopt the Balance Sheet as at March 31, 2007, the Profit & Loss Account for the year ended on that date and the reports of the Board of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To confirm payment of interim dividend on Preference Shares and on Equity Shares as final dividend.	Mgmt.	NO	DNA	DNA
					To appoint Directors in place of several Directors who retire by rotation, and being eligible offer themselves for reappointment.	Mgmt.	NO	DNA	DNA
					To re-appoint Messrs. Deloitte Haskins & Sells, Chartered Accountants, Mumbai as the Auditors of the Company and to authorise the Board of Directors to fix their remuneration.	Mgmt.	NO	DNA	DNA

To consider, and if, thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT the authorised share capital of the Company be and is hereby reclassified from Rs.1500,000,000/- (Rupees One Thousand Five Hundred Million only) consisting of Equity Share Capital of Rs.1273,500,000/- (Rupees One Thousand Two Hundred Seventy Three Million and Five Hundred Thousands only) divided into 254,700,000 (Two Hundred Fifty Four Million and Seven Hundred Thousands) Equity Shares of Rs.5/- (Rupees Five only) each and Preference Share Capital of Rs.226,500,000/- (Rupees Two Hundred Twenty Six Million and Five Hundred Thousands only) divided into 25,000,000 (Twenty Five Million) Preference Shares of Re.1/- (Rupee One only) each and 2,015,000 (Two Million and Fifteen Thousands) Preference Shares of Rs.100/- (Rupees One Hundred only) each to Rs.1500,000,000/- (Rupees One Thousand Five Hundred Million only) consisting of Equity Share Capital of Rs.1475,000,000/- (Rupees One Thousand Four Hundred Seventy Five Million only) divided into 295,000,000 (Two Hundred Ninety Five Million) Equity Shares of Rs.5/’( Rupees Five only) each and Preference Share Capital of Rs.25,000,000/- (Rupees Twenty Five Million only) divided into 25,000,000 (Twenty Five Million only) Preference Shares of Re.1/- (Rupee One only) each and consequently the existing Clause V of the Memorandum of Association of the Company relating to share capital be and is hereby altered by deleting the same and substituting in place thereof, the following as new clause V:
V. The Authorised Share Capital of the Company is Rs.1500,000,000/- (Rupees One Thousand Five Hundred Million only) divided into 295,000,000 (Two Hundred Ninety Five Million) Equity Shares of Rs.5/- (Rupees Five only) each and Preference Share Capital of Rs.25,000,000/- (Rupees Twenty Five Million only) divided into 25,000,000 (Twenty Five Million) Preference Shares of Re.1/- (Rupee One only) each, with power to classify or reclassify, increase or reduce the capital from time to time in accordance with the regulations of the Company and the legislative provisions for the time being in force in this behalf and with the power to divide the share capital for the time being into several classes and to attach thereto respectively any preferential, qualified or special rights, privileges or condition including as to voting and to vary, modify or abrogate the same in such manner as may be determined by or in accordance with these present and the Articles of Association.”
						Mgmt.	NO	DNA	DNA

To consider, and if, thought fit, to pass with or without modification (s), the following resolution as a Special Resolution: “RESOLVED THAT in pursuance to the provisions of Section 31 and all other applicable provisions, if any, of the Companies Act, 1956, the existing Clause 4 of the Articles of Association of the Company be and is hereby altered by deleting the same and substituting in place thereof, the following as New Clause 4: 4. The Authorised Share Capital of the Company is Rs.1500,000,000/- (Rupees One Thousand Five Hundred Million only) divided into 295,000,000 (fwo Hundred Nine Five Million) Equity Shares of Rs.5/- (Rupees Five only) each and Preference Share Capital of Rs.25,000,000/- (Rupees Twenty Five Million only) divided into 25,000,000 (fwenty Five Million) Preference Shares of Re.1/- (Rupee One only) each, with power to classify or reclassify, increase or reduce the capital from time to time in accordance with the regulations of the Company and the legislative provisions for the time being in force in this behalf and with the power to divide the share capital for. the time being into several classes and to attach thereto respectively any preferential, qualified or special rights, privileges or condition including as to voting and to vary, modify or abrogate the same in such manner as may be determined by or in accordance with these present and the Articles of Association.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309, 310, 311, 314 and other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII to the Companies Act, 1956 and subject to such sanction(s) as may be necessary in law, Shri Dilip S. Shanghvi, be and is hereby re-appointed as the Chairman & Managing Director of the Company for a further period of five years effective from April 1, 2008 to March 31, 2013, on the terms and conditions (including the remuneration to be paid to him in the event of loss or inadequacy of profits in any financial year during the aforesaid period) as set out in the draft agreement submitted for approval to this Meeting and for identification initialled by the Chairman, which Agreement is hereby specifically sanctioned with liberty to the Board of Directors to alter, vary and modify the terms and conditions of the said appointment and/or Agreement, in such manner as may be agreed to between the Board of Directors and Shri Dilip S. Shanghvi within and in accordance with the limits prescribed in Schedule XIII ofthe Companies Act, 1956 or any amendment thereto and if necessary, as may be agreed to between the Central Government and the Board of Directors and acceptable to Shri Dilip S. Shanghvi;
						Mgmt.	NO	DNA	DNA

RESOLVED FURTHER THAT in the event of any statutory amendments, modifications or relaxation by the Central Government to Schedule XIII to the Companies Act, 1956, the Board of Directors be and is hereby authorised to vary or increase the remuneration (including the minimum remuneration), that is, the salary, commission, perquisites, allowances, etc. within such prescribed limit or ceiling and the aforesaid draft agreement between the Company and Shri Dilip S. Shanghvi be suitably amended to give effect to such modification, relaxation or variation, subject to such approvals as may be required by law. RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorised to take such steps expedient or desirable to give effect to this Resolution.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: RESOLVED THAT in conformity with the provisions of Article 142 of the Articles of Association of the Company and pursuant to the provisions of Section 309(4) of the Companies Act, 1956, the authority be and is hereby accorded to the payment of commission to the Non-Executive Directors of the Company (other than the Managing Director and/or Whole-time Directors) to be determined by the Board of Directors for each Non-Executive Director for each financial year over a period of five years from the current financial year ending on 31.03.2008 up to and including financial year of the Company ending on 31.03.2012 to be calculated in accordance with the provisions of Section 349 and 350 of tha Company Act, 1956 and distributed between such Directors in such a manner as the Board of Directors may from time to time determine within the maximum limit of quarter percent of net profits of the Company in addition to the sitting fees being paid by the Company for attending the Board/Committee Meetings of the Company.
						Mgmt.	NO	DNA	DNA
Jaiprakash Associates Limited	JPA IN	B01GVY7 IN	9/3/2007	Postal ballot
“RESOLVED THAT pursuant to the provisions of Section 17 and other applicable provisions, if any, of the Companies Act, 1956, the ‘Other Objects’ Clause of the Memorandum of Association of the Company be and is hereby altered by adding the following Clauses with Serial Numbers 43 to 46 immediately after the existing Clause no. 42:
						Mgmt.	YES	FOR	FOR

To carryon the business of civil aviation, scheduled or non-scheduled private pclssenger air taxi operations, private cargo air taxi operations, business of national and/or international airlines, all other airway business including business as agent, encompassing all areas of airport development including aviation system studies, airport master plans, architecture, financial studies & environmental studies.
						Mgmt.	YES	FOR	FOR

To Lease, hire, let on hire, purchase, sell, export, import, equip, maintain, repair, refurbish, or otherwise deal in aeroplanes, helicopters for the carriage of passengers or freight and engines, air frames avionics parts and components, accessories and all machinery, implements, avionics, lubricants, solutions, enamels and all things capable of being used for or in connection with the maintenance and flying of the air carriers of all descriptions.
						Mgmt.	YES	FOR	FOR

To carry on business as aviation management consultants, including consultancy and advisory services in relation to buying and selling of aircrafts, training, aviation. business systems market survey, project feasibility, improvement to and expansion of existing aviation projects, preparation of detailed plans for aviation projects and to provide any other services of whatever nature in respect of civil aviation matters.
						Mgmt.	YES	FOR	FOR

To carry on the business of providing civil aviation support services including conceptual; preliminary & final designs, preparation of specifications & tender documents, procurement, construction and management of all facilities which include passenger & cargo terminals, hangers, air traffic control centres, operational buildings, fuel hydrant systems, approach roads, car parks, runways, aprons, taxiways & other related infrastructure; and purchasing,. marketing, selling, importing, exporting of all kinds of aircraft, planes, helicopters, etc.”
						Mgmt.	YES	FOR	FOR

“RESOLVED FURTHER THAT pursuant to Section 149(2A) and other applicable provisions, if any, of the Companies Act, 1956, consent of the Company be and is hereby accorded to the Board of Directors for commencing all or any of the business set out in.the said clauses 43 to 46 of the ‘Other Objects’ clause of the Memorandum of Association of the Company.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Investment in the Special Purpose Vehicle to be incorporated as a Joint Venture Company with Madhya Pradesh State Mining Corporation Limited for mining of Coal. RESOLVED that pursuant to the proyisions of Section 372A and other applicable provisions, if any, of the Companies Act: 1956 and subject to the approvals of Financial Institutions and such other · approvals as may be required, the Board of Directors of the Company be and is hereby authorized to make an initial investment of up to Rs.150 Crores (Rupees One Hundred & Fifty Crores only) to acquire up to 15,00.00,000 fully paid equity shares of R9. 10/- each at par, in one or more tranches, of a new company to be incorporated as a Joint Venture Company with Madhya Pradesh State Mining Corporation Limited, with such name as may be made available by the Registrar of Companies, for mining of Coal in Dongri Tall! Coal Block, District Sidhi in M.P., notwithstanding the fact that the aggregate of the investments so far made, securities so far provided, loans, guarantees so far given by the Company along with the proposed investment may exceed 60% of the paid-up liapital and free reserves of the Company or 100% of its free reserves, whichever is more.
						Mgmt.	YES	FOR	FOR

RESOLVED FURTHER that the Board of Directors of the Company be and is hereby-authorized to do all such acts, deeds, matters and things, settle any question, difficulty or doubt that may arise in this regard and give such directions, as it may, in its absolute discretion, deem expedient, desirable and necessary including delegating all or any of the powers herein conferred to any Committee of Directors or Executive Chairman or any Whole-time Director or any Director{s) or any other Officer{s) of the Company, to give effect to this Resolution.
						Mgmt.	YES	FOR	FOR
Jaiprakash Associates Limited	JPA IN	B01GVY7 IN	8/30/2007	Nolda	To receive, consider and adopt the audited Balance Sheet as at March 31, 2007, the Profit & Loss Account for the year ended on that date and the Reports of the Directers and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To confirm interim dividend and declare final dividend for the financial year 2006-07.	Mgmt.	NO	DNA	DNA
					To appoint several Directors in place of those who retire by rotation and, being eligible, offer themselves for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint M/s M. P. Slngh. Associates, Chartered Accountants as Statutory Auditers of the Company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass, with or without modification(s), the following resolutions: As Ordinary Resolutions: “Resolved that Shri E.R.C Shekar be and is hereby appointed a Director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA
					“Resolved that Shri A. K. Jain be and is hereby appointed a Director of the company, liable to retire by rotation.”	Mgmt.	NO	DNA	DNA
					“Resolved that Shri R. N. Bhardwaj be and is hereby appointed a Director of the company, liable to retire by rotation.”	Mgmt.	NO	DNA	DNA

“Resolved that the consent of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any of the Companies Act, 1956, to the Board of Directors of the Company to Mortgage and/or charge, subject to the existing charges, immovable and movable properties of the Company, wheresoever situate, present and future, in such a manner as may be decided by the Board of Directors or a Committee thereof in consultation with the Term Lending Institutions/Banks /Debenture Trustee etc, to or in favour of Export Import Bank of India (Exim Bank) to secure a Rupee Term Loan of Rs. 100 crores from Exim Bank to the company together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs, charges, expenses, trustees’ remuneration and other monies payable by the Company to Exim Bank under Loan Agreements etc. entered into by the Company in respect of the aforesaid loan.”
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT in partial modification ef the resolution passed by the shareholders in their meeting held on September 27, 2005, the consent of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Cempanies Act, 1956, to. the Board of Directors of the Company to mortgage and/or charge, subject to the existing charges, immovable and movable properties of the Company, wheresoever situate, present and future, in such manner as may be decided by the Board of Directors or a Committee thereof in consultation with the Term Lending Institutions/ Banks/Debenture Trustees etc. to or in favour of UTI Bank Ltd. (as Security Trustees) to secure the External Commercial Borrowing (ECB) of US$25 million or its equivalent arranged by ICICI Bank Limited as Lead Arranger together with interest thereon at the agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs,charges, expenses, Trustees’ remuneration and other monies payable by the Company to UTI Bank Ltd. (as Security Trustees) in respect of the aforesaid ECB.”
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT the consent of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Cempanies Act, 1956, to. the Board of Directors of the Company to mortgage and/or charge, subject to the existing charges, immovable and movable properties of the Wind Power Project of the Company situated at Distt. Dhule and Distt. Sangli in the State of Maharashtra, present and future, in such manner as may be decided by the Board of Directors or a Committee thereof in consultation with the Term Lending Institutions/ Banks/Debenture Trustees etc. to or in favour of ICICI Bank Ltd. or in favour of UTI Bank Ltd. (as Security Trustees) to secure the External Commercial Borrowing (ECB) of US$38 million or its equivalent together with interest thereon at the agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs,charges, expenses, Trustees’ remuneration and other monies payable by the Company to UTI Bank Ltd. (as Security Trustees) in respect of the aforesaid ECB.”
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT the consent of the Company be and is hereby accorded in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956, to the Board of Directors of the Company to Mortgage and/or charge, subject to the existing charges, immovable and movable properties of the Company’s Cement Plant of 1.88 mtpa capacity at Sidhi, Madhya Pradesh, and captive power plants of aggregate capacity of 65 MW in Uttar Pradesh, present and future, in such manner as may be decided by the Board of Directors or a Committee thereof in consultation with the Term Lending Institutions/Banks/ Debenture Trustee, etc. to or in favour of ICICI Bank Limited to secure a Rupee Term Loan to the Company of Rs. 375 crores from ICICI Bank Limited, to be divided into Tranche A of Rs. 250 crores and Tranche B of Rs. 125 crores for the respective projects, together with interest thereon at the respective agreed rates, compound interest, additional interest, liquidated damages, premia on prepayment, costs, charges, expenses, trustees’ remuneration and other monies payable by the Company to ICICI Bank Limited under Loan Agreements, etc. entered into by the Company in respect of the aforesaid loan.”
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT in supersession of the resolution passed by the shareholders through the process of postal ballot, the results of which were declared on February 8, 2007 and pursuant to Section 293(1)(d) and other applicable provisions, if any, ofthe Companies Act, 1956, the consent of the Company be and is hereby accorded to the Board of Directors of the Company to borrow from time to time any sum or sums of money which together with the moneys already borrowed by the Company (apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business) shall not exceed, in the aggregate, at anyone time, Rs. 15,000 Crores (Rupees Fifteen Thousand Crores only) irrespective of the fact that such aggregate amount of borrowing outstanding at anyone time may exceed the aggregate for the time being of the paid-up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose.”
						Mgmt.	NO	DNA	DNA

As Special. Resolutions: “RESOLVED THAT pursuant to Section 149(2A) and other applicable provisions, if any, of the Companies Act, 1956, consent of the Company be and is hereby accorded to the Board of Directors of the Company for commencing all or any of the business set out in the Clauses 4, 27 and 29 of the ‘Other Objects’ clause of the Memorandum of Association of the Company.”
						Mgmt.	NO	DNA	DNA

“RESOLVED THAT in accordance with and subject to the provisions of Section 81, and all other applicable provisions, if any, of the Companies Act, 1956 and/or Foreign Exchange Management Act, 1999 (including any statutory modification(s) or re-enactment thereof), and the applicable 2 Rules, Regulations, Notifications and Circulars, if any, of the Securities and Exchange Board of India (SEBI), Reserve Bank of India (RBI) and other concerned and relevant authorities, and other applicable laws, if any, and relevant provisions of the Memorandum and Articles of Association of the Company and subject to such approval(s), consent(s), permission(s) and/or sanction(s) of the Government of India, RBI, SEBI and any other appropriate authority(ies), institution(s) or body(ies), as may be necessary and subject to. such conditions as may be prescribed by any of them in granting any such approval, consent, permission or sanction, which the Board of Directors (hereinafter referred to as the “Board”, which term shall be deemed to include any Committee thereof), be and is hereby authorized to accept, the Board be and is hereby authorised on behalf of the Company to issue, offer and allot in one or more tranches in the domestic or international markets, by way of a public issue and / or on a private placement basis and/or preferential allotment basis, or by way of a Qualified Institutional Placement in terms of the Chapter XIII-A of the Securities and Exchange Board of India(Disclosure and Investor Protection) Guidelines,2000, equity shares with voting rights or with’ differential rights (including non-voting) as to voting, dividend or otherwise in accordance with such rules and subject to such conditions as may be prescribed and/or equity shares in the form of Global Depository Receipts (GDRs) and/or American Depository Receipts (ADRs), and / or Foreign Currency Convertible Bonds (FCCBs), or any other security convertible into equity shares of the Company with voting rights or with differential rights (including non-voting) as to voting, dividend or otherwise in accordance with’such’rules and subject to such conditions as may be prescribed or any other instrument (hereinafter referred to as the “Securities”), to be subscribed to in foreign currency(ies) by international and/or Indian banks, institutions, institutional investors, mutual funds, companies, other corporate bodies, .resident/ non-resident Indians, foreign nationals and other eligible Investors, as may be decided by the Board, (hereinafter referred to as “Investors”), whether or not such Investors are members of the Company, at such price as may be determined by the Board, upto an aggregate amount of USD One Billion or equivalent thereof (inclusive of such premium as may be determined) and such issue and allotment to be made at such time or times, in such tranche or tranches, in such currency or currencies, in such manner and on such terms and conditions (including in relation to secured or unsecured Securities) as may be decided and deemed appropriate by the Board in its sole discretion at the time of issue or allotment.” “RESOLVED FURTHER THAT in case of a qualified institutional placement pursuant to Chapter XIII-A of the SEBI Guidelines, the allotment of Securities shall only be to Qualified Institutional Buyers within the meaning of Chapter XIII-A of the SEBI Guidelines, such Securities shall be fully paid-up and the allotment of such Securities shall be completed within 12 months from the date of this resolution.”
“RESOLVED FURTHER THAT the Company and/or any agency or body authorized by the Company, may issue receipts/certificates representing the underlying Securities ,issued by the Company with such features and attributes as are prevalent in international capital markets for instruments of this nature and provide for the tradability or free transferability thereof as p er the international practices and regulations, and under the forms and practices prevalent in the international markets.”
“RESOLVED FURTHER THAT the Board ,be and is hereby authorized to issue and allot, from time to time, such number of equity shares at such premium as may be decided by the Board in its absolute discretion, as may be required to be issued and allotted upon conversion of such Securities or as may be necessary in accordance with the terms of the offering, including additional equity shares, all such shares ranking pari passu.with the existing equity shares of the Company in all respects.”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED FURTHER THAT for the purpose of giving effect to any issue or allotment of equity shares. or Securities or instruments or Securities representing the same,the Board be and is hereby authorized on behalf of the Company to do all such acts, deeds, matters and things as it may at its discretion, deem necessary or desirable for such purpose, including, without limitation, determining the form and manner of the issue, the class of investors to whom the securities are to be allotted, number of Securities to be allotted in each tranche, issue price, face value, premium amount on issue/ conversion of securities/ exercise of warrants/redemption .of Securities,rate of interest redemption period, appointment of Managers, Merchant Bankers, Underwriters,.Guarantors, Financial and/ or Legal Advisors, Depositories, Custodians, Registrars, Trustees, Bankers and all other agencies. whether in India or abroad, entering into or execution of all such agreements/ arrangements/MoUs/ documents with any such agencies, listing of the Securities and the equity shares to be issued on conversion of the said Securities on any Indian and/ or Foreign Stock Exchange(s), as it may in its .absolute discretion deem fit. “
“RESOLVED FURTHER THAT the Board be and is hereby authorized to settle all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of Securities and utilization ofthe issue. proceeds as it may in its absolute discretion deem fit without being required to seek any further consent or approval of the members or otherwise, with the intent that the Members shall be deemed to have given their approval thereto expressly by the authority of this Resolution.
“RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers herein conferred to any Committee of Directors or Executive Chairman or Executive Vice Chairman or Whole-time Director or any Director or Directors or any other Officer or Officers of the Company to give effect to the aforesaid Resolution.”

SREI Infrastructure Finance Limited	SREI IN	6296212 IN	8/27/2007	Kolkata
To consider, and, if thought fit, to approve, with or without modification, the proposed Scheme of Arrangement between SlF Land SlDFL whereby and whereunder it is proposed to reorganise and reconstruct SIFL by transferring the undertaking constituted in part of its financing business, as defined in the Scheme (‘Transferred Business”) and discussed in paragraph 2 below, to SlDFL in the manner and on the terms and conditions more fully stated therein. The rest of the assets, business and liabilities of SIFL shall continue to remain with SIFL.
						Mgmt.	NO	DNA	DNA
ANG Auto Limited	ANGA IN	B03JLP5 IN	8/25/2007	New Delhi	Scheme of Amalgamation between ANG Auto Limited and ANG Auto Tech Private Limited	Mgmt.	NO	DNA	DNA
State Bank of India	SBIN IN	6100799 IN	9/4/2007	Mumbai	To elect two Directors to the Central Board of the Bank under the provisions of Section 19 (c) of the State Bank of India Act, 1955.	Mgmt.	YES	FOR	FOR
Bombay Rayon Fashions Limited	BRFL IN	BOPDQG1 IN	8/30/2007	Mumbai	To receive. c:onsider and adopt the Audited Statements of Accounts for the financial year ended 31st March 2007 and the Reports of Directors’ and Auditors’ thereon.	Mgmt.	YES	FOR	FOR
					To declare dividend on the Equity shares.	Mgmt.	YES	FOR	FOR
					To appoint Directors in place of several who retire by rotation and, being eligible, offer themselves for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint Auditors to hold office from the conclusion of this meeting to the conclusion of the next Annual General Meeting and to fix their remuneration.	Mgmt.	YES	FOR	FOR
					To appoint Mr. Aman Agrawal as a Vice Chairman of the Company for a period of 3 years with effect from 1 June 2007 to 31 May 2010, and to fix his remuneration.	Mgmt.	YES	FOR	FOR
					To appoint Mr. Prashant Agarwal as a Managing Director of the Company for a period of 3 years with effect from 1 June 2007 to 31 May 2010, and to fix his remuneration.	Mgmt.	YES	FOR	FOR
					To appoint Mr. Uday Mogre as an Executive Director of the Company for a period of 3 years with effect from 1 June 2007 to 31 May 2010, and to fix his remuneration.	Mgmt.	YES	FOR	FOR
					To appoint Mr. A. R. Mundre, as an Executive Director of the Company for a period of 3 years with effect from 1 June 2007 to 31 May 2010, and to fix his remuneration.	Mgmt.	YES	FOR	FOR

To consider and if thought fit. to pass. with or without modification(s). the following as an Ordinary Resolution: “RESOLVED THAT the consent of the Company be and is hereby granted in terms of Section 293(1)(a) and other applicable provisions of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) to the Board of Directors to mortgage and/or charge, in addition to the mortgages/charges created/to be created by the company, in such form and manner and with such ranking and at such time and on such terms as the Board may determine, on all or any of the moveable and/or immovable properties/assets of the Company both present and future and/or the whole or any part of the undertaking(s) of the Company for securing the borrowings of the Company and/ or its subsidiaries, availed/to be availed by way of loan (Term loans/Working Capital facilities/External Commercial Borrowings and securities /Debentures) the aggregate value of which shall not exceed Rs. 1200 Crores (Rupees Twelve Hundred Crores Only) from Financial Institutions/ Banks and other agencies/Parties, issued/to be issued by the Company from time to time together with interest, additional interest, liquidated damages, commitment charges, premia on prepayment or on redemption and all other costs, charges and expenses including any increase as a result of devaluation/revaluation/fluctuation in the rates of exchange and all other moneys payable by the Company in terms of the Loan Agreement(s)/Heads of Agreement(s), Debenture Trust Deed (s) or any other document, entered into/to be entered into between the Company and the lender(s)/Agent(s) and Trustee(s) in respect of the said loans/borrowing/debentures and containing such specific terms and conditions and covenants in respect of enforcement of security as may be stipulated in that behalf and agreed to between the Board of Directors or Committee thereof and the lenders/Agents/Trustees.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass, with or without modification(s), the following as an Ordinary Resolution: “RESOLVED THAT the consent of the Company be and is hereby granted in terms of Section 293(1)(d) and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force) to the Board of Directors to borrow from time to time all such sum(s) of money (including External Commercial Borrowings in foreign denominated currencies from any foreign sources/foreign countries as prescribed by statutory guidelines, if any, in this regard) in such manner as may be deemed necessary and prudent for the purposes of the Company, notwithstanding that the money(s) to be borrowed together with the money(s) already borrowed by the Company and outstanding (apart from the temporary loans obtained or to be obtained from the Company’s bankers in the ordinary course of business) may exceed the aggregate of the paid-up capital and free reserves of the Company i.e. reserves not set apart for any specific purposes, provided that the total amount borrowed/to be borrowed by the Board of Directors shall not, at any time, exceed the limit of Rs. 1200 crores (Rupees Twelve Hundred Crores Only). RESOLVED FURTHER THAT for the purpose of giving effect to this Resolution the Board of Directors of the Company be and is hereby authorized to take all necessary steps and do all necessary things in order to comply with all the legal and procedural formalities and to do all such acts, deeds or things as it may in its absolute discretion deem fit”.
						Mgmt.	YES	FOR	FOR
Satyam Computer Services Limited	SCS IN	6241858 IN	8/30/2007	Secunderabad
To receive consider and adopt the audited Balance Sheet as at 31 March 2007, the audited Profit and Loss Account for the year ended on that date, the auditors’ report thereon, and the directors’ report.
						Mgmt.	NO	DNA	DNA
					To declare final dividend on equity shares.	Mgmt.	NO	DNA	DNA
					To appoint several Directors in place of those who retire by rotation and, being eligible, offer themselves for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint M/s. Price Waterhouse, Chartered Accountants, as auditors of the Company for the period commencing from the conclusion of this meeting till the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	NO	DNA	DNA
					To appoint several candidates for the office of director as directos of the Company, liable to retire by rotation.	Mgmt.	NO	DNA	DNA
Hindustan Unilever Limited	HUVR IN	6261674 IN	9/10/2007	Postal ballot
Company buyback of Equity Shares each of a face value of Rs. 1/- to the extent not exceeding 25% of the Company’s paid up Equity Share Capital at a price not exceeding Rs 230/- per equity share from the Open Market through Bombay Stock Exchange Lmited and National Stock Exchange of India Limited and the total aggregate amount to be expended by the Company for the Buy-back not exceeding Rs 630 Crores, i.e. within 25% of the Company’s fully paid-up Equity Share Capital and Free Reserves as per audited Balance Sheet as on December 31, 2006, post adjustments on account of merger of Modern Food Industries (India) Ltd and Modern Food and Nutrition Industries Ltd, which became effective from the Appointed Date i.e. October 1, 2006.
						Mgmt.	YES	FOR	FOR
Siemens Ltd.	SIEM IN	B15T569 IN	9/12/2007	Postal ballot
Siemans Ltd. proposes to sell and transfer two of its Undertakings viz., (a) ‘Siemens VDC Automotive DMsion (SVDO Division) to Siemens VDO Automotive Components Pvt. Ltd., presently a new proposed 100% subsidiary of the parent company, Siemens N5. Germany. with effect from 4th October, 2007; and (b) ‘Siemens Building Technologies Division’ (Sr Division) to the Company, subsidiary Metrex Technologies Pvt. Ltd., (proposed to be renamed as Siemens OuUding Technologies Pvt. Ltd.) with effect From Vt October, 2007.
						Mgmt.	YES	FOR	FOR
Bharti Airtel Limited	BHARTI IN	6442327 IN	9/7/2007	New Delhi
To consider, and if thought fit, approve with or without modification, the Scheme of Arrangement of Bharti Airtel Limited (Transferor Company/Applicant Company I) with Bharti Infratel Limited (Transferee Company/ Applicant Company II)
						Mgmt.	NO	DNA	DNA
NTPC Limited	NTPC IN	6312754 IN	9/12/2007	New Delhi
To receive, consider and adopt the audited Balance Sheet as at March, 31, 2007 and Profit & Loss Account for the financial year ended on that date together with Report of the Board of Directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To confirm payment of interim dividend and declare final dividend for the year 2006-07.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Chandan Roy, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri G. P. Gupta, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri M.I. Beg, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To fix the remuneration of the Auditors.	Mgmt.	NO	DNA	DNA
Maruti Udyog Limited	MUL IN	6633712 IN	9/6/2007	New Delhi
To receive, consider and adopt the audited Balance Sheet as at 31” March 2007 and Profit and Loss Account for the financial year ended on that date together with the Reports of the Directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To declare dividend on equity shares.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. R.C. Bhargava, who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mrs. Pallavi Shroff, who retires by rotation and being eligible offers herself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Shuji Oishi, who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following as an Ordinary Resolution:
“RESOLVED THAT pursuant to Section 224 and other applicable provisions of the Companies Act, 1956, MIs Price Waterhouse, Chartered Accountants, the retiring Statutory Auditors of the Company, having offered themselves for reappointment, be and are hereby re-appointed as the Statutory Auditors of the Company to hold office from the conclusion of the 26th Annual General Meeting upto the conclusion of the 27th Annual General Meeting of the Company at a remuneration to be fixed by the Board and reimbursement of out of pocket expenses incurred in connection with the audit.”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass with or without modification(s), the following as a Special Resolution:
“RESOLVED THAT subject to the approval of the Central Government (powers delegated to Registrar of Companies) under Section 21 of the Companies Act. 1956, the name of the Company be and is hereby changed from Maruti Udyog Limited to Maruti Suzuki India Limited, the new name having been already made available by the Registrar of Companies, NCT of Delhi & Haryana. RESOLVED FURTHER THAT the name Maruti Suzuki India Limited after registration by the Registrar of Companies, NCT of Delhi & Haryana under Section 23 of the Companies Act, 1956 be substituted in place of Maruti Udyog Limited in the Memorandum of Association and Articles of Association of the Company and in all other relevant documents, places, wherever’ it occurs. RESOLVED FURTHER THAT the Board of Directors be and is hereby authorised to do all such acts, deeds and things necessary and incidental for the said purpose.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following as an Ordinary Resolution:
“RESOLVED THAT pursuant to Article 91 of the Articles of Association of the Company read with Sections 198, 269, 309, 310, Schedule XIII and all other applicable provisions of the Companies Act, 1956, Mr. Tsuneo Kobayashi be and is hereby appointed as a Whole-time Director designated as Senior Joint Managing Director of the Company with effect from 13th November, 2006 for a period of 3 years at following remuneration: Remuneration:
a) Baslc Salary: Rs. 4,80,000 per month in the scale of Rs. 4,00,000 to Rs. 6,75,000 per month with authority to the Board (which expression shall include a committee thereof) to revise his salary from time to time. The annual increments will be merit based and take into account the Company’s performance.
b) Special Salary: Rs. 1,00,000 per month (fixed).
c) Performance Linked Son us: A performance linked bonus equivalent to a guaranteed minimum of four months’ Basic Salary and a maximum of ten months’ Basic Salary, to be paid annually. with authority to the Board (which expression shall include a committee thereof) to fix the same based on certain performance criteria to be laid down by the Board.
d) Perquisites and Allowances: In addition to the salary and performance linked bonus payable, he shall also be entitled to perquisites and allowances like accommodation (furnished or otherwise) or house rent allowance in lieu thereof; house maintenance allowance, together with. the reimbursement of expenses or allowance for utilities such as gas, electricity, water, furnishings, repairs. servants’ salaries, society charges and property tax; medical reimbursement, medical / accident insurance, leave travel concession for himself and his family; club fees and such other perquisites and allowances; in accordance with the Rules of the Company or as may be agreed to by the Board of Directors and him; such perquisites and allowances will be Rs. 30,70,000 per annum with authority to the Board (which expression shall include a committee thereof) to increase it from time to time upto a maximum · of Rs. 40,00,000 per annum. For the purpose of calculating the above ceiling, perquisites and allowances shall be evaluated as per Income Tax Rules, wherever applicable. In the absence of any such Rules, perquisites and allowances shall be evaluated at actual cost. Provision for use of the Company’s car for official duties and telephone at residence (including payment for local calls and long distance official calls) shall not be included in the computation of perquisites and allowances for the purpose of calculating the said ceiling. Minimum Remuneration Notwithstanding anything to the contrary herein contained, where in any financial year during the currency of his tenure, in the event of loss or inadequacy of profits, the Company’ will, subject to applicable laws; pay remuneration by way of basic and special salary, performance linked bonus not exceeding four months’ basic salary, perquisites and allowances as specified above”.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following as an Ordinary Resolution:
“RESOLVED THAT pursuant to Article 91 of the Articles of Association of the Company read with Sections 198, 269, 309 Schedule XIII and all other applicable provisions of the Companies Act, 1956, consent be and is hereby accorded for appointment of Mr. Masayuki Osada as a Whole-time Director designated as Director (Research & Development) of the Company with effect from 26th July 2007 for a period of 3 years at following remuneration:
Remuneration:
a) Basic Salary: Rs. 3,90,000 per month in the scale of Rs. 3,25,000 to Rs. 6,00,000 per month with authority to the Board (which expression shall include a committee thereof) to revise his salary from time to time. The annual increments will be merit based and take into account the Company’s performance.
b) Special Salary: Rs. 1,00,000 per month (fixed).
c) Performance Link.ed Bonus: A performance linked bonus equivalent to a guaranteed minimum of four months’ Basic Salary and a maximum of ten months’ Basic Salary, to be paid annually, with authority to the Board (which expression shall include a committee thereof) to fix the same based on certain performance criteria to be laid down by the Board.
d) Perquisites and Allowances: In addition to the salary and performance linked bonus payable. he shall also be entitled to perquisites and allowances like accommodation (furnished or otherwise) or house rent allowance in lieu thereof; house maintenance allowance, together with the reimbursement of expenses or allowance for utilities such as gas, electricity. water, furnishings, repairs, servants’ salaries, society charges and property tax; medical reimbursement, medical / accident insurance, leave travel concession for himself and his family; club fees and such other perquisites and allowances; in accordance with the Rules of the Company or as may be agreed to by the Board of Directors and him; such perquisites and allowances will be Rs. 30,88,000 per annum with authority to the Board (which expression shall include a committee thereof) to increase it from time to time upto a maximum of Rs..40,00,000 per annum. For the purpose of calculating the above ceiling,perquisites and allowances shall · be evaluated as per Income Tax Rules, wherever applicable. In the absence of any such Rules, perquisites and allowances shall be evaluated at actual cost. Provision for use of the Company’s car for official duties and telephone at residence (including payment for local calls and long distance official calls) shall not be included in the computation of perquisites and allowances for the purpose of calculating the said ceiling. Minimum Remuneration Notwithstanding anything to the contrary herein contained, where in any financial year during the currency of his tenure, in the event of loss or inadequacy of profits, the Company will, subject to applicable laws, pay remuneration by way of basic and special salary, performance linked bonus not exceeding four months’ basic salary, perquisites and allowances as specified above”.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following as a Special Resolution:
“RESOLVED THAT pursuant to Article 91(6) of the Articles of Association of the Company, Section 309 and all other applicable provisions of the Companies Act, 1956 (the Act) and subject to such permissions as may be required, approval be and is hereby accorded to the payment of commission to the non-executive Directors of the Company (other than the Managing I Whole“time Directors,annually for a period not exceeding 5 years, for each of the financial years of the. Company commencing from lit April, 2006 of a sum not exceeding 1%per annum of the net profits of the Company calculated in accordance with the provisions of Section 198, 349 and 350 of the Act or Rs. One Crore (Rs. Ten Million), whichever is .Iess, to be divided amongst the Directors aforesaid in such manner as the Board may from time to time determine.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following asa Special Resolution:· “RESOLVED THAT pursuant to Section 31 and all other applicable provisions of the Companies Act, 1956, the Articles of Association of the Company be amended as follows:
i) In Article I, the definition of “Government”, “President”, “Revised Joint Venture Agreement” and “Government Director” and “Suzuki Director” be deleted.
ii) Article 30A, 30B, 30C, 300, 30E, 66, 66A and 108 be deleted.
iii) In line 7 of Article 67, the words “including Article 66A” be deleted.
iv) Existing Article 87 be deleted and · in place thereof, the following Article 87 be substituted: Every instrument appointing a proxy may be as nearly as circumstance will admit in the form in Schedule IX of the companies Act, 1956 or a form as near thereto as circumstances admit or in any other form as the the board should approve”
v) Para 2 & 3 of Article 91 (2) be deleted.
vi) Existing Para 5 of Article 91 (2) be deleted and in place thereof, the following para be substituted:“Suzuki shall be entitled to remove the Directors nominated by it and appoint any other person(s) in his/their place”
vii) Existing Para I of Article 99 be deleted and in place thereof, the following para be substituted: ''The quorum for a meeting of the Board shall be two or 1/3rd of their strength, whichever is higher, subject to. the provisions of Section 287 of the Act”
viii) Existing Para: 2 of Article 99 be deleted and in place thereof, the following para be substituted: “Provided however that if within half an hour from the time appointed for holding the Board Meeting, a quorum as aforesaid is not present, the meeting shall stand adjourned to same day in next week at the same time and place. If at the adjourned meeting also, a quorum is not present within half an hour from the time appointed for holding the meeting, the directors present at that meeting shall constitute a quorum and the Board shall be entitled to take a decision on any of the aforesaid matters”
ix) Existing Article 101 be deleted and in place thereof, the following Article 10 I be substituted: “Unless otherwise required by the Act, all decisions at the meeting of the Board of Directors of the Company shall be made by a majority of the Directors present and voting. In case of an equality of votes, the Chairman shall have a casting vote”.
						Mgmt.	NO	DNA	DNA
KEC International Limited	KECI IN	B0YJJ27 IN	9/27/2007	Mumbai
To consider, and, if thought fit, to pass, the following resolution as a Special Resolution:
“RESOLVED THAT in accordance with and pursuant to the provisions of Section 314(1 B) and other applicable provisions, if any, of the Companies Act, 1956 and the rules and regulations thereto, including any statutory modification(s) or re-enactment thereof, for the time being in force and subject to the approval of the Central Government or such other approvals of such authorities as may be necessary, and subject to such terms, conditions and modifications as may be prescribed by any of them in granting any such approvals and which may be agreed to by the Board of Directors (hereinafter referred to as “the Board” which term shall be deemed to include any Committee of Directors, which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution),

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

the consent of the Company be and is hereby accorded to Mr. Anant Goenka, son of Mr. H. V. Goenka, the Chairman of the Company to hold and continue to hold an office or place of profit as an employee of the Company on such remuneration and terms and conditions as set out in the Explanatory Statement annexed hereto, subject to an overall limit of Rs. 5 lacs per month or Rs. 60 lacs per annum.
RESOLVED FURTHER THAT the Board be and is hereby authorized to decide within the overall limit specified in this regard, the exact remuneration to be paid to Mr. Anant Goenka, the terms and nature of his appointment as also the changes in his designation and remuneration, modify the terms and conditions of appointment from time to time and do all such acts, deeds, matters and things, make and execute all such applications, writings and instruments as the Board may in its absolute discretion deem necessary or desirable and delegate the said authority to any person( s) as they may deem fit in their discretion for the purpose of giving effect to this resolution without being required to seek any further consent or approval of the members or otherwise, with the intent that the members shall be deemed to have given their approval thereto expressly by the authority of this resolution.”
						Mgmt.	YES	FOR	FOR
IVRCL Infrastructures & Projects LTD	IVRC IN	B10SSR3 IN	9/7/2007	Hyderabad
To receive, consider and adopt the Profit 8. Loss Account for the year ended March 31, 2007, the Balance Sheet as at that date and the Reports of the Board of Directors and the Auditors attached thereto.
						Mgmt.	NO	DNA	DNA
					To declare the dividend.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. TRC. Bose, a Director, who retires by rotation under Art. 121 of the Articles of Association of the Company and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA

To appoint a Director in place of Mr. R. Balarami Reddy, a Director, who retires by rotation under Art.121 of the Articles of Association of the Company and being eligible offers himself for re-appointment.
						Mgmt.	NO	DNA	DNA

To appoint a Director in place of Mr. K. Ashok Reddy, a Director, who retires by rotation under Art.121 of the Articles of Association of the Company and being eligible, offers himself for reappointment.
						Mgmt.	NO	DNA	DNA
					To appoint Auditors and fix their remuneration.	Mgmt.	NO	DNA	DNA
					To appoint Mr. Mahesh Madduri as a Director of the Company.	Mgmt.	NO	DNA	DNA
					To re-appoint Mr. R. Balarami Reddy as whole time Director and fix his remuneration.	Mgmt.	NO	DNA	DNA
					Tore-appoint Mr. K. Ashok Reddy as whole time Director and fix his remuneration.	Mgmt.	NO	DNA	DNA
					To consider increase in the borrowing powers of the Company from Rs.37,500 Millions to Rs. 50,000 Millions.	Mgmt.	NO	DNA	DNA
					To approve the new lines of activity and seek amendments to objects clause of the Memorandum of Association of the company.	Mgmt.	NO	DNA	DNA
					To consider the Employees Stock Option Scheme. (ESOP-2007)	Mgmt.	NO	DNA	DNA
Tata Steel Limited	TATA IN	6101156 IN	8/29/2007	Mumbai
To receive, consider and adopt the Audited Profit and Loss Account for the year ended 31st March, 2007 and the Balance Sheet as at that date together with the Report of the Board of Directors and the Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To declare Dividend on Ordinary Shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Mr. Nusli N. Wadia who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Dr. T. Mukherjee who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in the place of Mr. A. N. Singh who retires by rotation and is eligible for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint auditors and fix their remuneration.	Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Mr. James Lang who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Mr. Philippe Varin who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Mr. Jacobus Schraven who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR

To appoint a Director in the place of Dr. Anthony Hayward who was appointed an Additional Director of the Company by the Board of Directors with effect from 17th May, 2007 under Section 260 of the Companies Act, 1956, (the Act) and who holds office upto the date of the forthcoming Annual General Meeting but who is eligible for appointment and in respect of whom the Company has received a notice in writing from a Member proposing his candidature for the office of Director under the provisions of Section 257 of the Act.
						Mgmt.	YES	FOR	FOR
					Revision in terms of remuneration of Mr. B. Muthuraman, Managing Director	Mgmt.	YES	FOR	FOR
					Increase in the Authorised Share Capital	Mgmt.	YES	FOR	FOR
					Alteration of the Memorandum of Association	Mgmt.	YES	FOR	FOR
					Alteration of the Articles of Association	Mgmt.	YES	FOR	FOR
					Further Issuance of Securities	Mgmt.	YES	FOR	FOR
					Change in place of keeping Registers and Records	Mgmt.	YES	FOR	FOR
					Appointment of Branch Auditors	Mgmt.	YES	FOR	FOR
United Phosphorus Ltd	UNTP IN	B0L0W35 IN	9/14/2007	Vapi	To consider and. adopt the audited Balance Sheet as at 31st Ma.rch, 2007,.Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Kaly~n Banerjee, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director iri place of Dr. (Mrs.) Reena Ramachandran, who retires by rotation and being eligible, offers herself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Pradip Madhavji, who retires by rotation and being eligible, offers, himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. R. D. Shroff, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint Auditors and fix their remuneration.	Mgmt.	NO	DNA	DNA
Bharati Shipyard Limited	BHSL IN	B0520X3 IN	8/30/2007	Mumbai	To receive, consider and adopt the Audited Balance Sheet as at 31st March 2007 and Profit & Loss Account for the year ended as on that date together with the Directors’ and Auditors’ Reports thereon.	Mgmt.	YES	FOR	FOR
					To declare Dividend.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. J. M. Gandhi who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	YES	FOR	FOR
					To appoint Auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.	Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: RESOLVED THAT in supen.ession of the eartier resolution passed by the members of the Company at their Extra Ordinary General Meeting held on 8/11/2005 and pursuant to section 293(1) (d) and all other applicable provisions, (if any) of the Companies Act, 1956, consent of the Members of the Company be and is hereby accorded to the Board of Directors of the Company for borFowing from time to time as it may deem fit, any sum or sums of money not exceeding Rs.5,000.00 Crores (Rupees five thousand Crores only) on such terms and conditions as the Board may deem fit notwithstanding that the moneys to be borrowed by the Company together with the moneys already borrowed by the Company (apart from temporary loans obtained by the Company from its bankers in the ordinary course of business) may exceed the aggregate of the paid up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose.
To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in partial modification of the earlier resolution passed by the members of the Company at their Annual General Meeting held on 12th July 2004 and pursuant to the provisions of Sections 198, 269, 309, 310,311 and other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII to the Companies Act, 1956, or any statutory amendment or modification thereto and subject to approval of the Central Government, if necessary, and such other recommendations, approvals and sanctions as may be necessary, desirable and expedient in law, the remuneration of Mr. P. C. Kapoor — Managing Director, be and is hereby increased w.e.f. 1st April, 2007 as set out in the draft agreement laid before the meeting and which agreement is hereby specifically approved and sanctioned with liberty to the Board of Directors to alter, vary and modify the terms and conditions of the said increment and/ or agreement, in such manner as may be agreed upon by and between the Board of Directors and Mr. P. C. Kapoor within and in accordance with the limits prescribed in Schedule XIII to the Companies Act, 1956 or any amendment thereto and if necessary as may be agreed to between the Central Government and the Board of Directors as may be acceptable to Mr. P.C. Kapoor. RESOLVED FURTHER THAT subject to the provisions of Section 198 and Section 309 and other applicable provisions, if any, of the Companies Act, 1956, the remuneration payable to Mr. P. C. Kapoor, as Managing Director, shall not exceed five percent of such net profits of the Company and ten percent of such net profits for all such managerial personnel of the Company together in that financial year. RESOLVED FURTHER THAT notwithstanding anything herein above stated, where in any financial year during the currency of his tenure as Managing Director, the Company has no profits or its profits are inadequate, the Company will pay the remuneration as set out under item no. 10 of the Explanatory Statement annexed to this notice as minimum remuneration subject to the approval of the Central Government and such other recommendations, approvals and sanctions, if and when necessary. RESOLVED FURTHER THAT in the event of any statutory amendment, modification or relaxation by the Central Government to Schedule XIII to the Companies Act, 1956, the Board of Directors be and is hereby authorized to vary or increase the remuneratioll (including the minimum remuneration) within such prescribed limits or ceilings and the aforesaid draft Agreement between the Company and Mr. P.C. Kapoor be suitably amended to give effect to such modifications, relaxations or variations without any furth«!f reference to the Company in General Meeting, if so permissib le. RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do and perform such acts, deeds, matters or things and take such steps as may be necessary, expedient or desirable and further to execute all such deeds including the Agreement as laid before this meeting, documents and writings as may be necessary to give effect to this resolution.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

“RESOLVED THAT in partial modification of the earlier resolution passed by the members of the Compl: General Meeting held on 12th July 2004 and pursuant to the provisions of Sections 198.269,309,310,311 al provisions, if any, of the Companies Act. 1956 read with Schedule X/II to the Companies Act, 1956. or any statu modification thereto and subject to approval of the Central Government. if necessary, and such other approvals and sanctions as may be necessary. desirable and expedient in law. the remuneration of Mr. Vijay Director, be and is hereby increased w.e.f. 1st April. 2007 as set out in the draft agreement laid before the I agreement is hereby specifically approved and sanctioned with liberty to the Board of Directors to alter, vary ar and conditions of the said increment and/ or aQreement. in such manner as may be agreed upon by and bel Directors and Mr. Vijay Kumar within and in accordance with the limits prescribed in Schedule XIII to the Coml any ammendment thereto and if necessary as may be agreed to between the Central Government and the Board RESOLVED FURTHER THAT subject to the provisions of Section 198 and Section 309 and other applicable ~ the Companies Act, 1956, the remuneration payable to Mr. Vijay Kumar. as Managing Director. shall not exe such net profits of the Company and ten percent of such net profits for all such managerial personnel of the Cl that financial year. RESOLVED FURTHER THAT notwithstanding anything herein above stated. where in any financial year dUi his tenure as Managing Director, the Company has no profits or its profits are inadequate, the Company will pa as set out under item no. 10 of the Explanatory Statement annexed to this notice as minimum remuneration sut of the Central Government and such other recommendations. approvals and sanctions, if and when necessary. RESOLVED FURTHER THAT in the event of any statutory amendment. modification or relaxation by the Cer Schedule XIII to the Companies Act. 1956. the Board of Directors be and is hereby authorized to vary or increas (including the minimum remuneration) within such prescribed limits or ceilings and the aforesaid draft Agrel Company and Mr. Vijay Kumar be suitably amended to give effect to such modifications, relaxations or var further reference to the Company in General Meeting, if so permissible. RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do and deeds, matters or things and take such steps as may be necessary, expedient or desirable and further to exe, including the Agreement as laid before this meeting, documents and writings as may be necessary to give effect.
						Mgmt.	YES	FOR	FOR
Madhucon Projects Limited	MDHPJ IN	B0SY7P7 IN	9/1/2007	Khammam
To receive, consider and adopt the Audited Balance Sheet of the Company as at 31st March, 2007 and the Profit and Loss Account for the year ended on that date together with the report of the Auditors’ and Directors’ thereon.
						Mgmt.	NO	DNA	DNA
					To appoint Director in the place of Sri. K. Srinivasa Rao who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To declare dividend on the Equity Shares.	Mgmt.	NO	DNA	DNA

To consider and if thought fit to pass with or without modification the following resolution as an Ordinary Resolution.
“RESOLVED THAT Mis K. Siva Rama Krishna Prasad & Co. Chartered Accountants, be and are hereby reappointed as Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual. General Meeting at such remuneration as may be determined by the Board of Directors of the Company.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit to pass with or without modification the following resolution as an Ordinary Resolution.
“RESOLVED THAT subject to the provisions of Section 198,269,309,310,311 and Schedule XIII and all other applicable provisions of the Companies Act, 1956 consent of the Company be and is hereby accorded to the appointment of Sri.N.Seethaiah, Joint Managing Director as Managing Director of the Company for a period of three years w.e.f. 01 st May, 2007 on a monthly remuneration of RS.1 ,00,000/( Rupees One Lakh) (inclusive of perquisites).” “FURTHER RESOLVED THAT the enhanced monthly remuneration of Sri.N.Seethaiah as Joint Managing Director of the Company for the period from 01 st September, 2006 to 30th April, 2007 @Rs.1,00,000/( Rupees One Lakh) per month (Inclusive of perquisites) be and is hereby approved and ratified.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit to pass with or without modification the following resolution as an Ordinary Resolution.
“RESOLVED THAT subject to the provisions of Section 198, 269, 309, 310, 311 and Schedule XIII and         . all other applicable provisions of the Companies Act, 1956 consent of the Company be and is hereby accorded to the re-appointment of Sri.S.Vaikuntanathan, Director (Finance) of the Company for a period of two years w.e.f. 05th March, 2007 on a monthly remuneration of RS.1 ,00,000/- (Rupees One Lakh) (inclusive of perquisites).” “FURTHER RESOLVED THAT the enhanced monthly remuneration of SrLS.Vaikuntanathan, Director (Finance) of the Company for the period from 01 st January, 2007 to 04th March, 2007 @Rs.1,00,000/( Rupees One Lakh) per month (Inclusive of perquisites) be and is hereby approved and ratified.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit to pass with or without modification the following resolution as Special Resolution.
MADHUCON PROJECTS UMITED
” RESOLVED THAT the consent of the Company under the provisions of Section 372A and other applicable provisions if any of the Companies Act, 1956, be and is hereby accorded to the Board of Directors of the Company, that the aggregate of loans and investments, guarantee or security to be made from time to time as may deem fit by the Board over and above the prescribed limits but shall not exceed Rs.1800.00 Crores (Rupees One Thousand Eight Hundred Crores only) at anyone time and that for the implementation of the resolution, the Board may act through any member thereof or any other person duly authorized by the Board in that behalf.”
						Mgmt.	NO	DNA	DNA
Jindal Steel and Power Limited	JSP IN	6726816 IN	9/21/2007	Postal ballot
to alter Other Object Clause of the Memorandum of Association of the Company by insertion of a new Para therein relating to carrying on of aviation business and authorization to the Board to commence this business.
						Mgmt.	YES	FOR	FOR

to authorize the Board of Directors to make investments, give loans I guarantees and provide securities to other bodies corporate in excess of the limits prescribed under Section 372A of the Companies Act, 1956.
						Mgmt.	YES	FOR	FOR
Bharat Petroleum Corporation	BPCL IN	6099723 IN	9/19/2007	Mumbai
To receive and adopt the Directors’ Report and the Report on Corporate Governance, the Audited Profit & Loss Account for the year ended 31st Marcil, 2007 and the Balance Sheet as at that date along with the Report of the Statutory Auditors and the Comments of the Comptroller & Auditor General of India.
						Mgmt.	YES	FOR	FOR
					To declare final dividend and to confirm interim dividend.	Mgmt.	YES	FOR	FOR

To appoint a Director in place of Shri S. A. Narayan, Director (Human Resources), who retires by rotation in pursuance of Section 256 of the Companies Act, 1956. Shri S. A. Narayan, being eligible, offers himself for re-appointment.
						Mgmt.	YES	FOR	FOR

To appoint a Director in place of Shri S. Radhakrishnan, Director (Marketing), who retires by rotation in pursuance of Section 256 of the Companies Act, 1956. Shri S. Radhakrishnan, being eligible, offers himself for re-appointment.
						Mgmt.	YES	FOR	FOR

To appoint a Director in place of Shri S. K. Joshi, Director (Finance), who retires by rotation in pursuance of Section 256 of the Companies Act, 1956. Shri S. K. Joshi, being eligible, offers himself for re-appointment.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass the following Resolution, with or without modifications, as an Ordinary Resolution :- “RESOLVED that Shri. P.H. Kurian, Secretary (Investment Promotion), Govt of Kerala, be and is hereby appointed as Director of the Company.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass the following Resolution, with or without modifications, as an Ordinary Resolution :- “RESOLVED that Prof. N. Venkiteswaran, be and is hereby appointed as Director of the Company.”
						Mgmt.	YES	FOR	FOR
Sterlite Industries India Ltd	STLT IN	B13TC37 IN	9/15/2007	Tamil Nadu	To consider and adopt the Balance Sheet as at March 31, 2007 and the Profit and Loss account of the Company for the year ended on that date and the Report of the Directors’ and Auditors’ thereon.	Mgmt.	NO	DNA	DNA
					To confirm the dividend paid on Preference Shares.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Gautam Doshi, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Sandeep Junnarkar, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint M/s. Chaturvedi & Shah, Chartered Accountants and M/s. Das & Prasad, Chartered Accountants, retiring Auditors as Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration and for the purpose, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED that pursuant to the provisions of Section 224 and all other applicable provisions, if any, of the Companies Act, 1956, M/s. Chaturvedi & Shah, Chartered Accountants and M/s. Das & Prasad, Chartered Accountants, be and are hereby re-appointed as Auditors of the Company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company and the Board of Directors be and is hereby authorised to fix their remuneration.”
						Mgmt.	NO	DNA	DNA
Indiabulls Financial Services Limited	IBULL IN	B02L7L0 IN	9/17/2007	New Delhi
To consider, and if thought fit, approve with or without modification(s), the proposed Scheme of Arrangement between Indiabulls Credit Services Limited, Indiabulls Financial Services Limited and Indiabulls Securities Limited and their respective shareholders and creditors.
						Mgmt.	NO	DNA	DNA
Television Eighteen India Ltd	TLEI IN	B1L5351 IN	9/7/2007	New Delhi	To receive, consider and adopt the Profit and Loss Account for the year ended 31 · March 2007, the Balance Sheet as at that date and the Reports of the Directors and the Auditors thereon.	Mgmt.	NO	DNA	DNA
					To confirm the interim dividend as the final dividend.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. G. K. Arora, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Hari S. Bhartla, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint Auditors and to fix their remuneretion.	Mgmt.	NO	DNA	DNA

To consider and, if thought fit, pass with or without modification(s) the following resolution as an Ordinary Resolution: — “RESOLVED THAT (a) the authorized share capital of the Company be and is hereby increased from Rs. 55,00,00,0001- (Rupees Fifty Ave Crores) divided into 10,00,00,000 (Ten Crores) equity shares of As. 5/( Rupees FI\I8) each and 5,00,000 (FI\I8 Lacs) preference shares of Rs.100/- (Rupees Hundred) each to Rs. 70,00,00,0001( Rupees Seventy Crores Only) divided into 13,00,00,000 (Thirteen Crores) Equity Shares of Rs. 5 (Rupees Five) each and 5,00,000 (Five Lacs) preference shares of Rs.100/( Rupees Hundred) each, and the new shares shall rank part passu in all respects with the existing shares of the Company.
(b) in Clause V of Company’s Memorandum of Association, the words “The Authorised Share Capital of the Company is Rs. 55,00,00,000 (Rupees Fifty Five Crores only) divided into 10,00,00,000 (Ten Crores) equity shares of Rs.51- each and 5,00,000 preference shares of Rs. 1001- each” be and are hereby substituted with the words “The Authorised Share Capital of the Company is Rs. 70,00,00,000 (Rupees Seventy Crores Only) divided into 13,00,00,000 (ThIrteen Crores) equity shares of Rs.5/-(Rupees Five) each and 5,00,000 (Five Lacs) preference shares of Rs. 1001- (Rupees Hundred) each” and
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

(c) that for the purpose of giving effect to the above resolution and to settle any question, difficulty or doubt that may arise in this regard, the Managing Director, Chief Financial Officer and Company Secretary of the Company, be and are hereby severally authorized to do all such acts, deeds, matters and things and execute all such documents, instruments, and writings as he may in his sole and absolute discretion deem necessary or expedient.

To consider and, if thought fit, pass with or without modiflcation(s) the following resolution as a Special Resolution: “RESOLVED THAT, pursuant to the provisions of Section 31 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force), the Articles of Association of the Company be and are hereby altered in the following menner: I) Article 3 be replaced with the following new Article 3: ‘The Authorized Share CapItal of the Company is as mentioned in Clause V of the Memorandum of Association of the Company. Ii) Article 85A be inserted after the Article 85:
“Notwithstanding anything contained in any other provisions of Articles of Association of the Company, so long as the TV18 group and!or its associates! affiliates and! or SUbsidiary companies and! or holding companies hold fifty percent or more of the paidup voting equity share capital of the Company, whether alone or in combination, and are thus the single largest shareholding group in the Company, they shall have the right to appoint majority of the Directors on the Board of Directors of the Company, and shall exercise control over the Company, as defined in Regulation 2(c) of the said Regulations including any amendments, modifications or re-enactment thereof. “ RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution and to settle any question, difficulty or doubt that may arise in this regard, the Managing Director, Chief Financial Officer and Company Secretary of the Company, be and are hereby severally authorized to do all such acts, deeds, matters and things and execute all such documents, instruments, and writings as he may in his sole and absolute discretion deem necessary or expedient.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED THAT (a) pursuant to Article 58 of the Articles of Association of the Company and all other applicable provisions, if any, of the Companies Act, 1956, the Foreign- Exchange Management Act, 1999, Guidelines for Issue of Bonus Shares framed by Securities and Exchange Board of India, other applicable statues and subject to such other approvals, consents, permissions or sanctions as may be required from the appropriate authorities, institutions or bodies, the consent of the Company be and is hereby accorded to the Board of Directors or any Committee thereof of the Company for capitalization of such sum standing to the credit of Securities Premium Account of the Company, as may be considered necessary by the Board, for the purpose of issue of Bonus shares of Rs. 51- each and that the said sum so capitalized be applied in issuing equity shares of. RS.51- each credited as fully paid up to the equity shareholders of the Company, .in the proportion of one new equity share for every one existing equity share held by such persons as on the record date (to be fiXed) and that the shares so distributed shall be treated for all purposes as an increase in the nominal amount of the capital of the Company held by each such member.
(b) that the aforesaid issue of bonus shares to the shareholder(s) shall also include issuance of additlonal options I bonus shares to the eligible employees of the Company who have been grented options under various ESOP plan(s) of the Company, but the same have not been vested/exercised till the record date and the Board of Directors or any Committee thereof be and is hereby authorized, to create or allocate adequate number of options I shares or, for capitalisaiton of such sum standing to the credit of Securities Premium Account available for distribution by the Company, as may be considered necessary by the Board for the purpose of grant of additional options, with or without consideration, or Issue of bonus shares of Rs. 5/- each credited as fully paid up on the date of vesting! exercise, in the proportion of one option I equity shares for every one option held by them on the record date to be fixed by the Board.
(c) that the new equity shares shall, on allotment, rank pari passu in all respects including dividend with the existing issued equity shares of the Company.
(d) that for the purpose of giving effect to the above resolution and to settle any question, difficulty or doubt that may arise in this regard, the Managing Director, Chief Financial Officer and Company Secretary of the Company, be anq are hereby severally authorized to do all such acts, deeds, matters and things and execute all such documents, instruments, and writings as he may in his sole and absolute discretion deem necessary or expedient including but without limitation to filing of any documents with the Securities and Exchange Board of India, Stock Exchanges where shares of the Company are listed, Depositories, Ministry of Corporate Affairs and/or other Concerned Authorities for seeking the necessary listing approvals and to settle any question, difficulty or doubt that may arise in this regard thereto.
						Mgmt.	NO	DNA	DNA
Bharat Electronics Ltd	BHE IN	6139715 IN	9/20/2007	Bangalore	To receive, consider and adopt the Profit & Loss Account for the year ended 31 March 2007 and the Balance Sheet as at that date and the Reports of the Directors and the Auditors thereon.	Mgmt.	NO	DNA	DNA
					To confirm the Interim Dividend and declare Final Dividend on Equity Shares.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Bhupindar Singh, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Dr. M. Rammohan Rao, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Prof. Goverdhan Mehta, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of “Dr.V. Bakthavatsalam, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as Ordinary Resolution: “RESOLVED THAT Lt. Gen. S.P. Sree Kumar, AVSM who was appointed as Additional Director by the Board of Directors of the Company on 27th October, 2006 to hold office upto the date of this Annual General Meeting and for the appointment of whom the Company has received a notice under Section 257 of the Companies Act, 1956 from a member proposing his candidacy for the office of Director, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination by retirement by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 31 and any other applicable provisions of the Companies Act, 1956, approval of the Shareholders be and is hereby accorded to amend the Articles of Association of the Company in the following manner:
						Mgmt.	NO	DNA	DNA
Bharat Heavy Electricals Limited	BHEL IN	6129523 IN	9/17/2007	New Delhi
To receive, consider and adopt the audited Balance Sheet of the Company as at 31st March, 2007 and the Profit & Loss Account for the financial year ended on that date together with the Reports of the directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To declare dividend.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri K. Ravi Kumar, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri C. S. Verma, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Sanjay M. Dadlika, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To fix the remuneration of the Auditors.	Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: Resolution: “RESOLVED THAT Shri N. GOKULRAM, who was appointed as an Additional Director pursuant to Article 67 of the Articles of Association of the Company read with Section 260 of the Companies Act, 1956 and who holds Office upto the date of this Annual General Meeting and in respect of whom,the Company has received a notice in writing, from the Director himself pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the company.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: Resolution: “RESOLVED THAT Shri B. P. Rao, who has been appointed as an Additional Director pursuant to Article 67 of the Articles of Association of the Company read with Section 260 of the Companies Act, 1956 w.e.f. 01/09/2007 to hold Office upto the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing, from himself pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the company.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pa~s with or without modification, the following resolution as an Ordinary Resolution: Resolution: “RESOLVED THAT Shri Anil Sachdev, who has been appointed as an Additional Director pursuant to Article 67 of the Articles of Association of the Company read with Section 260 of the Companies Act, 1956 w.e.f. 01/09/2007 to hold Office upto the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing, from himself pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the company.”
						Mgmt.	NO	DNA	DNA
Network 18 Fincap Limited	NETF IN	B1JRSG0 IN	9/7/2007	New Delhi	To receive, consider and adopt the Prolit and Loss Account for the year ended 31 ~ March 2007, the Balance Sheet as at that date and the Reports 01 the Directors and the Auditors thereon.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place 01 Mr. Sanjay Ray Chaudhuri, who retires by rotation and being eligible, oilers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To apooint Auditors and to fix their remuneration.	Mgmt.	NO	DNA	DNA

To consider and, if thought fit, pass with or without modification(s) the following resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to Section 260 of the Companies Act, 1956, Mr. G.K. Arora was appointed as an Additional Director at the meeting of the Board of Directors held on October 12, 2006 and who holds office up to the date of this Annual General Meeting and for the appointment of whom the Company has received a notice under Section 257 of the Companies Act, 1956 from a member proposing his candidature lor the office of a Director, be and is hereby appointed as a Director of the Company not liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, pass with or without modification(s) the following resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to Section 260 of the Companies Act, 1956, Mr. P.N. Bahl was appointed as an Additional Director at the meeting of the Board of Directors held on October 12. 2006 and who holds office up to the date of this Annual General Meeting and for the appointment of whom the Company has received a notice under Section 257 of the Companies Act,1956 from a member proposing his candidature for the office of a Director, be and is hereby appointed as a Director of the Company liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, pass with or without modiflcation(s) the following resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to Section 260 of the Companies Act, 1956, Mr. Manoj Mohanka was appointed as an Additional Director at the meeting 01the Board ot Directors held on October 12, 2006 and who holds office up to the date of this Annual General Meeting and for the appointment of whom the Company has received a notice under Section 257 of the Companies Act, 1956 from a member proposing his candidature for the office of a Director, be and is hereby appointed as a Director of the Company liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, pass with or without modification(s) the following resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to Section 260 of the Companies Act, 1956 Ms. Vandana Malik was appointed as an Additional Director at the meeting of the Board of Directors held on October 12, 2006 and who holds office up to the date of this Annual General Meeting and for the appointment of whom the Company has received a notice under Section 257 of the Companies Act, 1956 from a member proposing her candidature for the office of a Director, be and is hereby appointed as a Director of the Company liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA
Glenmark Pharmaceuticals Limited	GNP IN	6698755 IN	9/20/2007	Mumbai
To receive, consider, approve and adopt the Audited Balance Sheet as at 31st March, 2007 and the Profit and Loss Account of the Company for the year ended on that date together with the reports of the Directors and Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To Gonfirm interim dividend declared on Equity Shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. J. F. Ribeiro who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Sridhar Gorthi who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mrs. Cheryl Pinto who retires by rotation and being eligible, offers herself for re-appointment.	Mgmt.	YES	FOR	FOR

To appoint Mis. Price Waterhouse, Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneretion.
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modificationls, the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to Sections 198,269,309,310 and 314 read together with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, consent of the Company, be and is hereby accorded to the re-appointment of Mr. Glenn Saldanha as Managing Director and Chief Executive Officer of the Company for a period of 5 years with effect from 16th May, 2007 on a remuneration to be paid and provided and the terms and conditions as set out in the explanatory statement attached hereto.”
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modificationls), the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to Sections 198,269,309,310 and 314 read togather with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, consant of the Company, be and is hereby accorded to the re-appointment of Mrs. Cheryl Pinto as a Director in the whole-time employment of the Company and designated as Director-Corporate Affairs for a period of 5 years with effect from 16th May, 2007 upon and subject to the terms and conditions including the remuneration to be paid and provided as set out in the explanatory statement attached hereto.”
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modificationls, the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to Sections 198,269,309,310 and 314 read together with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, consent of the Company, be and is hereby accorded to the re-appointment of Mr. R. V. Desai as a Director in the whole-time employment of the Company and designated as Director-Finance & Legal for a period of 5 years with effect from 16th May, 2007 upon and subject to the terms and conditions including the remuneration to be paid and provided to him as set out in the explanatory statement attached hereto.”
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modifications, the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to Sections 198,269,309,310 and 314 read together with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, consent of the Company, be and is hereby accorded to the re-appointment of Mr. A. S. Mohanty as a Director in the whole ·time employment of the Company and designated as Director-Formulations for a period of 5 years with effect from 16th May, 2007 upon and subject to the terms and conditions including the remuneration to be paid and provided to him as set out in the explanatory statement attached hereto.”
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modifications, the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to Section 198, 269, 309, 310 and 314 read together with schedule XIII and other applicable provisions of the Companies Act, 1956, consent of the Company be and is hereby accorded to the appointment of Mr. Gracias Saldanha, as a Non ·Executive Director and Chairman of the Company for a period of five years with effect from 16th May 2007 and for payment to him every year of a commission equivalent to 1% per annum of the net profits of the Company and lor such additional percentage of commission, as may be permissible by law, consequent to any amendments to the Companies Act, 1956 and lor any statutory modification or enactment thereto.”
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:
-RESOLVED THAT pursuant to Section 31 and other applicable provisions, if any, of the Companies Act, 1956, and subject to such approvals, consents, permissions and sanctions, as may be necessary from Appropriate Authorities, certain existing regulations of the Articles of Association of the Company be and are hereby substituted with the draft regulations, a copy of which is placed before this meeting duly initialed by the Chairman for the purpose of identification (hereinafter referred to as the “New Articles”) and the Amended Articles be and are hereby approved and adopted as thevArticles of Association of the Company.”
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:
-RESOLVED THAT in accordance with the provisions of Section 81(lA) and other applicable provisions, if any, of the Companies Act, 1956 as also provisions of any other applicable laws, rules and regulations (including any amendment thereto or re ·enactment thereof for the time being in forcel and enabling provisions in the Memorandum and Articles of Association of the Company and the listing Agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed and subject to such approvals, consents, permissions and sanctions of the Government of India (GOII, Reserve Bank of India (RBI), Securities and Exchange Board of India (SEBI) and all other appropriate and/ or concerned authorities, and subject to such conditions and modifications, as may be prescribed by any of them in granting such approvals, consents, permissions and sanctions which may be agreed to by the Board of Directors of the Company (“Board”) (which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution), which the Board be and is hereby authorized to accept, if it thinks fit in the interest of the Company, the consent of the Company be and is hereby accorded to the Board of Directors of the Company to issue, offer and allot Equity Shares/Warrants and I or instruments convertible in equity shares optionally or otherwise including but not limited to Global Depository Receipts (GDR’sl/American Depository Receipts {ADR’sll Foreign Currency Convertible Bonds (FCCB’s) (hereinafter referred to as “Securities”) for an aggregate sum upto US$150 million with a green shoe option of 15% or equivalent in Indian and/or any other currency (ies) inclusive of such premium, as may be permitted by the Ministry of Finance/such other authorities directly to Indian / Foreign / Resident / Non ·resident Investors (whether Institutions, Incorporate Bodies, Mutual Funds/ Trusts / Foreign Institutional Investors/Banks and/or individuals. or otherwise and whether or not such investors are members, promoters, directors or their relatives/associates, of the Company) through Public Issuels), Private Placement(s) or a combination thereof at such time or through Qualified Institutional Placement (QIP) in terms of Chapter XIII A of the SEBI (Disclosure and Investor protection) guidelines, 2000 as ammended from time to time at such time or times, tranche or tranches, at such price or prices at a discount or premium to market price or prices, in such manner and on such terms and conditions as may be decided and deemed appropriate by the Board at the time of such issue or allotment, considering the prevailing market conditions and other relevant factors, wherever necessary in consultation with the Lead Managers, Underwriters, advisors or through the subsidiaries, including by way of Initial Public Offer in US or other countries, so as to enable the Company to get listed at any Stock Exchanges in India and / or Luxemburg / London / New York / Singapore / Hong Kong Stock Exchanges and / or any of the Overseas Stock Exchanges.”
						Mgmt.	YES	FOR	FOR
Sterlite Industries (India) Limited	STLT IN	B13TC37 IN	9/15/2007	Tamil Nadu	To consider and adopt the Balance Sheet as at March 31, 2007 the Profit and Loss account of the Company for the year ended on date and the Report of the Directors’ and Auditors’ thereon.	Mgmt.	NO	DNA	DNA
					To confirm the dividend paid on Preference Shares.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Gautam Doshi, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Sandeep Junnarkar, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint M/s. Chaturvedi & Shah, Chartered Accountants and M/s. Das & Prasad, Chartered Accountants, retiring Auditors as Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration and for the purpose, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED that pursuant to the provisions of Section 224 and all other applicable provisions, if any, of the Companies Act, 1956, M/s. Chaturvedi & Shah, Chartered Accountants and M/s. Das & Prasad, Chartered Accountants, be and are hereby re-appointed as Auditors of the Company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company and the Board of Directors be and is hereby authorised to fix their remuneration.”
						Mgmt.	NO	DNA	DNA
Steel Authority of India Limited	SAIL IN	6121499	9/20/2007	New Delhi	To receive, consider and adopt the audited Profit & Loss Account for the year ended 31st March, 2007, the Balance Sheet as at that date and Directors’ and Auditors Reports thereon.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Dr. S.C. Jain, who retires by rotation and is eligible for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Prof. R.P. Sengupta, who retires by rotation and is eligible for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Dr. Velu Annamalai, who retires by rotation and is eligible for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Siddharth Kak, who retires by rotation and is eligible for re-appointment.	Mgmt.	NO	DNA	DNA
					To Fix the remuneration of the Auditors of the company appointed by the Comptroller & Auditor General of India for the year 2007-2008.	Mgmt.	NO	DNA	DNA
					To declare divident for the financial year 2006-2007.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass with or without modification the following resolution as an ORDINARY RESOLUTION: “RESOLVED THAT Shri R. Ramaraju, who was appointed as an Additional Director of the Company by the Board of Directors under Section 260 of the Companies Act, 1956, and who holds office upto the date Dfthis Annual General Meeting and in respect of whom the Company has received a notice in writing proposing his candidature for the office of Director under Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To considera,nd, if thought fit, to pass with of without modification the following resolution as an ORDINARY RESOLUTION:
“RESOLVED THAT Prof. Javaid Akhtar who was appointed as an Additional director of the Company by the Board of Directors under’ Section 260 of the Companies Act, 1956, and who holds office up to the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing proposing his candidature for the office of Director under Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation, for a period of three years from the date of his initial appointment i.e. with effect from 22nd November, 2006.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass With or without modification the following resolution as an ORDINARY RESOLUTION:
“RESOLVED THAT Shri P.K. Sengupta who was appointed as an Additional Director of the Company by the Board of Directors under Section 260 of the Companies Act, 1956, and who holds office upto the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing proposing his candidature for the office of Director under Section 257 of the Companies Act, 1956, be and is thereby appointed as a Director of the Company, liable to retire by rotation, for a period of three years from the date of his initial appointment i.e. with effect from 22nd November, 2006.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification the following resolution as an ORDINARY RESOLUTION:
“RESOLVED THAT Dr. Vinayshil Gautam who was appointed as an Additional Director of the Company by the Board of Directors under Section 260 of the CompanIes Act, 1956, and who holds office upto the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing proposing his candidature for the office of Director under Section 257 of the Companlies Act, 1956. be and Is hereby appointed as a Director of the Company, liable to retire by rotation, for a period of three years from the date of his initial appointment with effect from 22nd November, 2006.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass With or without modification the following resolution as an ORDINARY RESOLUTION:
“RESOLVED THAT Shri S. Bhattacharya, who was appointed as an Additional Director of the Company by the Board of Directors under Section 260 of the Companies Act, 1956, and who holds office upto the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing proposing his candidature for the office of Director under Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification the following resolution as an ORDINARY RESOLUTION:
“RESOLVED THAT Shri S.S. Ahmed, who was appointed as an Additional Director of the Company by the Board of Directors under Section 260 of the Companies Act, 1956, and who holds office upto the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing proposing his candidature for the office of Director under Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA
Elecon Engineering Company Limited	ELCN IN	B1FVBW3 IN	9/13/2007	Gujarat	To receive,consider and adopt the Audited Balance Sheet as at 31 March 2007, Profit & Loss Account for the year ended on that date and the Report of Board of Directors and Auditors thereon;	Mgmt.	NO	DNA	DNA
					To declare Dividend on Equity Shares;	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Upendra M. Patel,who retires by rotation and being eligible, offers h.imself for reappointment;	Mgmt.	NO	DNA	DNA
					To appoint a Director In place of Shri Ashok J. Patel,who retires by rotation and being eligible, offers himself for reappointment;	Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modifications, the following resolution as an Ordinary Resolution:
-RESOLVED THAT pursuant to the provisions of the Companies Act, 1956 and other applicable provisions, M/s. Thakorebhai Shirish Desai & Butala, Division of Thacker Butala Desai, Chartered Accountants, be and are hereby appointed as Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of next Annual General Meeting of the Company at such remuneration plus Service tax at the applicable rate, from time to time, plus travelling and out-of-pocket expenses incurred by them for the purpose of audit of the Company’s accounts, exclusive of any remuneration, fees or charges payable to them for rendering any services that may be rendered by them to the Company from time to time other than in the capacity of Auditors as may be fixed by the Chairman and Managing Director of the Company.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution:—RESOLVED THAT in accordance with the provision of Section 293(1 He) and other applicable provisions if any, of the Companies Act, 1956 the Board of Directors of the Company be and is hereby authorised to contribute on behalf of the Company to charitable and other funds not directly relating to the business of the Company or welfare of its employees, any amount exceeding 5% of the average net profit of the Company as determined in accordance with the provisions of Section 349 and 350 of the Companies Act, 1956 during the three financial years immediately proceeding or Rs.10 Crores, whichever is higher.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification, the following resolution as a Special Resolution:- -RESOLVED THAT:
(a) Pursuant to Provisions of Section 78, 81(1 A} and other applicable provisions, if any, of the Companies Act, 1956 and Article 181 ofthe Articles of Association of the Company, and subject to the Guidelines issued by the Securities and Exchange Board of India,and other approvals as necessary, consent of the Members be and is hereby accorded to the Board of Directors of the Company to capitalize such amount, out of the Capitalisation of Reserve and Securities Premium Account of the Company, for issue of fully paid Bonus Shares of the face value of Rs.2/- each,to the holders of the existing Equity Shares of the Company, on such Record Date as may be fixed by the Board in this regard in the proportion of two new equity shares for every one equity share to which the shareholder is entitled.
(b) The bonus share shall be subject to the Memorandum and Articles of Association of the Company and shall rank pari passu in all respect with and carry the same right as the existing equity share and shall be entitled to participate in full in any dividend declared after the allotment of bonus share.
(c) No letter of allotment shall be issued to the allottee to the bonus share instead, share certificate will be dispatched to the share holders who holds the existing equity share in physical form and the respective beneficiary account will be credited for the bonus share for shareholder who holds the existing equity shares in dematerialised/electronic form within reasonable period.
(d) In respect of fraction entitlement, the bonus share shall be consolidated and allotted to any person appointed by the Board in trust, on the understanding that such person shall sell the bonus shares at such price or prices to such persons as they may deem fit as soon as practicable after the allotment of such bonus shares and pay to the Company the net sale proceeds (after deducting all expenses relating to such sell) which proceeds shall be distributed by the Company pro-rata amongst the shareholders entitled thereto.
(e) The Board of Directors (which shall include any Committee, the Board may constitute or any Director/Officer authorised by the Board for this purpose) be and is hereby authorised to settle all matters arising out of and Incidental to the above mentioned issue of bonus equity shares and further take all actions as it may in its absolute discretion deem necessary to give effect to the resolution.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification, the following resolution as a Special Resolution: “RESOLVED THAT in addition to the resolution passed under Section 81(lA) if any, pursuant to Section 81(1A)and any other applicable provisions of the Companies Act, 1956 and relevant provisions of the Memorandum and Articles of Association of the Company and the Listing Agreement entered into by the Company subject to any necessary approval, consent, permission and/or sanction of the Government of India, Reserve Bank of India and any other appropriate authorities, institutions or bodies, and subject to such conditions as may be prescribed by any of them in granting any such approval, consent, permission or sanction, the Board of Directors of the Company and duly authorized Committee thereof; for the time being exercising the powers conferred on the Board by this Resolution be and is hereby authorized on behalf of the Company to issue and allot, in the course of domestic markets, equity shares/warrants/preference shares and/or any securities convertible into equity shares at the option of the Company and/or holder of the security and/or securities linked to equity shares any instruments or securities representing either equity shares or convertible securities (hereinafter referred to as “Securities”) subscribed in Indian currency(ies) through prospectus and/or offer letter and/or offering circular and/or book building scheme or any other documents as may be required, to Domestic Individuals or to Individuals and/or Trustees and/or Promoters and/or Stabilization Agents or otherwise (whether institutions and/or incorporated bodies whether incorporated in India or abroad and/or individuals or otherwise, and whether or not such investors are promoters/ shareholders/members of the Company), for an aggregate amount not exceeding Rs. 500 Crores, in addition to the amount for which approval has already been given earlier by the members,such issue and allotment to be made at such time or times, in such tranche or tranches, at such price or prices,at a discount or premium to market price or prices, through public issue,right issueand/or on a private placement and/or preferential allotment basis and/or in such manner as the Board may, in its discretion think fit, in consultation with the advisors, lead manager and Underwriters and otherwise on such terms and conditions as may be decided and deemed appropriate by the Board at the time of issue or allotment.
						Mgmt.	NO	DNA	DNA

To consider and, if thougbt fit, to pass the following resolution as an Ordinary Resolution
“RESOLVED THAT pursuant to the provisions of Section 94 and other applicable provisions, if any, ofthe Company Act, 1956, the Authorised Share Capital of the Company be increased and classified from Rs.30,00,00,000 (Rupees Thirty Crores only) divided in to 15,00,00,000 (fifteen Crores) Equlty Shares of Rs.2/-(Rs. Two each) to Rs.50,00,00,000 (Rupees Fifty Crores only) divided into 22,50,00,000 (Twenty Two Crores Fifty Lacs) equity shares of Rs 2/- each and 2,50,00,000 (Two Crores Fifty Lacs) Cumulative Redeemable Preference Shares of Rs.2/- each.”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass the following resolution as an Ordinary Resolution;
” RESOLVED THAT the existing Clause V of the Memorandum of Association of the Company be and is hereby substituted by the following new Clause:-
V. The Authorized Share Capital ofthe Company is Rs.50,00,00,000 (Rupees Fifty Crores only) divided into 22,50,00,000 (Twenty Two Crores Fifty Lacs) equity shares of Rs. 2/- each and 2,50,00,000 (Two Crores Fifty Lacs) Cumulative Redeemable Preference Shares of Rs.2/- each with power to increase or reduce the capital for the time being into several classes and to attached thereto respectively any preferential, qualified or special rights, privileges or conditions as may be determined by or in accordance with the regulations of the Company and to vary, modify and abrogate any such rights, privileges or conditions in such manner as may be for the time being approved by the regulations of the Company and the Statutory provisions of the Company, if any.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit to pass the following resolution as an Special Resolution
“RESOLVED THAT the existing Article of 4 of the Articles of Association of the Company be and is hereby substituted by the following new Article:
The Authorized Share Capital of the Company is Rs.50,00,00,000 (Rupees Fifty Crores) divided into 22,50,00,000 (Twenty Two Crores Fifty Lacs) equity shares of Rs.2/- each and 2,50,00,000 (Two Crores Fifty Lacs) Cumulative Redeemable Preference Shares of Rs.2/- each with power to increase or reduce the capital for the time being into several classes and to attached thereto respectively any preferential, qualified or special rights, privileges or conditions as may be determined by or in accordance with the regulations of the Company and to vary, modify and abrogate any such rights, privileges or conditions in such manner as may be for the time being approved by the regulations of the Company and the Statutory provisions of the Company, if any.”
						Mgmt.	NO	DNA	DNA
Panacea Biotec Ltd.	PNCB IN	6589075 IN	9/29/2007	Punjab	To receive, consider and adopt the Audited Balance Sheet as at March 31,2007 and the Profit & Loss Account for the year ended on that date and the reports of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend on Preference Shares as well as on Equity Shares ofthe Company.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. M.l. Kalra,who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. K.M.lal, who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Gurmeet Singh, who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint Mis. S. R. Batliboi & Co.,Chartered Accountants, the retiring auditors as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an ORDINARY RESOLUTION:
“RESOLVED THAT pursuant to the provisions of Section 198,269, 309,310 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time being in force) (hereinafter referred to as” the Act”), read with Schedule XIII to the Act and pursuant to Article 115 ofthe Articles of Association of the Company, the consent of the Company be and is hereby accorded to the change in terms of remuneration payable to Mr. Sumit Jain, Whole-time Director designated as Director (Operations & Projects) of the Company and the remuneration, as set out below, be paid to him for the remainder of the tenure of his term, w.eJ. 1st April, 2007:
Salary: Minimum Rs. 2,25,000/- per month subject to a maximum of Rs.4,50,000/-per month with liberty to the Board to review and set the level from time to time.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an ORDINARY RESOLUTION:
“RESOLVED THAT pursuant to the provisions of Section 198, 269,309,310 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time being in force) (hereinafter referred to as“the Act”), read with Schedule XIII to the Act, the consent of the Company be and is hereby accorded to the increase in remuneration payable to Mr. Soshil Kumar Jain, Whole-time Director designated as Chairman, Mr. Ravinder Jain, Managing Director, Mr. Rajesh Jain, Joint Managing Director and Mr. Sandeep Jain, Joint Managing Director of the Company, by way of payment of commission @ 2% each of the profits of the Company for the year 2006-07, computed in the manner laid down in section 349 and 350 ofthe Companies Act, 1956, over and above the remuneration payable to each one of them as per the approval of Shareholders in their Annual General Meeting held on 30th September, 2006.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an ORDINARY RESOLUTION:
“RESOLVED THAT pursuant to the provisions of Section 198, 269,309,310 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time being in force) (hereinafter referred to as“the Act”), read with Schedule XIII to the Act, the consent of the Company be and is hereby accorded to the increase in remuneration payable to Mr. Soshil Kumar Jain, Whole-time Director designated as Chairman, Mr. Ravinder Jain, Managing Director, Mr. Rajesh Jain, Joint Managing Director and Mr. Sandeep Jain,Joint Managing Director of the Company, by way of payment of commission @ upto 2% each of the profits of the company for the year 2007-08 onwards, computed in the manner laid down in section 349 and 350 of the Companies Act, 1956, as may be decided by the Board from time to time, over and above the remuneration payable to each one of them as per the approval of Shareholders in their Annual General Meeting held on 30th September, 2006.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a SPECIAL RESOLUTION:
“RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modificationTs) or re-enactment thereof for the time being in force) and subject to the approval of Central Government, Mr. Shagun Jain (son-in-law of Mr. Ravinder Jain, Managing Director of the Company), who is presently acting as Manager (Systems) of the Company, be and is hereby appointed to hold an office of profit under the Company as Deputy General Manager Systems and the remuneration as set out below, be paid to him w.ef. 1st April, 2007:
a) Salary — Rs.75,000p.m. (in the pay scale of Rs.75,000- 15,000 — 1,35,000).
b) Perquisites and allowances
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a SPECIAL RESOLUTION:
“RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof for the time being in force) and subject to the approval of Central Government, Ms. Radhika Jain, aged about 22 years who is the grand-daughter, daughter and sister, respectively of Mr. Soshil Kumar Jain, Chairman, Mr. Ravinder Jain, Managing Director and Mr. Sumit Jain, Whole-time Director and also related to Mr. Rajesh Jain, Joint Managing Director and Mr. Sandeep Jain, Joint Managing Director of the Company, who is presently acting as the Scientific Officer be and is hereby appointed to hold an office of profit under the Company as Sr. Manager and the remuneration as set out below, be paid to her w.ef. 1st April, 2007:
a) Basic salary — Rs.35,000per month. (in the grade of Rs.35,000 — 7,000 — 63,000)
b) Perquisites and allowances
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a SPECIAL RESOLUTION:
“RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions, if any, of the Companies Act, 19S6 (including any statutory modification(s) or re-enactment thereof for the time being in force) consent of the Company be and is hereby accorded for the payment of the following remuneration to Ms. Shilpy Jain (who is wife of Mr. Sumit Jain, Director (Operations & Projects) and related to Mr. Soshil Kumar Jain, Chairman, Mr. Ravinder Jain, Managing Director, Mr. Rajesh Jain, Joint Managing Director and Mr. Sandeep Jain, Joint Managing Director of the Company) who is presently acting as Manager Food & Beverages of the Company, w.ef. 1st April, 2007:
a) Basic salary — Rs.22,500 per month.
b) Perquisites and allowances
						Mgmt.	NO	DNA	DNA
Oil and Natural Gas Corporation Limited	ONGC IN	6139362 IN	9/19/2007	New Delhi
To receive consider and adopt the Profit & Loss Account for the year ended on 31st March, 2007 and the Balance Sheet as at that date and the Reports of the Board of Directors and Auditors thereon along with review of Comptroller & Auditor General of India.
						Mgmt.	NO	DNA	DNA
					To confirm interim dividend and declare that dividend.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri S. Sundareshap, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri A. K. Hazarika, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri N. K Mitra, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri D.K. Pande, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
Provogue (India) Limited	PROV IN	B0D0DK7 IN	9/14/2007	Mumbai
To fix remuneration of the Auditors. To receive. consider and adopt the audited Balance Sheet as at 31st March. 2007 the Profit and Loss Account for the year ended on that date along with the Schedules and the Reports of the Directors and Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To declare dividend on the Equity Shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Timothy Leif Walton Eynon. who retires by rotation and being eligible. offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Shahid Balwa, who retires by rotation and being eligible. offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Rakesh Jhunjhunwal’a, who retires by rotation and being eligible. offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Surendra Hiranandani. who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	YES	FOR	FOR

To re-appoint M/s. Singrodia Goyal & Co., Chartered Accountants as Statutory Auditors of the Company who shall hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit. to pass with or without modifications. the following resolution as an Ordinary Resolution:
-RESOLVED THAT pursuant to the provisions of Sections 198.269.309.310 and all other applicable provisions. if any. of the Companies Act. 1956 read with Schedule XIII. as amended. and in modification to the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005. consent of the shareholders be and is hereby accorded for the increase in the Salary of Mr. Nikhil Chaturvedi. Managing Director of the Company from the existing Salary of Rs, 1.50.000 per month to a Salary Grade of Rs. 2.00.000- Rs. 6.00.000 per month with effect from 1st April 2007 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure.-
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modifications, the following resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to the provisions of Sections 198, 269,309, 310 and all other applicable provisions if any of the Companies Act, 1956 read with Schedule XIII.as amended. and in modification to the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005, consent of the shareholders be and is hereby accorded for the increase in the Salary of Mr. Sam Chaturvedi, Whole time Director ofthe Company from the existing Salary of Rs. 1,00,000 per month to a salary grade of Rs.1,50,000-Rs.3,00,000 per month with effect from 1st April 2007 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit; to pass with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198.269, 309, 310 and all other applicable provisions. if any, of the Companies Act. 1956 read with Schedule XIII. as amended. and in modification to the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005. consent of the shareholders be and is hereby accorded for the increase in the Salary of Mr. Deep Gupta, Whole time Director of the Company from the existing Salary of Rs. 1,00,000 per month to a salary grade of Rs. 1,50,000-Rs. 3,00,000 per month with effect from 1st April 2007 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modifications. the following resolution as an Ordinary Resolution:“RESOLVED THAT pursuant to the provisions of Sections 198. 269,309,310 and all other applicable provisions. if any, of the Companies Act, 1956 read with Schedule XIII.as amended, and in modification to the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005, consent of the shareholders be and is hereby accorded for the increase in the Salary of Mr. Rakesh Rawat. Whole time Director of the Company from the existing Salary of Rs.1,00,000 per month to a salary grade of Rs.1,50,000-Rs. 3,00,000 per month with effect from 1 April 2007 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure.-
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modifications. the following resolution as an Ordinary Resolution:
-RESOLVED THAT pursuant to the provisions of Sections 198. 269. 309, 310 and all other applicable provisions. if any. of the Companies Act, 1956 read with Schedule XIII. as amended, and in modification to the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005. consent of the shareholders be and is hereby accorded for the increase in the Salary of Mr. Akhil Chaturvedi. Whole time Director of the Company from the existing Salary of Rs. 1,00,000 per month to a salary grade of Rs. 1,50,000 Rs. 3,00,000 per month with effect from 1” April 2007 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure:
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modifications. the following resolution as an Ordinary Resolution:
-RESOLVED THAT pursuant to the provisions of Sections 198, 269, 309, 310 and all other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII. as amended. and in modification to the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005, consent of the shareholders be and is hereby accorded for the increase in the Salary of Mr. Nigam Patel. Whole time Director of the Company from the existing Salary of Rs. 1,00,000 per month to a salary grade of Rs. 1,50,000 Rs. 3,00,000 per month with effect from 1 April 2007 for the residual period of his tenure and other terms of appointment as set out in the resolution passed by the members at the Extra Ordinary General Meeting held on 15th March 2005 will remain the same for the residual period of his tenure:
						Mgmt.	YES	FOR	FOR

To consider and if thought fit. to pass with or without modifications. the following resolution as a Special Resolution:
-RESOLVED THAT pursuant to the provisions of Section 81(1 A) and all other applicable provisions, if any, ofthe Companies Act, 1956 (including any modification or re-enactment thereof for the time being in forcel, and in accordance with the provisions ofthe Memorandum and Articles of Association of the Company and the regulations/guidelines prescribed by Securities and Exchange Board of India i.e. SEBI(Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 or any other relevant authority, from time to time, to the extent applicable and subject to such approvals, consents, permissions and sanctions, as may be required, and subject to such conditions as may be prescribed by any of them while granting such approvals, consents, permissions and sanctions, the Board of Directors ofthe Company (hereinafter referred to as -the Board-, which term shall be deemed to include any Committee constituted/to be constituted by the Board to exercise its powers including the powers conferred by this Resolution) be and is hereby authorised on behalf of the Company, to introduce, create, offer, issue, accept and allot, to or for the benefit of such person(s) as are in the permanent employment of the C,ompany and the Directors (including the whole-time. Directors) of the Company, at any time, equity shares of the Company and/or warrants (whether attached to any security or not) with an option exercisable by the warrant-holder to subscribe for equity shares/ equity linked securities and/or bonds, debentures, preference shares or other securities convertible into equity shares at such price, in such manner, during such period and on such terms and conditions as the Board may decide prior to the issue and offer thereof, for, or which upon exercise or conversion could give rise to the issue of a number of equity shares not exceeding in aggregate one per cent of the aggregate of the number of issued equity shares of the Company, from time to time, on the date(s) of the grant of option(s) under -Provogue- Employee Stock Option Scheme — 2007 (ESOS).”
						Mgmt.	YES	FOR	FOR
B.L. Kashyap & Sons Ltd.	KASH IN	B0ZBSB4 IN	9/21/2007	New Delhi
To receive, consider and adopt the Audited Balance Sheet of the Company as at 31st March, 2007 and the Profit & Loss Account for the year ended on that date together with the reports of the Directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To declare a dividend on equity shares.	Mgmt.	NO	DNA	DNA
					To appoint a Director in the place of Mr. Vinod Kashyap who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in the place of Mr. Vineet Kashyap who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint Statutory Auditors and fix their remuneration and in this regard to consider and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT Mis Sood Brij & Associates, Chartered Accountants be and is hereby re-appointed as Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting on such remuneration and out of pocket expenses as shall be fixed by the Board of Directors.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modification (s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to the provisions of Section 94 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) and pursuant to Article 5 of the Articles of Association of the Company, consent of the Company be and is hereby accorded for sub-division of One Equity Share of the Company having face value of Rs. 10/-(Ten) into 2 (Two) Equity Shares of the face value of RS.5/- (Five) each.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modiflcation(s), the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to Section 94 and all other applicable provisions, if any, of the Companies Act, 1956, the existing Clause V of the Memorandum of Association of the Company relating to the Share Capital be and is hereby altered by deleting the same and inserting thereof the following:
V. The Authorised Share Capital of the Company is RS.15,00,00,000/- (Rupees Fifteen Crores) divided into 3,00,00,000 (Three Crores) Equity Shares of RS.5/- (Rupees Five) each.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modificatlon(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT Pursuant to the recommendation of Remuneration Committee and in accordance with the provisions of Sections 198, 269, 309, 310 & 311, Schedule XIII, and other applicable provisions, if any, of the Companies Act, 1956, approval of the Company be and is hereby accorded to the re-appointment of Mr. Vinod Kashyap as Chairman and Whole Time Director of the Company for a period of 5 years w.e.f. 1st April, 2007 on a remuneration and such other terms and conditions as set out in the Explanatory Statement annexed hereto.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modiflcation(s), the following resolution as Ordinary Resolution:
“RESOLVED THAT Pursuant to the recommendation of Remuneration Committee and in accordance with the provisions of Sections 198, 269, 309, 310 & 311, Schedule XIII, and other applicable provisions, if any, of the Companies Act, 1956, approval of the Company be and is hereby accorded to the re-appointment of Mr. Vineet Kashyap as Managing Director of the Company for a period of 5 years w.e.f. 1st April, 2007 on a remuneration and such other terms and conditions as set out in the Explanatory Statement annexed hereto.
						Mgmt.	NO	DNA	DNA

To consider and il thought lit, to pass, with or without modiflcatlon(s); thelollowing resolution as an Ordinary Resolution:
“RESOLVED THAT Pursuant to the recommendation of Remuneration Committee and in accordance with the provisions of Sections 198, 269, 309, 310 & 311, Schedule XIII, and other applicable provisions, if any, of the Companies Act, 1956, approval of the Company be and is hereby accorded to the re-appointment of Mr. Vikram Kashyap as Joint Managing Director and Whole Time Director of the Company for a period of 5 years w.e.f. 1st April, 2007 on a remuneration and such other terms and conditions as set out in the Explanatory Statement annexed hereto.
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass, with or without modification(s), the lollowing resolution as an Ordinary Resolution:
“RESOLVED THAT in supersession of the resolution passed for borrowing powers given to the Board by the Company at its Extraordinary General Meeting held on 10th November, 2004, pursuant to clause (e/) of sub-section (1) of section 293 and all other applicable provisions, if any, of the Companies Act, 1956 and the Articles of Association of the Company, the consent of the Company be and is hereby accorded to the Board of Directors for borrowing for and on behalf of the Company, from time to time, any sum or sums of moneys, notwithstanding that the moneys to be borrowed · will together with the moneys already borrowed by the Company (apart from temporary loans obtained or to be obtained Irom the Company’s Bankers in the ordinary course of business) for the time being may exceed the aggregate of the paid-up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose, but so that total amount upto which moneys to be so borrowed under the said clause (e/) of sub-section (1) of section 293 shall not at any time exceed Rs. 600 Crores (Rupees Six Hundred Crores).
						Mgmt.	NO	DNA	DNA

To consider and if deemed fit, to pass, with or without modification(s), the following resolution as a Special Resolution:
“RESOLVED THAT in supersession of the resolution passed by the Members at the Extra Ordinary General Meeting held on ]th March, 2006 , pursuant to the provisions of section 372A and all other applicable provisions, if any, of the Companies Act, 1956 and subject to such consents, sanctions, permissions and approvals of appropriate authorities, departments or bodies as may be necessary in that behalf, consent of the Company be and is hereby accorded to the Board of Directors (“The Board”) of the Company to make/give from time to time any 1oan(s)/ revolving loans/advances/deposits to any other body corporate/to make investments/to acquire by way of subscription, purchase or otherwise the securities of any other body corporate and to give any guarantee and/or provide any security including by way of pledge of shares or other securities held by the Company in any other body corporate in connection with a loan made by any other person to or to any other person by, any body corporate from time to time upto a limit not exceeding Rs.600 Crores (Rupees Six Hundred Crores) notwithstanding that the aggregate of the loans, guarantee or securities so far given or to be given and / or securities so far acquired or to be acquired in all bodies corporate may exceed the limits prescribed under the said section.
						Mgmt.	NO	DNA	DNA

To consider and if deemed fit, to pass, with or without modification(s), the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions of the Companies Act,1956 or any amendment or substitution thereof and subject to the approval of the Central Government, if any, required, the Company hereby approves the appointment of Ms. Shruti Choudhari, a relative of Mr. Vineet Kashyap, Managing Director of the Company on a monthly salary not exceeding Rs. 3,00,000/-, which is specifically approved with authority to the Board of Directors, including committee(s) thereof, to alter and / or vary the terms and conditions of the said appointment within limits, if any, prescribed in the Act, and / or schedules thereto.”
						Mgmt.	NO	DNA	DNA

To consider and if deemed fit, to pass, with or without modification(s), the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions of the Companies Act,1956 or any amendment or substitution thereof and subject to the approval of the Central Government, if any required, the Company hereby approves an increment upto Rs. 3,00,000/- in the salary of Ms. Malini Kashyap, a relative of Mr. Vinod Kashyap, Chairman ofthe Company, which is specifically approved with authority to the Board of Directors, including committee(s) thereof, to alter and / or vary the terms and conditions of the said increment within limits, if any, prescribed in the Act, and / or schedules thereto.
						Mgmt.	NO	DNA	DNA

To consider and il deemed lit, to pass;with or without modillcatlon(s), thelollowing resolution as a Special Resolution:
“RESOLVED THAT pursuant to the provisions of Section 314 and other applicable provisions of the Companies Act,1956 or any amendment or substitution thereof and subject to the approval of the Central Government, if any, required, the Company hereby approves an increment upto Rs. 3,00,000/- in the salary of Mr. Saurabh Kashyap , a relative of Mr. Vineet Kashyap, Managing Director of the Company, which is specifically approved with authority to the Board of Directors, including committee(s) thereof, to alter and / or vary the terms and conditions of the said appointment within limits, if any, prescribed in the Act, and / or schedules thereto.”
						Mgmt.	NO	DNA	DNA

To consider and if deemed fit, to pass, with or without modification(s), the following resolution as a Special Resolution “RESOLVED THAT consent of the Company be and is hereby accorded to the Board of Directors (“The Board”) that Rs. 1500 Lakhs, which was earmarked for the procurement of Land & Building in the Prospectus, remaining un utilized be utilize for Long Term Working Capital requirements and General Corporate Purpose.
						Mgmt.	NO	DNA	DNA
KEI Industries Limited	KEII IN	B1L9PJ6 IN	9/13/2007	New Delhi
To receive, consider and adopt the audited Profit & Loss Account for the year ended 31st March 2007 and Balance Sheet as at that date and the report of the Board of Directors and the Auditors of the Company thereon.
						Mgmt.	NO	DNA	DNA
					To consider and approve dividend @ 25% for the year ended March 31, 2007.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Pawan Bholusaria who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. K.G. Somani who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA

To appoint Auditors who shall hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and fix their remuneration and in this regard to consider and, if thought fit, to pass with or without modification(s), the following resolution as an ORDINARY RESOLUTION:
“RESOLVED THAT M/s. JAGDISH CHAND & CO., Chartered Accountants, New Delhi be and are hereby appointed auditors of the company from the conclusion of this Annual General Meeting of the company until the conclusion of the next Annual General Meeting of the company on such remuneration as shall be fixed by the Board of Directors of the Company”.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass, with or without modification(s), the following resolutions as SPECIAL RESOLUTION:
“RESOLVED THAT pursuant to the provisions of Section 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956, read with Schedule XIII of the said Act, and subject to other approvals as may be necessary, the members of the Company hereby accord its approval for the revision in the terms & conditions of appointment of Mr. Rajeev Gupta as Executive Director (Finance) w.e.f. 01/04/ 2007.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass, with or without modification(s), the following resolutions as SPECIAL RESOLUTION:
“RESOLVED THAT pursuant to the provisions of the Companies Act, 1956, Securities Contracts (Regulation) Act, 1956, SEBI (De-listing of Securities) Guidelines, 2003; Listing Agreements (including any statutory modifications or reenactment thereof for the time being in force and as may be enacted hereinafter) and other applicable laws, rules, regulations and guidelines and subject to such other approvals, permissions and sanctions as may be necessary and such conditions and modifications as may be prescribed or imposed by any authority while granting such approvals, permissions and sanctions which may be agreed to by the Board of Directors of the Company (hereinafter referred to as “the Board”), consent of the Company be and is hereby accorded to the Board to De-list the Equity shares of the company from The Delhi Stock Exchange Association Limited & The Calcutta Stock Exchange Association Limited at one time or from time to time.”
						Mgmt.	NO	DNA	DNA
SREI Infrastructure Finance Limited	SREI IN	6296212 IN	9/25/2007	Kolkata	To receive, consider and adopt the Profit and Loss Account for the financial year ended 31st March, 2007, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend on the Equity Shares of the Company.	Mgmt.	NO	DNA	DNA
					To elect a Director in place of Mr. Salil K. Gupta who retires by rotation and being eligible, offers himself for re-election.	Mgmt.	NO	DNA	DNA
					To elect a Director in place of Mr. M. S. Verma who retires by rotation and being eligible, offers himself for re-election.	Mgmt.	NO	DNA	DNA
					To elect a Director in place of Mr. R. Sankaran who retires by rotation and being eligible, offers himself for re-election.	Mgmt.	NO	DNA	DNA

To re-appoint Mis. Deloitte Haskins & Sells, Chartered Accountants, Auditors of the Company, who shall hold office from the conclusion of this Annual General Meeting until the conclusion of next Annual General Meeting on a remuneration to be fixed by the Board of Directors.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass,with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT a.notice in writing having been received from a Member of the Company under Section 257 of the Companies Act, 1956, signifying his intention to propose Mr. S. Chatterjee for the office of Director, Mr. S. Chatterjee who was appointed as an Additional Director of the Company and holds office till the conclusion of this Annual General Meeting be and is hereby appointed as Director of the Company, liable to retirement by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass,with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to the provisions of Sections 269, 309, 311 and all other applicable provisions, if any, of the Companies Act, 1956, including Schedule XIII to the Companies Act, 1956 as amended up to date, consent of the Company be and is hereby accorded to the appointment of and the remuneration and perquisites being paid or granted to Mr. Shyamalendu Chatterjee as Whole-time Director of the Company for a period of 3 (three) years on and from 16th May, 2007, that is to say,from 16th May, 2007 to 15th May, 2010, on the remuneration and other terms and conditions mentioned herein below and as set out in the draft Agreement to be entered into between the Company and Mr. Shyamalendu Chatterjee, a copy whereof initialled by the Chairman for the purposes of identification has been placed before this meeting, which Agreement is hereby specifically approved with liberty to the Board of Directors to increase, reduce, alter or vary the terms of remuneration and perquisites including monetary value thereof as set out in the Agreement, at any time(s) and from time to time and in such manner as the Board of Directors may deem fit
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass,with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to the provisions of Section 269, 309, 311 and all other applicable provisions, if any, of the Companies Act, 1956, including Schedule XIII to the Companies Act, 1956 as amended up to date, consent of the Company be and is hereby accorded.

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

to the re-appointment of Mr. Hemant Kanorla as Vice Chairman & Managing Director of the Company for a further period of 3 (three) years on and from 7th May, 2007, that is to say, from 7th May, 2007 to 6th May, 2010 on the remuneration and other terms and conditions. mentioned herein below and as set out in the draft Agreement to be entered into between the Company and Mr. Hemant Kanoria, a copy whereof initialled by the Chairman for the purposes of identlfication has been placed before this meeting, which Agreement is hereby specifically approved with liberty to the Board of Directors. to Increase, reduce, alter or vary the terms of remuneration and perquisites Including monetary value thereof as set out in the Agreement, at any time(s) and from time to time and in such manner as the Board of Directors may deem fit
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modification(s), the following resolution as.an Ordinary Resolution:
“RESOLVED THAT pursuant to the provisions of Section 269, 309, 311 and all other applicable provisions, if any, ofthe Companies Act, 1956, including Schedule XIII to the Companies Act, 1956 as amended up to date, consent of the Company be and is hereby accorded to the re-appointment of Mr. Prasad Kumar Pandey as Whole time Director of the Company for a further period of 3 (three) years on and from 23rd June, 2007, that is to say, from 23rd June, 2007 to 22nd June, 2010 on the remuneration .and other terms and conditions mentioned herein below and as set out in the draft Agreement to be entered into between the Company and Mr. Prasad Kumar Pandey, a copy whereof initialled by the Chairman for the purposes of identification has been placed before this meeting, which Agreement is hereby specifically approved with liberty to the Board of Directors to increase, reduce, alter or vary the terms of remuneration and perquisites including monetary value thereof as set out in the Agreement, at any time(s) and from time to time and in such manner as the Board of Directors may deem fit
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass,with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to the provisions of Section 269, 309, 311 and all other applicable provisions, if any, of the Companies Act, 1956, including Schedule XIII to the Companies Act, 1956 as amended up to date, consent of the Company be and is hereby accorded to the re-appointment of Mr. Kishore Kumar Mohanty as Whole time Director of the Company for a further period of 3 (three) years on and from 23rd June, 2007, that is to say, from 23rd June, 2007 to 22nd June, 2010 on the remuneration and other terms and conditions mentioned herein below and as set out in the draft Agreement to be entered into between the Company and Mr. Kishore Kumar Mohanty, a copy whereof/nitialled by the Chairman for the purposes of identification has been placed before this meeting, which Agreement is hereby specifically approved with liberty to the Board of Directors to increase, reduce, alter or vary the terms of remuneration and perquisites including monetary value thereof asset out in the Agreement, at any timers) and from time to time and in such manner as the Board of Directors may deem fit
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass,with or without modification(s), the following resolution as a Special Resolution:
“RESOLVED THAT subject to the provisions of Section 314 and other applicable provisions, if any, ofthe Companies Act, 1956 and such other approvals as may be necessary, consent of the Company be and is hereby accorded to the holding of an office or place of profit by Mr. K. K. Mohanty, Wt)oletime Director of the Company in SREllnsurance Services Limited, subsidiary of the Company, on such terms as may be approved by the Board of Directors of the said subsidiary Company.”
						Mgmt.	NO	DNA	DNA
Crew B.O.S. Products Limited	CREW IN	B030619 IN	9/17/2007	New Delhi
To receive, consider and adopt the Audited Balance Sheet as at March 31, 2007 and the Profit and Loss Account for the year ended on that date together with the reports of the Directors and Auditors’ thereon.
						Mgmt.	NO	DNA	DNA
					To confirm the Interim Dividend already paid and to declare Final Dividend for the financial year ended 31st March, 2007.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Naveen Ganzu, who retires by rotation and, being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA

To appoint M/s Anil K. Goyal & Associates, Chartered Accountants, New Delhi as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT Mr Gautam Nair, who was appointed as an Additional Director by the Board of Directors of the Company at its Meeting with effect from December 15, 2006 and whose term of office expires at this Annual General Meeting and in respect of whom the Company has received the Notices from the members under Section 257 of the Companies Act, 1956, proposing his candidature for the office of Director, be and is hereby appointed as Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA
Indiabulls Real Esate Limited	IBREL IN	B1TRMQ8 IN	9/17/2007	New Delhi
To receive, consider and adopt the audited Balance Sheet as at 31st March 2007 and the Profit and Loss Account for the period ended on that date together with the Reports of the Directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA

To appoint Auditors of the Company for the period commencing from the conclusion of this Annual General Meeting till the conclusion of the next Annual General Meeting and to fix their remuneration by passing the following ordinary resolution in this regard:
“RESOLVED THAT M/s Ajay Sardana Associates, Chartered Accountants, be and are hereby appointed as the Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company on such remuneration as shall be fixed by the Board of Directors of the Company”.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT, Mr. Sameer Gehlaut, be and is hereby appointed as a Director of the Company, not liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT, Mr. Rajiv Rattan, be and is hereby appointed as a Director of the Company, not liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT, Mr. Saurabh Mittal, be and is hereby appointed as a Director of the Company, not liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT, Mr. Aishwarya Katoch, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT, Mr. Karan Singh, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT, Mr. Shamsher Singh, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT, Mr. Prem Prakash Mirdha, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT, Brig. Labh Singh Sitara, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT, Mr. Narendra Gehlaut, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT, Mr. Vipul Bansal, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to the provisions of INDIABULLS REAL ESTATE LIMITED Registered Office : F-60, Malhotra Building, 2nd Floor, Connaught Place, New Delhi — 110 001 2 Sections 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956 (Act) and Schedule XIII to the Act (including any statutory modification(s) or re-enactment of the Act, for the time being in force), consent of the Company, be and is hereby accorded to the appointment of Mr. Narendra Gehlaut as its Joint Managing Director for a period of three years, with effect from 9th January 2007, upto a remuneration of Rs. 2.00 crores per annum along with the benefit of Earned and Medical leave, Leave encashment and Gratuity as per the Company Rules, w.e.f.1st April, 2007, so however that the actual remuneration, payable to Mr. Gehlaut during his tenure, shall be as recommended by the Remuneration Committee and approved by the Board, within the said overall limit.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to the provisions of Sections 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956 (Act) and Schedule XIII to the Act (including any statutory modification(s) or re-enactment of the Act, for the time being in force), consent of the Company, be and is hereby accorded to the appointment of Mr. Vipul Bansal as its Joint Managing Director for a period of three years, with effect from 9th January 2007, upto a remuneration of Rs. 2.00 crores per annum along with the benefit of Earned and Medical leave, Leave encashment and Gratuity as per the Company Rules, so however that the actual remuneration, payable to Mr. Bansal during his tenure, shall be as recommended by the Remuneration Committee and approved by the Board, within the said overall limit.
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:“RESOVED THAT in accordance with the provisions of the SEBI (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999, in respect of the Options granted by the Company to its employees, consent of the Company be and is hereby accorded to the proposed amendment to Clause 3.23 of the existing stock option scheme of the Company — “Indiabulls Real Estate Limited Employees Stock Option Scheme 2006”, which shall henceforth read as under: 3.23 Vesting Schedule means the Schedule for vesting of the Options granted to the Employees under this Scheme. The vesting period for options granted under this Scheme shall start from November 1, 2007.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:
“RESOVED THAT in accordance with the provisions of the SEBI (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999, in respect of the Options granted by the Company to employees of its subsidiary companies, consent of the Company be and is hereby accorded to the proposed amendment to Clause 3.23 of the existing stock option scheme of the Company — “Indiabulls Real Estate Limited Employees Stock Option Scheme 2006”, which shall henceforth read as under: 3.23 Vesting Schedule means the Schedule for vesting of the Options granted to the Employees under this Scheme. The vesting period for options granted under this Scheme shall start from November 1, 2007.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:
“RESOVED THAT in accordance with the provisions of the SEBI (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999, in respect of such employees who had been granted Options equal to or in excess of 1% of the issued capital of the Company, consent of the Company be and is hereby accorded to the proposed amendment to Clause 3.23 of the existing stock option scheme of the Company — “Indiabulls Real Estate Limited Employees Stock Option Scheme 2006”, which shall henceforth read as under: 3.23 Vesting Schedule means the Schedule for vesting of the Options granted to the Employees under this Scheme. The vesting period for options granted under this Scheme shall start from November 1, 2007.
						Mgmt.	NO	DNA	DNA
UTV Software Communications Ltd	UTV IN	B06CRH5 IN	9/25/2007	Mumbai
To receive, consider ana adopt the Audited Balance Sheet as .at 31 st March, 2007 and the Profit and Loss Account for the financial year ended on that date and Reports of Directors and Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To confirm the Interim Dividend of Rs. 2.50 per equity share of Rs. 10/- each paid during the year.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Darius Shroff, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Suketu Shah, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR

To appoint Mis. Price Waterhouse & Co., Chartered Accountants, Mumbai as Statutory Auditors of the Company from the conclusion of this meeting until the conclusion of the next Annual General meeting and to authorise the Board of Directors to fix their remuneration.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s). the following resolution as an Ordinary Resolution: RESOLVED THAT pursuant to Section 94 and all other applicable provisions, if any, of the Companies Act, 1956, the Authorised Share Capital of the Company be increased from Rs. 26,00,00,000/- (Rupees Twenty ,Six Crores) to Rs. 36,00,00,000/- (Rupees Thirty Six Crores) consisting of 3,60,00,000 (Three Crores and Sixty lacs) Equity Shares of RS.10/- each.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: . RESOLVED THAT existing clause of the Memorandum of Association of the Company be and is hereby altered by deleting the existing Clause V and substituting in its place the following as new Clause ‘V’. V. The Autherised Share Capital of the Company is Rs. 36,00,00,000/c (Rupees Thirty Six Crores) divided into 3,60,00,000 Equity Shares of Rs.10/- each with rights, privileges and conditions attaching thereto as are provided by the Articles of Association of the Company for the time being.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s), the following resolution as an Special Resolution: RESOLVED THAT pursuant to Section 31 and all other applicable provisions, if any, of the Companies Act, 1956, the Articles of Association of the Company be and is hereby altered by deleting the entire Article 4 and substituting in its place the following as new Article 4. Article- 4 The Authorised Share Capital’ of the Company is Rs. 36;00,00,000/- (Rupees Thirty Six Crores) divided into 3,60,00,000 (Three Crores and Sixty lacs) Equity Shares of RS.10/- each with rights, privileges and conditions attaching thereto as are provided by the regulations of the Company for the time being.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s). the following resolution as an Ordinary Resolution: RESOLVED THAT Mr. Andy Bird, who was appointed as an Additional Director of the Company by the Board of Directors with effect from 25th January, 2007 and who holds office in terms of the provisions of Section 260 of the Companies Act, 1956 up to the date of this meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Compan,ies Act, 1956, along with a deposit of Rs. 500/- from a shareholder intimating his intention to propose Mr. Andy Bird as a candidate for the office of a Director, be and is hereby appointed as the Director of the Company liable to retire by rotation.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Mr. Kishore Biyani, who was appointed as an Additional Director of the Company by the Board of Directors with effect from 25th January, 2007 and who holds office in terms of the provisions of Section 260 of the Companies Act, 1956 up to the date of this meeting and in respect of whom the Company has received a notice in writing under Section · 257 of the Companies Act, 1956, alDng with a deposit of Rs. 500/- from a shareholder intimating his intention to propose Mr. Kishore Biyani as a candidate for the office of a Director, be and is hereby appointed as the Director of the Company liable to retire by rotation.
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification. the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Section 81 and other applicable provisions. if any. of the Companies Act. 1956. (including any amendment thereto or re-enactment thereof) (the “Act”), and in accordance with the provisions of the Memorandum of Association and Articles of Association of the Company and subject to the regulations/guidelines. if any, prescribed by the Securities and Exchange Board of India or any other relevant authority from time to time to the extent applicable, and subject to such consents and such other approvals as may be necessary and subject to such conditions and modifications as may be considered necessary by the Board of Directors (hereinafter referred to as “the Board” which term shall be deemed to include any Committee thereof for the time being exercising the powers conferred on the Board by this Resolution) or as may be prescribed or made, in granting such consents and approvals ana which may be agreed to by the Board, the consent of the Company be and is hereby accorded to the Board to offer. issue and allot. (including with provision for reservation on firm and/or competitive basis of,such part of issue and for such categories of persons as may be permitted). in the course of domestic/international offering(s) to all eligible investors including DomesticlForeign Investors. including Domestic/Foreign Institutional. Non-Resident Indians; Corporate Bodies, Trusts, Mutual Funds, Banks, Insurance Companies, Pension Funds, individuals and/or trustees.and/or Stabilization Agents or otherwise, whether shareholders of the Company or not. through a public issue and/or on a private placement basis including allotment to qualified institutional buyers by way of Qualified Institutional Placement in terms of the Chapter XIII- A of the Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000. equity shares. debentures whether partly/ fully convertible and/or securities linked to Equity Shares and/or foreign currency convertible bonds convertible into Equity shares or depository receipts (GDRs/ ADRs) and/or securities convertible into.equity shares at the option of the Company and/or the holder of such securities and/or Equity Shares through depository receipts (GDRs/ADRs) and/or bonds. with Share Warrants attached (hereinafter collectively referred to as “Securities”). secured or unsecured, through prospectus and/or offer letter and/or circular basis so however that the total amount raised through the aforesaid Securities should not exceed US $100,000.000 (United States Dollar One Hundred Million) (equivalent to about Rs. 400 crores at the current rate of exchange) (including green shoe or over allotment option, if any). such issue and allotment to be made at such time or times, in one or more tranches, at such price or prices. in such manner and where necessary in consultation with the Lead Managers and/or Underwriters and/or Stabilization Agents and/or other Advisors or otherwise. on such terms and conditions as the Board. may. in its absolute discretion decide at the time of issue of securities. RESOLVED FURTHER THAT in case of any Equity Linked Issue/Offer, the Board be authorised to issue and allot such number of Equity Shares as may be required to be issued and allotted upon conversion of any such Securities referred to above or as may be in accordance with the terms of the offer. all such shares being pari passu inter se. with the then existing Equity Shares of the Company in all respects. RESOLVED FURTHER THAT in case of a qualified institutional placement pursuant to Chapter XIII-A of the SEBI Guidelines. the allotment of Securities shall only be to Qualified Institutional Buyers within the meaning of Chapter XIII-A of the SEBI Guidelines. such Securities shall be fully paid-up and t he allotment of such Securities shall completed within 12 months from the date of this resolution.” RESOLVED FURTHER THAT in case of a qualified institutional placement pursuant to Chapter XIII-A of the SEBI Guidelines. the relevant date for the determination of the price of the equity shares, if any. to be issued upon conversion or exchange of the Securities shall be made at a price not less than the higher of the following two averages: (i) the average of the weekly high and low of the closing prices of the related shares quoted on a stock exchange during the six months preceding the relevant date; (ii) the average of the weekly high and low of the closing prices of the related shares quoted on a stock exchange during the two weeks preceding the relevant date; the ‘relevant date’ means the date thirty days prior to the date on which the meeting of the general body of shareholders is held. in terms of Section 81 (1A) of the Companies Act. 1956. to consider the proposed issue; RESOLVED FURTHER THAT the Company and/or an agency body authorized by the Board may issue Depository receipts representing the underlying equity shares in the capital of the Company or such other Securities in registered or bearer form with such features and attributes as are prevalent in international capital markets for instruments of this nature and providing for the tradeability or free transferability thereof as per international practices and regulations, and under the forms and practices prevalent in the international markets. RESOLVED FURTHER THAT for the purpose of giving effect to the above, the Board be and is hereby authorised to determine the form, terms and timing of the Issue(s), including the class of investors to whom the Securities are to be allotted, number of Securities to be allotted in each tranche, issue price; face value, premium amount on issue/conversion of Securities/ex6lrcise of warrants/redemption of Securities, rate of interest, redemption period, listings on one or more stoc~ exchanges in India and/or abroad as the Board in its absolute discretion deems fit and to make and accept any modifications in the proposal as may be required by the authorities involved in Such issues in India and/or abroad, to do all acts, deeds, matters and things and to settle any questions or difficulties that may arise in regard to the Issue(s). including without limitations, appointment of required intermediaries, such as lead managers, stabilization agents, depositories, registrars, book runners, or any other agency or intermediary that may be required for the purposes of giving effect to the above. RESOLVED FURTHER THAT the Board be authorized to delegate all or any of its povyers herein conferred to a Committee of Directors and/or any member of such Committee with power to the said Committee to sub-delegate its powers to any of its members.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass, with · or without modificalion(s). the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956 (“the Act”). and the provisions of Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (“the Guidelines”) or any statutory amendment or re-enactment thereof, provisions of the Memorandum of Association and Articles of Association of the Company, Listing Agreements entered into by the Company with the Stock Exchanges where the securities of the Company are listed, approval of Reserve Bank of India, if any, and provisions of any other applic_e laws and regulations, and subject to any applicable approvals, permissions and sanctions of any statutory authorities and subject to further such conditions and modifications as may be prescribed or imposed by such authorities while granting such approvals, permissions and sanctions and which may be agreed to by the Board of Directors of the Company (hereinafter referred to as “the Board” which term shall include Committee including ‘Compensation Committee’ constituted by the Board to exercise the powers including powers conferred by this resolution), consent of the Company be and is hereby accorded to the Board to grant, offer issue and allot. in one or more tranches, upto 10,00,000 equity shares of Rs. 10 each of the Company to the present and future permanent employees, Directors of the Company (hereinafter collectively referred to as the “Employees”), as may be decided by the Board, in the form of options (hereinafter collectively referred to as “Securities”) under the “UTV Employees Stock Option Scheme 200T (hereinafter referred to as “the Scheme”) at such price and on such terms and conditions as may be determined by the Board in accordance with the Guidelines or any other applicable provisions. RESOLVED FURTHER THAT the Board be and is hereby authorised to formulate, evolve, decide upon and bring into effect the Scheme on such terms and conditions as contained in the Explanatory Statement to this item in the Notice and to make any changes/variations in the terms and conditions of the Scheme from time to time including but not limited to, amendments with respect to vesting period and schedule, exercise price, exercise period, eligibility criteria or to suspend, withdraw, terminate or revise the Scheme. RESOLVED FURTHER THAT the said Securities may be allotted in accordance with the Scheme either directly or through a trust, which may also envisage for providing any financial assistance to the trust to enable the trust/employees to acquire, purchase ·or subscribe to the said Securities of the Company. RESOLVED FURTHER THAT any new equity shares to be issued and allotted as aforesaid shall rank pari passu inter se with the then existing equity shares of the Company in all respects. RESOLVED FURTHER THAT the Board be and is hereby authorised to take necessary steps for listing of the Securities allotted under the Scheme on the Stock Exchanges /where the securities of the Company are listed as per the provisions of the Listing Agreements with the concerned Stock Exchanges, the Guidelines and other applicable laws and regulations. RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board be and is hereby authorised to do all such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary, expedient or proper and to settle any questions, difficulties or doubts that may arise in this regard at any stage including at the time of listing of the Securities without requiring the Board to secure any further consent or approval of the Members of the Company to the end and intent that they shall be deemed to have given their approval thereto e xpressly by the authority of this resolution.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass, with or without modification(sJ, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81 (lA) and other applicable provisions, if any, of the Companies Act, 1956 (“the Act”), and the provisions ~f Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (“the Guidelines”) or any statutory amendment or re-enactment thereof.. provisions of the Memorandum of Association and Articles of Association of the Company, Listing Agreements entered into by the Company with the Stock Exchanges where the securities of the Company are listed, approval of Reserve Bank of India, if any, and provisions of any other applicable laws and regulations, and subject to any applicable approvals, permissions and sanctions of any statutory authorities and subject to further such conditions and modifications as may be prescribed or imposed by such authoritieswhile.granting such approvals, permissions and sanctions and which may be agreed to by the Board of Directors .of the Company Ihereinafter referred to as “the Board” which term shall include Committee including ‘Compensation Committee’ constituted by the Board to exercise the powers including powers conferred by this resolution}, consent of the Company be and is hereby accorded to the Board to extend the benefits of the “UN Employees Stock Option Scheme 2007” referred to in the resolution under item No. 12 of this Notic.e to the permanent employees and drrectors of the subsidiary companies, as may be decided by the Board at such price and on such terms and conditions as may be determined by the Board in accordance with the Guidelines or any other applicable provisions. RESOLVED FURTHER THAT the Board be and is hereby authorised to formulate, evolve, decide upon and bring into effect the Scheme on such terms and conditions as co~ained in the Explanatory Statement to this item in the Notice and to make any changes/variations in the terms and conditions of the Scheme from time to time including but not limited to, amendments with respect to vesting period and schedule, exercise price, exercise period, eligibility criteria or to suspend, withdraw, terminate or revise the Scheme. RESOLVED FURTHER THAT the said Securities may be allotted in accordance with the Scheme either directly or through a trust which may also envisage for providing any financial assistance to the trust to enable the trust/employees to acquire, purchase or subscribe to the said Securities of the Company. RESOLVED FURTHER THAT any new equity shares to be issued and allotted as aforesaid shall rank pari passu inter se with the then existing equity shares of the Company in all respects. RESOLVED FURTHER THAT the Board be and is hereby authorised to take necessary steps for listing of the Securities allotted under the Scheme on the Stock Exchanges where the securities of the Company are listed as per the provisions of the Listing Agreements’ with the concerned Stock Exchanges, the Guidelines and other applicable laws and regulations. ‘RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board be and is hereby authorised to do all such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary, expedient or proper and to settle any questions, difficulties or doubts that may arise in this regard at any stage including at the time of listing of the Securities without requiring the Board to secure any further consent or approval of the Members of the Company to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modification(s), the following resolutions as an Special Resolution: RESOLVED THAT pursuant to the provisions of Sections 198, 269 309, 310 and 311 a’nd all other applicable provisions ofthe Companies Act 1956 (hereinafter referred to as the ‘Act’) read with Schedule XIII of the Act and such other consent/s, permission/s and approval/s as may be required, if any, the Company hereby approves the appointment/re-appointment of Mr. Deven Khote as Executive Director of the Company for a period of 3, (Three) Years commencing from 27th April. 2007 on the terms and conditions as set out In the explanatory statement and in the Agreement entered into/to be entered into in this behalf, with liberty to the Board of Directors/Remuneration committee to alter and vary the terms and conditions of the said appointment and/or agreement in such manner as may be agreed to between the Board Remuneration committee and Mr. Deven Khote (“the appointee”). “RESOLVED FURTHER THAT in the event wherein any financial year during the currency of tenure of Mr. Deven Khote, the Company has no profits or its profits are inadequate the Company will pay a remuneration to Mr. Deven Khote as minimum remuneration for a period of three years by way of salary, perquisites and allowances as specified in the explanatory statement. “RESOLVED FURTHER THAT the Board of Directors be and are hereby authorized to take such steps and do all such act/s, deed/s, matter/s and thing/s as may be necessary, expedient or desirable to give effect to the above resolution.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification{s). the following resolution as an Ordinary Resolution: “RESOLVED THAT in supersession of Resolution passed at the Annual General Meeting of the Company held on. 6th September, 2005, the consent of the Company be and is hereby accorded in terms of Section 293(1)(d) and other applicable provision/s of the Companies Act,1956 to the Board of Directors of the Company for borrowing from time to time any sum or sums of money together with moneys already borrowed by the Company (apart from temporary loans obtained or to be obtained from the Company’s bankers in the ordinary course of business) may exceed the aggregate of the paid up capital of the Company and its free reserves (that is reserves not set apart for any specific purpose); . provided that the total amount of such borrowings in excess of the paid up capital and free reserves shall not at any time exceed Rs. 500 Crores (Rupees Five hundred Crores only) or its equivalent in foreign currency in case all or any of the borrowings are in currencies other than Indian Rupees.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modification(s). the following resolution as a Special Resolution: (The resolution is proposed to be passed by way of PostafBallot) “RESOLVED THAT the Special Resolution under Section 372A of the Companies Act, 1956 passed by the members by way of Postal Ballot on 23rd January, 2007 be and is hereby partially modified to the extent that the limit of Rs. 250 crores mentioned in the said Special Resolution be enhanced to Rs. 325 crores and that all the terms and conditions as mentioned therein shall remain unchanged.:’ “RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to take such steps as may be necessary for obtaining approvals, statutory, contractual or otherwise in relation to the above and to settle all matters arising of and incidental thereto, and to sign and execute all deeds, applications, documents and writings that may be requited, on behalf of the Company and generally to do all acts deeds and things as may be necessary, proper, expedient or incidental for the purpose of giving effect to the aforesaid Resolution.”
						Mgmt.	YES	FOR	FOR
Indian Oil Corporation Limited	IOCL IN	6253767 IN	9/24/2007	Mumbai
To receive, consider and adopt the audited Profit and loss Account for the year ended 31st March, 2007 and the Balance Sheet as on that date together with Reports of the Directors and the Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To confirm the payment of interim dividend and to declare the final dividend for the year 2006-07.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Shri Vineet Nayyar, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Shri P. K. Sinha, who retites by rotation and being eligible, offers himself for reappointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Shri B. M. Bansal, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Shri S.V. Narasimhan; who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	YES	FOR	FOR

Appointment of Shri B.N. Bankapur as a Director of the Company. To consider and if thought fit, to pass, with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri B.N. Bankapur who was appointed as an Additional Director and designated as Director (Refineries) by the Board of Directors effective 1st October, 2006 and who holds office upto the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing from a member, pursuant to the provisions of Section 257 of the. Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Appointment of Shri S. Sundareshan as a Director of the Company. To consider and if thought fit, to ,pass, With or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri S. Suridareshari, who was appointed as an Additional Director by the Board of Directors effective 28th May, 2007 and who holds office up to the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing from a member pursuant to the provisions of Section 257 of the Companies Act, 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	YES	FOR	FOR

Appointment of Prof. (Smt.) Indira J. Parikh as a Director of the Company. To consider and if thought fit to pass with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT Prof (Smt.) Indira J. Parikh who was appointed as an Additional Director by the Board of Directors effective,30th July, 2007 and who holds office upto the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing from a member pursuant to the provisions of Section 257 of the Companies Act 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	YES	FOR	FOR

Appointment of Shri Anand Kumar as a Director of the Company. To consider and if thought fit to pass with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri Anand Kumar who was appointed as an Additional Director and designated as Director (Research & Development) by the Board of Directors effective, 31st July, 2007 and who holds office upto the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing from a member pursuant to the provisions of Section 257 of the Companies Act 1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	YES	FOR	FOR

Appointment of Shri P. K. Chakraborti as a Director of the Company . To consider and if thought fit to pass with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT Shri P. K. Chakraborti who was appointed as an Additional Director and designated as Director (Pipelines) by the Board of Directors effective, 1st August, 2007 and who holds office upto the date of this Annual General Meeting and in respect of whom, the Company has received a notice in writing from a member pursuant to the provisions of Section 257 of the Companies Act“1956, be and is hereby appointed as a Director of the Company, liable to retire by rotation.”
						Mgmt.	YES	FOR	FOR

Approval to the IOC-IBP Merger Scheme Trust. To consider and if thought fit, to pass, with or without modifications, the following resolution as a Special Resolution: RESOLVED THAT pursuant to the Order of the Ministry of Company Affairs dated 30th April 2007 according sanction to the Scheme of Amalgamation of IBP Co. Ltd. with Indian Oil, approval of the shareholders of the Company is hereby accorded to the Trust Deed, viz., IOC-IBP Merger Scheme Trust as annexed to the notices of Annual General Meeting.
						Mgmt.	YES	FOR	FOR
Hindustan Zinc Limited	HZ IN	6139726 IN	9/21/2007	Udaipur	To receive, consider, approve and adopt the audited accounts for the year ended on 31st March, 2007 along with Directors’ Report and Auditors’ Report thereon.	Mgmt.	NO	DNA	DNA
					To approve the final dividend for the year 2006-2007.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Anil Agarwal, who retires by rotation and, being eligible, offers himself for re-appointment as per Article 129 of the Articles of Association of the Company.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Navin Agarwal, who retires by rotation and, being eligible, offers himself for re-appointment as per Article 129 of the Articles of Association of the Company.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri K. K. Kaura, who retires by rotation and, being eligible, offers himself for re-appointment as per Article 129 of the Articles of Association of the Company.	Mgmt.	NO	DNA	DNA

To re-appoint the retiring Auditors M/s Deloitte Haskins & Sells as Statutory Auditors of the Company and to consider and, if thought fit, to pass, the following resolution as Special Resolution, with or without modifications: “Resolved that M/s Deloitte Haskins & Sells, Chartered Accountants be and are hereby re-appointed as Statutory Auditors of the Company for the period from the conclusion of 41st Annual General Meeting to the conclusion of the next Annual General Meeting at such remuneration as may be fixed by the Board as per the provisions of Section 224 and other applicable provisions of the Companies Act, 1956.
						Mgmt.	NO	DNA	DNA
Lakshmi Energy and Foods Limited	LKEF IN	B1L7631 IN	9/28/2007	Chandigarh
To receive, consider and adopt the Audited Balance Sheet of the Company as at 31st March 2007 and Profit and Loss Account for the year ended on that date together with the Reports ofthe Auditors and Directors thereon.
						Mgmt.	NO	DNA	DNA
					To confirm Interim Dividend @ 25% as declared for the financial year ended 31st March, 2007.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. I. S. Gumber who retires by rotation and, being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Varinder Kumar who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint the Statutory Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next annual general meeting and to authorize the Board to fix their remuneration.
						Mgmt.	NO	DNA	DNA
					Appointment of Mr. A.L Suri as Director	Mgmt.	NO	DNA	DNA
					Appointment of Mr. Nirdosh Bali as Director	Mgmt.	NO	DNA	DNA
					Appointment of Mr. Rajendra Sharma as Director	Mgmt.	NO	DNA	DNA
					Revision in remuneration of Mr. Balbir Singh Uppal, Chairman and Managing Director	Mgmt.	NO	DNA	DNA
					Revision in remuneration of Mr. Janak Raj Singh, Executive Director	Mgmt.	NO	DNA	DNA
					Revision in remuneration of Mr. I. S. Gumber, Executive Director	Mgmt.	NO	DNA	DNA
Jindal Steel and Power Limited	JSP IN	6726816 IN	9/28/2007	Haryana	To receive, consider and adopt the Balance Sheet as at 31st March 2007 and Profit & Loss Account for the financial year ended on that date and the Reports of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend on equity shares.	Mgmt.	NO	DNA	DNA
					To note payment of interim dividend of 120% on equity shares.	Mgmt.	NO	DNA	DNA
					To. appoint a Director in place of Shri Naveen Jindal who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Vikrant Gujral who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Sushil Maroo who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint Mis S.S. Kothari Mehta & Co., Chartered Accountants as Auditors of the Company to hold office from the conclusion of this meeting to the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED BY WAY OF SPECIAL RESOLUTION that in accordance with the provisions of Section 8l(IA) and all other applicable provisions of the Companies Act, 1956, Foreign Exchange Management Act, 1999 <including any regulation, statutory moclification(s) or re-enactment(s) thereof for the time being in force including but not limited to Foreign Exchange Management (Transfer or Issue of Securities by a Person Resident Outside India) Regulation, 2000, the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depository Receipt Mechanism) Scheme, 1993 and also the provisions of any other applicable laws, rules, regulations and in accordance with relevant provisions of Memorandum and Articles of Association of the Company and subject to the approval, consent, permission and / or sanction of the Ministry of Finance (MOF), Government of India (GOI), the Reserve Bank of India (RBI), Securities and Exchange Board of India (SEBI) and / or any other appropriate authorities, institutions or bodies, as may be necessary and subject to such conditions and modifications as may be prescribed in granting such approvals, consent and permissions, which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the “Board” which term shall include a Committee of Directors, the consent of the Company be and is hereby accorded to the Board to offer issue and allot, in one or more tranches any securities including Global Depository Receipts (“GDR”) and / or American Depository Receipts (“ADR”) and / or Foreign Currency Convertible Bonds (“FCCB”) and / or Convertible Bonds /Debentures and / or Euro-Convertible Bonds and / or Equity shares and / or Preference Shares whether Cumulative / Redeemable / Partly Convertible /Fully Convertible and / or Securities partly or fully convertible into Equity shares and / or securities linked to Equity Shares and / or any Instruments or Securities with or without detachable warrants, or such other types of securities representing either Equity Shares and / or Convertible Securities, (hereinafter collectively referred to as “Securities”) in India or in/one or more foreign market(s) to be subscribed in foreign currency(ies) / Rupees by Foreign / Domestic Investors, including Non-residents, Foreign Institut.ional Investors, Non-Resident Indians, Foreign Nationals, Corporate Bodies, Banks, Institutions, Mutual Funds or such other eligible entities or persons as may be decided by the Board in accordance with applicable laws, whether or not such persons / entities / investors are members of the Company, through Prospectus, Offering Letter, Circular Memorandum or through any other mode, from time to time, as may be deemed appropriate by the Board on such terms and conditions as the Board may, in its sole and absolute discretion, deem fit upto US Dollars 500 million equivalent to approximately Rs.2250 crores (with a right to the Board to retain additional allotment, such amount of subscription not exceeding 25% of the amount of initial offer of each tranche as the Board may deem fit) on such terms and conditions including pricing (subject to the maximum pricing norms 21 22 Jindal Steel & Power Ltd. report 2006 — 07 prescribed by SEBI, RBI and / or any other authorities), as the Board may in its sale and absolute discretion decide including the form and all other terms and conditions and matters connected therewith and wherever necessary in consultation with the lead managers, underwriters, stabilization agents, guarantors, financial and / or legal advisors, depositories, custodians, principal/paying / transfer I conversion agents, listing agents, registrars and issue such Securities in any market and / or to the persons as may be deemed fit by the Board so as to enable the Compan y to get listed at any stock exchange in India and / or Singapore and / 0.1’ any other overseas stock exchange(s), RESOLVED FURTHER that these securities will be disposed off by the Board in its absolute discretion in such manner as the Board may deem fit and proper. ‘ RESOLVED FURTHER that without prejudice to the generality of the above and subject to the applicable laws, the aforesaid issue of the Securities may have all or any terms or combination of terms in accordance with normal practice including but not limited to conditions relating to payment of interest, dividend, premium or redemption or early redemption at the option of the company and / or to the holderCs) of the Securities and othelr debt-service payment whatsoever and all such terms as are provided in offerings of this nature, including terms for issue of additional equity shares, of variation of interest payment and / or variation of the price and / or the period of conversion of Securities into equity shares or issue of equity shares dudng the duration of the Secudties and / or voting rights or options for early redemption of Securities, and the Board is empowered to finalize and
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

approve the same or any modification thereof. RESOLVED FURTHER that the Company and / or any agency or body authorized by the Board may issue depository receipts representing the underlying equity shares or other Securities or FCCBs issued by the Company in registered form with such features and attributes as are prevalent in international capital markets for instruments of this nature and to provide for the tradability or free transferability thereof as per the international practices and regulations and under the forms and practices prevalent in the international markets including filing any registration statement and any other document and any amendment thereto with any relevant authority(ies) for securities listing and trading, in the overseas Stock / Securities Exchange(s), RESOLVED FURTHER that the Board be and is hereby authorized to issue and allot such number of equity shares as may be required to be issued and allotted upon conversion of any Securities referred above or as may be necessary in accordance with the terms of the offering(s). RESOLVED FURTHER that subject to the applicable laws, the Board, as and when it deems fit and proper, be and is hereby also authorized to issue and allot Equity Shares (including equity shares issued and allotted upon conversion of any Securities) with differential rights including differential rights as to dividend and / or voting .. RESOLVED FURTHER that the Securities issued in foreign markets shall be deemed to have been made abroad and / or in the market and / or at the place of issue of the Securities in the International market and may be governed by . applicable foreign laws. RESOLVED FURTHER that for the purpose of giving effect to any issue or allotment of Securities or Instruments representing the same, the Board be and is hereby authorized to determine the form, terms and timing of the offering(s), including the class of investors to whom the Securities are to be allotted, number of Securities to be allotted in each tranche, issue price, face value, premium amount of issue / conversion of Securities / redemption of Securities, rate of interest, redemption period, utilization of issue proceeds, listing on one or more stock exchanges abroad / India as the Board in its sale and absolute discretion may deem fit and to make and accept any modifications in the proposal as may be required by the authorities involved in such issues and on behalf of the Company to do all such acts, deeds, matters and things as it may, at its sale Pond absolute discretion, deem necessary or desirable for such purpose, including without limitation the appointment of Registrars, Book-runners, Lead-Managers, Trustees, Agents, Bankers, Global Co-coordinators, Custodians, Depositories, Consultants, Solicitors, Accountants, or such other Agencies, entering into arrangements for underwriting, marketing, listing, trading, depository and such other arrangements and agreements, as may be necessary and to issue any Offer document(s) and sign all deeds, documents and to pay and remunerate all agencies / intermediaries by way of commission, brokerage, fees, charges, out of pocket expenses and the like as may be involved or connected in such offerings of Securities, with power on behalf of the Company to settle any question, difficulty or doubt that may arise in regard to any such issue, offer or allotment of Securities and in complying with any regulations, as it may in its sale and absolute discretion/ deem fit, without being required to seek any further consent or approval of the members or otherwise to the end and intent that the members shall be deemed to have given their approval thereto expressly by the authority of this Resolution. RESOLVED FURTHER that the Board be and is hereby authorized to delegate all or any of the powe.rs herein conferred to any Committee of Directors or Whole time Director(s), Directors or any other Officer(s) of the Company to give effect to the aforesaid resolution. RESOLVED FURTHER that all the acts, deeds and things already done by the Board in this regard be and are hereby confirmed,approved and ratified.”

To consider and, if thought fit, to pass witltor without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED that pursuC\nt to Section 293(1) (d) of the Companies Act, 1956 (including any statutory modification or re-enactment thereof,. for the time being in force) and Articles of Association of the Company, consent of the Company be and is hereby given to the Board of Directors of the Company to borrow moneys whether rupee loans or foreign currency loans or other external commercial borrowings, from time to time, at their discretion together with the moneys already borrowed by the Company (apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business> from Banks 1 Financial Institutions and 1 or anyone or more persons or Financial Institutions or from any other sources in India or abroad, such as, Foreign Banks, Foreign Investment 1 Financial Institutions or Funds or other Bodies, Authorities 1 Entities whether by way of cash credit, advance, loans or bill discounting, Issue of Non-Convertible Debentures 1 Fully Convertible Debentures I Partly Convertible Debentures with or without detachable or non-detachable warrants or warrants of any other kind, bonds, external commercial borrowings or other debt instruments, or otherwise arid whether unsecured or secured by mortgage, charge, hypothecation or Iien or pledge on the Company’s assets and properties whether moveable or immoveable or stock-in-trade (including raw materials, stores, spare parts and components or stock in transit), work-in-progress and book debts of the Company on such terms and conditions as may be considered suitable by the Board of Directors upto a limit of Rs.15,000 crores (Rupees fifteen thousand crores only) outstanding at any given time. RESOLVED FURTHER that for the purpose of giving effect to this resolution the Board be and is hereby authorised to do all such acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable, delegate all or any of these powers to any Committee of Directors or Managing Director or Whole time Director or Director of the Company to give effect to the aforesaid resolution, and to settle any question, difficulty or doubt that may arise in this regard, to finalise and execute all such deeds, documents and writings as it may deem necessary, desirable or expedient.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED that consent of the Company be and is hereby given in terms of Section 293(1)(a) and all other applicable provisions, if any, of the Companies Act, 1956 to the Board of Directors to mortgage / hypothecate and / or create charge / pledge, etc. in addition to the mortgages / hypothecations / charges /pledges created by the Company, in such form and manner and with such ranking and at such time and on such terms as the Board may determine, on all or any of the moveable and 1 or immoveable properties of the Company, both present and future and 1 or the whole or any part of the undertaking(s) of the Company in favour of the Banks, Financial Institutions, Bodies Corporate, Persons or any other Lending Institutions whether situated in India or abroad, Agents and / or Trustees for securing any loans, advances, working capital facilities, bill discounting, or any other financial assistance, fully / partly convertible debentures and / or secured non convertible debentures with or without detachable or non-detachable warrants or secured premium notes, floating rate notes 1 bonds or any other secured debt instruments or external commercial borrowings in any form together with interest, further interest thereon, compound interest in case of default, accumulated interest, all other costs, charges and expenses payable by the Company at any given time, upto a limit of Rs.15,000 crores (Rupees fifteen thousand crores only) in terms of Section 293(1)(d) of the Companies Act, 1956 and the documents be finalised and executed by the Company in their favour and containing such specific terms and conditions and covenants in respect of enforcement of security as may be stipulated in that behalf and agreed to between the Board of Directors and the Lenders / Trustees. RESOLVED FURTHER that for the purpose of giving effect to this resolution the Board be and is hereby authorised to do all such acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable, delegate all or any of these powers to a Committee of Directors or Managing Director or Whole time Director or Director of the Company to give effect to the aforesaid resolution and to settle any question, difficulty or doubt that may arise in this regard, to finalise and execute all s,uch deeds, documents and writings as it may may deem necessary, desirable or expedient.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED that pursuant to Section 309, 310 and all other applicable provisions, if any, and Schedule XIII to the Companies Act, 1956, approval of the shareholders be and is hereby for revision of remuneration of Shri Vikrant Gujral, Vice Chairman & CEO of the Company in the following manner with effect from 1st April, 2007. Remuneration: a} Basic Salary b) Allowance: j) Special allowance jj} House rent allowance iij) Leave travel allowance !ual report 2006-07 Annual report 2006 — 07 Jindal Steel & Power Ltd. Rs.l,80,000/- (Rs.One lac eighty thousand only) per month. c) He shall also be entitled to following reimbursements and perquisites: Reimbursements: i) Professional pursuits expenses subject to maximum of Rs.12,000/- (Rs.Twelve thousand only) per annum. i i) Medical expenses subject to maximum of Rs.15,000/- (Rs.Fifteen thousand only) per annum. ii i) Business promotion. expenses subject to maximum of Rs.36,000/- (Rs. Thirty six thousand only) per annum. iv) Reimbursement of corporate attire expenses subject to maximum of Rs.18,000/- (Rs. Eighteen thousand only) per annum. d) Perquisites: i) Payment of Bonus/ ex-gratia amount as may be declared by the Company. i i) Provident fund in accordance with Rules of the Company. iii) Free use of car with driver for business of the Company. iv) Free telephone facility at residence for official purposes only. v) Gratuity in accordance with Rules of the CQmpany. vi) Mediclaim Insurance coverage for self and family as per Rules of the Company. vii) Group’ Personal Accident Insurance cover as per Rules of the Company. Viii) Leave encashmerit in accordance with Rules of the Company. e) Incentives: i) Rs.I0/- (Rs.ten only) per MT of Rails sold. i i) Rs.I0/- (Rs.ten only) per MT of Structurals sold at a price exceeding Rs.29,000/- (Rupees twenty nine thousand only) per MT. iii) Rs. 10/- (Rupees ten only) per MT of Plates sold at a price equal to or exceeding Rs.30,000/- (Rupees thirty thousand only) per MT. The incentive as detailed above will not be applicable to sales to the group companies or planned fabrication units. f) He shall also be entitled to reimbursement of expenses actually and prqperly incurred by him for business of the Company. g) He shall not be paid any sitting fee for attending the meetings of Board of Directors or Committee thereof .. h) He shall also be entitled to and paid any other allowance/ perquisite/ incentive/ facilfty as maybe payable to him under Rules of the Company from time to time, provided however, that the total remuneration does not exceed the limits prescribed in section I of part II of Schedules XIII to the Companies Act, 1956.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED that pursuant to Section 309, 310 and all other applicable provisions, jf any, and Schedule XIII to the Companies Act, 1956, approval of the shareholders be and is hereby for revision of remuneration of Shri Anand Gael, Dy. Managing Director of the Company in the following manner with effect from 1st April, 2007. Remuneration: a) Basic Salary b) Allowances: i) Special allowance : Rs.56,000/- (Rs.Fifty six thousand only) per month. i i) Leave travel all owance : Once in a year for self and fami Iy in accordance with Rules of the Company not exceeding Rs.54,000/- (Rs.Fifty four thousand only) per annum. ii i) Children education allowance: Rs.200/- (Rs. Two hundred only) per month. iv) Flexible perquisites’ : Rs.25,000/- (Rs.Twenty five thousand only) per month. He shall also be entitled to following reimbursements and perquisites c) Reimbursements: i) Professional pursuits expenses subject to maximum of Rs.12,000/- (Rs. Twelve thousand only) per annum~ ii) Medical expenses reimbursement.subject to maximum of Rs.15,000/- (Rs.Fifteenthousand only) per annum. iij) Business promotion expenses subject to maximum of Rs.36,000/- (Rs.Thirty six thousand only) per annum. iv) Reimbursement of corporate attire expenses subject to maximum of Rs.18,000/- (Rs.Eighteen thousand only) per annum. Rs.1,60,OOO/- (Rs.One lac sixty thousand only) per month. v) c) Rs.64,OOO/- (Rs.S ixty four thousand only) per month. Rs.88,350/- (Rs.Eighty eight thousand three hunar.ed fifty only) per month. Once in a year for self and family in accordance with Rules of the Company not exceeding Rs.54,OOO/- (Rs.Fifty four thousand only) Per annum. iv) Children education allowance: Rs.200/- (Rs. Two hundred only) per month. v) Flexible perquisites : Rs.25,OOO/- (Rs. Twenty five thousand only) per month. He shall also be entitled to following reimbursements and perquisites Reimbursements: j) Professional pursuits
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

expenses subject to maximum of Rs.12,000/- (Rs. Twelve thousand only) per annum. i i) Medical expenses reimbursement subject to maximum of Rs.15,000/- CRs.Fifteen thousand only) per annum. i i i) Business promotion expenses subject to maximum Rs.36,OOO/- (Rs. Thirty six thousand only) per annum. iv) Reimbursement of corporate attire expenses subject to maximum of Rs.18,OOO/- CRs.Eighteen thousand only) per annum. Reimbursement of driver’s salary subject to maximum of Rs.7,500/- (Rs.Seven thousand five hundred only) per month. d) Perquisites: i) Payment of Bonusl ex-gratia amount as may be declared by the Company . ii) Provident fund in accordance with Rules of the Company. iii) Free use of cilr with driver !or business of the Company. iv) Free telephone facility at residence for official purposes only. v) Gratuity in accordance with Rules of the Company. vi) Meditlaim Insurance coverage for self and family as per Rules of the Company. vii> Group Personal Accident Insurance cover as per Rules of the Company. viii) Leave encashment in accordance with Rules of the Company. He shall also be entitled to reimbursement of expenses actually and properly incurred by him for business of the Company. He shall not be paid any sitting fee for attending the meetings of Board of Directors or Committee thereof. f) e) d) Perquisites: j) Pay~ent of Bonus~ ex-gratia amount as may be declared by the Company. ii) ProvJq~ntfl.ll’ldinaccordancewith Rules of the Company. iii) Freeuseof.icarwithdriver for business of the Company. iv) Free telephone facility at residence for official purposes only. v) Gratuity in accordance with Rules of the Company. vi) Mediclaim Insurance coverage for self and family as per Rules of the Company. vii) Group Personal Accident Insurance cover as per Rules of the Company. viii) Leave encashment in accordance with Rules of the Company. e) He shall also be entitled to reimburselT!ent of expenses actually and properly incurred by him for business of the Company. f) He shall not be paid any sitting fee for attending the meetings of Board of Directors or Committee thereof. g) He shall also be entitled to and paid any other allowable perquisite /incentive / facility as may be payable to him under Rules of the Company from time to time, provided however, that the total remuneration does not exceed the limits prescribed in section I of part II of Schedules XIII to the Companies Act, 1956.

To consider and, if thought fit, to pass with or without modification(s} the following resolution as an Ordinary Resolution: “RESOLVED that pursuant to Section 309, 310 and all other applicable provisions, if any, and Schedule XIII to the Companies Act, 1956, approval of the shareholders be and is hereby for revision of remuneration of Shri Sushil K. Maroa, Whole-time Director of the Company in the following manner with effect from 1st April, 2007:
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution: “RESOLVED that pursuant to Section 309, 310 and all other applicable provisions, if any, and Schedule XIII to the Companies Act, 1956, approval of the shareholders be and is hereby for revision of. remuneration of Shri P. S. Rana, Whole~time Director of the Company in the following manner with effect from 1st April, 2007.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED BY WAY OF SPECIAL RESOLUTION that pursuant to Section 115WKA of Income Tax Act, 1961 and Income lax Rules, 1962 (as amended from time to time) read with SEBI (Employees Stock Option Scheme and Employees Stock Purchase Scheme) Guidelines, 1999, approval of the shareholders be and is hereby given for incorporating the following clause as Clause No.22 in Employees Stock Option Scheme- 2005 (ESOS-2005l. 22. In terms of Section 115WKA of the Income Tax Act, 1961 read with Income Tax Rules, 1962 (as amended from time to time) the Board of Directors may, if it so chooses, recover, fully or partly, from the Optionees, Fringe Benefit Tax and / or any other tax / cess / surcharge paid / payable by the Company in respect of shares allotted under ESQS~ 2005 and may decide on the procedure for such recovery. RESOLVED FURTHER that the Board be and is hereby authorised to decide any question and resolve other issues with respect to, the above without any further reference to the shareholders.”
						Mgmt.	NO	DNA	DNA
Sterlite Industries India Co Ltd	STLT IN	B13TC37 IN	9/28/2007	Tamilnadu	To consider and adopt the Balance Sheet as at March 31, 2007 and the Profit and Loss account of the Company for the year ended on that date and the Report of the Directors’ and Auditors’ thereon.	Mgmt.	NO	DNA	DNA
					To confirm the dividend paid on Preference Shares.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Gautam Doshi, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Sandeep Junnarkar, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint M/s. Chaturvedi & Shah, Chartered Accountants and M/s. Das & Prasad, Chartered Accountants, retiring Auditors as Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration and for the purpose, to pass with or without modification(s), the following resolution as an Ordinary Resolution : “RESOLVED that pursuant to the provisions of Section 224 and all other applicable provisions, if any, of the Companies Act, 1956, M/s. Chaturvedi & Shah, Chartered Accountants and M/s. Das & Prasad, Chartered Accountants, be and are hereby re-appointed as Auditors of the Company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the Company and the Board of Directors be and is hereby authorised to fix their remuneration.”
						Mgmt.	NO	DNA	DNA
Nagarjuna Construction Co Ltd	NJCC IN	B0FXGP0 IN	9/24/2007	Hyderabad	Approval for issue and allotment of Equity Shares on Preferential basis to M/s. Blackstone GPV Capital Partners Mauritius V-A Limited & M/s. Blackstone FP Capital Partners (Mauritius) V FII Limited.	Mgmt.	NO	DNA	DNA
					Approval for issue and allotment of convertible Warrants on Preferential basis to M/s. Blackstone GPV Capital Partners (Mauritius) V-H Limited.	Mgmt.	NO	DNA	DNA
					Approval for enhancement of Directors of the company from 15 (Fifteen) to 18 (eighteen) and Amendment of the Articles of Association of the Company.	Mgmt.	NO	DNA	DNA
Power Finance Corporation Limited	POWF IN	B1S7225 IN	9/25/2007	New Delhi
To receive, consider, and adopt the audited Balance Sheet as at 31st March 2007 and the Profit and Loss Account for the financial year ended on that date along with Report of the Directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To confirm interim dividend and declare final dividend for the year 2006-07.	Mgmt.	NO	DNA	DNA
					To fix the remuneration of the Auditors.	Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution:- “RESOLVED THAT in supersession of resolution passed by the shareholders in its 18th Annual General Meeting held on August 30th, 2004, the consent of the Company be and is hereby accorded to the Board of Directors of the Company under the provisions of Section 293(1)(d) of the Companies Act, 1956 for borrowing money, upto total amount Rs. 1,00,000 Crore (Rupies One Lakh Crore only) in Indian Rupees and in any Foreign Currency equivalent to US $4000 Million (Four Thousand Million US Dollars only) for the purpose of the business of the Company notwithstanding the money to be borrowed and money already borrowed by the Company exceeds the aggregate of the paid-up capital and free reserves of the Company.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s) the following resolution as an Ordinary Resolution:- “RESOLVED THAT in supersession of resolution passed in 18th Annual General Meeting held on August 30th, 2004, the consent of the Company be and is hereby accorded to the Board of Directors of the Company under the provisions of Section 293(1)(d) of the Companies Act, 1956 for mortgaging and/or charging of all or any of the movable and/or immovable properties of the Company, both present and future, or the whole or substantial whole of the undertaking or the undertaking of the Company for securing loan upto the total amount of Rs. 1,00,000 Crore (Rupees One Lakh Crore only) in Indian Currency and in any Foreign Currency equivalent to US $4000 Million (Four Thousand Million US Dollars only) for the purpose of the business of the Company.”
						Mgmt.	NO	DNA	DNA
Sagar Cements Limited	SGC IN	6313229 IN	9/24/2007	Hyderabad	To receive, consider and adopt the audited Balance Sheet as at and the audited Profit and Loss Account for the year ended 31st March, 2007 and the Reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend on the Cumulative Redeemable Preference Shares of the Company.	Mgmt.	NO	DNA	DNA
					To declare dividend on the Equity Shares of the Company.	Mgmt.	NO	DNA	DNA
					To appoint a director in the place of Shri S.Veera Reddy, who will be retiring by rotation at the Annual General Meeting and being eligible offering himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in the place of Shri N. Suresh Reddy,who will be retiring by rotation at the Annual General Meeting and being eligible offering himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint Auditors to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.	Mgmt.	NO	DNA	DNA
					ENHANCEMENT IN THE REMUNERATION PAYABLE TO SMT S. ARUNA, EXECUTIVE DIRECTOR	Mgmt.	NO	DNA	DNA
Reliance Industries Limited	RIL IN	6099262 IN	10/12/2007	Mumbai	To consider and adopt the audited Balance Sheet as at March 31,2007, the Profit and Loss Account for the year ended on that date and the RepOrts of the Board of Directors and Auditors thereon.	Mgmt.	YES	FOR	FOR
					To appoint Directors in place of those retiring by rotation ·	Mgmt.	YES	FOR	FOR

To appoint Auditors and to fix their remuneration and in this regard to consider and if thought fit, to pass, with or without modmcation(s), the following resolution as an Ordinary Resolution : “RESOLVED THAT MIs. Ch~turvedi & Shah, Chartered Accountants, MIs. Deloitte Haskins and Sells, Otarteted Accountants, and MIs. Rajendra & Co., Chartered Accountants, be and are hereby appointed as Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company on such remuneration as shall be fixed by the Board of Directors.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution : “RESOLVED THAT in accordance with the provisions of Section 257 and all other applicable provisions, if any. of the Companies Act, 1956 or any statutory modiflcation(s) or reenactment thereof, Dr. Raghunath Anant Mashelkar, who was appointed as an Additional Director pursuant to the provisions of Section 260 of the Companies Act, 1956,and Article 135 of the Atticles of Association of the Company, be and is hereby appointed as a Director of the Company liable to retire by rotation.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution : “RESOLVED THAT in accordance with the provisions of Sections 198,309(4),310 and all other applicable provisions, if any, of the Companies Act, 1956 or any statutory modification(s) or re-enactment thereof for the time being in force, and the Atticles of Association of the Company and subject to applicable statutory approval(s), and in supercession of the special resolution passed by the Members at the 31It Annual General Meeting of the Company, each of the Directors of the. Company, other than the Managing Director and Whole time Directors, be paid, annually, commission of Rs. 21,00,000/- (Rupes twenty one lakh) per annum, for a period of 5 (five) years sraqing from the financial year ending on March 31.2008, provided that the total commission payable to all Directors in the said category of Directors shall not exceed one percent of the net profits of the Company as computed in the manner referred to under the Companies Act, 1956 or any statutory modification(s) or re-enactment thereof for the time being in force.”
						Mgmt.	YES	FOR	FOR
Eastern Silk Industries Ltd.	ESLK IN	6564049 IN	9/26/2007	Kolkata	To receive, consider and adopt the Profit & Loss Account for the year ended 31st March, 2007 and the Balance Sheet as at that date together with the report of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Sri R.L. Gaggar who retires by. rotation and is eligible for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Sri H.S. Gopalka who retires by rotation and is eligible for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint Auditors and fix their remuneration.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: RESOLVED (a) THAT pursuant to the provisions of Section 13, 16 & 94 and other applicable provisions, if any, of the Companies Act, 1956 or any amendment or reenactment thereof and the enabling provisions of Articles of Association of the Company and subject to such approvals, consents, permissions and sanctions, if any, each existing Equity Share of the face value of RS.10/- (Rupees Ten) each in the Authorized Share Capital of the Company be sub-divided into 5 (Five) Equity Shares of the face value of Rs.2/- (Rupees Two) each with effect from the Record Date to be determined by the Manalling Director of the Company for the purpose. (b) THAT pursuant to the sub-division of the Authorized Equity Shares of the Company, the issued, subscribed and paid up Equity Shares of the face value of RS.10/- (Rupees Ten) each as existing on the Record Date, shall stand subdivided into Equity Shares of the face value of Rs.2/- (Rupees Two) each fully paid-up with effect from the Record Date. (c) THAT upon such sub-division becoming effective the Board be and is hereby authorized to issue neW share certificates representing the sub-divided Equity Shares with new distinctive numbers consequent to the sub-division of the Equity Shares as aforesaid subject to the rules as laid down in the Companies (Issue of Share Certificates) Rules 1960 and where Members hold Equity Shares (or opt to receive the sub-divided Equity Shares) in dematerialized form, the sub-divided Equity Shares in lieu thereof be credited to the respective beneficiary accounts of the Members with their respective Depository Participants. (d) THAT the Board be and is hereby authorized to take all such steps and to do all acts and things necessary, expedient or desirable to give effect to this resolution.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification, the following resolution as a Special Resolution: RESOLVED THAT Clause V of the Memorandum of Association of the Company be amended as follows: The Capital of the Company is Rs.40,00,00,000/- (Rupees Forty Crores only) divided into 10,00,00,000 (Ten Crores) Equity Shares of Rs.2/- (Rupees Two) each and 20,00,000 (Twenty lacs) Preference Shares of Rs. 100/- (Rupees One hundred) each with the power to issue any of the shares in the Capital, original or increased with or subject to any preferential, special or qualified rights or conditions as regards dividends, repayment of capital or otherwise.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81(1A) and all other applicable provisions of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereot for the time being in force) and subject to all other applicable rules, regulations and guidelines of the Securities and Exchange Board of India (“SEBI”), the applicable provisions of Foreign Exchange Management Act, 1999 (“FEMA”), Foreign Exchange Management (Transfer or issue of Security by a Person Resident Outside India) Regulations, 2000, Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depositary Receipt Mechanism) Scheme, 1993 and enabling provisions of the Memorandum and Articles of Association of the Company and the Listing Agreements entered into by the Company with Stock Exchanges where the shares of the Company are listed, and subject to requisite approvals, consents, permissions and/or sanctions of SEBI, the Stock Exchanges, Reserve Bank of India (“RBI”), the Department of Industrial Policy and Promotion, Ministry of Commerce (“DIPP”), the Foreign Investment Promotion Board (“FIPB”), and all other authorities as may be required, whether in India or outside India, (hereinafter collectively referred to as “Appropriate Authorities”), and subject to such conditions as may be prescribed by any of them while granting any such approval, consent, permission, and/or sanction (hereinafter referred to as “Requisite Approvals”), which may be agreed to by the Board of Directors of the Company (hereinafter referred to as the ‘Board’ which term shall be deemed to include any committee thereof which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution), the Board be and they are authorized at their absolute discretion to create, offer, issue and allot in one or more tranches, in the course of domestic/international offerings to Domestic/Foreign InvestorsllnstitutionallnvestorslForeign Institutional Investors, Members, Employees, NonResident Indians, Companies or Bodies Corporate whether incorporated in India or abroad, Trusts, Mutual Funds, Banks, Financial Institutions, Insurance Companies, Pension Funds, Individuals or otherwise, whether shareholders of the Company or not, through a Public Issue, Rights Issue, Preferential Issue and/or Private Placement, with or without an over-allotment option, equity shares and/or equity shares through Global Depository Receipts (“GDRs”) and/or American Depository Receipts (“ADRs”) and/or Foreign Currency Convertible 80nds (“FCCBs”) and/or any securities convertible into equity shares at the option of the Company and/or holder(s) of the securities and/or securities linked to equity shares and/or securities with warrants including any instruments or securities representing either equity shares and/or Foreign Currency Convertible Bonds or Convertible Securities or securities linked to equity shares or securities with equity shares/fully convertible debentures/partly convertible debentures or any securities other than warrants, which are convertible or exchangeable with equity shares at a later date, or a combination of the foregoing (hereinafter collectively referred to as “Securities”), secured or unsecured, listed on any international stock exchange outside India, through an offer document and/or prospectus and/or offer letter and/or offering circular, and/or listing particulars, as the Board in its sole discretion may at any time or times hereafter decide, for an amount not exceeding US$100 million inclusive of such premium from time to time. RESOLVED FURTHER THAT in case of any equity linked issue/offering, including without limit ation, any GDR/ ADR/ FCCB offering, the Board be and is hereby authorised to issue and allot such number of equity shares as may be required to be issued and allotted upon conversion, redemption or cancellation of any such Securities referred to above or as may be in accordance with the terms of issue/offering in respect of such Securities and such equity shares sha” rank pari passu with the existing equity shares of the Company in all respects except provided otherwise under the terms of issue/ offering and in the offer document and/or prospectus and/or offer letter and/or offering circular and/or listing particulars. RESOLVED FURTHER THAT the consent of the Company be and is hereby granted in terms of Section 293(1)(a) and other applicable provisions, if any, of the Companies Act, 1956 and subject to all necessary approvals, to the Board to secure, if necessary all or any of the above securities to be issued by the creation of mortgage and/or charge on all or any of the Company’s immovable and/or movable assets, both present and future, in such form and manner and on such terms as may be deemed fit and appropriate by the Board. RESOLVED FURTHER THAT the Company and/or any entity, agency or body authorised and/or appointed by the Company, may issue depository receipts repre~enting the underlying Securities issued by the Company in negotiable registered or bearer form with such features anti attributes as are prevalent in international capital markets for instruments of this nature and to provide for the tradability and free transferability thereof as per international practices and regulations (including listing on one or more stock exchange(s) inside or outside India) and under the forms and practices prevalent in the international market. RESOLVED FURTHER THAT for the purpose of giving effect to the above, the Board, in consultation with the Lead Managers, Underwriters, Advisors and/or other persons as appointed by the Company, be and is hereby authorised to determine the form, terms and timing of the issue(s)/offering(s) including the investors to whom the Securities are to be allotted, issue price, face value, number of equity shares or other securities upon conversion or redemption or cancellation of the Securities, the price, premium or discount on issue/conversion of securities, rate of interest, period of conversion, listing on one or more Stock Exchanges in India and/or abroad and fixing of record date or book closure and related or incidental matters, as the Board in its absolute discretion deem fit and accept any modifications in the proposal as may be required by the authorities in such issues in India and/or abroad. RESOLVED FURTHER THAT the relevant date for determining the pricing of the Securities is 30 days prior to the date of the th AGM at which the approval of the shareholders in terms of Section 81 (1A) of the Companies Act, 1956 is obtained. RESOLVED FURTHER THAT the Board be and is hereby authorized to issue and allot such number of securities as may be required, including issue and allotment of equity shares upon conversion of any securities referred to above or as may be necessary in accordance with the terms of the offer, all such equity shares ranking pari passu and inter-se with the then existing equity shares of the Company in all respects. RESOLVED FURTHER THAT such of these Securities as are not subscribed may be disposed off by the Board in its absolute discretion in such a manner, as the Board may deem fit and as permissible by law. RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution, the ‘Board be authorized on behalf of the Company to take all actions and to do all such deeds, matters and things as it may, in its absolute discretion, deem necessary, desirable or expedient to the issue or allotment of the aforesaid Securities and listing thereof with the stock exchange(s) where the Company’s shares are listed and to resolve and settle all questions and difficulties that may arise in the p roposed issue, offer and allotment of any of the aforesaid Securities, utilization of ~he issue proceeds and to do all acts, deeds and things in connection therewith and incidental thereto as the Board may in its absolute discretion deem fit, without being required to seek any further consent or approval of the shareholders or otherwise to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution. RESOLVED FURTHER THAT the Board be authorized to delegate all or any of the powers conferred by this resolution on it, to any Committee of Directors or the Managing Director or any other Director(s) or officer(s) of the Company to give effect to the aforesaid resolution.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to ppass with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED that in modification of the Special Resolution passed by the Company in terms of Section 293(1)(d) of the Companies Act, 1956 (''the Acf’) at the 49th Annual General Meeting of the Company held on 20th December 1995, the consent of the company pursuant to the said section of the Act be and the same is hereby accorded to the Board of Directors of the Company (‘ the Board) for borrowing from time to time any sum or sums of moneys on such terms and conditions as the Board may deem requisite or proper for the purpose of the business of the Company notwithstanding that the moneys to be borrowed together with moneys already borrowed by the Company (apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business) may exceed the aggregate of the paid up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose, provided that the total amount borrowed and so to be borrowed by the Board (apart from temporary loans obtained from the Company’s Bankers in the ordinary course of business) and remaining outstanding at anyone time shall not exceed the limit of RS.1000 Crores and that for the purpose of implementation of this resolution, the Board may act through any member thereof or any other person duly authorised by the Board in that behalf’.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED that in accordance with the provisions of Section 16, 94 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modifications or are enactment thereof, for the time being in force), the Authorized Share Capital of the Company be and is hereby increased from Rs.40 crores (Rupees Forty crores) divided into 10,00,00,000 (Ten crores) Equity Shares of RS.2/- (Rupees Two only) each and 20,00,000 (Twenty lacs) Preference Shares of Rs.1001- (Rupees One hundred) each to RS.50 Crores (Rupees Fifty crores) divided into 15,00,00,000 (Fifteen crores) Equity Shares of Rs.2/- (Rupees Two) and 20,00,000 (Twenty lacs) Preference Shares of RS.1001- (Rupees One hundred) and consequently the existing Clause V of the Memorandum of Association of the Company be and is hereby altered by deleting the same and substituting the following clause: V. The Capital of the
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Company is Rs.50,00,00,000/-(Rupees Fifty crores only) divided into 15,00,00,000 (Fifteen crores) Equity Shares of RS.2/- (Rupee Two) each and 20,00,000 (Twenty lacs) Preference Shares of Rs.100/- (Rupees One hundred) each with the power to issue any of the shares in the Capital, original or increased with or subject to any preferential, special or qualified rights or conditions as regards dividends, repayment of capital or otherwise.

Grasim Industries Limited	GRASIM IN	6099927 IN	10/17/2007	Postal ballot
To consider and, if thought fit, to pass, with or without modification(s) the following Resolution as an Ordinary Resolution: , “RESOLVED THAT pursuant to Sections 293(1)(a), 192A and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force) and any other law for the time being in force and subject to such other provisions, consents, permissions and sanctions, as may be necessary, consent of the Members of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as “the Board”, which term shall deem to include any Committee of the Board which may have been constituted or hereinafter constituted to exercise all its powers, including but not limited to the powers conferred by this resolution with the power to delegate such authority to such persons as the Board may deem fit and with power to substitute such authority) to transfer, sell and/or otherwise dispose of the Company’s textile units, viz., Bhiwani Textile Mills and Elegant Spinners at Bhiwani (Haryana) (hereinafter referred as ''the said Undertaking”), with effect from 1st October, 2007 or such other date as the Board may deem fit (''the Appointed Date”), together with all its undertakings/properties, assets (including the assets under construction / acquisition under the ongoing capital expenditure plans of the said Undertaking, incurring an amount upto Rs.10 Crores in the current financial year up till the date of transfer) and liabilities/ obligations of whatsoever nature and kind and wheresoever situate in whole and its employees on a going concern basis or otherwise, to a subsidiary of the Company (presently under formation) with the proposed name of Grasim Bhiwani Textiles Limited (GBTL), for a price which shall not be less than RS.60 Crores (Rupees Sixty Crores Only) and on such terms and conditions (including, without limitation, mode of reooiptotthesale consideration) with power to the Board to finalize the means, methods or modes in respect thereof, including power to change/alter the appointed date as may be expedient, and to finalize and execute all required documents including schemes of arrangement, agreements, deeds of assignment, conveyance deeds and any other deeds or documents, with such modifications, as may be required from time to time and to do all such acts, deeds, matters and things as may be deemed necessary and expedient in its discretion for the completion of the transaction as aforesaid in the best interest of the Company”
						Mgmt.	YES	FOR	FOR
DLF Limited	DLFU IN	B1YLCV0 IN	9/29/2007	Haryana
To receive, consider and adopt the Audited Balance Sheet as at 31st March 2007 and the Profit & Loss Account for the year ended on that date together with the Reports of the Directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To declare Dividend on Equity Shares.	Mgmt.	NO	DNA	DNA
					To appoint. a pirector in place of Mr. Brijendra Bhushan, who retires by rotation and Qeing eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Brig. (Retd.) Narendra Pal Singh, who retires by rotation and being eligible, offers himself for’ reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place.of Mr. Rajiv Singh, Who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint statutory Auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of next Annual General Meeting and to fix their remuneration.	Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s}, the following Resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to Article 93 of the Articles of Association of the Company and in accordance with the provisions of Sections 198, 269,309,310 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956 or any statutory modifications Of:reenactment thereof, consent of the members be and is hereby accorded to the re-appointment of Mr. Kameshwar Swarup, as a Whole-time Director, designated as “Senior Executive Director- Legal” for a period of two (2) years with effect from 1st January, 2008 on the terms and conditions including as to remuneration as set out in the draft agreement, a copy of which is placed before this meeting, which draft agreement is hereby specifically sanctioned with liberty and authority to the Board of Directors to alter, vary, modify and revise the terms and conditions including remuneration of the said appointee and/or Agreement in such manner and from time to time, as may be agreed to between the Board and Mr. Kameshwar Swarup provided the same is in conformity with Schedule XIII appended to the Companies Act, 1956 including any ammendments/modifications made hereafter in this regard. RESOLVED FURTHER THAT the terms and conditions of re-appointment, resignation, agreement, remuneration, powers, duties and responsibilities, specified in the Explanatory Statement, may be altered, varied and revised, from time to time, by the Board of Directors of the Company including any Committee thereof, as it may, in its discretion, deem fit, so as not to exceed the limits specified in Section 309 and Schedule XIII of the Companies Act, 1956. RESOLVED FURTHER THAT the Board of Directors of the Company including any Committee thereof be and is hereby authonzed to do all such acts, deeds, things,to enter into such agreement, deed of amendment or any such document as the Board may, in its absolute discretion, consider necessary, expedient or desirable including power to sub-delegate, in order to give effect to this resolution or as otherwise considered by the Board to be in the best interest of the Company, as it may deem fit.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following Resolution as an Ordinary Resolution:- ‘RESOLVED THAT pursuant to Article 93 of the Articles of Association of the Company and in accordance with the provisions of Sections 198, 269, 309,310 and other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII as amended up to date and/or any statutory amendments, modifications or re-enactment thereof, the consent ofthe members of the Company, be and is hereby accorded to the,re-appointment of Ms. Pia Singh as a Whole-time Director of, the Company for a period of five (5) years with effect from 18th February, 2008 on the terms and conditions including remuneration as set out in the draft agreement which is hereby specifically sanctioned with liberty and authority to the Board of Directors or Committee thereof to alter, vary, modify and revise the terms and conditions including remuneration of the said appointment and/or Agreement in such manner and from time to time, as may be agreed between the Board and Ms. Pia Singh in conformity with Schedule XllI of the Companies Act, 1956 including any amendments/modifications made hereafter in this regard. RESOLVED FURTHER THAT the terms and conditions of reappointment, agreement and remuneration specified in the Explanatory Statement may be altered, varied and revised, from time to time, by the Board of Directors of the Company, as it may, in its discretion deem fit, so as not to exeeed the limits specified in Section 309 and Schedule XIII of the Companies Act, 1956 (including any statutory modifications or re-enactment thereof, for the time being in force), or any amendments made thereto from time to time. RESOLVED FURTHER THAT the Board of Directors of the Company, including any Committee thereof, be and is hereby authorized to do all such acts, deeds, things, to enter into such agreement, deed of amendment or any such document as the Board may, in its absolute disecretion, consider necessary, expedient or desirable including power to sub-delegate, in order to give effect to this resolution or as otherwise considered by the Board to be in the best interest of the Company, as it may deem fit”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following Resolution as an Ordinary Resolution: ‘RESOLVED THAT pursuant to Articles 124 and 125 of the Articles of Association of the Company and in accordance with the provisions of Sections 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act,1956 read with Schedule XIII as amended up to date and/or any statutory statements, modifications or re-enactment thereof, the consent of the members of the Company, be and is hereby accorded to the re-appointment of Mr. T. C. Goyal, as a Managing Director of the Company, for a period of five · (5) years with effect from 1st March, 2008 on the terms and conditions including remuneration, authorities, powers, duties and responsibilities as contained in the draft agreement which is hereby specifically sanctioned with liberty and authority to the Board of Directors to alter, vary, modify and revise the terms and conditions including remuneration of the said appointment and/or Agreement in such manner and from time to time, as may be agreed between the Board and Mr. T. C. Goyal in conformity with Schedule XIII of the Companies Act,1956 inclucding any amendments/ modifications made hereafter in this regard. RESOLVED FURTHER THAT the terms and conditions of reappointment, agreement, remuneration, powers, duties and responsibilities specified in the Explanatory Statement may be altered, varied and revised, from time to time, by the Board of Directors of the Company, including any Committee thereof, as it may; in its discretion deem fit, so as not to exceed the limits specified in Section.309 and Schedule XIII to the Companies Act, 1956 (including any statutory modifications or re-enactment thereof, for the time being in force), or any amendments made thereto from time to time. RESOLVED FURTHER THAT the Board of Directors of the Company, including any Committee thereof, be and is hereby authorized tto do all such acts, deeds, things, to enter into such agreement, deed of amendment or any such document as the Board may, in its absolute discretion, consider necessary, expedient or desirable including power to sub-delegate, in order to give effect to this resolution or as otherwise considered by the Board to be in the best interest of the Company, as it may deem fit.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: — “RESOLVED THAT pursuant to Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) and in accordance with SEBI (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (the Guidelines), the provisions of the Income Tax Act, 1961 and Guidelines issued thereunder and such other provisions of law and other statutory requirements as applicable, the “Employees Stock Option Scheme 2006” of the Company as approved by the Members at the Extraordinary General Meeting held on 20th April 2006 and subsequently modified by the Members at the Extra-ordinary General Meetings held on 4th January and 15th February 2007, respectively (hereinafter referred to as Pre-IPO Scheme), be and is hereby ratified. RESOLVED FURTHER THAT the Board of Directors of the Company, or any Committee thereof, be and is hereby authorized to issue and allot such number Of Options,which have not yet been granted, within the aggregate limits of the Pre-IPO Scheme being pari passu with the existing Equity Shares Of the Company in all respects, as it may decide, to the ''Employees of the Company at par value and other terms and conditions as the Board may in its absolute discretion deems fit keeping in view the Pre-IPO Scheme and the requirements of the Guidelines. RESOLVED FURTHER THAT the Board of Directors or any Committee thereof, be and are hereby authorized to take necessary steps for listing of the shares allotted / to be allotted under the Pre-IPO Scheme, on the Stock Exchanges where the Company’s shares are listed as per the terms and conditions of the Listing Agreement with the concerned Stock Exchanges and other applicable guidelines, rules,and regulations. RESOLVED FURTHER THAT for the purpose of giving effect to the above, the Board of Directors or any Committee thereof, be and is hereby authorized, to do all things necessary, expedient and requisite and to take such action as may be necessary or expedient to formulate, amend, alter, adopt any modifications or redefine the proposal or scheme or plan of Employees Stock Option based on the guidelines issued by the Securities and Exchange Board of India or any other statutory aothority(ies) from time to time or otherwise and to settle all questions and difficulties that may arise during the course of implementing the resolution. RESOLVED FURTHER THAT the Board of Directors, be and is hereby authorized to delegate all or any ofthe powers herein conferred including the power to sub-delegate to any Committee of the Board to give effect to the aforesaid resolution.”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: — “RESOLVED THAT further to ratification of “The Employees Stock Option Scheme — 2006” (Pre-IPO Scheme) by the members at Item No. 10 hereinabove, the Board of Directors, or any Committee thereof, be and is hereby authorized to issue and allot such number of Options, which have not yet been granted, within the aggregate limits of the Employees Stock Option Scheme — 2006 (Pre-IPO Scheme), being pari passu with the existing Equity Shares of the Company, to such Employees of SubsidiaryCies) of the Company on such terms and conditions as it may in its absolute discretion deemsfjt keeping in view the Employees Stock Option Scheme — 2006 and the requirements of SEBI (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999. RESOLVED FURTHER THAT the Board of Directors or any Committee thereof, be and is hereby authorized to take necessary steps for listing of the shares allotted / to be allotted to the such Employees of the Subsidiary(ies) of the Company under the Pre-IPO Scheme, on the Stock Exchanges where the Company’s shares are listed as per the terms and conditions of the Listing Agreement with the concerned Stock Exchanges and other applicable guidelines, rules and regulations and to do all such acts, deeds arid things as may be necessary or expedient in this regard.”
						Mgmt.	NO	DNA	DNA
Ang Auto Limited	ANGA IN	B03JLP5 IN	9/27/2007	New Delhi
To receive, consider and adopt the Audited Balance Sheet as at 31st March 2007 and Profit and Loss Account of the Company for the year ended 31st March, 2007 and the reports of the Directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Manoj Gupta who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To declare dividend on equity shares for the financial year ended March 31, 2007.	Mgmt.	NO	DNA	DNA

To appoint M/s Sandesh Jain & Co., Chartered Accountants, the retiring Auditors as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting till the conclusion of next Annual General Meeting and to fix their remuneration.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, pass with or without any modification(s) the following resolution, as an Ordinary Resolution: “RESOLVED THAT in modification of the resolution passed earlier, by the company pursuant to the provisions of section 293 (1) (d) of the Companies Act. 1956, the consent of the member of the Company in terms of the aforesaid section of the Act be and the same is hereby accorded to the Board of Directors of the company (the Board) to borrow from time to time for the purpose of the company’s business any sum or sums of money as it may deem proper notwithstanding that the moneys already borrowed by the Company, if any, (apart from temporary loans obtained from the company’s bankers in the ordinary course of business), may exceed the aggregate for the time being of the paid-up capital of the company and its free reserves, if any, that is to say, reserves not set apart for any specific purpose provided that the total amount of the moneys to be so borrowed by the Board together with money already borrowed (apart from temporary loands obtained from the company’s bankers in the ordinary course of business) shall not exceed Rs. 260.00 (Rupees Two Hundred Sixty Crores only) outstanding at any time and that for the implementation of this Resolution the Board may act through any member thereof or any other persons duly authorised by the Board in that behalf”
						Mgmt.	NO	DNA	DNA
Aurobindo Pharma Limited	ARBP IN	6702634 IN	9/27/2007	Hyderabad
To receive, consider and adopt the Audited Balance Sheet as at March 31, 2007 and Profit and Loss Account and Cash Flow Statement for the year ended on that date and the Report of the Board of Directors and the Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To declare dividend for the year ended March 31, 2007 on the Equity Shares.	Mgmt.	NO	DNA	DNA

To appoint Mis. S.R. Batliboi & Co., Chartered Accountants as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to authorise the Board of Directors to fix their remuneration.
						Mgmt.	NO	DNA	DNA
To consider and if thought fit, to pass, with or without modification(s), the following Resolution as an Ordinary Resolution:

“RESOLVED that Mr. M. Sitarama Murthy, who has consented to act as Director if appointed, be and is hereby appointed as a Director of the Company, to fill the vacancy caused by retirement of Mr. V.S. Janardhanam in respect of which vacancy the Company has received a notice in writing pursuant to Section 257 (1) of the Companies Act,1956, from a Member of the Company proposing the appointment of Mr. M. Sitarama Murthy as Director of the Company and whose period of office shall be liable to determination by the retirement of Directors by rotation.”
						Mgmt.	NO	DNA	DNA
To consider and if thought fit, to pass, with or without modification(s), the following Resolution as an Ordinary Resolution:

“RESOLVED that Dr. P. L. Sanjeev Reddy who has consented to act as Director if appointed, be and is hereby appointed as a Director of the Company, to fill the vacancy caused by retirement of Dr. K.A. Balasubramanian in respect of which vacancy the Company has received a notice in writing pursuant to Section 257(1) of the Companies Act, 1956, from a Member of the Company proposing the appointment of Dr. P. L. Sanjeev Reddy as Director of the Company and whose period of office shall be liable to determination by the retirement of Directors by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modification (s), the following Resolution as an Ordinary Resolution:“RESOLVED that Mr. P. Sarath Chandra Reddy, who has consented to act as Director if appointed, be and is hereby appointed as a Director of the Company, to fill the vacancy caused by retirement of Mr. B. Sivaprasad Reddy in respect of which vacancy the Company has received a notice in writing pursuant to Section 257 (1) of the Companies Act,1956, from a Member of the Company proposing the appointment of Mr. P. Sarath Chandra Reddy as Director of the Company and whose period of office shall be liable to determination by the retirement of Directors by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modification(s)” the following Resolution as a Special Resolution: “RESOLVED that pursuant to Section 31 and other applicable provisions of the Companies Act, 1956 the Articles of Association of the Company be and are hereby amended in the manner set out below:
1. a. The following Article l(ii) (c) be deleted: “Agreement” shall mean the Shareholders Agreement dated February 1, 2004 between the Company, Promoters and Merlion and any modifications thereto which have been agreed to in writing by all Parties from time to time, and shall include all attachments, annexures and schedules to the Agreement.
b. The following Article l(ii) (h) be deleted: “Majority Affirmative Vote” means the consent of the nominee Director of Merlion (or his/her alternate) unless there are more than two Private Equity Investors and the nominee Director of Merlion (or his/her alternate) refuses consent, in which case any two Private Equity Investors voting in favour will constitute Majority Affirmative Vote;
c. The following Article l(ii) (j) be deleted: “Merlion” means Merlion India Fund I Limited a Company incorporated under the laws of the Republic of Mauritius and having its registered office at TM Building, Pope Hennessy Street, Port Louis, Mauritius
d. The following Article l(ii) (k) be deleted: “Merlion Shares” shall mean 2,370,000 fully paid-up equity shares of the Company issued and allotted in terms of the Agreement.
e. The following Article l(ii) (p) be deleted: “Private Equity Investors” shall collectively mean and include Templeton Strategic Emerging Markets Fund, Merlion, and any other financial investor(s) who subscribe(s) to an aggregate of up to four million equity shares in tranche(s) by preferential allotment in terms of the . Agreement; Subject to the above amendment, the sub numbers in Article l(ii) be renumbered.
2. The following Article 2A be deleted: “In the event of any contradiction between Articles 24-A, 24-B, 24-C,. 26-A, 39-A, 39-B, 55-A, 55-B, 80-A and/or 80-B and the other Articles, the provisions of Articles 24-A, 24-B, 24-C, 26-A, 39-A, 39-B, 55-A, 55-B, 80-A and 80-B shall prevail.”
3. The following Article 24A be deleted: “Notwithstanding anything that may be contained in these Articles, Merlion shall have the right to participate, in proportion to its shareholding in the Company, in any future issue of equity shares on the same terms and conditions as granted to any other new or existing Member provided that such right is exercised by Merlion within 7 days of the Company informing Merlion of the proposed issue with relevant details and provided further that for 18 months from February 14, 2004, the Company shall not issue equity and/or equity linked instruments at a price lower than the price offered to Merlion and/or with rights that are materially superior to the ones given to Merlion in terms of the Agreement.”
4. The following Article 24B be deleted: “Subject only to regulatory and procedural feasibility, notwithstanding anything that may be contained in these Articles, Merlion shall have a tag-along right proportionate to Merlion’s shareholding in the Company in the event of any sale by the Promoters that would result in the aggregate shareholding of the Promoters falling below the threshold mentioned in the Agreement.”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

5. The following Article 24C be deleted: “Subject only to applicable laws, notwithstanding anything that may be contained in these Articles, if any Shares or other securities of the Company are listed or proposed to be listed on one or more stock exchanges overseas, the Company shall take all steps, do all such things, execute all such writings and make all regulatory applications and filings as may be required by law for permitting or facilitating the unrestricted sale and distribution of the Merlion Shares on such exchanges such that the Merlion Shares are freely transferable on such stock exchanges. In connection therewith, Merlion will be entitled to demand any piggyback registration rights to be exercised at any time at the discretion of Merlion, and for this purpose the Company and Merlion shall negotiate and execute a Registration Rights Agreement in customary form and on customary terms and conditions, within thirty (30) days after such request by Merlion.”
6. The following Article 26A be deleted: “Notwithstanding anything that may bE contained in these Articles, all the rights and obligations of Merlion under the Agreement shall terminate and relevant definitions contained in Article l(ii), as well as Articles 24-A, 24-B, 24-C, 39-A, 39-B, 55-A, 55-B, 80A and 80-B of the Articles of Association of the Company shall be deemed to be deleted without any further act or deed, upon the earlier of (i) expiry of 5 years from the date of allotment of Merlion shares or (ii) the shares held by Merlion and its affiliates falling below 1,580,000 shares or (iii) a change in control of Merlion shares from Standard Chartered Plc or its affiliates to any other Person without the prior written consent of the Company, such consent not to be unreasonably withheld.”
7. The following Article 39A be deleted: “Notwithstanding anything that may be contained in these Articles, MerLionshall have the right to nominate a Director (and the alternate director for this Director) on the Board for a period of 5 years from February 14, 2004, unless its shareholding falls below 1,580,000 Shares. MerLionshall ensure that its nominee Director (1) shall not, during the tenure of his/ her Directorship in the Company, is a director on the board of any competitor Company and, (2) shall at all times keep confidential all proprietary information of the Company. For the purposes of these Articles, a ‘competitor’ shall mean any company whose primary business is the manufacture of pharmaceutical products.
8. The following Article 39B be deleted: “Notwithstanding anything that may be contained in these Articles, Merlion shall have the right to recommend by written notice to the Company the removal of their nominee Director (or his/her alternate, as the case may be) at any time, and the appointment of another person in his/her place and to fill any vacancy in the office of such nominee Director/alternate Director.”
9. The following Article 55A be deleted: “Notwithstanding anything that may be contained in these Articles, at least 7 (seven) days notice of each Board meeting shall be given to Merlion’s nominee Director, in the event that the business to be transacted at such meetings includes any of the matters set out in Articles 80-A and 80-B of the Articles of the Company unless Merlion’s nominee Director agrees to a shorte~ notice. The agenda setting out in reasonable detail the items of business proposed to be transacted at such meetings of the Board (the “Agenda”) shall be sent to the Merlion nominee Director (and his/her alternate) at least 7 days before the date of each such meeting of the Board. In generaL, the items not specified in the Agenda may not be discussed at any Board meeting. However, in circumstances where the Chairman considers it fit and expedient to do so, items not specified in the Agenda may also be disclosed at a Board meeting so long as the same do not include any of the matters set out in Articles 80-A and 80-B of the Articles of the Company. For any matter other than the matters set out in Articles 80-A and 80-B of the Articles of the Company, the nominee Director of Merlion will also be duly informed of the agenda prior to the meeting of the Board. Quorum for Board meetings of the Company which deal with any of the matters set out in Articles 80-A and 80-B of the Articles of the Company shall require the presence of the Director nominated by Merlion. In the event that quorum is not present within half an hour of the time appointed for holding the meeting, for any reason whatsoever, the meeting shall stand adjourned to the same day in the next week (or such other later date as the Chairman may decide) at the same time and place and the Directors present at such adjourned meeting shall constitute a quorum provided that: a. written notice of the adjournment was given to the Merlion nominee Director and his/her alternate at their usual address for service of notices of Board meetings not less than five (5) days before the date of the adjourned meeting; b. no agenda items are considered at the adjourned meeting which were not on the Agenda for the meeting which was adjourned; and c. the requisite quorum as per the Act is present.”
10. The following Article 55B be deleted: “Notwithstanding anything that may be contained in these Articles, pursuant to a meeting convened in accordance with Article 55-A above, in the event that the Merlion nominated Director (and his/her alternate) choose to absent themselves from such adjourned meeting of the Board where their affirmative vote is required, then their affirmative vote and/or consent, as the case may be, to the resolutions to be tabled at the said meeting will, subject to the above Article 55-A, be deemed to have been given and the resolutions will be accordingly adopted by the Board and/or the Company as the case may be.”
11. The following Article 80A be deleted: “Notwithstanding anything that may be contained in these Articles, the Company shall, in respect of, (i) any amendment to its Memorandum and Articles of Association, (ii) vpluntary winding-up or dissolution, (iii) any merger or any acquisition that is greater than 10% of its market cap, (iv) any transfer of Promoter Shares in contravention of the Agreement, (v) any sale or disposal of its whole or any substantial assets, (vi) any change in its business other than healthcare and/or (vii) any delegation of any of these matters, obtain the affirmative vote of the nominee Director of Merlion at a meeting of the Board convened in accordance with Articles 55-A and 55-B, failing which the matters referred to in this Article 80-A shall not be put to vote at a shareholders meeting of the Company.”
12. The following Article 80B be deleted: “Notwithstanding anything that may be contained in these Articles, the Company shall, in respect of, (i) the appointment of any director other than Directors appointed by Promoters, nominee directors of financial institutions and Private Equity Investors, (ii) . any capital expenditure greater than 7.5% of sales or Rs.500 million whichever is higher in the aggregate in any financial year, (iii) the appointment of any relative as defined under the Act to the top 10 key management positions, (iv) any buy back of its shares, (v) the issuance of any equity or equity-linked instruments other than as set out in the Agreement, (vi) the appointment or changing of the “big four” statutory auditor and/or (vii) any delegation of the above matters, obtaining the Majority Affirmative Vote at a meeting of the Board convened in accordance with Article 55-A and 55-B of the Articles of Association of the Company, failing which the matters referred to in this Article 80-B shall not be put to vote at a shareholders meeting of the Company.”

PTC India Limited	PTCIN IN	B00L819 IN	9/28/2007	New Delhi
To receive, consider and adopt the Balance Sheet as at 31 March 2007, Profit & Loss Account for the year ended on that date, the Auditors’ report thereon and the Director’s Report for the Financial year 2006-7.
						Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri M. S Velma, who retires by rotation and is eligible for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri G. P. Gupta, who retires by rotation and is eligible for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri P. Abraham, who retires by rotation and is eligible for reappointment.	Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution for dividend for the Financial Year 2006-2007 as Special Resolution “RESOLVED THAT pursuant to Section 205 and other applicable provisions of the Companies Act 1956, dividend at the rate of 10% be and is hereby declared for the financial year 2006-07, out of the profits of the Company on the 15 crore equity shares of Rs. 10/- each fully paid up, aggregating to Rs. 1,50,00,00.000 to be paid as per the ownership as on closing hours on 14th September 2007”.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution for appointment and fixation of the remuneration for the Statutory Auditors for the Financial Year 2007-2008 as Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 224A of the Companies Act, 1956, M/s T. R. Chadha & Co. Chartered Accountants, B-30, Connaught Place, Kuthaila Building, New Delhi be and is hereby appointed as the Auditors of the Company for the Financial Year 2007-2008 to hold office from the conclusion of this Annual General Meeting till the conclusion of the next Annual General Meeting of the Company on such remuneration as may be determined by the Board of Directors of the Company. RESOLVED FURTHER THAT Board of Directors of the Company be and is hereby authorized to take necessary actions in this regard.”
						Mgmt.	NO	DNA	DNA

To appoint Shri R..G, Yadav (who in pursuance of section 260 of the Companies Act, 1956 was appointed as an Additional Director by the Board of Directors to hold the office of Director only up to the date of this meeting), as Director, as a nominee of Powergrid Corporation of India Limited (POWERGRID), in respect of whom the Company has received a notice in writing from a member proposmg his candidature for the office of Director and to move the following resolution as an ordinary Resolution: “RESOLVED THAT pursuant to Section 257 of the Companies Act, 1956, Shri R..G. Yadav be and is hereby appointed as a Director of the Company as a Nominee of Powergrid Corporation of India Limited (POWERGRID) and shall be liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass with or without modification (s), the following resolution for amendment to the Articles of Association of the Company as Special Resolution: “Resolved that pursuant to section 31 and other applicable provisions, if any, of the companies Act, 1956 and subject to such approvals as may be necessary from appropriate authorities and subject to such conditions! modifications, if any, as may be prescribed by the appropriate authorities in granting such approvals, which may be agreed to by the Board of Directors, the Articles of Association of the Company be and are hereby altered as follows:-
A. Article 10 of the Articles of Association of the Company be substituted by the following new Article 10:- Article -10 — Issue of shares
Issue of capital shall be made as per the provisions of the Act.
B. Article 13 (Further issue of capital) of the Articles of Association of the Company is deleted C. Article 113(i) of the Articles of Association of the Company be substituted by the following new article 113(i):- 113(i) — Nominee Directors
Any shareholder holding more than 10% shareholding of the Company shall be entitled to nominate a part-time Director on the Board of the Company by a notice in writing addressed to the Company. D. Article 135 (Restrictions on the power of the Board) of the Articles of Association of the Company is deleted.
E. Existing clauses of the Article 136 be deleted and existing Article 136 is substituted by the following:
Article — 136 — Approval Through Special Resolution
The following matters shall be decided in the General Body Meeting of the Company by passing special resolutions:-
(i) To sell or otherwise dispose of the whole or substantially the whole of the undertaking of the Company.
(ii) Any proposal to merge the Company with another economic organization.
F. Article 162 (Inspection of accounts or records by members) of Articles of Association of Company is deleted.
G. Article 178 (Promoters Agreement) of the Articles of Association of the Company be substituted by the following new Article 178.
After Incorporation, the Company shall adopt the Promoters Agreement executed among POWERGRID, NTPC and PFC on 8th April, 1998 for formation of this Company and supplement thereof dated 29th November, 2002. Upon adoption of the Promoters Agreement including any amendment thereto or supplement thereof, the Company shall be bound by the same and shall give effect to the terms thereof as by law permits except when there is any inconsistency between the provisions of Promoters Agreement (including its supplement) and Articles of Association, in which the provisions of the Articles of Association shall prevail.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification, the following resolution for augmentation of capital base of the Company as a special resolution:- “Resolved that in accordance with the provisions of Section 81(1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or re-enactment thereof) and in accordance with the provisions of the Memorandum and Article of Association of the Company and the regulations/ guidelines, if any, prescribed by the Securities and Exchange Board of India (SEBI) or any other relevant authorities from time to time, to the extent applicable and subject to such consents, permissions, sanctions and other such approvals as may be necessary and subject to such conditions and modifications as may be considered necessary by the Board of Directors (hereinafter referred to as “the Board” which term shall be deemed to include any Committee thereof/ Managing Director for the time being exercising the powers conferred on the Board by this resolution) or as may be prescribed or made, while granting such consents and approvals and which may be agreed to by the Board, the consent of the Company be and is hereby accorded to the Board to offer, issue and allot from time to time in one or more tranches, in the course of domestic/ international offerings to Domestic/ Foreign Institutional Investors, Companies, Corporate Bodies, Mutual Funds, Banks, Insurance Companies, Non-Resident Indians, Pension Funds, individuals, public at large, Qualified Institutional Buyers (as defined by the Securities and Exchange Board of India (DIP) Guidelines) or otherwise, whether shareholders of the Company or not, through a public issue and/ or on a private placement basis (including placement to Qualified Institutional Buyers under Chapter XIII A of SEBI DIP Guidelines), with or without any green shoe option, shares or any other permissible securities including but not limited to Global Depository Receipts, Foreign Currency Convertible Bonds
						Mgmt.	NO	DNA	DNA

(Hereinafter collectively referred to as “Securities”), for cash, at such price or prices, in such a manner and on such terms and conditions as the Board may, in its absolute discretion, decide at the time of issue of Securities. The total issue size raised through the aforesaid Securities should not exceed Rs. 1,200 crores or its equivalent at a price as may be determined by the Board of Directors after complying with the relevant guidelines.” To consider and if thought fit, to pass with or without modification(s), the following resolution for decision on shareholding level of PTC in PTC India Financial Services Limited (a Company promoted by PTC) as Ordinary Resolution: “RESOLVED THAT pursuant to the applicable provisions of Companies Act 1956 and Articles of Association of the Company, the consent be and is hereby granted that shareholding level of PTC in PTC India Financial Services Limited (PFS) be not less than 26%.”
						Mgmt.	NO	DNA	DNA
Sujana Towers Limited	SUTL IN	B23PHC6 IN	10/4/2007	Hyderabad
To receive, consider and adopt the audited balance sheet of the Company as at 30th June, 2007 and the profit and loss account for the period ended 30th June, 2007 and the Reports of the Directors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Y. S. Chowdary,who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint Auditors and to fix their remuneration and in this regard to consider and if thought fit, to pass, with or without modifications(s), the following resolution asan Ordinary Resolution:“RESOLVED that Mis. Price Waterhouse,Chartered Accountants, Hyderabad, be and are hereby appointed as Statutory Auditors of the Company, to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company on such remuneration as shall be fixed by the Board of Directors, in place of Mis T. Raghavendra & Associates,Chartered Accountants, who expressed their inability to continue as Statutory Auditors of the Company due to their pre-occupation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s) the following resolution as Ordinary Resolution. “RESOLVED that Shri K. S. Purohit who was appointed as an Additional Director of the Company with effect from 28.04.2007 and holds office upto the date of this Annual General Meeting of the Company, be and is hereby appointed as a Director of the Company under Section 257 of the Companies Act, 1956 who shall be liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To Consider and if thought fit, to pass with or without modification(s) the following resolution as Ordinary Resolution. “RESOLVED that Shri A. S. Anand Kumar who was appointed as an Additional Director of the Company with effect from 28.04.2007 and holds office upto the date of this Annual General Meeting of the Company, be and is hereby appointed as a Director of the Company under Section 257 of the Companies Act, 1956 who shall be liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To Consider and if thought fit, to pass with or without modification(s) the following resolution as Special Resolution. “RESOLVED that pursuant to the provisions of Sections 198, 269, 309, Schedule XIII and o.ther applicable provisions, if any, of the Companies Act, 1956 and subject to the approval of Central Government, if necessary, Shri G.Srinivasa Raju, Directorof the Company be and is hereby appointed as Managing Director of the Company for a period of 5 years w.e.f. 28.04.2007.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modificatlon(s) the following resolution as Special Resolution. “RESOLVED that Shri V.S.R Murthy who was appointed as an Additional Directpr of the Company with effect from 3rd September 2007 and holds office upto the date of this Annual General Meeting of the Company, be and is hereby appointed as a Directorof the Company under Section 257 of the CompaniesAct, 1956” “RESOLVED further that pursuant to the provisions of Sections 198,269, 309, Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956 and subject to the approval of Central Government, if necessary, Shri V.S.R Murthy, who was appointed as Director (Finance) of the Company with effect from 03.09.2007 be and is hereby appointed as Director (Finance) of the Company for a period of 5 years w.e.f. 03.09.2007.” “Resolved further that Shri V.S.R Murthy, be and is hereby entitled for the following remuneration: RS.24,00,000/- per annum payable on a monthly basis, with effect from the date of his appointment ie., 3rd September 2007. He is also entitled for all such types of perquisites as may be allowed under Companies Act, 1956.”
						Mgmt.	NO	DNA	DNA

To Consider and if thought fit, to pass with or without modification(s) the following resolution as Ordinary Resolution. “RESOLVED that Shri M. V. Bhaskara Rao who was appointed as an Additional Director of the Company with effect from 03.09.2007 and holds office upto the date of this Annual General Meeting of the Company, be and is hereby appointed as a Director of the Company under Section 257 of the Companies Act, 1956 who shall be liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as Special Resolution: “RESOLVED that pursuant to the provisions of Section 94 and other applicable provisions, if any, of the Companies Act, 1956 the Authorised Share Capital of the Company be increased from Rs.26,05,00,000/- (Rupees Twenty Six Crores Five Lakhs only) divided into 4,01,00,000 (Four Crores One Lakh only) Equity Shares of Rs.5/- (Rupees Five only) each and 6,00,000 Preference Shares of Rs.100/- (Rupees One Hundred Only) each to Rs.50,00,00,000/- (Rupees Fifty Crores only) . divided into 8,80,00,000 (Eight Crores and Eighty Lakhs only) Equity Shares of Rs.5/( Rupees Five only) each and 6,00,000 (Six Lakhs only) Preference Shares of Rs.100/( Rupees One Hundred only) each by further creation of 4,79,00,000 (Four Crores and Seventy Nine Lakhs only) Equity Shares of Rs.5/- (Rupees Five only) each.” “RESOLVED further that the Clause V(a) of the Memorandum of Association of the Company and Article No.3 of Articles of Association of the Company be altered as follows: “The Authorised Share Capital of the Company is Rs.50,00,00,000/- (Rupees Fifty Crores only) divided into 8,80,00,000 (Eight Crores and Eighty Lakhs only) Equity Shares of RS.5/ — (Rupees Five only) each and 6,00,000 (Six Lakhs only) Preference Shares of Rs.100/-(Rupees One Hundred only) each.”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass with or without modification(s), the following resolution as Ordinary Resolution: “RESOLVED that the consent of the Company be and is hereby granted in terms of Section 293(1)(a) and all other applicable provisions, if any,of the Companies Act, 1956 to the Board of Directors/Committee thereof to mortgage and/or charge, in addition to the mortgages/ charges created/to be created by the Company in such form and manner and with such ranking and at such time and on such terms as, the Board may determine, all or any of the moyable or immovable properties of the Company, both present and future and/or the whole or any part of the undertaking(s) of the Company together with the power to takeover the management of the business and concern of the Company in certain events of default in favour of any Bank(s) andlor Financial Institution(s) for securing the loans sanctioned or to be sanctioned by them as per the terms arid conditions stipulated in that behalf and agreed to between the Board of Directors or Committee thereof and the. respective Banks(s)/Financial Institution(s). “RESOLVED further that for the purpose of giving effect to this resolution, the Board/ Committee be and is hereby authorised to do all such acts, deeds, matters and things, as it may in its absolute discretion thinks necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in regard thereto.”
						Mgmt.	NO	DNA	DNA

To Consider and if thought fit, to pass with or without modification(s) the following resolution as Ordinary Resolution. “RESOLVED that in partial modification of the resolution passed at the Extra Ordinary General Meeting of the Members of the Company held on 27.04.2007, the consent of the Company under the provisions of section 293(1)(d) of the Companies Act, 1956 be and is hereby accorded to the Directors of the Company /Committee thereof to borrow monies from time to time, but so that the monies to be borrowed together with the monies already borrowed by the Company, for the time being (apart from temporary loans obtained from Company’s bankers in the ordinary course of business) may exceed the aggregate of the paid up capital of the Company and its free reserves that is to say reserves not set apart for any specific purpose, but shall not exceed the amount of Rs.500 Crores (Rupees Five Hundred Crores only) at anyone time.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modifications, the following resolution as Special Resolution: “RESOLVED that pursuant to Section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification (s) or re-enactments thereof, for the time being in force) and enabling provisions in the Memorandum and Articles of Association of the Company, Foreign Exchange Management Act, 2000, the Listing Agreement entered into by the Company with the Stock Exchanges where the Shares of the Company are listed and the prevailing Statutory guidelines and subject to the approval of the Financial Institutions (Fls), Securities and Exchange Board of India (SEBI), Reserve Bank of India (RBI) and all other concerned authorities, if any and to the extent necessary and such other approvals, permissions and sanctions as may be necessary and subject to that conditions and modifications as may be prescribed or imposed by any of them while granting such approvals, permissions and sanctions which may be agreed to, by the Board of Directors of the Company (hereinafter referred to as Board) and / or a duly authorized Committee thereof for the time being exercising the powers conferred by the Board, the consent of the Company be and is hereby accorded to the Board to create, issue, offer or allot either at par or at premium (issue price being not less than the price as arrived at), in accordance with the terms of Chapter XIII of SEBI (Disclosure and Investor Protection) Guidelines, 2000, either in for cash or for consideration other than cash or in satisfaction of a genuine debt, as may be deemed most appropriate by the Board, equity shares and / or convertible debentures (fully or partly) and / or, all or any of the aforesaid with or without detachable or non — detachable warrants and/or warrants of any nature compulsorily convertible into equity shares at a later date or any other financial instruments compulsorily convertible into equity at a later date and /or secured premium notes, and/or Floating Rate Notes/Bonds and/or any other financial instruments (hereinafter for brevity’s sake referred to as ·“Securities”) to be subscribed either in rupees/foreign currency(ies) as the Board at its sole discretion may at any time or times hereinafter decide which Securities when issued or allotted or converted in case of compulsorily convertible warrants would ultimately result in an increase in the paid up equity share capital of the Company upto an amount not exceeding Rs.4.00 Crores in addition to the existing paid up equity share capital of Rs.19.47 Crores to the existing members of the Company and / or promoter group members (which term shall include directors, promoter directors, their families, relatives, friends and associates) and lor non promoters and / or strategic investors and / ~r Financial Institutions /Banks either directly or through conversion of existing loans and / or interest on such loans whether resident in India (individuals as well as bodies corporate) or Non Resident Indians, Mutual Funds, Debenture holders, Employees, Foreign Institutional Investors(Flls), Companies, other entities/authorities and to such other persons whether through public issue, rights issue, private placement, exchange of Securities, conversion of loans or otherwise and for general corporate purposes including capital expenditures, working Capital requirements, strategic investments, any mergers, amalgamations, acquisitions, re<;:on structions or arrangements or any other re-organizations as the Board may deem fit and/or by anyone or more or a combination of the above modes/methods or otherwise and in one or more trenches, with or without voting rights in General Meetings/Class Meetings of the Company as may be permitted under the prevailing laws at such price or prices, or in such manner as the Board or Committee thereof may on its absolute discretion think fit in consultation with the lead managers, underwriters,advisors and such other persons and on such terms and conditions including the number of Securities to be issued, face value, premium, rate of interest, redemption period, manner of redemption, amount of premium on redemption, the number of equity shares to be allotted on conversion/ redemption/extinguishment of debts, exercise of rights attached with warrants, the ratio of exchange of shares and/or warrants and/or any other financial instrument, period of conversion fixing the record date or book closure and related or incidental matters”, “RESOLVED further that in the event of issue of equity shares and / or convertible warrants and / or any securities through preferential allotment, the relevant date for this purpose will be 4th September, 2007 as per the provisions of SEBI (Disclosure and Investor Protection) Guidelines, 2000 as amended from time to time”, “RESOLVED further that such of these Securities to be issued as are not subscribed may be disposed of by the Board/Committee thereof, to such persons and in such manner and on such terms as the Board or the Committee may in its all absolute discretion think most beneficial to the Company including offering or placing them with Banks / Financial Institutions /Investment Institutions / Mutual Funds / Foreign Institutional Investors or such other persons or otherwise as the Board or Committee thereof may in its absolute discretion decide”. “RESOLVED further that the consent of the Company be and is hereby given to the Board of Directors in terms of Section 293(1)(a) and all other applicable provisions, if any, of the Companies Act, 1956 to mortgage and/or charge in addition to the mortgages/charges created/to be created by the Company in such form and manner and with such ranking and at such time and such terms as the Board may determine, all or any of the movable or immovable properties of the Company, both present and future and/or the whole or any part of the undertaking(s) of the Company together with the power to take over the management of the business and concern of the Company in certain events of default in favour of the agents and Trustees/Lenders for securing the Securities (if they comprise fully/ partly secured Convertible Debentures and/ or secured Non Convertible Debentures with or without detachable or Non-Detachable warrants or secured premium notes, floating rate notes/bonds or other secured debt instruments) together with interest, further interest thereon, compound interest in case Of default, accumulated interest, remuneration of the Trustees, premium (if any) on redemption, all other costs, charges and expenses payable by the Company in terms of the Trust Deed/other documents to be finalised and executed between the Company and the agents and Trustees/Lenders and containing such specific terms and conditions and covenants in respect of enforcement of security as may be stipulated in that behalf and agreed to between the Board of Directors or Committee thereof and the agents and Trustees/Lenders” . “RESOLVED further that for the purpose of giving effect to this resolution, the Board/ Committee be and is hereby authorised to do all such acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in regard to the offer/issue, allotment and utilisation of the proceeds of issue of the securities and further to do all such acts, deeds, matters and things in respect of appointment of lead managers, registrars, bankers, trustees, agents, lenders, brokers and underwriters and to finalise and execute all such deeds, documents and writings as may be necessary, desirable or expedient as it may deem fit”.
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass with or without modifications, the following resolution as Special Resolution: “RESOLVED that pursuant to Section 81(lA) and other applicable provisions, if any, of the Companies Act, 1956 and Scheme of Arrangement and Amalgamation for Transfer of Towers Division of Sujana Metal Products Limited, Hyderabad to the Company, approved by the Hon’ble High Court of Andhra Pradesh vide its Order dated 10th April, 2007, which came into effect from 4th May 2007, (including any statutory modification (s) or re-enactments thereof, for the time being in force) and enabling provisions in the Memorandum and Articles of Association of the Company,Foreign Exchange Management Act, 2000, the Listing Agreement entered into by the Company with the Stock Exchanges where the Shares of the Company are listed and the prevailing Statutory guidelines and subject to the approval of the Financial Institutions (Fls), Securities and Exchange Board of India (SEBI), Reserve Bank of India (RBI) and all other concerned authorities, if any and to the extent necessary and such other approvals, permissions and sanctions as may be necessary and subject to that conditions and modifications as may be prescribed or imposed by any of them while granting such approvals, permissions and sanctions which may be agreed to, by the Board of Directors of the Company (herein after referred to as Board) and / or a duly authorized Committee thereof for the time being exercising the powers conferred by the Board, the consent of the Company be and is hereby accorded to the Board of Directors to issue and allot the Optionally Fully Convertible Debentures (OFCDs) (hereinafter for brevity’s sake referred to as “Securities”) worth of RS.800 Lakhs to IFCI Limited, Hyderabad, either at par or at premium (issue price being not less than the price as arrived at), in accordance with the terms of Chapter XIII of SEBI (Disclosure and Investor Protection) Guidelines, 2000, when converted into equity would ultimately result in an increase in the paid up equity share capital of the Company upto an amount not exceeding Rs.30 Lakhs in addition to the existing paid up equity capital of the Company, through conversion of existing loans sanctioned to Sujana Metal Products Limited which were transfered to Sujana Towers Limited pursuant to Scheme of Arrangement and Amalgamation for Transfer of Towers Division of Sujana Metal Products Limited, Hyderabad to the Company, as approved by the Hon’ble High Court of Andhra Pradeshvide its Order dated 10th April, 2007, which came into effect from 4th May 2007 and / or interest on such loans through private placement as preferential allotment as the Board may deem fit with or without voting rights in General Meetings/Class Meetings of the Company as may be permitted under the prevailing laws at such price or prices, or in ~uch manner as the Board or Committee thereof may on its absolute discretion think fit”, “RESOLVED further that the relevant date for the purpose of issue and allotment of OFCDs will be 4th September, 2007 as per the provisions of Chapter XIII of SEBI (Disclosure and Investor Protection) Guidelines, 2000 as amended from time to time” “RESOLVED further that for the purpose of giving effect to this resolution, the Board/ Committee be and is hereby authorised to do all such acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in regard to the offerlissue and allotment of the securities and further to do all such acts, deeds, matters and things and to finalise and execute all such deeds, documents and writings as may be necessary,desirable or expedient for the above purpose.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as Special Resolution: “RESOLVED that in accordance with the provisions of Section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956, Issue of Foreign Currency Convertible Bonds and Ordinary Shares (Through Depository Receipt Mechanism) Scheme, 1993, the Operative Guidelines for Disinvestment of shares by Indian Companies in the Overseas Market through issue of ADRs/ GDRs as notified by the Government of India, Ministry of Finance, Foreign Exchange Management Act, 1999 (including any statutory modification(s) or re- enactments thereof for the time being in force), and also provisions of any other applicable laws, rules and regulations (including any amendments thereto or re-enactments thereof for the time being in force) and the provisions in the Memorandum and Articles of Association of the Company and the Listing Agreements entered into by the Company with the Stock Exchanges where the Shares of the Company are listed and subject to other approvals, consents, permissions and sanctions of the Government of India, Reserve Bank of India, Securities and Exchange Board of India and all other appropriate and/or concerned authorities, and subject to such conditions and modifications, as may be prescribed by any of them in granting such approvals, consents, permissions and sanctions which may be agreed to by the Board of Directors of the Company (“Board”, which term shall be deemed to include any committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution), the consent of the members of the Company be and is hereby accorded to the Board of Directors to issue, offer and allot an international offerings any security including, Global Depository Receipts (GDRs) and/or American Depositary Receipts (ADRs) convertible into equity shares, Foreign Currency Convertible Bonds (FCCBs). warrants, convertible into depositary receipts with underlying equity shares/equity shares (herein after referred to as “securities”) for an aggregate sum of upto US$60 million or equivalent in Indian/or any other currency (ies) with such premium as may be appropriate, directly to foreign/ non-resident investors (where the institutions, bodies corporate, mutual funds, trusts, foreign institutional investors, banks and/or individuals or otherwise and whether or not such investors are members, promoters, directors or their relatives/associates, of the Company) without first offering to the existing shareholders, through public issues, private placements or a combination thereof at such time or times in such trenche or trenches at such price or prices, at such premium as may be appropriate to market price or prices in such manner and on such terms and conditions as may be decided by the Board, wherever necessary in consultation with the lead managers, underwriters, advisors or through the subsidiaries, including by way of the initial public offer in Euro, US or other countries, so as to enable the Company to get listed at any stock exchanges in India and/or outside India”. “InESOLVED further that for the purpose of giving effect to the above resolution, the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds and things as it may, in its absolute discretion deemed necessary or desirable and settle any question, difficulty or doubt that may arise in regard to the offer, issue and allotment of securities.” “RESOLVED further that the relevant date for the purpose of issue of securities in international offerings, including Global Depository Receipts (GDRs) and/or.American Depository Receipts (ADRs) convertible into equity shares, Foreign Currency Convertible Bonds (FCCBs), will be 4th September, 2007 as per the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (T hrough Depositary Receipt Mechanism) Scheme, 1993 as amended from time to time”, “RESOLVED further that the Board is hereby authorized to accept any modifications in the proposal as may be required by the authorities involved in such issues but subject to such conditions as the SEBI/GOI/RBI or such other appropriate authorities may impose at the time of their approval and as agreed to by the Board.” “RESOLVED further that without prejudice to the generality of the above, issue of securities in international offering may have all or any term or combination or terms in accordance with the international practices.” “RESOLVED further that the Board is also entitled to enter into and execute all such arrangements/ agreements with the lead managers /underwriters/ guarantors/ depositary (ies)/ custodians/ advisors/ registrars and all such agencies as may be involved including by way of payment of commission, brokerage, fees, expenses incurred in cash or otherwise in relation to the ‘issue of securities and other expenses, if any, or the like.” “RESOLVED further that the Company and/or any agency or body authorized by the Company may issue GDRs/ADRs/FCCBs and/or other form of securities mentioned hereinabove or bearer form with such features and attributes as are prevalent in capital markets for instruments of this nature and to provide for the tradability or free transferability thereof as per the prevailing practices and regulations in the capital markets.” “RESOLVED further that the securities issued in international offering shall be deemed to have been issued abroad in the markets and! or at the place of issue of the securities in the international markets and shall be governed by English or American law as may be decided by the board.” “RESOLVED further that the Board be and is hereby authorize to finalise the mode and the terms of issue and allot such number of equity shares/securities as may be required to be issued and allotted upon conversion of any securities referred to in paragraph (s) above as may be necessary in accordance with the terms of offering and all such shares will rank pari passu with the existing equity shares of the Company in all respect.” “RESOLVED further that the Boarddo open one or more bank accounts in the name of Company, including escrow account, special purpose accounts etc., in Indian currency or foreign currency (ies) which such bank or banks in India and/or such foreign countries as may be required in connection with the aforesaid issue/ offer, subject to requisite approvals from the RBI and other overseas regulatory authorities, if any.” “RESOLVED further that such of this securities as are not subscribed, may be disposed off by the Board in its absolute discretion ill such manner as the boa.rdmay deem fit.” “RESOLVED further that for the purpose aforesaid, the Board be and is hereby authorized to settle all questions, difficulties or doubts that may arise in regard to the issue, offer or allotment of securities and utilization of proceeds, as it may in its absolute discretion deemed fit without being required to seek any flJrtherconsent or approval of the members or otherwise to the end and intent that the members shall be deemed to have given their approval thereto expressly by the authority of the resolution.” “RESOLVED further that the Board be and is hereby authorized to delegate all or any of the powers herein conferred in such manner as they deem fit.”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Deccan Chronicle Holdings	DECH IN	B1TS6J2 IN	9/29/2007	Secunderabad	To receive, consider and adopt the Audited Balance Sheet as at March 31, 2007 and Profit and Loss Account on that date and the reports of the Board of Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA

To consider and approve the recommendation of the Board of Directors for treating the Interim Dividend of 50% declared and paid by the Company during the year as the Final Dividend for the financial year 2006-07.
						Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. G Kumar who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. E Venkatram Reddy who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint auditors and to fix their remuneration and in this regard, to consider and if thought fit. to pass with or without modification(s), the following resolution as an Ordinary Resolution: To appoint Mis. CB. Mouli & Associates, Chartered Accountants, the retiring auditors, as Statutory Auditors of the Company to hold office from the conclusion of this meeting till the conclusion of next Annual General Meeting and to authorize the Board to fix their remuneration.
						Mgmt.	NO	DNA	DNA

To appoint auditors and to fix their remuneration and in this regard, to consider and if thought fit. to pass with or without modification(s), the following resolution as an Ordinary Resolution: To appoint Mis. CB. Mouli & Associates, Chartered Accountants, the retiring auditors, as Statutory Auditors of the Company to hold office from the conclusion of this meeting till the conclusion of next Annual General Meeting and to authorize the Board to fix their remuneration. hereby accorded to the revision in the salary and reappointment of Mr. T Venkattram Reddy, Chairman from Rs. 180 lakhs per annum to Rs. 250 lakhs per annum for the period from 1.9.2006 to 31.08.2011.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to alter and vary any of the terms and conditions relating to the remuneration payable to Mr. T Venkattram Reddy within the limits specified under the provisions of the Companies Act, 1956.”
						Mgmt.	NO	DNA	DNA

Increase in remuneration upon re-appointment and change in designation of Mr. T Vinayak Ravi Reddy: To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII of the Act and subject to such approvals, if any, consent · of the Company be and is hereby accorded a) to the revision in the salary and re-appointment of Mr: T Vinayak Ravi Reddy, Managing Director from Rs.·180 lakhs per annum to Rs. 250 lakhs per annum for the period from 1.9.2006 to 31.08.2011. b) to re-designate Mr. T Vinayak Ravi Reddy, Managing Director as Vice Chairman (an Executive Position) for the remaining tenure of his office (w.e.f. 27.04.2007) and with the other terms and conditions of his appointment and remuneration remain unchanged.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to alter and vary any of the terms and conditions relating to the remuneration payable to Mr. T Vinayak Ravi Reddy within the limits specified under the provisions of the Companies Act, 1956.”
						Mgmt.	NO	DNA	DNA

Increase in remuneration upon re-appointment and change in designation of Mr. P K Iyer: To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Sections 198, 269, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII of the Act and subject to such approvals, if any, consent of the Company be and is hereby accorded a) to the revision in the salary and re-appointment of Mr. P K Iyer, Executive Director from Rs. 180 lakhs per annum to Rs. 250 lakhs per annum for the period from 1.9.2006 to 31.08.2011. b) to re-designate Mr. P K Iyer, Executive Director as Managing Director for the remaining tenure of his office (w.e.f. 27.04.2007) and with the other terms and conditions of his appointment and remuneration remain unchanged.” “RESOLVED FURTHER THAT the Board be and is hereby authorised to alter and vary any of the terms and conditions relating to the remuneration payable to Mr. P K Iyer within the limits specified under the provisions of the Companies Act, 1956.”
						Mgmt.	NO	DNA	DNA

Authorizing the Board to borrow in excess of paid-up capital and free reserves: To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT the consent of the shareholders be and is hereby accorded to the Board of Directors of the Company under section 293(1) (d) of the Companies Act, 1956, to borrow a“nysum or sums of monies from time to time from Banks or Financial Institutions or Body Corporate or Mutual Funds or others whether by way of debentures, cash credit, advance or deposits, loans or bill discounting etc. not withstanding the money or monies to be borrowed, together with the monies already borrowed by the Company (apart from temporary loans obtained from the Company’s bankers in the ordinary course of business) may exceed the aggregate of the paid up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purposes, provided however that the total amounts so borrowed shall not exceed Rs. 1000 Crores (Rupees One Thousand Crores Only).” “RESOLVED FURTHER THAT the Board of Directors be and are hereby authorised to do and perform all such acts, deeds and things as may be necessary, desirable or expedient to give effect to this resolution.”
						Mgmt.	NO	DNA	DNA

Alteration of article with respect to Common Seal of the company. To consider and, if thought fit, to pass, with or without modification, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 31 and other applicable provisions of the Companies Act, 1956, Article 145 of the Articles of Association of the Company be and is hereby altered and substituted as follows: The seal shall not be affixed except by the authority of a resolution of the Board or a Committee of Directors and in the presence of one Director in whose presence the Seal shall have been affixed and countersigned by Managing Director or Secretary or such other person as may from time to time be authorised by the Managing Director or by the Board provided nevertheless that any instrument bearing the seal of the Company and issued for valuable consideration shall be binding on the Company not withstanding any irregularity touching the authority of the Director to issue the same.”
						Mgmt.	NO	DNA	DNA
HBL Power Systems Limited	HBPS IN	B03D005 IN	9/26/2007	Hyderabad
To receive, consider and adopt the Audited Balance Sheet as at 31st March 2007 and the Profit and Loss Account for the year ended on 31st March 2007, together with the Director’s Report and the Auditors’ Report thereon.
						Mgmt.	NO	DNA	DNA
					To declare dividend for the year ended March 31, 2007.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Ms. Kavita Prasad who retires by rotation and being eligible offers herself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. M S Ramakrishna who retires by rotation and being eligible offers herself for reappointment.	Mgmt.	NO	DNA	DNA

To appoint Auditors for the year 2007-08 till the conclusion of the next Annual General Meeting and to authorize the Board to fix their remuneration M/s Satyanarayana & Co., Chartered Accountants the retiring auditors are eligible for reappointment.
						Mgmt.	NO	DNA	DNA
					To appoint Mr. S N Rajesh as Director of the Company.	Mgmt.	NO	DNA	DNA
					To appoint Mr. J K Verma as Director of the Company.	Mgmt.	NO	DNA	DNA
					To ratify the appointment of Mr. J K Verma as Whole Time Director.	Mgmt.	NO	DNA	DNA
					To revise the borrowing powers of the Board	Mgmt.	NO	DNA	DNA
					To increase authorised share capital of the Company.	Mgmt.	NO	DNA	DNA
					To amend Clause V of the Memorandum of Association	Mgmt.	NO	DNA	DNA
					To amend the Articles of Association	Mgmt.	NO	DNA	DNA
					To issue Foreign Currency Convertible Bonds	Mgmt.	NO	DNA	DNA
Monnet Ispat & Energy Limited	MISP IN	6327372 IN	9/28/2007	Chhettisgerh	To consider and adopt the Audited Balance Sheet as at 31st March 2007, Profit and Loss Account for the year ended on that date, along with the Report of Directors and the Auditors thereon.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri M. S Gujrat who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri V. N. Kedia who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To confirm payment of two interim dividends of 20% and 25%, declared on 30-10-2006 and 15-3-2007 respectively for the financial year 2006-07.	Mgmt.	NO	DNA	DNA
					To appoint auditors and fix their remuneration.	Mgmt.	NO	DNA	DNA
Easun Reyrolle Limited	ERR IN	B15CXR5 IN	9/28/2007	Chennai	To consider and adopt the Directors’ Report, Audited Profit and Loss Account for the year ended 31st March 2007, and the Balance Sheet as at 31st March 2007 and the Auditors’ Report thereon.	Mgmt.	NO	DNA	DNA
					To declare Dividend.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Hari Eswaran who retires by rotation and is eligible for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Dr. S Ramani who retires by rotation and is eligible for reappointment.	Mgmt.	NO	DNA	DNA

To appoint Auditors to hold office till the conclusion of the next Annual General Meeting and to fix their remuneration. M/s Brahmayya & Co and M/s R Subramanian & Co the retiring Auditors are eligible for re-appointment.
						Mgmt.	NO	DNA	DNA
					Raising long term funds	Mgmt.	NO	DNA	DNA
					Increase in borrowing limits	Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

SREI Infrastructure Finance Limited	SREI IN	6296212 IN	10/15/2007	Kolkata
To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: Issue of Securities by way of Preferential allotment on private placement basis : “RESOLVED THAT in accordance with the provisions of Section 81 (1A) and all other applicable provisions, if any, of the Companies Act, 1956, (including any amendment thereto or re-enactment thereof) and relevant enabling provisions of Memorandum and Articles of Association of the Company and the Listing Agreements entered into by the Company with Stock Exchanges where the shares of the Company are listed and Chapter XIII of the Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000 as amended and subject to any approval, consent, permission and/or sanction of the appropriate authorities (hereinafter collectively referred to as “the appropriate authorities”) and subject to such conditions as may be prescribed by any of them while granting any such approval, consent, permission and/or sanction (hereinafter referred to as ''the requisite approvals”), and which may be agreed to by the Board of Directors of the Company (hereinafter called “the Board” which term shall be deemed to include any committee which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution with power to delegate such authority to such persons as the Board may deem fit and substitute such authority), the Board be and is hereby authorised to create, offer, issue and allot, from time to time in one or more tranches, upto 2,50,00,000 Equity Shares and/or warrants entitling to apply for Equity shares or other securities convertible into or exchangeable with equity shares (hereinafter referred to as the “Securities”) to be subscribed by bodies corporate, individuals or other entities forming part of the Promoters’ Group, whether or not such investors are Members of the Company, under a preferential issue through offer letter and/or circular and/or information memorandum and/or such other documents / writings, in such a manner and on such terms and conditions as may be determined by the Board in its absolute discretion, provided that the price of the Equity shares so issued or arising out of warrants shall be RS.100/- (including a premium of Rs. 90/-) per Equity share of RS.10/- each which is in excess of the price determined with respect to the Relevant Date i.e. September 15, 2007 in accordance with the Guidelines for Preferential Issues contained in Chapter XIII ofthe Securities and Exchange Board of Indiq.(Disclosure and Investor Protection) Guidelines, 2000; RESOLVED FURTHER THAT the Equity shares so issued and allotted directly and/or as a result of conversion of such warrants in terms of this resolution shall rank pari passu in all respects with the then existing Equity shares of the Company in all respects; RESOLVED FURTHER THAT for the purpose of giving effect to the above, the Board be and is hereby authorised on behalf of the Company to take all actions and do all such deeds, matters and things as it may, in its absolute discretion, deem necessary, desirable or expedient to the issue or allotment of aforesaid Securities and listing thereof with the Stock Exchange(s) as appropriate and to resolve and settle all questions and difficulties that may arise in the proposed issue, offer and allotment of any of the said Securities, utilisation of the issue proceeds and to do all acts, deeds and things in connection therewith and incidental thereto as the Board in its absolute discretion deem fit, without being required to seek any further consent or approval of the Members or otherwise to the end and intent that they shall be deemed to have given their approval thereto expressly by the authority of this resolution; RESOLVED F URTHER THAT the Board be and is hereby authorized to delegate all or any of its powers herein conferred to Committee of Directors and/or the Chairman and/or the Managing Director and/or any Executive Director and/or any Director of the Company-along. with the authority to these entities to further delegate all or any of such powers to anyone or more executives of the Company in order to give effect to the aforesaid resolution.”
						Mgmt.	NO	DNA	DNA
Bharti Airtel Limited	BHARTI IN	6442327 IN	10/24/2007	Postal ballot
To consider and if thought fit, to pass the following resolution as a SPECIAL RESOLUTION:
Amendment of ESOP Scheme I “Resolved that in accordance with Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines 1999, as amended, and any other laws for the time being in force, consent of the members of the Company be and is hereby accorded for amendment in Bharti Airtel Employee Stock Option Scheme — I (ESOP Scheme I) by substituting the existing clause 12 relating to tax liabilities by the following clause:
12 TAX LIABILITIES’ 12.1 In the event of any tax liability or any other levies including Fringe Benefit Tax (FBT) arlsmg on account of the issue of options and / or allotment or transfer of the shares to the employee, the liability shall be that of the employee alone and shall be paid/reimbursed by the employee when due. The Company shall be entitled to recover taxes so levied from the concerned employees. 12.2 All tax liabilities arising on disposal of the equity shares after exercise of options shall be borne by the employee. Resolved further that for the purpose of giving effect to the above resolution, the Board (including any committee thereof) be and is hereby authorized to do all such acts, deeds, matters and things as may be necessary or expedient in this regard.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit to pass the following resolution as a SPECIAL RESOLUTION:
Amendment of ESOP Scheme 2005 “Resolved that in accordance with Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines 1999. as amended, and any other laws for the time being in force, consent of the members of the Company be and is hereby accorded for amendment in Bharti Airtel Employee Stock Option Scheme — 2005 (ESOP Scheme 2005) by substituting the existing clause, 19.1 relating to tax liability by the following clause:
19.1 In the event of any tax liability or any other levies including Fringe Benefit Tax (FBT) levied by the government. arising on account of the issue of options and / or allotment or transfer of the shares to the employee, the liability shall be that of the employee alone and shall be paid / reimbursed by the employee when due. The Company sball be entitled to recover taxes as may be incurred by it with respect to such employee.
						Mgmt.	YES	FOR	FOR
Jaiprakash Associates Limited	JPA IN	B01GVY7 IN	10/12/2007	Postal ballot
Resolved further that for the purpose of giving effect to the above resolution, the Board (including any committee thereof) be and is hereby authorized to do all such acts, deeds, matters and things as may be necessary or expedient in this regard.” Buy Back of Eight Crores Equity Sares of Jaiprakash Power Ventures Limited by the Company from ICICI Bank Ltd. “Resolved that pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956 and subject to the approvals of Financial Institutions and such other approvals as may be required, the Board of Directors of the Company be and is hereby authorized to make an investment of up to Rs. 92 Crores (Rupees Ninety Two Crores only) to buy back up to 8,00,00,000 fully paid Equity Shares of Rs. 10/- each of Jaiprakash Power Ventures Limited at a price as may be determined in terms of the Shareholders’ and Buy Back Agreement dated 23rd July, 2005 read with its addendum dated 27th March, 2006, between the Company and ICICI Bank Ltd., notwithstanding the fact that the aggregate of the investments so far made, securities so far provided, loans/ guarantees so far given by the Company along with the proposed investment may exceed 60% of the paid-up capital and free reserves of the Company or 100% of its free reserves, whichever is more.” “Resolved further that the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds, matters and things and to settle any question, difficulty or doubt that may arise in this regard and give such directions, as it may, in its absolute discretion, deem expedient, desirable and necessary including delegating all or any of the powers herein conferred to any Committee of Directors or Executive Chairman or any Whole-time Director or any Director(s) or any other Officer(s) of the Company, to give effect to this Resolution.”
						Mgmt.	YES	FOR	FOR
Network 18 Fincap Limited	NETF IN	B1JRSG0 IN	10/29/2007	Postal ballot
To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT subject to the consents, approvals and permissions being obtained from appropriate authorities to the extent applicable or necessary, consent of the Company be and is hereby given pursuant to the Section 293(1) (a) of the Companies Act, 1956, for transfer ofthe Studio 18 Undertaking of the Company comprising of the business of film production, distribution, marketing, acquisition of worldwide distribution rights, to MTV Networks India Pvt Ltd as a slump sale on a going concern basis under a Business Transfer Agreement executed between your Company and MTV Networks India Pvt Ltd on September 15, 2007, on such terms and conditions as decided by the Board of Directors (hereinafter referred to as “the Board” which term shall include any Committee thereof) and contained in the Business Transfer Agreement and disclosed in the Explanatory Statement. RESOLVED FURTHER THAT the Managing Director, any Director and the Company Secretary of the Company be and are hereby severally authorized to complete the transfer of the Studio 18 Undertaking and such modifications as may be required by any of the concerned authorities or which it may deem to be in the interest of the Company and to do all acts, deeds, matters and things as may be deemed necessary and/ or expedient in the interest of the Company.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED THAT consent of the Company be and is hereby given pursuant to the provisions of Section 21 and other applicable provisions of the Companies Act, 1956 (including any statutory modifications or re-enactment thereollor the time being in force) or any other law for the time being in force and subject to the approval of the Central Government, Reserve Bank of India or any other authority as may be required, the name of the Company be changed from Network 18 Fincap Limited to ‘Network 18 Media & Investments Limited’ and accordingly, the name Network 18 Fincap Limited wherever it occurs in the Memorandum and Articles of Association of the Company be substituted by new name i.e. Network 18 Media & Investments Limited .• RESOLVED FURTHER THAT Mr. Raghav Bahl, Managing Director, Mr. Sanjay Ray Chaudhuri, Director and Ms. Shilpa Aggarwal, Company Secretary of the Company be and are hereby severally authorized to do all such act(s), deed(s), matter(s) and thing(s) as may be required to give effect to the aforesaid change of name of the Company and to delegate all or any of the power(s) hereby conferred to such officer(s) of the Company or any consultant(s) as the aforesaid signatories, in their absolute discretion, deem necessary, appropriate, expedient or desirable to give effect to the said change of name or otherwise considered to be in the best interest of the Company.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 17 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modifications or re-enactment thereof for the time being in force), and subject to the necessary approvals, if any, in this regard from appropriate authorities, and subject further to such other term(s), condition(s), stipulation(s), alteration(s), amendment(s) or modification(s) as may be required, specified or suggested by any of such appropriate authorities; which term(s), condition(s), stipulation(s), alteration(s), amendment(s) or modification(s), the Board of Directors (herein after referred to as “the Board”, which term shall include any of its duly authorized Committee or any authorized officer) are hereby authorized to accept, as it may deem fit, consent of the members of the Company be and is hereby accorded for alteration of the existing Object clause of the Memorandum of Association of the Company in the following manner: The following new clause (SA to SF) be inserted after the clause (5) under the Main Object clause of the Company, i.e. as Clause III A of the Memorandum of Association ‘5A To carry on the business in India and abroad as Professional Conference Organizers (PCO), to conduct business of conferences, Exhibitions, Seminars and conventions for self and other(s) and to provide su{:’port seNices for organizing the said business and to acquire, purchase, sale, import or export, tet on hire, install for that purposes various things, equipments and systems, viz., Exhibitions display panels & board, Audio-Visual systems, conference kits, guides, Transport and traveling equipments & vehicles or any other device or systems to execute the said business. 58 To carry on the business of consultancy as professional exhibitions and conference organizers both in India and abroad. 5C To organize any Event or to manage any type of event in India or abroad for self or for others and to provide all kinds of services for the facilitation of such Event. 50 To prepare, develop, design and manufacture novelties and advertising material for business of advertisers and to purchase, take on lease, hire, give or otherwise acquire convention centres, halls, Exhibition sites, equipments & materials of all types in connection with the business of the company as referred to in sub-cluase (5A) to (5C) above. 5E To undertake travel, transport, designing or printing in connection with the business of the company as referred to in sub clause (5A) to (5C) above. 5F To organize stage shows, cultural programmes dancing floors, film shows, and other entertainment activities’ RESOLVED FURTHER THAT the existing Memorandum of Association of the Company, duly modified as aforesaid, or as suggested by any appropriate authority and accepted by the Board, be and is hereby adopted as the Memorandum of Association of the Company. RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, Mr. Raghav Bahl, Managing Director, Mr. Sanjay Ray Chaudhuri. Director and Ms. Shilpa Aggarwal, Company Secretary, be and are hereby authorized severally to do all such act(s), deed(s), matter(s) and thing(s) as may be deemed necessary and settle any or all questions! mailers arising with respect to the above matter, and to execute all such deed(s), document(s). agreement(s) and writing(s) as may be necessary for the purpose of giving effect to this resolution, take such further incidental and ancillary steps in this regard, as may be considered desirable or expedient by the Board in the best interest of the Company and its shareholders.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the applicable provisions, if any, of the Companies Act, 1956 (“the Act) including any amendments thereto, and in terms of the Memorandum and Articles of Association of the Company, the Securities and Exchange Board of India (Employee Stock Option Scheme and Employees Stock Purchase Scheme) Guidelines, 1999 (hereinafter referred to as “the Guidelines”), Employee Stock Option Plans (hereinafter referred to as “ESOP Plans”) prepared in accordance with the Guidelines and any other law in force, and subject to any such other approvals, consents, permissions and sanctions as may be required from appropriates authorities or bodies, and subject to such conditions and modifications, as may be considered necessary by the Board of Directors of the Company (hereinafter referred to as “the Board” which term shall include any Committee including ESOP Compensation Committee of the Board or Remuneration Committee), or as may be prescribed while granting such approvals, consents, permissions and sanctions, which may be accepted by the Board in its sole discretion, the consent of the Company be and is hereby accorded to the 6. Board for cancellation of 2,968,424 un-granted options under the various ESOP Plans (previously approved by the Company) as detailed in the Explanatory Statement and effective from the date of approval of the resolution by the Company. RESOLVED FURTHER THA Tlor the purpose of giving effect to the aforesaid and to settle any question, difficulty or doubt that may arise in this regard, Mr. Raghav Bahl, Managing Director, Mr. Sanjay Ray Chaudhuri, Director and Ms. Shilpa Aggarwal, Company Secretary, be and are hereby authorized severally to do all such act(s), deed(s), matter(s) and ti’ling(s) and execute all such documents, instruments, and writings as they may in their sole and absolute discretion deem fit, necessary or expedient.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of section 81(1A), and all other applicable provisions, if any, of the Companies Act, 1956 (“the Act”) including any amendments thereto, and in terms of the Memorandum and Articles of Association of the Company, the Securities and Exchange Board of India (Employee Stock Option Scheme and Employees Stock Purchase Scheme) Guidelines, 1999 (hereinafter referred to as ''the Guidelines”) and any other law in force, and subject to any such other approvals, consents, permissions and sanctions as may be required from appropriate authorities or bodies, and subject to such cond~ions and modifications, as may be considered necessary by the Board of Directors of the Company (hereinafter referred to as “the Board” and which term shall include any Committee of the Board including ESOP Compensation Committee or Remuneration Committee), or as may be prescribed while granting such approvals, consents, permissions and sanctions, which may be accepted by the Board in its sole discretion, the consent of the Company be and is hereby accorded to the Board to offer, grant and issue in one or more tranches an aggregate of 2,968,424 options, to such employees of the Company, whether working in India or out of India and Directors of the Company whether Whole-time Directors or otherwise (hereinafter collectively referred to as the “Employees”), as may be decided by the Board under the ‘Network18 Employees Stock Option Plan 2007’ (“ESOP 2007” or “Scheme”) of the Company on such terms and conditions as determined by the Board in accordance with the Guidelines or other applicable provisions of any law as may be prevailing at that time. Each option shall be exercisable for one Equity Share of Rs. 5/- each fully paid up on payment for such shares at a price as’given in ESOP 2007. RESOLVED FURTHER THAT the Board be and is hereby authorized to formulate, evolve, decide upon and bring into effect ESOP 2007 on such terms and conditions as contained in the Explanatory Statement and to make any modification(s), change(s), variation(s), alteration(s) or revision(s) in the terms and conditions of ESOP 2007 from time to time including but not limited to, amendment(s) with respect to Vesting Period and Schedule, Exercise Price, Exercise Period,.eligibility criteria or to suspend, withdraw, terminate or revise ESOP 2007. RESOLVED FURTHER THAT out of above 2,968,424 options not more than 300,000 options may be granted to Non-Executive Directors, including Independent Directors in any Financial Year and if the above mentioned 300,000 options not granted to Non-Executive Directors, including Independent Directors in any Financial Year, the same will be offered to the employees of the Company. RESOLVED FURTHER THAT the Equity Shares under ESOP 2007 may be allotted through an existing Trust or Trust which may be set up in any permissible manner and that it may also envisage for providing any financial assistance to the Trust to enable the Trust to acquire, purchase or subscribe the Equity Shares of the Company. RESOLVED FURTHER THAT the Equity Shares to be issued and allotted by the Company in the manner aforesaid shall · rank pari passu in all respects with the then existing Equity Shares of the Company. RESOLVED FURTHER THAT Mr. Raghav Bahl, Managing Director, Mr. Sanjay Ray Chaudhuri, Director and Ms. Shilpa Aggarwal, Company Secretary be and are hereby severally authorized to take necessary steps for the listing of the Equity Shares allotted under ESOP 2007 on the Stock Exchanges where the Equity Shares of the Company are listed as per the provisions of the Listing Agreements entered with the concemed Stock Exchanges and oltJer applicable guidelines, rules and regulations. RESOLVED FURTHER THAT for the purpose of giving ef fect to the aforesaid matter, Mr. Raghav Bahl, Managing Director, Mr. Sanjay Ray Chaudhuri, Director and Ms. Shilpa Aggarwal, Company Secretary of the Company be and are hereby severally authorized to do all such act(s), deed(s), matter(s) and thing(s) as may be necessary or expedient and to settle any questions, difficulties or doubts that may arise in this regard at any stage including at the time of listing of the Securities, without requiring any further consent or approval of the members of the Company in this regard.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of section 81(1A), and all other applicable provisions,if any, of the Companies Act, 1956 (“the Acr) including any amendments thereto, and in terms of the Memorandum and Articles of Association of the Company, the Securities and Exchange Board of India (Employee Stock Option Scheme and Employees Stock Purchase Scheme) Guidelines, 1999 (hereinafter referred to as “the Guidelines”) and any other law for the time being in force, and subject to any such other approvals, consents, permissions and sanctions as may be required from appropriate authorities or bodies, and subject to such conditions and modifications, as may be considered necessary by the Board of Directors of the Company (hereinafter referred to as “the Board” and which term shall include any Committee of the Board including ESOP Compensation Committee or Remuneration Committee), or as may be prescribed while granting such approvals, consents, permissions and sanctions, which may be accepted by the Board in its sole discretion, the consent of the Company be and is hereby accorded to the Board to offer, grant and issue in one or more tranches an aggregate of 2,968,424 options, to such employees of the Holding and/or Subsidiary Company{ies),whether working in India or out of India and Directors of the Holding and Subsidiary Company whether Whole time Directors or otherwise (hereinafter collectively referred to as the “Employees”), as may be decided bylhe Board under the ‘Network18 Employees Stock Option Plan 2007’ (“ESOP 2007 or Scheme”) of the Company on such terms and conditions as determined by the Board in accordance with the Guidelines or other applicable provisions of any law as may be prevailing at that time. Each option shall be exercisable for one Equity Share of Rs. 5/- each fully paid up on payment for such shares at a price as given in ESOP 2007. RESOLVED FURTHER THAT the Board be and is hereby authorized to formulate, evolve, decide upon and bring into effect ESOP 2007 on such terms and conditions as contained in the Explanatory Statement and to make any modification(s), change(s), variation(s), alteration(s) or revision(s) in the terms and conditions of ESOP 2007 from time to time including but not limited to, amendment(s) with respect to Vesting Period and Schedule, Exercise Price, Exercise Period, eligibility criteria or to suspend, withdraw, terminate or revise ESOP 2007. RESOLVED FURTHER THAT the Equity Shares under ESOP 2007 may be allotted through an existing Trust or Trust which may be set up in any permissible manner and that it may also envisage for providing any
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

financial assistance to the Trust to enable the Trust to acquire, purchase or subscribe the Equity Shares of the Company. RESOLVED FURTHER THAT out of above 2,968,424 options not more than 300,000 options may be granted to Non-Executive Directors, including Independent Directors in any Financial Year and if the above mentioned 300,000 options not granted to Non-Executive Directors, including Independent Directors in any Financial Year, the same will be offered to the employees of the Company. RESOLVED FURTHER THAT the Equity Shares to be issued and allotted by the Company in the manner aforesaid shall rank pari passu in all respects with the then existing Equity Shares of the Company. RESOLVED FURTHER THAT Mr. Raghav Bahl, Managing Director, Mr. Sanjay Ray Chaudhuri, ‘Director and Ms. Shilpa Aggarwal, Company Secretary be and are hereby severally authorized to take necessary steps for the listing of the Equity Shares allotted under ESOP 2007 on the Stock Exchanges where the Equity Shares of the Company are listed as per the provisions of the Listing Agreements entered with the concerned Stock Exchanges and other applicable guidelines, rules and regulations. RESOLVED FURTHER THAT for the purpose of giving effect to the aforesaid matter, Mr. Raghav Bahl, Managing Director, Mr. Sanjay Ray Chaudhuri, Director and Ms. Shilpa Aggarwal, Company Secretary of the Company be and are hereby severally authorized to do all such acts, deeds, matters and things as may be necessary or expedient and to settle any questions, difficulties or doubts that may arise in this regard at any stage including at the time of listing of the Securities, without requiring · the Board to secure any further consent or approval of the members of the Company in this regard.”

To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the Securities and Exchange Board Of India (Employee Stock Option scheme and Employee Stock Purchases Scheme) Guidelines, 1999 (hereinafter referred to as ‘the Guidelines’) and any amendment thereto, the consent of the Company be and is hereby accorded to the Board to create and offer more than 1% but of the issued capital of the Company to any employee or Director of the Company or employee or Director of the subsidiary companies under the Network 18 Employees Stock Option Plan 2007 of the Company under the terms and conditions of the said Plan. RESOLVED FURTHER THAT for the purpose of giving effect to the above Resolution, the Mr. Raghav Bahl, Managing Direc;tor, Mr. Sanjay Ray Chaudhuri, Director and Ms. Shilpa Aggarwal, Company Secretary of the Company be and are hereby severally authorized to do all such acts, deeds, matters and things and execute all such document, instruments and writings as it may in its sole and absolute discretion deem necessary and expedient and to settle any question, difficulty of doubt that may arise in regard thereto.”
						Mgmt.	YES	FOR	FOR
United Phosphorus Ltd	UNTP IN	B0L0W35 IN	10/11/2007	Gujarat
To consider and if thought fit, to pass, with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT in accordance with the provisions of Section 16, 94 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modifications or re-enactment thereof, for the time being in force), the Authorised Share Capital of the Company be and is hereby increased from Rs.200,00,00,000/- (Two Hundred Crores) divided into 27,50,00,000 (Twenty Seven Crores Fifty Lacs) Equity Shares of Rs.2/-(Rupees Two) each, 1,40,00,000 (One Crore FortyLacs) Preference Shares of RS.100/- (Rupees 0ne Hundred) each and 50,00,000 (Fifty Lacs) Preference Shares of RS.10/- each to Rs.300,00,00,000/- (Rupees Three Hundred Crores ) divided into 77,50,00,000 (Seventy Seven Crores Fifty Lacs) Equity Shares of Rs.2/- (Rupees Two) each, 1,40,00,000 (One Crore Forty Lacs) Preference Shares of RS.100/- (Rupees One Hundred) each and 50,00,000 (Fifty Lacs) Preference Shares of Rs. 10/ - each and consequently the existing Clause V of Memorandum of Association of the Company relating to Share Capital be and is hereby altered by deleting the same and substituting in its place and stead the following as new Clause V... V. ‘The Authorised Capital of the Company is Rs.300,00,00,000/- (Rupees Three Hundred Crores ) divided into 77,50,00,000 (Seventy Seven Crores Fifty Lacs) Equity Shares of RS.2/- (Rupees Two) each, 1,40,00,000 (One Crqre Forty Lacs) Preference Shares of RS.100/- (Rupees One Hundred) each and 50,00,000 (Fifty Lacs) Preference Shares of RS.10/- each with power to increase or reduce the capital of the Company and to divide the shares in the capital for the time being into several classes and to attach thereto respectively such rights as may be determined by or in accordance with the Articles of Association of the Company and to vary, modify, amalgamate or abrogate any such rights in such manner as may for the time being be provided in the Articles of Association of the Company.’’’
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass, with or without modification(s), the following Resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 31 and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force), the Articles of Association of the Company be and is hereby altered as under: Existing Article No.3 of the Articles of Association of the Company, be and is hereby deleted and be substituted by the following Article: 3. ‘The Authorised Share Capital of the Company is RS.300,00,00,000/-(Rupees Three HUndred Crores) divided into 77,50,00,000 (Seventy Seven Crores Fifty Lacs) Equity Shares of RS.2/-(Rupees Two) each, 1,40,00,000 (One Crore Forty Lacs) Preference Shares of RS.100/- (Rupees One Hundred) each and ,50,00,000 (Fifty Lacs) Preference Shares of RS.10/-each,. with power to increase or reduce the capital of the Company and to divide the shares in the capital for the time being into several classes and ·to attach thereto respectively such preferential, deferred, qualified, guaranteed or special rights, privileges or conditions as may be determined by or in accordance with the Articles of Association of the Company for the time being and to vary, modify, amalgamate or abrogate any such rights, privileges or conditions, in such manner as may be permitted by the Act or the Articles of the Company for the time being. ‘”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass, with or without modification, the following resolution as an Ordinary Resolution: “RESOLVED THAT in supersession of the ordinary resolution adopted at the Extra-ordinary General Meeting held on 30th December, 2005 and pursuant to the provisions of Section 293(1) (d) and other applicable provisions, if any, of the Companies Act, 1956, the consent of the Company be and is hereby accorded to the Board of Directors to borrow any sum or sums of money from time to time, with or without security and on such terms and conditions as they may think fit notwithstanding that the money already borrowed by the Company (apart from temporary loans obtained from the Company’s bankers in the ordinary course of busIness) may exceed the aggregate of the paid up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose, provided, however, that the total amount so borrowed by the Board of Directors shall not exceed the sum of RS.10,000 crores (Rupees Ten Thousand Crores only) RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorised to take. all such other steps as maybe necessary or desirable to give effect to this resolution.’
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in partial modification of the Resolution NO.1 0 passed at the 22nd Annual General Meeting held on September 19,2006 and pursuant to the provisions of Sections 198, 309, 310 and other applicable provisions, if any, of the Companies Act, 1956, the Company hereby approves the following remuneration payable to Mr. Vikram R. Shroff, the Executive Direetor. a) Salary: In the scale of RS.10,00,0001-,- 1,00,0001- — 15,00,000/- per month with effect from October 1, 2007 [in supersession of the scale of Rs.4,00,000/— 40,0001- — 6,00,000/- per month fixed earlier by fhe shareholders] with powers to the Board of Directors (which includes any Committee thereof) to grant such increments as they may in their absolute discretion think fit; . “RESOLVED FURTHER THAT except the above, Commission, Perquisites and allowances, Minimum Remuneration and other terms of the Agreement dated September 20, 2006 executed by the Company with Mr. Vikram R. Shroff shall remain unchanged unless agreed otherwise by the Board of Directors (which includes any Committee thereof) within the approval of the shareholders.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED TH.AT pursuant to the provisions of Section 81(1A) and all other applicable provisions, if any, of the Companies Act, 1956 including any statutory modification(s) or re-enactment thereof for the time being in force and in accordance with the relevant provisions of the Memorandum and Articles of Association of the Company, the rules/reguiations/guidelines, if any, prescribed by the Securities and Exchange Board of India andlor any other regulatory authority, the listing agreement entered into by the Company with the Stock Exchanges where the equity shares of the Company are listed and subject to approval(s), consent(s) permission(s) and/ or sanction(s), if any, of appropriate authorities, institutions or bodies as may be reqUired, and subject to such conditions as may be prescribed by any of them while granting any such approval(s), consents(s), permission(s), and/or sanction(s), the Board of Directors of the Company (hereinafter referred to as “the Board”, which term shall include any Committee of the Board constituted/ to be constituted to exercise its powers, including the powers conferred by this Resolution) be and is hereby authorized on behalf of the Company to create, offer, issue and allot warrants entitling the warrant holder(s) from time to time to apply for equity shares of the Company in one or more tranches, to promoter/ promoter group whether or not they are members of the Company, on preferential placement basis through offer letter and/ or circular and/or information memorandum and/ or private placement memorandum and/ or such other documents/writings, in such manner and on such terms and conditions as may be determined by the Board in its absolute discretion, provided that the aggregate number of resultant equity shares of the Company to be issued against such warrants shall not exceed 3,11,70,000 (Three crores eleven lacs seventy thousand) fully paid equity shares of the face value of Rs.2 each at a price not less than higher of: a) The average of the weekly high and low of the closing prices of the Company’ s shares quoted on the stock exchange (National Stock Exchange of India Limited) during the six months preceding the ‘relevant date’; or b) The average of the weekly high and low of the closing prices of the Company’s shares quoted on a stock exchange (National Stock Exchange of lndia Limited) during the two weeks preceding the ‘relevant date’; ‘relevant date’ for this purpose being September 10, 2007; RESOLVED FURTHER THAT the resultant equity shares to be issued andaJlotted upon exerciseDf right attpched to the warrants in accordance with the terms of the offer(s) shall rank pari passu with the then existing equity shares of the Company in all respects and be listed on domestic stock exchanges where the equity shares of the Company are listed; RESOLVED FURTHER THAT for the purpose of giving effect to the issue or allotment of the warrants and equity shares arising therefrom, the Board be and is hereby authorized’on behalf of the company to take all actions and do all such acts,deeds, matters and things as it may, in its absolute discretion, deem necessary, proper or desirable for such purpose and with power on behalf of the company to settle all questions, difficulties or doubts that may arise in the proposed issue, offer and allotment of the said warrants and equity shares aris’ing therefrom, including utilization qfthe issue proceeds, without being required to seek any further consent or approval of members or otherwise to the end and intent that members shall be deemed to have given their approval thereto expressly by the authority of this resolution; RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers herein’conferred to any Committee of Directors or any Director(s) or Officer(s) of the Company to give effect to this resolution” .
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81(1A) and other applicable provisions, if any of the Companies Act, 1956 as also provisions of any other applicable statutes, laws, rules and regulations including provisions of Foreign Exchange Management Act, 1999 (including any statutory modification(s) thereto or re-enactment(s) thereottor the time being in force) and enabling provisions of the Articles of Association of the Company and the Listing Agreements entered into by the Company with the Stock Exchanges where the shares of the Company are listed and subject to such approvals, consents, permissions and sanctions of the Government of India (Gal), Reserve Bank of India (RBI), Securities and Exchange Board of lndia (SEBI) and other appropriate and/or concerned authorities, and subject to such conditions and modifications, as may be prescribed or imposed by any of them while granting such approvals, consents, permissions and sanctions and which may be agreed to by the Board of Directors of the Company ({’Board”) (which term shall be deemed to include any Committee which the Board may have constituted or hereafter constitute for the time being exercising the powers conferred on the Board by this resolution), and which the Board be and is hereby authorized to accept, if it thinks fit in the interest of the Company, the consent of the Members of the Company be and is hereby accorded to the Board of the Company to create, offer, issue and allot in one or more tranches, Equity Shares or such other permissible instruments convertible into Equity Shares at the option ofthe Company or of 1fe holders of tlie instrument in accordance with Clause 13A.5.1 of Chapter XIII-A, at a price not less than higher of: a) The average of the weekly high and low of the closing prices of the Company’s shares quoted on the stock exchange (National Stock Exchange of India Limited) during the six months preceding the ‘relevant date’; or b) The average of the weekly high and low of the closing prices of the Company’s shares quoted on a stock exchange (National Stock E)(change of India Limited) during the two weeks preceding the ‘relevant date’, ‘relevant date’ for this purpose being September 10, 2007; being the minimum price specified as per Clause 13A.3.1 of,Chapter XIII-A of SEBI Guidelines, giving the holder the right to subscribe to Equity Shares on Private Placement Basis or under Qualified In§titutlonal Placement to QIBs as permitted under Chapter XIII-A of the SEBI (Disclosure and Investor Protection) (DIP) Guidelines, 2000, through prospectus / placement document / other permissible document to any person including Qualified Institutional Buyers (OIBs) domestic / foreign Investors! FIIs, NRIs, Body Corporates, Companies, Mutual Funds, Financial Institutions, Banks, Insurance Companies, Pension Funds etc., whether they are existing shareholders of the company or not (collectively referred to as the investors and combination thereof) / Global Depository Receipts {GDR’s} Foreign Currency Convertible Bonds (FCCBs) or a combination thereof and/or instruments convertible into Equity Shares optionally or otherwise (hereinafter referred to as “Securities”) for an aggreg-ate sum up to US $500 million or equivalent in Indian and/or any other currency (ies) directly in the course of domestic anti / or international offering to Non-resident Investors (whether Institutions, Bodies corporate, Mutual Funds / Trusts/ Foreign Institutional Investors/Banks etc., and whether or not such investors are mempers, promoters, directors of the Company), through Private Placement(s), at such time or times in one or more tranches, at such price or prices which will be determined in accordance with the relevant applicable guidelines /provisions specified i n that behalf including at a discount or premium to market price or prices in such manner and on such terms and conditions as may be decided subject to the applicable statutory rules & regulations and in consultation with the Merchant Bankers, Lead Managers, Underwriters, Advisors and as may be deemed appropriate and approved by the Board of the Company at the time of such offer / issue / allotment of securities so as to enable the. Company to get listed at any stock exchanges in India and/or on International/Overseas Stock Exchange(s) wherever applicable and necessary. RESOLVED FURTHER THAT the Board be and is hereby authorized to accept any modifications in the proposal as may be advised by the authorities involved in such issues but subject to such conditions as the Gal/RBI / SEBI / Stock Exchanges or such other appropriate authorities may impose at the time of their approval and as agreed to by the Board. RESOLVED FURTHER THAT for the purpose of issue of Securities under Qualified Institutional Placement to QIBs as stated above, the relevant date as per Chapter XIII~A of the SEBI (Disclosure and Investor Protection) Guidelines, 2000, as amended for determination of the applicable price for issue of the said Securities to QIBs shall be September 10,2007 .. RESOLVED FURTHER THAT without prejudice to the generality of the above, the aforesaid issue of Securities in international offering may have all or any termor combination of terms in accordance with the international practice(s) including but not limited to conditions in relation to payment of interest, dividend, additional interest, premium on redemption or early redemption, prepayment and any other debt service payment whatsoever .and all such terms as are provided in international offering of this nature including terms for issue of additional Equity Shares, variation of interest payment or variation of the conversion price or the period of conversion of securities into Equity Shares of the Securities during the duration of the Securities or terms pertaining to voting rights or option for early redemption of securities as are in accordance with applicable laws. RESOLVED FURTHER THAT the Board be and is hereby authorized to approve execution of all such agreements documents / entering into arrangements with the Merchant Bankers/ Lead Managers/ Underwriters/ Guarantors/Depository (ies)/ Custodians/Advisors, Legal Advisors and other such agencies as may be involved or“Concerned in such offerings of securities, remunerate all such agencies including by way of payment of commission, brokerage, fees, expenses incurred in relation to the issue of Securities and other expenses, if any or the like, finalize and execute all relevant documents including the Placement Document, listing applications, certifications and other documents required for compliance with Chapter XIII-A of the SEBI Guidelines and also to seek listing of such Securities in one or more international stock exchanges wherever applicable and necessary .. RESOLVED FURTHER THAT the Company and/or any agency or body authorized by the Company may issue Global Depository Receipts / Foreign Currency Qonvertible Bonds or a combination thereof and/or other form of securities mentioned herein above representing the underlying Equity Shares issued by the Company in registered or bearer form with such features and attributes as are prevalent in international capital markets for instruments of this nature and to provide for the tradability or free transferability the as per the prevailing practices and regulations in the international capital markets. RESOLVED FURTHER THAT the.Securities issued in intemational offering shall be deemed to have been made abroad in the markets and/or at the place of issue of the Securities in international markets and shall be governed by English law or other law(s)as may be decided by the Board. RESOLVED FURTHER THAT the Board be and is hereby authorized to finalize the mode and the terms of issue and allot such number of Equity S hares /Securities as maybe required
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

to be issued and allotted upon conversion of any Securities referred to in the paragraph(s) above, as may be necessary in accordance with the terms of offering and all such shares shall rank pari passu with the existing Equity Shares of the Company in all respects. RESOLVED FURTHER THAT the Securities shall not be sold, transferred, hypothecated or encumbered in any manner during the period of lock-in provided under Chapter XIII-A of the SEBI Guidelines except to the extent and in the manner permitted there under. RESOLVED FURTHER THAT the offer, issue and allotment of the Securities, and the fresh equity shares to be issued on conversion of the convertible instruments shall be made at such time or times that the Board of Directors may in their absolute discretion decide, subject to the SEBI Guidelines and other applicable laws, and the terms agreed between the Board of Directors and the proposed allottees of the Securities. RESOLVED FURTHER THAT such of these securities as are not subscribed may be disposed off by the Board in its absolute discretion in such manner as the Board may deem fit and in due compliance of the applicable laws rules and regulations / guidelines for the time being in force. RESOLVED FURTHER THAT the Board be and is hereby authorized to do all such acts, deeds, matters and things and authorise / approve execution of all such documents or writings as may be necessary, proper or expedient for the purpose of giving effect to this resolution and for the matters connected therewith or incidental or ancillary thereto and give such di’rections or instructions for settling any questions, doubt or difficulty which may aris,e with regard to the offer, issue or allotment of the said shares and to take appropriate actions to bring into effect the decision of above as an eriabling resolution. RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers herein conferred in such manner and to such extent as it may deem fit.

KEC International Limited	KECI IN	B0YJJ27 IN	11/2/2007	Mumbai
To consider and if thought fit, to approve, with or without modification(s), the arrangement embodied in the Scheme of Arrangement between National Information Technologies Limited, the First Transferor Company, RPG Transmission Limited, the Second Transferor Company, MP Power Line Limited and KEC International Limited, the Applicant Company and their respective shareholders.
						Mgmt.	YES	FOR	FOR
Lupin Limited	LPC IN	6143761 IN	11/15/2007	Postal ballot
“RESOLVED THAT pursuant to the provisions of Article NO.154 and other applicable Articles, if any, of the Articles of Association, Section 314(1 B) and other applicable provisions, if any, of the Companies Act, 1956 and subject to the approval of the Central Government and such other approvals as may be necessary, consent and approval of the Company be and is hereby accorded to the revision, w.e.f. July 1, 2007, in the remuneration payable to Mr. Nilesh Gupta, President- Advanced Markets, as per the terms and conditions set out in the explanatory statement annexed hereto. RESOLVED FURTHER THAT the Board of Directors (‘the Board’, which term shall be deemed to mean and include any Committee constituted by the Board) be and is hereby authorised to take such steps as may be necessary to give effect to this Resolution.”
						Mgmt.	YES	FOR	FOR
The Indian Hotels Company Limited	IH IN	B1FRT61 IN	11/15/2007	Postal ballot
“RESOLVED that in supersession of the ordinary resolution No. 5 passed by the Members of the Company at the Extra-ordinary General Meeting of the Company held on January 27,2004 the Board of Directors of the Company be and is hereby authorised in accordance with the provisions of Section 293(1) (d) and other applicable provisions, if any, of the Companies Act, 1956, to borrow periodically from, including without limitation, any Banks and/or public financial institutions as defined under Section 4 of the Companies Act, 1956 and/or any foreign financial institution(s) and/or any entity/entities or authority/authorities and/or through suppliers credit securities instruments, such as floating rate notes, fixed rate notes, syndicated loans, debentures (both convertible and non — convertible), commercial papers, short term loans, working capital loans or any other instruments etc. and/or through credit from official agencies and/or by way of commercial borrowings including external commercial borrowings from the private sector window of multilateral financial institutions, either in rupees or in such other foreign currencies as may be permitted by law from time to time, as may be deemed appropriate by the Board for an aggregate amount not exceeding Rs. 4,000 Crores (Rupees Four Thousand Crores Only), not withstanding that money so borrowed together with the monies already borrowed by the Company, if any (apart from temporary loans obtained from the Company’s bankers in the ordinary course of business) may exceed the aggregate of the paid up capital of the Company and its free reserves, that is to say, reserves not set apart for any specified purpose.”
						Mgmt.	YES	FOR	FOR
Indiabulls Real Esate Limited	IBREL IN	B1TRMQ8 IN	10/25/2007	Postal ballot	Item no. 1. Preferential allotment of warrants	Mgmt.	YES	FOR	FOR
					Item no. 2. Intercorporate loans	Mgmt.	YES	FOR	FOR
					Item no. 3. Intercorporate Guarantees and Securities	Mgmt.	YES	FOR	FOR
					Item no. 4. Intercorporate Investments	Mgmt.	YES	FOR	FOR
					Item no. 5. Intercorporate loans	Mgmt.	YES	FOR	FOR
					Item no. 6. Intercorporate Guarantees and Securities	Mgmt.	YES	FOR	FOR
					Item no. 7. Intercorporate Investments	Mgmt.	YES	FOR	FOR
KPIT Cummins Infosystems Ltd	NKPIT	B1LQJY0 IN	11/16/2007	Hinjawadi, Pune
To consider and if thought fit, to pass with or without modification(s), as a SPECIAL RESOLUTION, the following: “RESOLVED THAT pursuant to the provision of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 including statutory modifications or re-enactments thereof, consent and approval of the Company be and is hereby accorded to Mrs. Jayada Chinmay Pandit, a relative of Mr. S. B. (Ravi) Pandit, Chairman and Group CEO of the Company, to hold and continue to hold an office or place of profit as Senior Executive, or such other post as she may be promoted hereafter, in KPIT Infosystems Inc., USA(KPIT US), a wholly owned subsidiary of the Company, on a salary of USD 60,000 per annum plus _ USD 10,000 as Variable (KRA and Company based Performance) Incentive per annum (both of which shall be subject to upward adjustments as per the increment and promotion policies of KPIT US, as amended from time to time) and other allowances, perquisites, benefits and amenities as applicable to others in the same grade in KPIT US, as per its policy, with effect from July 7,2007.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), as a SPECIAL RESOLUTION, the following: — “RESOLVED THAT pursuant to the provisions of Sub-Section (1) of Section 314 and other applicable provisions, if any, of the Companies Act, 1956 including statutory modifications are re-enactments thereof, consent and approval of the Company be and is hereby accorded to Mr. Chinmay Shashishekhar Pandit, a relative of Mr. S. B (Ravi) Pandit, Chairman and Group CEO of the Company, to hold and continue to hold an office or place of profit as Account Manager, or such other post as he may promoted hereafter, in KPIT Infosystems Inc., USA (KPIT US), a wholly owned subsidiary of the Company, on a salary of USD 75,000 per annum plus USD 40,000 as Variable (KRA and Company based Performance) Incentive per annum (both of which shall be subject to upward adjustments as per the increment and promotion policies of KPIT US, as amended from time to time) and other allowances, perquisites, benefits and amenities as applicable to others in the same grade in KPIT US, as per its policy, with effect from July 16, 2007.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), as a SPECIAL RESOLUTION, the following:- “RESOLVED THAT in accordance with the provisions of Section 81 (1A) and all other applicable provisions, if any, ofthe Companies Act, 1956, as also the provisions of any other applicable law or laws (including any statutory modifications or re"'enactment thereof, for the time being in force) and pursuant to Chapter XIII of the Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000 (“SEBI Guidelines”) and enabling provisions in the Memorandum and Articles of Association of the Company and the Listing Agreement entered into by the Company with the Stock Exchanges where the shares of the Company are listed, and subject to the approval of all regulatory authorities and all other concerned authorities and departments, if and to the extent necessary and such other approvals, permissions and sanctions, as may be required and subject to such conditions and modifications, as may be prescribed or imposed by any of them while granting such approvals, permissions and sanctions, as may be agreed to by the Board of Directors of the Company (“the Board” which term shall be deemed to include any duly authorized committee of the Board for the time being exercising the powers conferred on the Board by this Resolution), the consent of the Company be and is hereby accorded to the Board to offer, issue and allot, in accordance with applicable guidelines/regulations, as may be permissible in law, now or at any time hereafter, on a preferential basis, upto 1,631,747 equity shares, at the price of Rs. 130.09 each (calculated as per SEBI Guidelines on the basis of relevant date being “October 17, 2007”), as the Board at its sole discretion may at any time or times thereafter decide, which when issued or allotted would ultimately result in an increase in the paid up equity share capital of the Company by an amount not exceeding Rs. 3,264,494 excluding premium, to the Cummins Inc., USA (hereinafter referred to as the “Investor”) at such time and in one or more tranches, and on such terms and conditions, as may be deemed appropriate by the Board. RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board be and is hereby authorized to do all such acts, deeds, matters, and things as it may, in its absolute discretion, deem necessary, proper or desirable and to settle any question, difficulty, or doubt that may arise in regard to the issue and allotment and utilization of the proceeds and further to do all such acts, deeds, matters and things and to finalize and execute all documents and writings as may be necessary, proper, desirable or expedient as it may deem fit.”
						Mgmt.	NO	DNA	DNA
Jaiprakash Associates Ltd.	JPA IN	B01GVY7 IN	11/22/2007	Postal ballot
Sub Division of Shares “RESOLVED THAT pursuant to the, provisions of Section 16, 94 and other applicable provisions, if any, of the Companies Act, 1956 (“the Acr) including any statutory modification or re-enactment thereof for the time being in force and the provisions of Article 72 of the Articles of Association of the Company and subject to the approvals, consents, permissions and sanctions as .may be necessary from the appropriate authorities or bodies, the consent of the Company be and is hereby accorded that each Equity Share of the face value of Rs. 10f- of the Company be sub-divided into 5 Equity Shares of the face value of RS.21-each and consequently the existing Authorized Share Capital of th~Company be sub-divided and re-c1assified as Rs. 10,600,000,000 (Rupees one thousand sixty ctores only) divided into 515,00,00,000 Equity Shares of the nominal value of Rs.21’- each and 3,000,000 Preference Shares of Rs. 1001-each and that Clause V (being Capital Clause) of the Memorandum of Association of the Company be altered by substituting the following Clause V in lieu of the existing Clause :- “V. The- Authorized Share Capital of the Company is Rs. 10,600,000,000 (Rupees One Thousand Sixty Crores only) divided into 5,150,000,000 Equity Shares of Rs. 2/- each and 3,000,000 Preference Shares of Rs. 100/- each.” “RESOLVED FURTHER THAT the existing Share Certificate(s) in relation to ttle issued Equity Share capital held in physical form be cancelled and new share certificate(s) be issued in respect of the holdings of Equity Shares of the members of the Company consequent upon the sub-division of the Equity Shares as aforesaid subject to the provisions of the Companies (Issue of Share Certificates) Rules, 1960 and in the case of shares held in the dematerialized form, the number of sub-divided Equity Shares be credited .to the respective beneficiary accounts of the shareholders in lieu of the existing credits representing the Equity Shares before sub-division with the respective Depository Participants. “RESOLVED FURTHER THAT the Board of Directors (iricluding any Committee of the Board constituted or hereinafter constituted) be and is hereby authorised to issue the new Share Certificates representing the subdivided Equity Shares consequent to the sub-division of shares as aforesaid, if so decided, without seeking surrender of old share certificates, and/ or credit the beneficiaries accounts maintained with the Depositories, subject to the rules as laid down in the Companies {Issue of Share Certificates) Rules, 1960 and the Articles of Association of the Company and to take all such decisions, actions and steps as may be necessary, consequential, usual and incidental to give effect to the aforesaid resolution.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Investment In the Special Purpose Vehicle for development of a Greenfield State-of-Art Sports Complex and related Integrated support Infrastructure including Townships and auxiliary facilities, in Joint Venture “RESOLVED THAT pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956 and subject to the approvals of Financial Institutions and such other approvals as may be required, the Board of Directors of the Company be and is hereby authorized to make an investment of up to Rs.5oo Crores (Rupees Five Hundred Crores only) by way of investment in the Equity Capital of I making loan(s) to I providing security or guarantee(s) for the loan(s) granted to an existing or a new company to be incorporated as a Joint Venture Company with JV Partner(s) with such name as may be made available by the Registrar of Companies, Kanpur for development of a Greenfield State-of-Art Sports Complex and related integrated support infrastructure including. Townships and auxiliary facilittes in or around National Capital · Region (NCR), notwithstanding the fact that the aggregate of the investments so far made, securities so far provided, loans/guarantees so far given · by the Company along with the proposed investment may exceed 60% of the paid-up capital and free reserves of the -Company or 100% of its free reserves, whichever is more.” “RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds, matters and things, settle any question, difficulty or doubt that may arise in this regard and give such directions, as it may, in its a,bsolute discretion, deem expedient, desirable and necessary including delegating all or any of the powers herein conferred to any Committee of Directors or Executive Chairman or any Whole-time Director or any Director(s) or any other Officer(s) of the Company, to give effect to this Resolution.”
						Mgmt.	YES	FOR	FOR

Appointment and re,muneration of Shri R K Singh as a Whole-time Director “RESOLVED THAT in accordance with the provisions of Sections 269, 198 & 309 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, or any Statutory amendment or re-enactment thereof, and subject to such other approvals, as may be necessary, approval of the Company be and is hereby accorded to the appointment of Shri R.K. Singh as a Whole-time Director of the Company for a period of five years commencing from 15th October, 2007 on such remuneration, asset out in the annexed Explanatory Statement.” “RESOLVED FURTHER THAT the. Board of Directors of the Company be and is hereby authorised to alter or vary the terms of appointment of Shri R K Singh, including relating to remuneration, as it may, at its discretion, deem fit, from time to time, provided however that the remuneration after the alteration/variation shall not exceed the limits.specified in Schedule Xlii to the Companies ‘Act 1956; or any Statutory amendment or re-enactment thereof.” “RESOLVED FURTHER THAT pursuant to all applicable provisions of the Companies Act, 1956, the remunerati&1, as set out in the annexed Explanatory Statement, be paid as minimum remuneration to Shri R.K. Singh,: in the event of absence or inadequacy of profits in any financial year during the tenure of his appointment.”
						Mgmt.	YES	FOR	FOR
HDFC Bank Limited	HDFCB IN	6100131 IN	12/1/2007	Postal ballot	Appointment of Mr. Harish Engineer as Executive Director of the Bank	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Paresh Sukthankar as Executive Director of the Bank	Mgmt.	YES	FOR	FOR
UTV Software Communications Limited	UTV IN	B06CRH5 IN	11/29/2007	Postal ballot
The Company proposes to transfer the undertaking comprising the business of library management and operations of a post-production studio to Prime Focus Limited. In terms of Section 293{1 )(a) of the Act, which provides that the sale, lease or otherwise disposal of the whole or substantially the whole of an undertaking of a company or where the Company owns more than one undertaking, of the whole, or substantially the whole, of any such undertaking, requires approval of the shareholders by way of an ordinary resolution, the Company is desirous of seeking your consent for such proposals as contained in the ordinary resolution appended below.
						Mgmt.	YES	FOR	FOR
					The Company also proposes to issue corporate guarantee as provided in the special resolution appended below and the same require approval of the members under Section 372A of the Companies Act, 1956.	Mgmt.	YES	FOR	FOR
Nagarjuna Construction Company Limited	NJCC IN	B0FXGP0 IN	12/18/2007	Postal ballot	Alteration of the Main Objects Clause of the Memorandum of Association of the Company	Mgmt.	YES	FOR	FOR
					Inter- Corporate Investments exceeding the limits prescribed uls 372A of the Companies Act, 1956:	Mgmt.	YES	FOR	FOR
					Amendment to Articles of Association of the Company	Mgmt.	YES	FOR	FOR
					Inter se arrangement between the promoters	Mgmt.	YES	FOR	FOR
Sterlite Industries India Limited	STLT IN	B13TC37 IN	12/15/2007	Postal ballot
To consider and if thought fit, to pass the following resolution as a Special Resolution: “RESOLVED that pursuant to the provisions of Section 17 and all other applicable provisions, if any, of the Companies Act, 1956, the Objects clause of the Memorandum of.Association be and is hereby altered as under: After existing sub-clause (5) of Clause III(A), at the Memorandum of Association, the following new sub-clause be inserted and numbered as sub-clause (6) :- 6 : To invest in, acquire, hold, sell or otherwise deal in, directly or indirectly, or through its subsidiaries, associate companies, consortium, partnership, joint ventures, special purpose vehicle or otherwise, any shares, stocks, debentures, debenture stock, warrants, any other financial instruments, bonds obligations and Securities issued or guaranteed by any company constituted or carrying on the business in India or elsewhere or Government, State Govemment, Semi-Government, Semi-Government Authorities, local Authorities, Public Sector Undertakings, Financial Institutions, Public Body, any other persons or otherwise, and/or to carry on and undertake the business of finance, making loans or advances, investment, merchant bankers, underwriters. RESOLVED FURTHER THAT the Board of Directors of the Company or such person(s) as may be authorized by the Board be and are hereby authorised to file the necessary applications, documents with, inter alia, the Registrar of Companies and to do all such acts, deeds, matters and things as may be deemed necessary, proper or expedient for the purpose of giving effect to the above resolution and for matters connected herewith or incidental hereto.”
						Mgmt.	YES	FOR	FOR
United Spirits Limited	UNSP IN	6576992 IN	11/28/2007	Bangalore	To receive and consider the accounts for the year ended March 31, 2007 and the reports of the Auditors and Directors thereon;	Mgmt.	NO	DNA	DNA
					To declare dividend on Preference Shares;	Mgmt.	NO	DNA	DNA
					To declare dividend on Equity Shares;	Mgmt.	NO	DNA	DNA
					To elect.a Director in the place of Dr. Vija Mallya, who retires by rotation and being eligible, offers himself for reappointment;	Mgmt.	NO	DNA	DNA
					To elect.a Director in the place of Mr. S. R. Gupta, who retires by rotation and being eligible, offers himself for reappointment;	Mgmt.	NO	DNA	DNA
					To appoint Auditors and fix their remuneration.	Mgmt.	NO	DNA	DNA
					Appointment of Mr. Sudhindar Krishan Khanna	Mgmt.	NO	DNA	DNA
					Voluntary delisting of equity shares on Stock Exchanges at Ahmedabad, Chennai, Kolkata and New Delhi.	Mgmt.	NO	DNA	DNA
Idea Cellular Limited	IDEA IN	B1MP4H4 IN	12/12/2007	Gandhinagar	To receive, consider and adopt the Audited Balance Sheet of the Company as at March 31, 2007 and the Profit and Loss Account for the year ended on that date and the Report of the Directors theron.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. Saurabh Misra, who retires by rotation, and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. Tarjani Vakil, who retires by rotation, and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Mr. Mohan Gyani, who retires by rotation, and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint Auditors of the Company and to fix their remuneration.	Mgmt.	NO	DNA	DNA
					Appointment of Mr. Biswajit A. Subramanian as Director.	Mgmt.	NO	DNA	DNA
					Appointment of Mr. G. P. Gupta as Director.	Mgmt.	NO	DNA	DNA
					Increase in Borrowings Limits.	Mgmt.	NO	DNA	DNA
					Creation of Charge.	Mgmt.	NO	DNA	DNA
					Increase in Remuneration of Managing Director.	Mgmt.	NO	DNA	DNA
					Alteration of Capital Clause of the Memorandum of Association.	Mgmt.	NO	DNA	DNA
					12. Alteration of the Articles of Association.	Mgmt.	NO	DNA	DNA
					13. Alteration of the Articles of Association.	Mgmt.	NO	DNA	DNA
United Phosphorus Limited	UNTP IN	B0L0W35 IN	12/21/2007	Gujarat
To consider and if thought fit, to pass, with or without modification, the following resolution as a Special Resolution: “RESOLVED THAT in partial modification of the Resolution No. 3 passed at the Extra-ordinary General Meeting held on September 29,2004 and pursuant to the provisions of Sections 198, 309, . 310 and other applicable provisions, if any, of the Companies Act, 1956, the Company hereby approves the following remuneration payable to Mr. Rajju D. Shroff, Chairman and Managing Director. a) Salary: Rs.17,00,0001- per month with effect from October 1, 2007 [in supersession of the scale of RS:4,00,0001- — 40,0001- — 5,20,0001- per month fixed earlier by the shareholders] with powers to the Board of Directors (which includes any Committee thereof) to grant such increments as they may in their absolute discretion think fit; RESOLVED FURTHER THAT except the above, Commission, Perquisites and allowances, Minimum Remuneration and other terms of the Agreement dated September 30,2004 executed by the Company
						Mgmt.	NO	DNA	DNA
					with Mr. Rajju D. Shroff .shall remain unchanged unless agreed otherwise by the Board of Directors (which includes any Committee thereof) within the approval of the shareholders.”	Mgmt.	NO	DNA	DNA
Gujarat NRE Coke Limited	GNC IN	6344014 IN	12/19/2007	Postal ballot	Issue of Convertible Warrants to Promoters / Promoters Group Companies on a Private Placement / Preferential Basis	Mgmt.	YES	FOR	FOR
					Increase in holdings of the Foreign Institutional Investors (FII) in the shares of the Company beyond 24% of the paid up capital	Mgmt.	YES	FOR	FOR
Shyam Telecom Limited	SHY IN	B19HM35 IN	12/12/2007	Rajasthan	To receive, consider and adopt the Audited Balance Sheet as at 3 Ist March 2007 and Profit and loss Account for the period ended on that date together with the Directors’ and Auditors’ Report thereon.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Ravikant jaipuria who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Rajiv Mehrotra, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Alok Tandon, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA

To appoint Auditors to hold office from the conclusion of this Annual General Meeting till the conclusion of next Annual General Meeting and authorize the Audit & Finance Committee of the Board / Board of Directors to fix their remuneration. M/S. Mehra Goel & Co., Chartered Accountants, the retiring auditors of the Company, being eligible, offer themselves for re-appointment .
						Mgmt.	NO	DNA	DNA
Shree Precoated Steels Limited	SRPS IN	6818393 IN	12/28/2007	Mumbai	To receive, consider and adopt the Audited Balance Sheet as at 31 st March 2007 and the Profit and Loss Account for the year ended on that date and the Report of Auditors’ and Directors’ thereon.	Mgmt.	YES	FOR	FOR
					To declare dividend.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Shri Jagdish J. Doshi, who retires by rotation and being eligible, offers himself for reappointment.	Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					To appoint Auditors and fix their remuneration.	Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modifications, the following resolution as an Ordinary Resolution “RESOLVED THAT pursuant to the provisions of Section 16, 94 and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) and subject to such approvals, consents, sanctions and permissions of appropriate authorities, department or bodies as may be necessary, the present Authorized Share Capital of the Company of Rs. 150,00,00,000/- (Rs. One Hundred Fifty Crores only) divided into 13,50,00,000 (Thirteen Crores Fifty Lacs only) Equity Shares of Rs. 10/- (Rupees Ten only) each and 1,50,00,000 (One Crores Fifty Lacs only) Cumulative Redeemable Preference Share of Rs. 10/- (Rupees Ten Only) each be and is hereby re-c1assified to Rs. 150,00,00,000/- (Rs. One Hundred Fifty Crores only) divided into 15,00,00,000 (Fifteen Crores only) Equity Shares of Rs. 10/- (Rupees Ten only) each. RESOLVED
						Mgmt.	YES	FOR	FOR

FURTHER THAT the Memorandum of Association of the Company be and is hereby altered by substituting the existing Clause V thereof by the following New Clause V: V. The Authorized Share Capital of the Company is Rs. 150,00,00,000/- (Rupees One Hundred Fifty Crores only) consisting of 15,00,00,000 (Fifteen Crores only) Equity Shares of Rs. 10/- (Rupees Ten only) each with rights, privileges and conditions attached thereto as provided by the Articles of Association of the Company for the time being with power to increase or reduce the Capital of the Company and to divide the Shares in the Capital for the time being into several classes, and attach thereto respectively and preferential, qualified or special rights. Such rights shall not except where the terms of issue otherwise provide be alterable otherwise than pursuant to the provisions contained in the Articles of Association of the Company. RESOLVED FURTHER THAT for the purpose of giving effect to this Resolution, the Board of Director of the Company be and ‘is hereby authorised to take all such steps and actions and give such directions as may be in its absolute discretion deemed necessary and to settle any question that may arise in this regard.”

To consider and if thought fit, to pass with or without modifications, the following resolution as an Ordinary Resolution: “RESOLVED THAT the consent of the company be and is hereby accorded pursuant to Section 293 (1) (a) and other applicable provisions, if any, of the Companies Act, 1956(including any statutory modification or re-enactment thereof, for the time being in force) and the Articles of Association of the Company, to the Board of Directors of the Company(hereinafter referred to as ‘the Board’ which term shall be deemed to include any committee thereof constituted by the Board to exeFCise its powers including the powers conferred by this resolution) to mortgage and/or charge, in addition to the mortgages/charges created/to be created by the Company, in such form and manner and with such ranking and at such time and on such terms as the Board may deem fit, on all or any of the moveable and/or immoveable properties of the company, wherever situated, both present and future in favour of one or more banks and/or financial institutions and/or others to secure term loans borrowed /to be borrowed and/or any banking or financial or other facilities or arrangements made/to be made in terms of any Agreement/Heads of Agreement/letter of sanction/Memorandum of the terms and conditions entered into or to be entered into by the company in respect of such term loans and/or any banking or financial or other facilities or arrangements upto an aggregate amount not exceeding Rs 2000 Crores (Rupees Two Thousand Crores) over and above the aggregate for the time being of the Paid-up Capital of the Company and its Free Reserves from time to time, together with interest at the respective agreed rates, compound interest, additional interest, liquidated damages, commitment charges, premium or pre-payment or on expenses and other monies covered by the aforesaid financial assistance under the respective documents to be entered into by the Company;
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modifications, the following resolution as an Ordinary Resolution “RESOLVED THAT pursuant to Section 293 (1) (d) and other applicable provisions, if any, of the Companies Act, 1956 and the Articles of Association of the Company, the consent of the Company be and is hereby accorded to the Board of Directors of the Company (hereinafter referred to as ‘the Board’ which term shall be deemed to include any committee thereof constituted by the Board to exercise its powers including the powers conferred by this resolution) for borrowing from time to time any such sums of money which, together with the moneys already borrowed by the Company (apart from temporary loans obtained or to be obtained from the Company’s bankers in the ordinary course of business), may exceed the aggregate for the time being of the Paid-up Capital of the Company and its Free Reserves, that is to say, Reserves not set apart for any specific purpose, provided that the maximum amount of moneys so borrowed by the Board shall not at any time exceed the limit of Rs. 2000 Crores (Rupees Two Thousand Crores Only).”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modifications, the following resolution as a Special Resolution “RESOLVED THAT subject to the approval of the Reserve Bank of India (RBI) and such other approvals as may be required, consent of the company be and is hereby given to the enhancement of investment Limits of Foreign Institutional Investors (Flls)/Non Resident Indians (NRls) in the securities ofthe Company from 24% to 49% ofthe Equity Share Capital of the Company.” RESOLVED FURTHER THAT Shri R. S. Ajmera, Managing Director of the Company, Shri O. P. Gandhi C F 0 of the Company and Shri Nilesh Jain, Company Secretary ofthe Company be and are hereby authorise severally authorised to make necessary application to the Reserve Bank of India and make representation, submission and do all such acts, deeds, matters, and things as the case may be necessary for the aforesaid purpose for and on behalf of the company.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modifications, the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Section 81 (1A) and all other applicable provisions, if any ofthe Companies Act, 1956 [including any statutory modification(s) or re-enactment thereof for the time being in force] and relevant provisions of the Memorandum and Articles of Association of the Company, the Foreign Exchange Management Act, 1999 and the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depository Receipt Mechanism) Scheme, 1993, Guidelines prescribed by the Securities and Exchange Board of India (SEBI) and subject to such approval(s), consent(s), permission(s) and/or sanction of the Govemment of India, Reserve Bank of India and any other appropriate authorities, institutions or bodies, as may be necessary and subject to such terms, conditions, modifications and alterations as may be prescribed and specified by any of them in granting such approval, consent, permission or sanction, the consent, authority and approval of the Company be and is hereby accorded to the Board of Directors (hereinafter referred to as the “Board” which term shall be deemed to include any committee thereof) to offer, issue and allot, in the course of offerings, in one or more foreign markets, any Securities including Equity Shares, Global Depository Receipts and/or American Depository Receipts, Foreign Currency Convertible Bonds, Convertible Bonds, .Euro-convertible Bonds/Shares/Debentures, Preference Shares whether Cumulative/ Redeemable/Partly convertible/ convertible at the option of the company and / or at the option of the holders of the Security(s), Securities partly or fully convertible into Equity shares and/or securities linked to Equity Shares and/or any instruments or securities with or without de~ble warrants, secured or unsecured or such other types of securities representing either Equity Shares or Convertibles Securities (hereinafter referred to as “Securities”) to Foreign/Domestic Investors, Non-residents, Foreign Institutional Investors/ Foreign Companies/ NRI(s) / Foreign National(s)/Banks/Mutual Funds/Financial Institutions or such other entities or persons as may be decided by the Board, whether or not such persons/entities/investors are Members of the Company, through Prospectus, Offering Letter, Circular to the general public and/or through any other mode or on private placement basis as the case may be from time to time in one or more tranches as may be deemed appropriate by the Board on such terms and conditions as the Board may in its absolute discretion deem fit for an amount not exceeding US$250 Million (US Dollar Two hundred and fifty million only) or equivalent thereof, including green shoe option on such terms and conditions including pricing as the Board may in its sole discretion decide including the form and the persons to whom such securities may be issued and all other terms and conditions and matters connected therewith.
						Mgmt.	YES	FOR	FOR
Jindal Steel & Power Limited	JSP IN	6726816 IN	12/27/2007	Haryana
To consider and if thought fit to pass, with or without modification(s), the following resolution as an Ordinary Resolution:- “RESOLVED that pursuant to Section 13, 16 and 94(1)(d) and other applicable provisions of the Companies Act, 1956 and Article 9 of the Articles of Association of the Company, each equity share of the face value of Rs. 5/- (Rupees five only) in the capital of the company fully paid up, be divided into 5 (Five) equity shares of Re. 1/- (Rupee one only) each fully paid up and the Memorandum of Association of the Company be altered by substituting the present Clause V with the following new Clause, viz., V. “The Authorised Share Capital of the Company is RS.120,00,00,000/( Rupees one hundred twenty crores only) divided into 20,00,00,000 (Twenty crores) equity shares of Re.1/- (Rupee one only) each and 1,00,00,000 (One Crore) Preference Shares of Rs.100/- (Rupees one hundred only) each”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit to pass, with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED, BY WAY OF SPECIAL RESOLUTION that pursuant to Section 31 and other applicable provisions of the Companies Act, 1956, the Articles of Association of the Company be altered by substituting the present Article 3 with the following new Article, viz., 3. ''The Authorised Share Capital of the Company is RS.120,00,00,000/( Rupees one hundred twenty crores only) divided into 20,00,00,000 (Twenty crores) equity shares of Re.1/- (Rupee one only) each and 1,00,00,000 (One Crore) Preference Shares of RS.1001- (Rupees one hundred only) each”.
						Mgmt.	NO	DNA	DNA
C & C Constructions Limited	CCON IN	B1S3VV5 IN	12/27/2007	New Delhi	To receive, consider and adopt the Audited Balance Sheet as at 30th June, 2007 and the Profit & Loss Account for the year ended on that date and the reports of the Directors and Auditors thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Sanjay Gupta, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Rajendra Mohan Aggarwal, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Anand Bordia, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Deepak Dasgupta, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint auditors and fix their remuneration.	Mgmt.	NO	DNA	DNA
JSW Steel Limited	JSTL IN	6101640 IN	12/28/2007	Mumbai	To consider and if thought fit, approve with or without modification(s), the arrangement embodied in the Scheme of Amalgamation of Southern Iron and Steel Company Limited with JSW Steel Limited.	Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

JSW Steel Limited	JSTL IN	6101640 IN	12/28/2007	Mumbai
To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Mr. Y. Siva Sagar Rao, who was appointed by the Board of Directors as an Additional Director of the Company w.e.f. 24.07.2007, and who holds office upto the date of next Annual General Meeting of the Company under Section 260 of the Companies Act, 1956, and in respect of whom a notice under Section 257 of the Companies Act, 1956 has been received from a member signifying his intention to propose Mr. Y Siva Sagar Rao as a candidate for the office of Director of the Company, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination by retirement of Directors by rotation”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT pursuant to the provisions of Sections 198, 269, 309 and 310, read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, the Company hereby approves the appointment of Mr.Y. Siva Sagar Rao as a Whole time Director of the Company, designated as ‘Joint Managing Director & CEO’, for a period of three years, with effect from 24.07.2007 upon such terms and conditions as are set out in the Agreement executed with Mr.Y.Siva Sagar Rao (a copy of which is initialled · by the Chairman for the purpose of identification and placed before this meeting), with specific authority to the Board of Directors to alter or vary the terms and conditions of the said appointment and / or agreement including the remuneration which shall not exceed a maximum limit of RS.11,25,000/-p.m. or the limits set out in Sections 198, 309 read with Schedule XIII of the Companies Act, 1956 or any amendments thereto, whichever is lower, as may be agreed to between the Board of Directors and Mr. Y Siva Sagar Rao.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in supersession of the Resolution passed at the eleventh Annual General Meeting of the Company held on 13th June 2005 and pursuant to the provisions of Section 293 (1) (d) and other applicable provisions, if any, of the Companies Act, 1956 and the Articles of Association of the Company, consent of the Company be and is hereby accorded to the Board of Directors of the Company (“the Board’) for borrowing from time to time any sum or sums of money on such security and on such terms and conditions as the Board may deem fit, notwithstanding that the money to be borrowed together with the money already borrowed by the Company (apart from temporary loans obtained or to be obtained from the Company’s bankers in the ordinary course of business) including rupee equivalent of foreign currency loans(such rupee equivalent being calculated at the exchange rate prevailing as on the date of the relevant foreign currency agreement) may exceed, at any time, the aggregate of the paid up capital of the Company and its free reserves, that is to say, reserves not set apart for any specific purpose, provided however, the total amount so borrowed in excess of the aggregate of the paid-up capital of the Company and its free reserves shall not at any time exceed Rs. 1,50,00,00,00,000/- (Rupees fifteen thousand crores only).”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in supersession of the Resolution passed at the Extra Ordinary General Meeting of the Company held on 28th March,2000 and pursuant to the provisions of section 293 (1) (a) and other applicable provisions, if any, of the Companies Act, 1956, the consent of the Company be and is hereby accorded to the Board of Directors of the Company (“the Board”) to hypothecate/ mortgage and/or charge in addition to the hypothecations/mortgages and/or charges created by the Company, in such form and manner and with such ranking and at such time(s) and on such terms as the Board may determine, all or any part of the movable and/or immovable properties of the Company wherever situated both present and future, and/or create a floating charge on all or any part of the immovable properties of the Company and the whole or any part of the undertaking or undertakings of the Company, together with power to take over the management of the business and concern of the Company in certain events of default, in favour of the Company’s BankerslFinancial Institutions/ other investing agencies and trustees for the holders of Debentures/Bonds/other instruments/securities to secure any Rupee/Foreign currency Loans, Guarantee assistance, and/or any issue of Non Convertible Debentures, and/or Compulsorily or Optionally, Fully or Partly Convertible Debentures and/or Bonds, and/or any other Non Convertible and/or other Partly/Fully Convertible instruments/securities, within the overall ceiling prescribed by the members of the Company, in terms of section 293(1)(d) of the Companies Act, 1956. RESOLVED FURTHER THAT the Board be and is hereby authorised to execute all such deeds, documents, instruments and writings, as may be necessary for creating the aforesaid hypothecations/mortgages and/or charges and to do all such acts, deeds, matters and things as may be necessary, desirable or expedient to give effect to the above resolution.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of section 149 (2A) and other applicable provisions, if any, of the Companies Act, 1956, the Company hereby approves the commencement of all Or any of the business specified in sub-clause 56 of Clause III C of the Memorandum of Association of the Company; that is: . To carry on the business of carriers of passengers and.goodsand merchandise by air; sea, or surface transport and to maintain airways,. shipping lines; roadways and other transport service ‘Bndto act as the clearing agents, forwarding agents,. travel.agents, charterers, tour agents and freight contractors”.
						Mgmt.	YES	FOR	FOR
IVRCL Infrastructures & Projects Limited	IVRC IN	B10SSR3 IN	12/31/2007	Postal ballot
To approve the new lines of activity and seek amendments to objects clause of the Memorandum of Association of the Company: To consider and if thought fit, to pass the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 17 of the Companies Act, 1956 and in supercession of the resolution passed at the Annual General Meeting held on 7th September 2007, the objects clause of the Memorandum of Association be and is hereby amended by inserting the following new object after the existing object No.4 of Clause III (A) of the Memorandum of Association of the Company.” “5. To undertake mining operations viz., reconnaissance, prospecting, exploration, development and exploitation and all other related activities like trans-shipment of minerals by roads, pipelines etc., of various minerals and fossil fuels including iron ore, coal, petroleum and gas and to deploy all the necessary equipment and technologies for effective exploitation of all kinds of minerals and fossil fuels.”
						Mgmt.	YES	FOR	FOR
Balrampur Chini Mills Limited	BRCM IN	B06KS32 IN	12/24/2007	Kolkata
To consider and if thought fit; to pass with or without modification(s), the following resolution as a Special Resolution.” “Resolved that pursuant to Section 81(IA) and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory amendment(s) or re-enactment thereof) and subject to the provisions of the Memorandum of Association and Articles of Association of the Company and the Listing Agreement entered into with the Stock Exchange where the Equity Shares of the Company are listed and in accordance with the existing guidelines, rules and regulations of the Securities and Exchange Board of India (“SEBI’) and subject to the approvals, consents, permissions and/or sanctions, as may be necessary. of the appropriate authorities, institution or body and subject to such terms, conditions, alterations, corrections, changes, variations and/or, modifications, if any as may be prescribed by anyone or more or all of them in granting such approvals, consents permissions and/or sanction and which may be agreed by the Board of Directors of the Company (hereinafter referred to as the “Board” which terms shall be deemed to include any committee duly constituted by the Board of Directors or any committee which the Board of Directors may hereafter constitute, to exercise one ermore of its powers. including the powers conferred by this resolution), consent of the Company be and is hereby accorded and Board is hereby authorised to issue, offer and allot upto 73,00,000 (Seventy three lacs) equity shares of Re.l each, at a price of Rs.92 per share (including Premium of Rs.91) and upto 1,00,00,000 (one crore) Convertible Warrants (Warrants), to be convertible at the option of Warrant holder in one or more trenches within 18 (eighteen) months from its allotment date into 1 fully paid up Equity Share of the Compapy of face value of Rs.1 each for cash at an exercise price of Rs.97 (including premium of Rs.91) for each warrant and to issue fresh Equity Shares on the conversion of the warrants, on such further terms and conditions as may be finalised by the Board to following persons belonging to Promoter Group:
						Mgmt.	NO	DNA	DNA
TATA Power Company Limited	TPWR IN	6124335 IN	1/16/2008	Postal ballot	Raising additional long term funds	Mgmt.	YES	FOR	FOR
					Commencement of new business	Mgmt.	YES	FOR	FOR
					Alteration of the Articles of Association of the Company	Mgmt.	YES	FOR	FOR
Reliance Energy Limited	RELE IN	6099853 IN	1/7/2008	Postal ballot	Increase in the Authorised Share Capital and amendment to the Memorandum of Association	Mgmt.	YES	FOR	FOR
					Alteration in Articles of Association	Mgmt.	YES	FOR	FOR
					Raising of additional long term funds	Mgmt.	YES	FOR	FOR
					Raising of funds through issue of securities in the international markets	Mgmt.	YES	FOR	FOR
DishTV India Limited	DITV IN	B1RMW32 IN	1/4/2008	Mumbai	To offer, issue and allot the following securities, in one or more tranches through a Preferential Allotment, to M/s Indivision India Partners, a Mauritius based Private Equity Fund.	Mgmt.	NO	DNA	DNA
Jaiprakash Associates Limited	JPA IN	B01GVY7 IN	1/17/2008	Postal ballot	Issue of Warrants to Promoters/ Promoter Group Company on Preferential Basis	Mgmt.	YES	FOR	FOR
					Appointment and remuneration of Shri Ranvijay Singh as a Whole-time Director	Mgmt.	YES	FOR	FOR
					Creation of mortgage/ charge in favor of IDBI to Secure Term Loan of Rs. 200 Crores	Mgmt.	YES	FOR	FOR
					Creation of mortgage/ charge in favor of Axis Bank Ltd. To secure privately placed Redeemable NCDs aggregating to Rs. 50 Crores.	Mgmt.	YES	FOR	FOR
Amtek Auto Limited	AMTK IN	B02ZJ27 IN	12/31/2007	Haryana
To receive, consider and adopt the Audited Balance Sheet of the Company as at 30th June 2007 together with Profit and Loss Account for the year ended on that date, and the reports of the Directors and the Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To appoint a Director In ploce of Mr. B. Lugani, who retires by rotation and Is eligible for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director In place of Mr. Sanjay Chhabra, who retires by rotation and Is eligible for re-appointment.	Mgmt.	NO	DNA	DNA
					To declare dividend.	Mgmt.	NO	DNA	DNA
					To appoint Auditors to hold office from the conclusion of this meeting until the conclusion of next Annual General Meeting.	Mgmt.	NO	DNA	DNA

To consider and, If thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution ·RESOLVED THAT Mr. John Ernest Rin1ham, who was appointed as an additional director of the Company by the Board of Directors and who holds office upto the date of this Annual General Meeting in term of Section 260 of the Companies Ad, 1956 and in respect of whom the Company has received a notice under Section 257 of the Companies Act, 1956 in writing proposing his candidature for the office of director, be and is hereby appointed as Director of the Company liable to retire by rotation:
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without inodification(s), the following resolution as an Ordinary Resolution: RESOLVED THAT in supersession of the resolution passed earlier and pursuant to Section 198, 269, 309, 310 read with schedule XIII and other applicable provisions, if any, of the CompGnies Ad, 1956, Mr. D. S. Malik be and is hereby appointed as Managing Director of the Company with effect from 30th April 2007 for a period of five years, on the following terms and conditions
						Mgmt.	NO	DNA	DNA

1

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and, if thought fit, to pass with or without modifications the following resolution as Ordinary Resolution:- “RESOLVED THAT pursuant to the provisions of Section 94(1)(0)of the Companies Act, 1956 and other applicable provisions, if any, the Authorised share capital of the Company be and is hereby increased from Rs. 80,00,00,000 (Eighty Crores divided into 22,50,00,000 (Twenty Two Crores Fifty Lacs)Equity Shares of Rs. 2/- each and 35,00,000 (Thirty Ave Lacs/ Preference Shares of Rs. 100/- each to Rs. 85,00,00,000 (Rupees Eighty Ave Crores Only) divided into 25,00,00,000 (Twenty FIVeCroresl Equity Shores of Rs. 2/- each and 35,00,000 (Thirty Five lacsl Preference Shares of Rs. 100/- each. RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds and things as may be necessary for giving effect to above resolution.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following resolution as Special Resolution:- “RESOLVED THAT pursuant to the provisions of the section 16 of the Companies Act, 1956 the existing clause (Clause V) of the Memorandum of Assciation of the company be and is hereby substituted and read as under :- “The Authorised Share Capital of the Company is Rs. 85,00,00,000 (Rupees Eighty Five Crores Only) divided into 25,00,00,000 (Twenty Five Crores) Equity Shares of Rs. 2/- each and 35,00,000 (Thirty Five Lacs) Preference Shares of Rs. 100/- each:
RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds and things as may be necessary for giving effect to above resolution.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modificatton(s), the foIlowing resolution as Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 31 and all other applicable provisions, if any, of the Companies Act, 1956, the existing Article 3 of the Articles of Association of the Company be and is hereby substituted and read as under :- “The Authorised Share Capital of the Company is Rs. 85.00,00,000 (Rupees Eighty FIVeCrores Only) diVIded into 25,00.00.000 (Twenty Five Crores) Equity Shores of Rs. 2/· each and 35,00,000 (Thirty Five Lacs) Preference Shores of Rs. 100/- each .with the power to increase or reduce the same in accordance with the provisions of the Act: RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds, things and matters that may be necessary, desirable or expedient for giving effect to the aforesaid resolution.”
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s) the following resolution as Special ResoIution:- Resolved that pursuant to the provisions of Section 81(1A) and all other applicable provisions , if any of the Companies Act , 1956 including any statutory modification(s) or re-enactment thereof for the time being in force and in accordance with the relevant provisions of the Memorandum and Articles of Assodation of the Company, the rules/ regulations/ guidelines, if any, prescribed by the Securities and Exchange Boord of Indio and/or any other regulatory authority. the listing agreement entered into by the Company with the Stock Exchanges where the equity shares of the Company are listed and subject to the approval(s),, consent(s), permission(s) and/or sanction(s), if any, of appropriate authorities, institutions or bodies. as may be required, and subject to such conditions as may be prescribed by any of them while granting any such approval(s), consent(s). permission(s), and/ or sanction(s), the Board of Directors of the Company (hereinafter referred to as “the Board”, which term shall include any Committee of the Board constituted/to be constituted to exercise its powers conferred by this Resolution) be and is hereby authorised on behalf of the Company to Issue and allot upto 70,00,000 Equity Shares of Rs.2/- per share at a premium of Rs. 458/- aggregating to Rs 322 crores, to promoters group companies by way of preferential issue. Resolved Further That the relevant dote for pricing of the shares is 30 days (i.e. 1st December 2007) prior to the date of Annual General Meeting as per dause 13.1.1.1 of SEBI (Disclosure & Investor Protection) Guidelines, 2000. Resolved Further That the equity shares so issued shall rank pari passu with the then existing equity shares of the Company in all respects. Resolved Further That for the purpose of giving effect to the issue or allotment of equity shares, the Board be and is hereby authorised on behalf of the Company to take actions and to do all such acts, deeds, matters and things as it may, in its absolute discretion, deem necessary, proper or desirable for such purpose and with power on behalf of the Company to settle all questions, difficulties or doubts that may arise In the proposed issue, offer and allotment of the equity shares, including utilization of the issue proceeds, without being required to seek.any further consent or approval of shareholders or otherwise to the end and intent that Share holders shall be deemed to have given their approvql thereto expressly by the authority of this resolution. Resolved Further That the Board be and is hereby authorised to delegate all or any of the powers herein conferred to any Committee of Directors or any Directorts) or the Company Secretary of the Company to give effect to this resolution.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s) the following resolution as Special Resolution:- “Resolved that pursuant to the provisions of Section 81(1A) and all other applicable provisions, if any of the Companies Act, 1956 induding any statutory modification(s) or re-enadment thereof for the time being in force and in accordance with the relevant provisions of the Memorandum and Articles of Association of the Company, the rules/ regulations/ guidelines, if any, prescribed by the Securities and Exchange Board of India and/or any other regulatory authority, the listing agreement entered into by the Company with the Stock Exchanges where the equity shares of the Company are listed and subject to the approval(s), consent(s), permission(s) and/or sanction(s), if any, of appropriate authorities, institutions or bodies, as may be required, and subject to such conditions as may be prescribed by any of them while granting any such approval(s), consent(s), permission(s), and/or sanction(s), the Board of Directors of the Company (hereinafter referred to as “the Board”, which term shall include any Committee of the Board constituted/to be constituted to exercise its powers conferred by this Resolution) be and is hereby authorised on behalf of the Company to create, offer, issue and allot upto 1,50,00,000 warrants, entitling the warrant holderls) from time to time to apply for equity shares of the Company in two or more tranches, to promoters group Companies by way of preferential Issue, in such manner and on such terms and conditions as may be determined by the Board in its absolute discretion, provided that the aggregate number of resultant equity shares of the Company against such warrants shall not exceed 1,50.00,000 (One Crores Fifty lacs) fully paid equity shares of the face value of Rs.21- each at a premium of Rs. 458/- aggregating to Rs 690 crores
						Mgmt.	NO	DNA	DNA
Ahmednegar Forgings Limited	AHF IN	6009937 IN	12/31/2007	Pune
To receive. consider and adopt the Audited Balance Sheet of the Company as at 30th June 2007 together with Profit and Loss Account for the year ended on that date and the reports of the Directors and the Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. D.S:Malik. who retires by rotation and being eligible offer himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. S. E. Krishnan, who retires by rotation and being eligible offer himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To declare dividend.	Mgmt.	NO	DNA	DNA
					To appoint Auditors to hold office from the conclusion of this meeting until the conclusion of next Annual Genera1 Meeting.	Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following resolution as Ordinary Resolutlon:- “RESOLVED THAT pursuant to the provisions of Section 94(1)(a) of the Companies Act, 1956 and other applicable provisions, if any, the Authorised share capital of the Company be and is hereby increased from Rs. 35,00,00,000/- (Rupees Thirty Five Crore only) divided into 3,50,00,000 (Three Crores Fifty Lacs) Equity Shares of Rs. 101- each to Rs. 40,00,00,000/- (Rupees Forty Crore only) divided into 4,00.00,000 (Four Crores) Equity Shares of Rs. 10/- each. RESOLVED FURTHER THAT the Board of Directors of the Company be and is hereby authorized to do all such acts, deeds and things as may be necessary for giving effect to above resolution.”
						Mgmt.	NO	DNA	DNA

To consider and, If thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 16 and all other applicable provision, if any. of the Companies Act, 1956 the existing (Clause-V) of the Memorandum of Association of the Company be and is hereby substituted and read as under:- — “The Authorised Share Capital of the Company is Rs. 40,00,00,000/- (Rupees Forty Crores only) divided into 4,00.00,000 (Four Crore) Equity Shares of Rs.l0/- (Rupee Ten) each. with the power of the Company to increase or reduce or modify the said Share Capital and to divide the shares for the time being of the Company into several classes and to attach thereto preferential. qualified, special rights privileges or conditions as’ may be detemined by or in accordance with the Articles of Association of the Company and to vary, modify or abrogate any such rights, privileges or conditions in such manner as may for the time being be provided by the Articles of Association.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification(s), the following resolution as Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 31 and other applicable provisions, if any, of the Companies Act, 1956 the existing Articles 3 of the Articles of Association of the Company be and is hereby substituted and read as under:- “The Authorised Share Capital of the Company is Rs. 40,00,00,000/- (Rupees Forty Crores only) divided into 4,00,00,000 (Four Crore) Equity Shares of RS.l0/- (Rupee Ten) each with ‘the power of the Company to increase or reduce or modify the said Share Capital and to divide the shares for the time being of the Company into several classes and to attach thereto preferential, qualified, special rights privileges or conditions as may be detennined by or in accordance with the Articles of tssociation of the Company and to vary, modify or abrogate any such rights, privileges or conditions in such manner as may for the time being be provided by the Articles of Association. RESOLVED FURTHER THAT the Board of Directors of the company be and is hereby authorised to do all such acts, deeds and things as may be necessary for giving effect to this above resolution.”
						Mgmt.	NO	DNA	DNA

To consider and, If thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 81(lA) and all other applicable provisions, if any, of the Companies Act, 1956 including any statutory modification(s} or re-enactment thereof for the time being in force and in accordance with the relevant provisions of the Memorandum and Articles of Association of the Company, the rules! regulations! guidelines, if any, prescribed by the Securities and Exchange Board of India and/or any other regulatory authority, the listing agreement entered into by the Company with the Stock Exchanges where the equity shares of the Company are listed and subject to the’ approval(s), consent{s}, permission(s} and/or sanction{s}, if any, of appropriate authorities, institutions or bodies, as may be required, and subject to such conditions as may be prescribed by any of them while granting any such approval{s}, consent(s}, permission{s), and/or sanction(s), the Board of Directors of the Company (hereinafter referred to as “the Board”, which term shall include any Committee of the Board constitutedlto be constituted to exercise its powers conferred by this Resolution) be and is hereby authorized on behalf of the Company to issue and allot upto 17,00,000 Equity Shares of RS.l0/- per share at a premium of Rs. 230/- aggregating to Rs. 40.80 crores to promotor of the company by way of Preferential issue.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fft, to pass with or without modificatlon(s), the following resolution as a Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 81 (1A) and allqther applicable provisions, if any of the Companies Act, 1956 including any statutory modification(s} or re-enactment thereof for the time being in force and in accordance with the relevant provisions of the Memorandum and Articles of Association of the Company, the rules! regulations! guidelines. if any, prescribed by the Securities and Exchange Board of India andlor any other regulatory authority, the listing agreement entered into by the Company with the Stock Exchanges where the equity shares of the Company are listed and subject to the approval{s), consent(s), permission(s} and/or
						Mgmt.	NO	DNA	DNA

2

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

sanction{s}, if any, of appropriate authorities, institutions or bodies, as may be required, and subject to such conditions as may be prescribed by any of them while granting any such approval(s}, consent(s), permission{s), and/or sanction(s), the Board of Directors of the Company (hereinafter referred to as “the Board”, which term shall include any Committee of the Board constituted/to be constituted to exercise its powers conferred by this Resolution) be and is hereby authorised on behalf of the Company to create, offer, issue and allot upto 38,00,000 warrants, entitling the warrant holder(s) from time to time to apply for equity shares of the Company in two or more tranches, to promoter of the company by way of preferential issue, in such manner and on such terms and conditions as may be determined by the Board in its absolute discretion, provided that the aggregate number of resultant equity shares of the Company against such warrants shall not exceed 38,00,000 (Thirty Eight lacs) fully paid equity shares of the face value of Rs. 101- each at a premium of Rs. 2301- aggregating to Rs. 91.20 crores. To consider and if thought fit to pass with or without modlfication(s) the following resolution as Special Resolution:- “RESOLVED THAT pursuant to the provisions of Section 293(1) (d) and any other applicable provisions (if any) of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force), the consent of the Company be and is hereby accorded to the Board of Directors of the Company to borrow any sum or sums of money for and on behalf of the Company from time to time for the purpose of the Company notwithstanding that the money to be borrowed together with the ,moneys already borrowed by the Company (apart from temporary loans obtained from the Company’s bankers in the ordinary course of business) will or may exceed the aggregate of the paid up capital of the Company and its free reserves, which have not been set apart for any specific purpose, but so that the total amount upto which the money may be borrowed shall not exceed Rs.2000 Crores (Rupee Two Thousand Crores Only) on account of the principal.”
						Mgmt.	NO	DNA	DNA
HBL Power Systems Limited	HBPS IN	B03D005 IN	1/4/2008	Hyderabad	Alteration of Articles of Association	Mgmt.	NO	DNA	DNA
					Issue of equity shares and warrants on preferential basis	Mgmt.	NO	DNA	DNA
S Kumars Nationwide Ltd	SKUM IN	6708085 IN	1/14/2008	Postal ballot	1. Resolution to be passed under Section 293(1) (a) of the Companies Act. 1956 for sell of the Company’s ‘Reid & Taylor Division’ Comprising of the fabrics and Ready -to- wear Garment Business.	Mgmt.	YES	FOR	FOR

2. Resolution to be passed under Section 372Aofthe Companies Act. 1956 for making any loan, investment, guarantee or provide any security beyond the prescribed ceiling in company Brandhouse Retails Limited and subsidiary company ‘Reid & Taylor (India) Limited’
						Mgmt.	YES	FOR	FOR
Larsen & Toubro Limited	LT IN	B0166K8 IN	2/1/2008	Postal ballot	It is proposed to separate the Ready Mix Concrete (RMC) Business Unit of the Company into a separate subsidiary company,.or to dispose off to any other entity.	Mgmt.	YES	FOR	FOR
Glenmark Pharmaceuticals Limited	GNP IN	6698755 IN	1/30/2008	Postal ballot
The Company proposes to transfer by way of sale, lease or otherwise its Domestic Active Pharmaceutical Ingredients and Generics Formulation Business together with land, building, plant and machinery, brands, trademarks and other assets at its plants in Goa, Ankleshwar, Kurkumbh and Mohol all located in India as also the employees pertaining to the said business, to Glenmark Generics Limited -a subsidiary of the Company.
						Mgmt.	YES	FOR	FOR
Television Eighteen India Ltd	TLEI IN	B1L5S51 IN	2/2/2008	Postal ballot
To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956 and subject to such approvals, consents, sanctions and permissions of appropriate authorities, departments or bodies as may be necessary, consent of the Company be and is hereby accorded to Board of Directors of the Company to make loans to any body corporate, acquire by way of subscription, purchase or otherwise securities of any body corporate or give any guarantee or provide any security in connection with loan made by any person to, or to any other person by, any body corporate in excess of 60 percent of the paid up share capital and free reserves of the Company or 100 percent of the free reserves of the Company, which ever is more as prescribed under section 372A in the shares of other body corporate as detailed in the attached Explanatory Statement, in their absolute discretion deem beneficial and in interest of the Company. RESOLVED FURTHER THAT Mr. Raghav Bahl, Managing Director, Mr. Sanjay Ray Chaudhuri, Whole time Director and Mr. Anil Srivastava, VP-Corporate Affairs & Company Secretary of the Company be and are hereby severally authorized to take such steps as may -be necessary for obtaining approvals, statutory/ contractual or otherwise in relation to the above and to settle all matters arising out of and/or incidental thereto, and to sign and execute all deeds, applications, documents and writings that may be required, on behalf of the Company and generally to do all acts, deeds, matters and things that may be necessary, proper, expedient or incidental for the purpose of giving effect to the aforesaid Resolution”
						Mgmt.	YES	FOR	FOR
Bank of India	BOI IN	6099789 IN	1/23/2008	Mumbai
to create, offer, Issue and allot not exceeding 3,77,72,600 Equity Shares (the “Equity Shares”) of face value of Rs 10/- each, In one or more tranches by way of Qualified Institutional Placement (OIP) to the Public Sector Enterprises and Mutual Funds who are Qualified Institutional Buyers in terms of the Chapter XIII — A of the Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000 (“SEBI DIP Guidelines”) whether or not such investors are existing members of the Bank, at a price not less than the price as determined in accordance with relevant provisions of SEBI DIP Guidelines and on such terms and conditions as may be deemed appropriate by the Board at its absolute discretion and wherever necessary In consultation with Lead Managers In accordance with the applicable laws, rules, regulations and guidelines prevailing In this regard.
						Mgmt.	YES	FOR	FOR
Monnet Ispat & Energy Limited	MISP IN	6327372 IN	1/11/2008	Raipur
To consider and if though fit, to pass with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Section 81(1A) and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modifications or re-enactments thereof for the time being in force), provisions of the Memorandum and Articles of Association of the Company, and subject to the applicable rules. regulations, guidelines, notifications or circulars issued by the Securities and Exchange Board of India [hereinafter referred to as “SEBI”], the Stock Exchange[s] where the shares of the Company are listed [including provisions of the listing agreement with them], or any other statutory or appropriate authority or body and also subject to such approvals, permissions, sanctions and consents as may be necessary or required from the Government of India and all other appropriate authorities, bodies or institutions, under applicable legislations, rules, regulations, guidelines and contracts for the time being in force, and subject further to such other terms, conditions, stipulations, alterations, amendments, modifications or variations, as may be required, specified or suggested by any of them in grating any such approvals, consents, permissions, or sanctions, and which may be agreed to by the Board of Directors [hereinafter referred to as “the Board”, which term shall be deemed to include any Committee of Directors for the time being authorised by the Board of Directors to exercise the powers conferred on the Board of Directors by this resolution], consent and approval of the members of the Company be and is hereby accorded to the Board to create, offer, issue and allot in one or more tranches[s] on private placement and/or preferential basis, not exceeding 50,00.000 warrants, each warrant carrying one option/entitlement to subscribe to one number of fully paid Equity Share of the Company of Rs.1 0/- each, against each such option on a future date [i.e. option/entitlement to subscribe to maximum number of 50,00,000 fully paid Equity Shares of Rs. 10/- each in aggregate], within a period not exceeding 18 [Eighteen] months from the date of issue of such warrants, to the following promoter[s] of the Company. The total number of Equity Shares to which the aforesaid proposed allottees will become entitled to, considering one option available per warrant. shall be 50.00,000 Equity Shares of Rs.10/- each.”
						Mgmt.	NO	DNA	DNA
Siemens Ltd.	SIEM IN	B15T569 IN	1/31/2008	Mumbai	Adoption of audited Annual Accounts, Reports of the Directors and Auditors	Mgmt.	YES	FOR	FOR
					Declaration of a Dividend	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Narendra J. Jhaveri, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Keki B. Dadiseth, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Pradip V. Nayak, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR

To re-appoint BSR& Co., Chartered Accountants, as the Statutory Auditors of the Company to hold office from the conclusion of the 50th Annual General Meeting up to the conclusion of the next i.e. 51st Annual General Meeting of the Company and to authorise the Audit Committee of Directors to fix their remuneration.
						Mgmt.	YES	FOR	FOR
					Amendment of Clause V of the Memorandum of Association	Mgmt.	YES	FOR	FOR
					Amendment of Article 3 of the Articles of Association	Mgmt.	YES	FOR	FOR
					Issue of Bonus Shares	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Vijay V. Paranjape as a Director of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Vijay V. Paranjape as a Whole-time Director and payment of remuneration to him	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Vilas B. Parulekar as a Director of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Vilas B. Parulekar as a Whole-time Di,rector and payment of remuneration to him	Mgmt.	YES	FOR	FOR
					Re-appointment of Mr. Juergen Schubert as the Managing Director and payment of remuneration to him	Mgmt.	YES	FOR	FOR
					Appointment of Dr. Armin Bruck as a Director of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Dr. Armin Bruck as a Whole-time Director and as the Managing Director and payment of remuneration to him	Mgmt.	YES	FOR	FOR
					Increase in remuneration of Mr. Patrick de Royer, Executive Director	Mgmt.	YES	FOR	FOR
					Re-Appointment of Mr. K. R. Upili as a Whole-time Director and payment of remuneration to him	Mgmt.	YES	FOR	FOR
					Appointment of Ms. Mukta Paranjape, daughter of Mr. Vijay V. Paranjape, Whole-time Director, to an office or place of profit	Mgmt.	YES	FOR	FOR
Television Eighteen India Limited	TLEI IN	B1L5S51 IN	2/8/2008	New Delhi
To consider and, If thought fit, to pass with or without modiflcatlon(s), the following resolution .s • Special Resolution. “RESOLVED THAT pursuant to lt1e provisions of section 81(lA) and all other appllcable provisions, if any, of the Companies Act, 1956 including any statutory modification(s) or re-enactment thereof for the time being in force and in accordance with the relevant provisions of \he Memorandum and Articles of Association of the Company, and subsisting rules/regulations/guidelines, if any, prescribed by the Govenvnent of IndiaISecurities and Exchange Board of India (SEBI) and/or any other regulatory authority, the listing agreement entered into by the Company with the Stock Exchanges where the equity shares of the cbmpany are listed and subject to the approval(s), consent(s), perrnissien(s), and/ or sanction(s), if any, of appropriate authorities, institutions or bodies as may be required, and Subject to such conditions as inay be prescribed by any of them while granting any such approval(s), consent(s), permission(s), andlor sanction(s), the Board of Directors of the Company (hereinafter referred to as “the Board’, which term shall include any Committee of the Board constituted / to be constituted to exercise its power, including the powers conferred by this Resofutlon) be and are hereby authorized on behalf of the Company to create, offer, issue and allot 10,000,000 ( One Crore) Convertible Warrants, entiUing the warrant holder(s) from time to time to apply for equity shares of the Company in one or more tranches, to Network18 India Holdings Private Limited, a wholly owned subsidiary of Network18 Media & Investments Limited (Formerly known as Network18 Fincap Limited) on preferential placement basis through offer letter and/or circular andlor information memorandum and/or private placement memorandum and/or such other documents! writings, in such form, manner and upon such terms and conditions as may be determined by the Board in Its absolute discretion, provided that the aggregate number of
						Mgmt.	NO	DNA	DNA

3

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

resultant equity shares of the Company to be issued against such warrants shall not exceed 10,000,000 (One Crore) fulfy.paid up equity shares of the face value of As. 5/- each at a premium of As. 518/- against the Convertible Warrant of Rs. 523/- each being not less than the price calculated in accordance with the subsisting Securities and Exchange Soard of India (Disclosures and Investor Protection) Guidelines, 2000’ (hereinafter referred to as -SEBI DIP Guidellnesj, in this behalf.

Tanla Solutions Limited	TANS IN	B1LGZV9 IN	2/23/2008	Postal ballot	Alterationl Amendment of Main Objects of Memorandum of Association interalia widening the scope of present Main Objects:	Mgmt.	YES	FOR	FOR
Wockhardt Limited	WPL IN	B00YYS7 IN	2/20/2008	Mumbai
To consider and if thought fit to pass with or without modification(s), the following as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Section 81 and other applicable provisions, if any, of the Companies Act, 1956 and subject to such consents and such other approvals as may be necessary and subject to such conditions and modifications as may be considered necessary by the Board of Directors (hereinafter referred to as “the Board” which term shall be deemed to include any Committee thereof for the time being exercising the powers conferred on the Board by this resolution) or as may be prescribed or made, in granting such consents and approvals and which may be agreed to by the -Board, the consent of the Company be and is hereby accorded to the Board to offer, issue and allot in one or more tranches, in the course of domestic/international offerings to Domestic/Foreign Institutions, Non-Resident Indians, Indian Public Companies, Corporate Bodies, Mutual Funds, Banks, Insurance Companies, Pension Funds, individuals or otherwise, whether shareholders of the Company or not, through a public issue or rights issue and/or on a private placement basis, Ordinary Shares, debentures or bonds whether Partly/Optionally/Fully Convertible and/or securities linked to Ordinary Shares including but not limited to Global Depositary Receipts (GDRs) and/ or Foreign Currency Convertible Bonds and/or bonds with Share Warrants attached (hereinafter referred to as “Securities”), secured or unsecured such that the total amount raised through the aforesaid Securities should not exceed Rs.800 crore (Rupees Eight Hundred Crore only) (including greenshoe, if any), or its equivalent, of incremental funds for the Company.” RESOLVED FURTHER THAT the consent of the Company be arid is hereby granted in terms of Section 293( 1Ha) and other applicable provisions, if any, of the Act and subject to all necessary approvals to the Board to secure, if necessary, all or any of the above mentioned Securities to be issued, by the creation of a mortgage and/ or charge on all or any of the Company’s immovable, movable and/ or intangible assets, both present and future in such form and manner and on such terms as may be deemed fit and appropriate by the Board. RESOLVED FURTHER THAT for the purpose of giving effect to the above, the Board be and is hereby authorised to determine the form and terms of the Issue(s), including the class of investors to whom the Securities are to be allotted, number of Securities to be allotted in each tranche, issue price, face value, premium amount on issue/ conversion of Securities / exercise of warrants / redemption of Securities, rate of interest, redemption period, listings on one or more stock exchanges in India and/or abroad, appoint lead managers, and other agencies as the Board in its absolute discretion deem!\lfit and to make and accept any modifications in the proposal as may be required by the authorities involved in such issues in India and/ or abroad and to settle any questions or difficulties that may arise in regard to the Issue(s). RESOLVED FURTHER THAT the Board be and is hereby authorized to delegate all or any of the powers herein conferred above to any Committee of Directors.”
						Mgmt.	YES	FOR	FOR
Adani Enterprises Limited	ADE IN	B01VRK0 IN	2/4/2008	Ahmedabad
To consider and if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution. “RESOLVED THAT in accordance with and subject to the provisions of Section 81 (1A) and all other applicable provisions, if any, of the Companies Act, 1956, Foreign Exchange Management Act, 1999 (including any statutory modification(s) or re-enactment thereof for the time being in force), Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depository Receipt Mechanism) Scheme, 1993, the Foreign Exchange (Transfer or Issue of Security by a Person Resident Outside India) Regulations, 2000 and other applicable Rules, Regulations, Notifications, Circulars, Schemes, Guidelines and Directions, if any, of the Securities and Exchange Board of India (SEBI), the Reserve Bank of India (RBI), the Stock Exchanges where the securities of the Company are listed (including provisions of the listing agreement with them), and other concerned and relevant authorities and other applicable laws if any, and the relevant provisions of the Memorandum and Articles of Association of the Company; and also subject to such approvals, consents, permissions, or sanctions of the Government of India (GOI), RBI, SEBI and any other Indian/Overseas appropriate authorities, institutions or bodies as may be necessary and subject to such terms, conditions, stipulations, alterations, amendments, modifications, or variations as may be prescribed by any of them in granting any such approvals, consents, permissions, or sanctions; and which may be agreed to by the Board of Directors (hereinafter referred to as the “Board”, which term shall be deemed to include any Committee of Directors for the time being authorised by the Board of Directors to exercise the powers conferred by the Board), the consent of the Company be and is hereby accorded to the Board to create, offer, issue and allot on behalf of the Company, in one or more tranches (including with provision for reservation on firm and/or competitive basis) of public or private offerings in domestic and/or international markets, through prospectus and/or offer letter, and/or offering memorandum, and/or other permissible/requisite offer document or letter; Foreign Currency Convertible Bonds (FCCBs) and/or Global Depository Receipts (GDRs) and/or any other Depository Receipts (DRs), and/or Securities representing either Equity Shares or convertible Securities through Depository Receipts, and/or Equity Shares and/or Preference Shares, and/or any other Securities convertible into Equity Shares at the option of the Company and/or holders of the Security and/or Securities linked to Equity Shares and/or Securities with or without detachable/non-detachable warrants (hereinafter referred to as the “Securities”), whether secured by way of creating charge on the assets of the Company or unsecured, subscribed to in Indian/Foreign Currency(ies), by Indian or Foreign Banks, Institutions, Foreign Institutional Investors, Mutual Funds, Companies, Other Corporate Bodies, Trusts, Funds, Hedge Funds; Resident/Non-Resident Indians, Foreign Nationals, individuals and other eligible Investors, persons or entities (hereinafter collectively referred to as “Investors”) as may be decided by the Board; whether or not such investors are members of the Company; up to an aggregate amount not exceeding Rs. 3000 Crores (Rupees Three Thousand Crores Only) or its equivalent in any foreign currency as the case may be (inclusive of such premium as may be determined), and such offer, issue and allotment to be made, at such time or times, in Indian Rupees or any convertible foreign exchange or other currencies as may be permissible and/or required, at such price or prices, in such form and manner and on such other terms and conditions as may be decided and deemed appropriate by the Board at the time of such offer, issue and allotment , subject however, to the applicable guidelines, rules, regulations, notifications, circulars and other applicable statutory provisions.
						Mgmt.	NO	DNA	DNA
Jaiprakash Associates Limited	JPA IN	B01GVY7 IN	3/1/2008	Postal ballot
To consider and, if thought fit, to give assent/dissent to the following Resolution: As Special Resolution: Investment In Special Purpose Vehicle for Implementation of the Ganga Expressway Project. “RESOLVED THAT pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956 and subject to the approvals of Financial Institutions I Banks and such other approvals as may be required, the Board of Directors of the Company be and is hereby authorized to make an investment of up to Rs.3000 Crores (Rupees Three Thousand Croresonly), in one or more tranches, by way of investment in the Equity Capital of I making loans to I providing Security or Guarantee(s) for the loans granted to an existing or a new company mbe.ir:Icorporatedasa.SpeciaU?.urpose_Vehicle, for implementation of the Ganga Expressway Project, with the name of Jaypee Ganga Infrastructure Corporation limited or such other name as may be made available by the Registrar of Companies, Uttar Pradesh & Uttaranchal, notwithstanding the fact that the aggregate of the investments so far made, securities so far provided,.’oansl guarantees so far given by the Company along with the proposed investment may exceed 600/” of the paid-up capital and free reserves of the Cornpany or 100010 of its free reserves, whichever is more.” “RESOLVED FURTHER tllat the Board of Directors of the Company be and is hereby authorized todo all such acts, deeds, matters and things, which are incidental, consequential. and necessary for implementing the resolution as aforesaid and settle any question, difficulty or doubt that may arise in this regard and give such directions, as it may, in its absolute discretion, deem expedient, desirable and necessary including delegating all or any of the powers herein conferred to any Committee of Directors or Executive Chairman or Whole-time Director or any Director(s) or any other Officer(s) of the Company, to give effect to this Resolution.”
						Mgmt.	YES	FOR	FOR
Jyoti Structures Limited	JYS IN	B18P3B5 IN	2/20/2008	Mumbai	Further Issue of Capital	Mgmt.	YES	FOR	FOR
					Issue Of Foreign Currency Convertible Bonds	Mgmt.	YES	FOR	FOR
					Issue of Convertible Warrants	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Prakash K Thakur as Whole-time Director of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Santosh V Nayak as Whole-time Director of the Company	Mgmt.	YES	FOR	FOR
Balrampur Chini Mills Limited	BRCM IN	B06KS32 IN	4/18/2008	Kolkata
To receive, consider and adopt. the profit & loss Account of the Company for the year ended 30th September, 2007 and the Balance Sheet as at that date with the Reports of the Direcrors and Auditors thereon.
						Mgmt.	NO	DNA	DNA
					To appoint ,a director in place of Shri R.K. Choudhury, who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri S.B. Budhitaja, who retires by rotation and being eligible offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint Auditors and to fix their remuneration.	Mgmt.	NO	DNA	DNA

To consider and if thought fit; to pass with or wirhout modification(s), the, following reSolution as an Ordinary Resolution : “Resolved that the consent of the Company be and is hereby accorded in terms of Section 293(lXa) and other applicable provisions, if any, of the Companies Act, 1956 and subject to such other approval as maybe required for mortgaging . and/or creating charge by ,the Board of Directors of the Company with such ranking 115 to priority and for such time and on such terms as the Board may determine, all or any of the movable and/or immovable, tangible and/or intangible propeqies, both present and future of the Haidergllrh Unit and Rauzagaon Unit of the Company wheresoever situated, present and future. and the whole of the undertaking of the I;-laidergarh UJ;lit and Rauzagaon Unit together with the pl)Wer to take QVerthe management of the business and <;l)n<:ern.of the Company in certain events of default in favolJr of International Finance Corporation (lFC), Washington, USA to s«uretheir Term loannoc ·e)cceeding U~ $ .40,000,0()0 (United StateS Dollar Forty Million) availed of/to be ava.iled of by the Company from IFC together with. interest thereon at the respe<:tiverates, compoundinteresc, additional interest, liquidateddarnages, commitment charges, premia on prepayment, costs, charges, expenses, premium (if any) on redemption, all other costs, charges and expenses, including any increase as a resUlt of devaluation/revaluation/fluctuation in the rates of exchao.ge and all other monies payable by the Company in terms Of the facility agreement dated 18th April 2007 and any related documents executed/to ‘be executed by the Company with/in favour of IFC, or any relared document entered into/to be entered into between the Company and IFC, in respect of the said loanlborrowings and cl)ntaining such specific terms and conditions and covenants in. respect of enforcement of securiry as may be stipulated in that ,behalf .and. agreed to between the .Board of Directors or Q>rpll).ittee thereof and
						Mgmt.	NO	DNA	DNA

4

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

the.IFC/ its agenc<s)/trustee(s). {Resolved fiuther that for the purpbse of givingeffecr to this resolution,. the Board be and is hereby authorised to finalise, settle and execute’ such documents/deeds/writings/ paperS/agreements as may’ be required and to do all acts, deeds, matters and things, as it’ may in its absolute dis.<:retiondeem necessary, proper or desirable with regard tl) <:reating mortgage/<:harge as aforesaid.”

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “Resolved that the consent of the Company be and is hereby accorded in terms of Section 293(l)(a) and other applicable provisions, if any, of the Companies Act, 1956 for mortgaging and/or charging by the Board of Directors of the Company on all the moveable and immoveable properties of the Mankapur Sugar Unit & Co-gen Plants of the Company situated at Mankapur, Dist-Gonda, U.P. both present and future by way of an exclusive second charge in favour of the President of India (Central Government; Ministry of Consumer Affairs & Public Distribution, Sugar Development Fund (SDF), Krishi Bhavan, New Delhi) to secure Rupee Term Loan not exceeding Rs. 31,94,40,000/( Rupees Thirty one crores Ninety four lacs forty thousand only) lent and advanced/ to be lent and advanced by the Government of India, Ministry of Consumer Affairs & Public Distribution, Directorate of Sugar under Rules prescribed for Sugar Development Fund (SDF) and the interest ar the respective agreed rates compound/additional inrerest and all other monies payable by the Company to SDF in terms of their respective loan agreemenrs/letters of sanction entered into/to be entered into by the Company in respect of the said Term Loan. And’the Board of Directors of the Company be and is hereby authorised to finalise with SDF the documents for creating aforesaid mortgage and charges and to do all such acts, deeds and things as may be necessary for giving effect to the above resolution.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: “Resolved that, pursuant to the Provisions of Sections 198, 269, 309 and Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956, the Company hereby approves the payment of remuneration to Shri K.N Ranasaria, Wholetirne Director of the Company for the period from 1st October, 2006 to 11th May, 2009 as set out in the explanatory statement annexed hereto as minimum remunerarion in case the Company has in any financial year no pfofits or if its profits are inadequate with the liberty to the Board of Directors (the “Board”) to revise, amend, alter and vary the terms and conditions of his remuneration in such manner as may be permitted in accordance with the provisions of the Companies Act, 1956 and Schedule XIII or any modification thereto and as may be agreed to by and between the Board and Shri K.N Ranasaria. Resolved further that the Board or any committee thereof be and is hereby authorised to do and perform all such acts, deeds, matter and things as may be considered desirable or expedient to give effect to this resolution.”
						Mgmt.	NO	DNA	DNA
United Phosphorus Limited	UNTP IN	B0L0W35 IN	3/3/2008	Gujarat
To consider and if thought fit, approve with or without modification(s), the Scheme of Arrangement for de-merger of Haldia Division of SWAL Corporation Limited, the Transferor Company / De-merged Company with United Phosphorus Limited, the Applicant Company and Reduction of Capital in the form of utilisation of Securities Premium Account of the Applicant Company.
						Mgmt.	NO	DNA	DNA
Tata Consultancy Services Limited	TCS IN	B01NPJ1 IN	3/17/2008	Postal ballot	Increase in the Authorised Share Capital and Alteration of the Memorandum of Association of the Company	Mgmt.	YES	FOR	FOR
					Alteration of the Articles of Association of the Company	Mgmt.	YES	FOR	FOR
					Issue of Redeemable Preference Shares	Mgmt.	YES	FOR	FOR
Housing Developent and Infrastructure Limited	HDIL IN	B1RPZ09 IN	2/27/2008	Postal ballot	Increase In Number of Directors	Mgmt.	YES	FOR	FOR
					Increase in Authorised Capital	Mgmt.	YES	FOR	FOR
					Alteration of Memorandum and Articles of association- As special Resolution”	Mgmt.	YES	FOR	FOR
					Appointment of Shri. Rakesh Kumar Wadhawan as Whole time Director designated as Executive Chairman.	Mgmt.	YES	FOR	FOR
					Approval of Revised terms of Remuneration of Shri. Sarang Wadhawan- Managing Director.	Mgmt.	YES	FOR	FOR
					Variation In the Utilisation of IPO proceeds	Mgmt.	YES	FOR	FOR
					Payment of Remuneration to Non executlve Directors	Mgmt.	YES	FOR	FOR
Balaji Telefilms Limited	BLJT IN	6545538 IN	3/14/2008	Postal ballot	Revision in Remuneration of Creative Director of the Company	Mgmt.	YES	FOR	FOR
Indiabulls Financial Services Limited	IBULL IN	B02L7L0 IN	3/6/2008	Postal ballot
To consider and if thought fit, to pass the following resolution as a Special Resolution: “RESOLVED THAT, in accordance with the provisions of Section 81 (1A) and all other applicable provisions of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof) and relevant provisions of the Memorandum and Articles of Association of the Company and the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depositary Receipt Mechanism) Scheme, 1993, the Master Circular on External Commercial Borrowings and Trade Credits dated July 2, 2007 issued by the Reserve Bank of India as amended, and such other statutes, rules and regulations as may be applicable and relevant, and subject to the approval, consent, permission and/or sanction of the Ministry of Finance of the Government of India, Reserve Bank of India and any other appropriate authorities, institutions or bodies, as may be necessary and subject to such conditions as may be prescribed by any of them in granting any such approval, consent, permission or sanction, the Board of Directors (hereinafter referred to as the “Board”, which term shall be deemed to include any Committee thereof referred to below), be and is hereby authorized on behalf of the Company to create, offer, issue, and allot, in one or more tranches, whether rupee denominated or denominated in foreign currency, in the course of international offering(s) in one or more foreign markets, for a value of up to USD equivalent to INR 4000 crores (US Dollars equivalent to Indian Rupees Four thousand crores), equity shares of the Company (“Equity Shares”) and/or Global Depository Receipts (“GDRs”), American Depository Receipts (“ADRs”), Foreign Currency Convertible Bonds (“FCCBs”), and / or Equity Shares through Depository Receipt Mechanism and / or any Other Financial Instruments (“OFls”) including Compulsorily Convertible Preference Shares convertible into or linked to Equity Shares, or with or without detachable warrants with a right exercisable by the warrant holders to convert or subscribe to the Equity Shares or otherwise, in registered or bearer form (hereinafter collectively referred to as “Securities”) or any combination of Securities to any person including foreign / resident investors (whether institutions, incorporated bodies, mutual funds and / or individuals or otherwise), Foreign Institutional Investors, Venture Capital Funds, Foreign Venture Capital Investors, Indian and/or Multilateral Financial Institutions, Mutual Funds, Non-Resident Indians, Employees of the Company and / or any other categories of investors, whether they be holders of shares of the Company or not (collectively called the “Investors”) through public issue(s) of prospectus, private placement(s) or a combination thereof at such time or times, at such price or prices, at a discount or premium to the market price or prices in such manner and on such terms and conditions including security, rate of interest, etc., as may be decided by and deemed appropriate by the Board in its absolute discretion including the discretion to determine the categories of Investors to whom the offer, issue and allotment shall be made to the exclusion of all other categories of Investors at the time of such issue and allotment, considering the prevailing market conditions and other relevant factors wherever necessary in consultation with the Lead Managers, as the Board in its absolute discretion may deem fit and appropriate.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81 (1A) and other applicable provisions, if any, of the Companies Act, 1956 (including any amendments thereto or re-enactment thereof), the provisions of Chapter XIIIA of the SEBI (Disclosure and Investor Protection) Guidelines 2000 (“SEBI DIP Guidelines”) and the provisions of the Foreign Exchange Management Act, 2000 (FEMA), Foreign Exchange Management (Transfer or Issue of Security by a Person Resident Outside India) Regulations, 2000 and such other statutes, rules and regulations as may be applicable and relevant, the Board of Directors may at their absolute discretion, issue, offer and allot Equity Shares / Fully convertible Debentures(FCD) / Partly convertible Debentures (PC D) / Optionally Convertible Debentures (OCD) or any other securities other than warrants, which are convertible into or exchangeable with the equity shares of the Company or other specified securities, (herei nafter collectively referred to as uSecurities”) within the meaning of Chapter XIII A of the SEBI (Disclosure and Investor Protection) Guidelines, 2000 for Qualified Institutional Placement ( SEBI DIP Guidelines) for a value up to USD equivalent to INR 4000 crores (United States Dollars equivalent to Indian Rupees Four Thousand crores only) inclusive of such premium, as may be finalized by the Board, to Qualified Institutional Buyers (as defined by the SEBI DIP Guidelines) pursuant to a qualified institutional placement, as provided under the said Guidelines.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass, the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Section 81(lA) and other applicable provisions, if any, of the Companies Act, 1956, (including any statutory modification(s) or re-enactment thereof, for the time being in force) and the provisions of the Memorandum and Articles of Association of the Company and the Public Companies (Terms of Issue of Debentures and Raising of Loans with Option to Convert such Debentures or Loans into Shares) Rules, 1977, as amended, and subject to the approval, consent, permission and/or sanction of any appropriate authorities, institutions or bodies, as may be necessary and subject to such conditions as may be prescribed by any of them in granting any such approval, consent, permission or sanction, the Board of Directors (hereinafter referred to as the “Board”), be and is hereby authorized on behalf of the Company to create, offer, issue, and allot, in one or more tranches, in the course of domestic offering(s) for a value of up to Rupees 4000 crores (Rupees Four thousand crores), Equity Shares / Fully convertible Debentures (FCD) / Partly convertible Debentures (PCD) / Optionally Convertible Debentures (OCD) / Debentures with right to subscribe to Equity Shares /Convertible / Non Convertible Preference Shares / Bonds / Non Convertible Debentures with or without detachable warrants with a right exercisable by the warrant holders to convert or subscribe to the Equity Shares or otherwise / any other Financial Instruments convertible into or exchangeable with the equity shares of the Company, (hereinafter collectively referred to as “Debt Securities”) or otherwise, out of the authorized capital of the Company, to such person or persons, who mayor may not be the shareholder(s} of the Company, as the Board may at its sole discretion decide, including one or more of the Members, Promoters, Employees, Non-Resident Indians, Retail/Institutional Investors, Foreign Institutional Investors (Fils),Venture Capital Funds, Foreign Venture Capital Investors, State Industrial Development Corporations, Insurance Companies, Provident Funds, Pension Funds, Development Financial Institutions, Banks, Mutual Funds, Multilateral and/or Bilateral Financial Institutions, Bodies Corporate, private or public or other entities and to such other persons in one or more combinations thereof, whether through public issue, rights issue, private placement or otherwise, or a combination thereof at such time or times, at such price or prices, at a discount or premium to the market price or prices in such manner and on such terms and conditions including security, rate of interest, conversion period etc., as may be decided by and deemed appropriate by the Board in its absolute discretion including the discretion to determine the categories of Investors to whom the offer, issue and allotment shall be made to the exclusion of all other categories of Investors at the time of such issue and allotment, considering the prevailing market conditions and other relevant factors wherever necessary, as the Board in its absolute discretion may deem fit and appropriate.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass, the following resolution as a Special Resolution:“RESOLVED THAT pursuant to the provisions of Section 17 and other applicable provisions if any, of the Companies Act,1956, the “Main Objects” Clause of the Memorandum of Association of the Company be altered by inserting the following new object in main objects of the Company, after the existing clause 8.(a) To engage in the business of insurance intermediation and acting as corporate agent, composite insurance agent,insurance broker, insurance consultant etc. for the purpose of soliciting or procuring life or general insurance business for clients and insurance companies.(b) To act as corporate insurance agent for life insurers and general insurers and procure business for them.(c) To act as agents for insurance products such as life,pension, fire, motor & other products and to carry on the business of insurance either directly or as an insurance agent, insurance broker or otherwise”.
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass, the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to the provisions of Section 31 and other applicable provisions if any, of the Companies Act, 1956, the Articles of Association of the Company be and are hereby altered in the following manner (i) Insertion of the following Article 158 A after the Article 158:
158 A. The Board shall have the power at any time and from time to time to appoint any person to act as the Chairman and / or Vice Chairman of the Company who shall be entitled to exercise all such powers and to do all such acts and things as may be authorised by the Board of Directors. (ii) Amendment of definition of the term Chairman as given in the Article 2(d) so as to read as under:
2(d) Chairman and/or Vice Chairman means the person(s) appointed by the Board to act as the Chairman and/or Vice Chairman of the Company.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass the following resolution as an Ordinary Resolution:
“RESOLVED THAT pursuant to Section 293(1) (d) and other applicable provisions if any, of the of the Companies Act, 1956, consent of the Company be and is hereby accorded to the Board of Directors of the Company for borrowing from time to time any sum or sums of money on such terms and conditions and with or without security as the Board of Directors may think fit, which, together with the moneys already borrowed by the Company (apart from the temporary loans obtained or to be obtained from the Company’s bankers in the ordinary course of business) , may exceed the aggregate for the time being of paid up capital of the Company and its free reserves, that is to say reserves not set apart for any specific purpose, provided that the total amount of money / moneys so borrowed by the Board shall not at any point of time exceed the limit of Rupees 35,000 Crores (Rupees Thirty Five Thousand crores).
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass the following resolution as a Special Resolution:- “RESOLVED THAT pursuant to Clause 15 (c) (i) of the Scheme of Arrangement between Indiabulls Credit Services Limited and the Company approved by the Hon’ble High Court of Delhi vide its order dated 23rd November, 2007 and the provisions of Section 81 (1A), and all other applicable provisions, if any, of the Companies Act 1956, tne Memorandum and Articles of Association of the Company, and the provisions of the SEBI (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (the “ESOS Guidelines”) and subject to such other approvals, permissions and sanctions as may be necessary and subject to such conditions and modifications as may be prescribed or imposed while granting such approvals, permissions and sanctions, the consent of the Members of the Company be and is hereby accorded to the adoption of the Indiabulls Credit Services limited Employees Stock Option Plans as the IBFSL- ICSL Employees Stock Option Plans.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass, the following resolution as a Special Resolution:- “RESOLVED THAT in compliance with the terms of the Scheme of Arrangement between Indiabulls Credit Services Limited and the Company approved by the Hon’ble High Court of Delhi vide its order dated 23rd November, 2007 and pursuant to the provisions of Section 81(lA) and all other applicable provisions, if any, of the Companies Act 1956, the provisions of Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (“ESOS Guidelines”) including any statutory modification(s) or re-enactment(s). thereof, the Memorandum and Articles of Association of the Company, consent of the Members of the Company be and is hereby accorded to the Board of Directors (hereinafter referred to as the “Board” which term shall be deemed to include the Compensation Committee which has been authorized to exercise the powers conferred by this resolution), to create, offer, issue and allot to or to the benefit of the Employees under the Indiabulls Credit Services Limited Employees Stock Option Plan 2006 dated January 2, 2006, the Indiabulls Credit Services limited Employees Stock Option Plan II — 2006 dated July 28, 2006, or the Indiabulls Credit Services limited Employees Stock Option Plan II M 2006 dated October 25, 2006 (the “Identified Employees”), equity options in the Company pursuant to the IBFSL- ICSL Employees Stock Option Plan 2006, the IBFSL-ICSL Employees Stock Option Plan II-2006, and IBFSL-ICSL Employees Stock Option Plan II M — 2006 respectively, entitling the optionholders to purchase an equivalent number of Equity Shares of face value of Rs. 2/- (Rupees Two) each of the Company, at the exercise price and terms as specified in the table set out below, in one or more tranches, and on the same terms and conditions as given in the IBFSL-ICSL Employees Stock Option Plan 2006, IBFSL-ICSL Employees Stock Option Plan 11- 2006 and IBFSLICSL Employees Stock Option Plan IIM- 2006 as placed before the meeting, duly initialed by the Chairman for the purpose of identification.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass, the following resolution as an Ordinary Resolution:“RESOLVED THAT pursuant to the provisions of Section 94 and other applicable provisions, if any, of the Companies Act,1956, the authorized share capital of the Company be and is hereby increased from Rs. 1243,47,50,000 divided into 50,00,00,000 Equity Shares of Rs. 2/- each, 2,50,00,000 Preference Shares of Rs. 300/- each and 2,50,00,000 Preference Shares of Rs. 157.39/- each to Rs. 1543,47,50,000 divided into 200,00,00,000 Equity Shares of Rs. 2/- each, 2,50,00,000 Preference Shares of Rs. 300/- each and 2,50,00,000 Preference Shares of Rs. 157.39/- each by creation of additional 150,00,00,000 Equity Shares of Rs.2/- each.
						Mgmt.	YES	FOR	FOR
UTV Software Communications Limited	UTV IN	B06CRH5 IN	3/17/2008	Mumbai
To consider and, if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:- -RESOLVED THAT pursuant to Section 94 and all other applicable provisions, if any, of the Companies Act. 1956, the authorized share capital of the Company be increased from Rs. 36.00,00,000/- (Rupees Thirty Six Crores) to Rs. 45,00,00,000/(Rupees Forty five Crores) by the creation of 90.00,000 (Ninety lakh) new equity shares ranking pari passu with the existing equity shares subject to the Memorandum and Articles of Association of the Company.”
						Mgmt.	YES	FOR	FOR

To consider and. if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:- -RESOLVED THAT existing clause of the Memorandum of Association of the Company be and is hereby altered by deleting the existing Clause V and substituting in its place the following as new Clause V: ‘V. The Authorised Share Capital of the Company is Rs.45,00,00,000/- (Rupees Forty five Crores) divided into 4.50,00.000 Equity Shares of Rs.10/- each.’ -RESOLVED FURTHER THAT any one of the Directors of the Company and/or Mr. Mohd. Sajid Ali Company Secretary be and are hereby authorised, jointly and individually, to do all such acts, deeds, matters and things necessary or desirable in connection with or incidental to giving effect to this resolution, and make all necessary filings and intimations to the Registrar of Companies and other appropriate authorities.”
						Mgmt.	YES	FOR	FOR

To consider and. if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:- -RESOLVED THAT pursuant to Section 31 and all other applicable provisions. if any, of the Companies Act. 1956. the Articles of Association of the Company be and is hereby altered by deleting the entire Article 4 and substituting in its place the following as new Article 4 Article 4 The Authorized Share Capital of the Company is Rs. 45,00.00,000/- (Rupees Forty five Crores) divided into 4,50.00,000 (Four Crores and Fifty lacs) Equity Shares of Rs.l0/- each with rights. privileges and conditions attaching thereto as are provided by the regulations of the Company for the time being.” -RESOLVED FURTHER THAT any one of the Directors of the Company and/or Mr. Mohd. Sajid Ali, Company Secretary be and are hereby authorised, jointly and individually, to do all such acts, deeds, matters and things necessary or desirable in connection with or incidental to giving effect to this resolution, and make all necessary filings and intimations to the Registrar of Companies and other appropriate authorities.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution: -RESOLVED THAT in accordance with the provisions of Memorandum and Articles of Association of the Company and subject to Section 81 (1A) and all other applicable provisions. if any of the Companies Act, 1956 (including any amendment there to or re-enactment there of) and subject to Regulation 23(1 lib) and all other applicable regulations. if any under the Securities and Exchange Board of India (Substantial Acquisition of Shares and Takeovers) Regulations, 1997 (“ Takeover Regulations“l and subject to such other consent, approval, if any, including those of Securities and Exchange Board of India (SEBIl, Foreign Investment Promotion Board. Rnancial Institution, Stock Exchanges and/or Reserve Bank of India as may be required and on such conditions and modifications as may be prescribed by any of them while granting such approval and consents which may be agreed to by the Board of Directors. consent of the Company be and is hereby accorded to the Board of Directors (hereinafter referred to as the “Board”. which term shall be deemed to include any committee which the Board may constitute to exercise its powers) to create, offer, issue and allot as part of a consolidated transaction: (il up to 45,32,000 warrants, on a preferential basis (hereinafter referred to as “Warrants”) to Unilazer Exports and Management Consultants Limited, one of the promoters of the Company, (hereinafter referred to as “Unilazer”) as the Board may decide in its absolute discretion with each equity share issued pursuant to each Warrant having a nominal value of RS.l 0/- each at a price of Rs. 860.79 which includes a premium of Rs. 850.79 per equity share which amount is higher then the minimum price calculated in accordance with SEBI (Disclosure & Investor Protectionl Guidelines, 2000 as amended, {the “Guidelines’” on such terms and conditions as may be decided and deemed appropriate by the Board of Directors of the Company at the time of issue or allotment, and (ii) up to 93.52.500 equity shares (“Shares”) to The Walt Disney Company (Southeast Asia) PIe. Ltd., an existing shareholder of the Company. (''TWDC (SEAl”) with each equity shares having a nominal value of RS.l01- each at a price of Rs. 860.79 which inclUdes a premium of Rs. 850.79 per share which amount is higher then the minimum price calculated in accordance with the Guidelines (“TWDC (SEA) Subscription”) on such terms and conditions as may be decided and deemed appropriate by the Board of Directors of the Company at the time of issue or allotment”.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:
-RESOLVED THAT the Special Resolution under Section 372A of the Companies Act, 1956 passed by the Members by way of Postal Ballot on 23rd January, 2007 and 3rd October, 2007 be and is hereby partially modified to the extent that the limit of Rs. 325 crores mentioned in the said Special Resolution be enhanced to Rs. 400 crores and that all the terms and conditions as mentioned therein shall remain unchanged
						Mgmt.	YES	FOR	FOR
Jaiprakash Associates Limited	JPA IN	B01GVY7 IN	3/27/2008	Postal ballot	Making investment in the shares of Jaypee Infratech Ltd.	Mgmt.	YES	FOR	FOR
Adani Enterprises Limited	ADE IN	B01VRK0 IN	3/24/2008	Postal ballot
“RESOLVED THAT in furtherance to the resolutions passed earlier at the General Meetings and by way of postal ballot processes pursuant to the provisions of section 372A and other applicable provisions, if any, of the Companies Act, 1956 or any amendments or modifications thereof (including any ordinance or statutory modification, re-enactment thereof for the time being in force) and subject to consent and approvals of Reserve Bank of India (RBI), Public Financiallnstitution(s) including UTI, Stock Exchange(s), Securities and Exchange Board of India (SEBI) or such authorities if required, and/or in accordance with guidelines and notifications issued by SEBI, Government, etc. and such other approvals/permissions as may be necessary under any other statute for time being in force, consent and approvals of the Company be and are hereby accorded to the Board of Directors of the Company:
a) to invest/acquire from time to time by way of subscription,purchase, conversion or otherwise Equity Shares, Preference Shares, Debentures (whether convertible or non-convertible) or any other financial instruments of one or more bodies corporate,whether in India or outside, which mayor may not be subsidiary(ies) of the Company as the Board may think fit, as mentioned herein below in excess of and in addition to the limits for which members’ approval has already been obtained in the General Meetings and by way of postal ballot processes earlier or the limits specified in section 372A of the Companies Act,1956, whichever is higher.
b) to make/ give from time to time any loan or loans to any body or bodies corporate, whether in India or outside, which mayor may not be subsidiary(ies) of the Company as the Board may think fit, as mentioned herein below in excess of and in addition to the limits for which members’ approval has already been obtained in the General Meetings and by way of postal ballot processes earlier or the limits specified in section 372A of the Companies Act, 1956, whichever is higher.
c) give from time b time any guaratee(s) and/or provide any securlty(ies), in connection with any loan(s) made, by any other person(s) to, or to any other person(s) by, any body/ies corporate, whether in India or out,,;de, which mayor may not be subsidiary/ies of the Company a:j the Board may think fit, as mentioned herein below, in excess of and in addition to the limits for which members’ approval has already been obtained in the General Meetings and by way of postal ballot processes held earlier or the limits specified in section 372A of the Companies Act, 1956 whichever is higher.
						Mgmt	. Y	ES	FOR FOR
Television Eighteen India Limited	TLEI IN	B1L5S51 IN	3/27/2008	Postal ballot
To consider and if thought fit, to pass with or without modificatlon(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 1956, Foreign Exchange Management Act, 1999, directions issued by Reserve Bank of fndiaand other applicable provisions and subject to such approvals, consents, sanctions and permissions of appropriate authorities, departments or bodies as may be necessary, consent of the Company be and is hereby accorded to Board of Directors of the Company to make loans to any body corporate, acquire by way of subscription, purchase or otherwise securities of any body corporate or give any guarantee or provide any security in connection with loan made by any other person to, or to any other person by, any body corporate, in excess of 60 percent of the paid up share capital and free reserves of the Company or 100 percent of the free reserves of the Company, which ever is more as
						Mgmt.	YES	FOR	FOR

prescribed under Section 372A, as detailed in the attached Explanatory Statement, as they in their absolute discretion deem beneficial and in the interest of the Company. RESOLVED FURTHER THAT for the purpose of giving effect to above Mr. Raghav Bahl, Managing Director, Mr. Sanjay Ray Chaudhuri, Whole-time Director and Mr. Anil Srivastava, VP-Corporate Affairs & Company Secretary of the Company be and are hereby severally authorized to take such steps as may be necessary for obtaining approval(s), statutory, contractual or otherwise, in relation to the above and to settle all matters arising out of and/or incidental or ancillary thereto, and to sign, seal and execute all deed(s), application(s), document{s) and writing(s) that may be required, on behalf of the Company and generally to do all act(s), deed(s) and thing{s) as may be necessary, proper, expedient or incidental for the purpose of giving effect to the aforesaid matter”.

Sujana Towers Limited	SUTL IN	B23PHC6 IN	3/24/2008	Postal ballot
To pass the Special Resolution in respect of further issue of Equity Shares of the Company to an extent of US$75.00 million by way of Foreign Currency Convertible Bonds (FCCBs), Global Depository Receipts (GDRs) and/or American Depositary Receipts (ADRs) convertible into equity shares, etc.
						Mgmt.	YES	FOR	FOR
Kalindee Rail Nirman Engineers Limited	KRNE IN	6391816 IN	3/15/2008	Jaipur
To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution : RESOLVED THAT pursuant to Section 81(1A) of the Companies Act, 1956, and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification(s), amendment(s) or re-enactment(s) thereof for the time being in force) and in accordance with the existing guidelines, roles and regulations of the Securities and Exchange Board of India (“SEBF’),Reserve Bank of India, Government of India (including any statutory amendment(s), modification(s) and or re-enactment(s) thereof, for the time being in force) and enabling provisions in the Memorandum and Articles of Association of the Company and the provisions of the listing agreement entered into by the Company with the Stock Exchanges where the shares of the Company are listed and the provisions of Foreign Exchange Management Act, 1999 and roles and regulations framed thereunder and including without limitations the provisions of Chapter XII — A of the Securities & Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000 (hereinafter referred , to as the SEDI (DIP) Guidelines relating to issue of shares through Qualified Institutional Placement including any amendments thereto or any reenactment thereof for the time being in force and subject to all other applicable statutes, guidelines, regulations, approvals, consents, permissions or sanction of the Central Government, The Reserve Bank of India and any other Appropriate Authorities, institutions and/or bodies, and subject to such terms, conditions and modifications as may be prescribed by any of them while granting such approval, which may be agreed to, in its sole discretion and being considered appropriate and determined by the Board of Directors of the Company (hereinafter referred to as “The Board” which expression shall include any Committee thereof for the time being to which all or any of the powers hereby conferred on the Board by this
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Resolution may have been delegated) the Board, be and is authorized to raise additional funds up to an amount of Rs. 150.00 Crores (One Hundred Fifty Crores only) 80 as to offer, issue and allot, on such occasions or occasions, in one or more than one trenches, Equity Shares/fully convertible debentures (FCDs)/partly convertible debentures (PCDs) or any such instrument(s) or security(ies) other than wammts, which are convertible into or exchangeable with Equity Shares at a later date, to be termed as Specified Securities to Qualified Institutional Buyers (QIB) as defined under clause 2.2.2.B(v) of SEDI (DIP) guidelines pursuant to Chapter XIIIA of SEDI (DIP) Guidelines, 2000, as amended, on such date/dates as determined by the Board but not later than 60 Months from the date of allotment (“Securities”) to be subscribed on the basis of placement documents.

To consider and, if thought fit, to pass with or without modification(s) the following resolution as a Special Resolution: RESOLVED THAT pursuant to Section 81 (1A) of the Companies Act, 1956, and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modificaton(s), amendment(s) or re-enactment(s) thereof for the time being in force) and in accordance with the existing guidelines, rules and regulations of the Securities and Exchange Board of India (“SEBI”), Reserve Bank of India. Government of India (including any statutory amendment(s), modification(s) and or re-enactment(s) thereof, for tbe time being in force) and enabling provisions in the Memorandum and Articles of Association of the Company and subject to such terms, conditions and moditications as may be considered appropriate and determined by the Board of Directors of the Company (hereinafter referred to as “the Board” which expression shall include any Committee thereof for the time being to which all or any of the powers hereby conferred on the Board by this Resolution may have been delegated) and subject also to such approvals, consents, permissions or sanctions (including any conditions thereof, or modifications to the terms contained therein), if any, of the appropriate authorities,as may be required and/or such terms and conditions, as may be prescribed while granting such consents and approvals and which may be agreed to by the Board, the Board be and is authorized to issue and allot by way of private placement on a preferential basis up to 18,00,000 (Eighteen Lakh) Equity Warrants, at a price of Rs. 402/- per warrant (Rs. 10/- face value + Rs. 392/- Premium) being the price which is in accordance with the SEBI (Disclosure and Investor Protecton) Guidelines 2000 for preferential issue to the following promoters ofthe Company and all such Equity Warrants which would be converted into equity shares at a later date but not later than 18 months from the date of allotment of Equity Warrants shall rank pari passu with the then existing equity shares of the Company in all respects.
						Mgmt.	NO	DNA	DNA

To consider, and if thought fit, to pass, with or without modification(s), as a Special Resolution, the following: “Resolved that pursuant to applicable provisions of the Foreign Exchange Management Act, 1999 (“FEMA”), and the Regulations made thereunder and all other applicable rules, regulations, guidelines and laws (including any statutory modification or re-enactment thereof for the time being in force) and subject to all requisite consents, approvals, permissions, and sanctions as may be required from the appropriate authorities and subject to such conditions as may be prescribed by any of them while granting such approvals, permissions, sanctions, which may be agreed to by the Board of Directors of the Company,(hereinafter referred to as “the Board” which term shall be deemed to include any Committee constituted or to be constituted by the Board to exercise its powers including the powers conferred by this resolution), the consent of the Company be and is hereby accorded to allow investments by Foreign Institutional Investors including their sub-accounts (hereinafter referred to as “FIIs”), in the Equity Shares of the Company, either by direct investment or by purchase or otherwise, by acquiring from the market under the portfolio investment scheme or otherwise as may be permitted under the provisions of Foreign Exchange Management Act, 1999 (“FEMA “) and rules, regulations and the like of Reserve Bank of India on a repatriation basis, up to 74% of the Paid-up Equity Share Capital of the Company.
						Mgmt.	NO	DNA	DNA
Madhucon Projects Limited	MDHPJ IN	B0SY7P7 IN	3/12/2008	Postal ballot
“RESOLVED THAT the consent of the Company in conformity with the provisions of Section 293(I)(a) and all other applicable provisions if any, of the Companies Act, 1956 (including any statutory modification(s) or reenactment thereof for the time being in force), the enabling provisions of the memorandum and articles of association of the Company and the Listing Agreement entered into between the Company and the Stock exchanges where the shares of the Company are listed and subject to requisite approvals, consents, permissions, waivers and/or sanctions (if any) of Securities and Exchange Board of India, National Highways Authority of India, Government of Tamil Nadu and Government of Rajasthan, lenders of the Company, all other authorities, and any other persons or entities, contractually or otherwise as may be required and subject to such conditions as may be prescribed by any of them while granting any such approval, be and is hereby accorded to the Board of Directors to transfer the Build Operate and Transfer basis (“BOT”) Toll Road Projects and other investments in infrastructure, power and coal mines businesses including as specifically described below the following investments (transaction shares) on an arms-length basis to Madhucon Infra Limited (CIN- U45200AP2006PLC049235) (a subsidiary of Madhucon Projects Limited) (“Proposed Transfer”).
						Mgmt.	YES	FOR	FOR
HDFC Bank Limited	HDFCB IN	6100131 IN	3/27/2008	Mumbai
To consider, and, if thought fit, to pass with or without modification(s), the following resolution by way of a majority in number representing two-thirds in value of the shareholders of the Bank, present either in person or by proxy at the meeting, as provided under Section 44A of the Banking Regulation Act, 1949, and also as a Special Resolution: “RESOLVED THAT pursuant to and in compliance with the provisions of Section 44A of the Banking Regulation Act, 1949 (the “Act’) (including any statutory modification(s) or re-enactment thereof, for the time being in force) and other applicable laws and applicable provisions, if any, of the Memorandum and Articles of Association of HDFC Bank Limited (''HDFC Bank” or the “Bank” or “the Transferee Bank”) and subject to the sanction of the Reserve Bank of India (the “RBI”), the Stock Exchanges where the shares of the Bank are listed and all statutory and other authorities and such other approvals, consents, permissions and sanctions and the like as may be necessary and subject to such conditions and modifications as may be prescribed or imposed by any of them while granting such approvals, consents, permissions, sanctions and the like, the consent, permission and approval of the members of the Bank be and is hereby accorded to the Scheme of Amalgamation of Centurion Bank of Punjab Limited (“CBoP” or “the Transferor Bank”) with HDFC Bank in terms of the share swap ratio, as determined in the joint independent valuation report dated February 25, 2008 of Mis. Dalal & Shah, Chartered Accountants and Ernst and Young Private Limited, namely; allotment of One (1) equity share of Rs. 10/- each of HDFC Bank for every Twenty-Nine (29) equity shares of Re. 1/- each of CBoP and that the consent of the shareholders is hereby granted to the Board to issue equity shares of the Bank accordingly.
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to the applicable provisions of the Companies Act, 1956, the Authorised Share Capital of the Bank be and is hereby increased from Rs. 450,00,00,0001( Rupees Four Hundred Fifty Crores only) divided into 45,00,00,000 (Forty Five Crores) equity share of Rs.l0/- each to Rs. 550,00,00,0001- (Rupees Five Hundred and Fifty Crores only;) divided into 55,00,00,000 (Fifty Five Crores) equity shares of Rs.101- each, ranking pari-passu with the existing equity shares issued by the Bank.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or withput modification(s),the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisiqns of Section 81(IA) and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof for the time being in force) and subject to the provisions of the Memorandum and Articles of Association of the Bank, the Listing Agreements entered into by the Bank with the Stock Exchanges and guidelines for Preferential Issues issued by the Securities and Exchange Board of India (“SEBI”) under the Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines 2000 and other applicable regulations and/or guidelines, if any, of SEBI and such other authorities, including Reserve Bank of India, as may be applicable, as amended till date, and subject to the requisite approvals or consents, if any, of the Central Government, Reserve Bank of India, Stock Exchanges, SEBI and financial institutions and any other appropriate authorities under any other applicable laws, rules and regulations for the time being and from time to time in force and further subject to such terms and conditions, stipulations and modifications as may be prescribed, imposed or suggested by any of them while granting such approvals, the consent of the members be and is hereby accorded to the Board (hereinafter referred to as “the Board”, which term shall be deemed to include any Cornmittee thereof for the time being, and from time to time” to which all or any of the powers hereby conferred on the Board by this Resolution may have been delegated) to create, issue, offer and allot at its sole discretion, to Housing Development Finance Corporation Limited and/or HDFC Investments Limited and/or HDFC Holdings Limited and/or Home Loan Services India Private Limited (hereinafter collectively referred to as the ‘Promoter Group’ or ‘Proposed Allottees’ as the context requires) up to an aggregate of 2,62,00,220 equity shares of a face value of Rs. 10/- each of the Bank (‘the shares’) and / or convertible instruments such as warrants convertible into equity shares, in such proportion as may be determined by the Board, at a price of Rs. 1530.13 per equity share for cash on a Preferential Allotment basis, which minimum price has been calculated in accordance with the guidelines for Preferential Allotment issued by the SEBI under Securities and Exchange Board of India (Disclosure and Investor Protection) Guidelines, 2000, with the relevant date being February 26, 2008, being the date thirty days prior to the date of this Extraordinary General Meeting i.e. March 27, 2008.
						Mgmt.	YES	FOR	FOR
Hindustan Unilever Limited	HUVR IN	6261674 IN	4/4/2008	Mumbai	To receive, consider and adopt the Profit and Loss Account for the financial year ended 31st December, 2007, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare a dividend.	Mgmt.	YES	FOR	FOR
					To elect Directors.	Mgmt.	YES	FOR	FOR
					To appoint M/s. Lovelock & Lewes, Chartered Accountants, Mumbai as statutory auditors and fix their remuneration for the year ending 31st December, 2008.	Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “Resolved that pursuant to Section 257 and other applicable provisions, if any, of the Companies Act, 1956, Dr. R. A. Mashelkar be and is hereby elected as a Director of the Company.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Sections -198, 269, 309 and other applicable provisions, if any, of the Companies Act. 1956 read with Schedule XIII of the Companies Act, 1956. (including ·any statutory modification(s) or re-enactment thereof for the time being In forcel and subject to such approval(s) of Central Government or any ‘statutory authorities, as maybe required and in suppression ofthe special resolution passed at the Annual General Meeting held on 15th May, 1998; as modified by !’the special resolution passed at the Annual General Meeting-held on 25th April 2000 with respect to the remuneration of Managing and Whole Time Directors, and in partial modification to ordinary resolution passed at the Annual General Meeting held on 29th May, 2006 with respect to the appointment of Mr. Douglas Baillie as Managing Director and CEO of the Company, consent of the Company be and is hereby accorded to pay to the Managing Whole-time Directors of the Company effective from 1st April. 2008 such remuneration comprising of salary, performance linked bonus, commission, perquisites and allowances as may be determined by the Board or a duly constituted committee thereof from time to time within the maximum limits as mentioned in the explanatory statement annexed hereto. RESOLVED FURTHER THAT the Board of Directors or a duly constituted committee thereof be and is hereby authorized to take all such steps as may be necessary, proper or expedient to give effect to this resolution.”
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Hindustan Unilever Limited	HUVR IN	6261674 IN	4/4/2008	Mumbai
To consider and, if thought fit, to pass, with or without modification(s), the following Resolution as a Special Resolution: “Resolved that pursuant to the provisions of Sections 269, 309 and other applicable provisions, if any, of the Companies Act, 1956 read with Schedule XIII of the said Act, (including any statutory modification(s) or re-enactment thereof for the time being in force) and subject to such consents and permissions as may be required, approval be and is hereby accorded to the appointment of Mr. Nitin Paranjpe as Managing Director and CEO of the Company for a period of five years, with effect from 4th April, 2008.”
						Mgmt.	YES	FOR	FOR
DLF Limtied	DLFU IN	B1YLCV0 IN	3/24/2008	Postal ballot	Making of Investments in Securities	Mgmt.	YES	FOR	FOR
					Granting of Loans to other Bodies Corporate	Mgmt.	YES	FOR	FOR
					Providing of Guarantee(s)/Security(ies)	Mgmt.	YES	FOR	FOR
					Increase in the Contribution Limits	Mgmt.	YES	FOR	FOR
					Appointment of Ms. Savitri Devi Singh	Mgmt.	YES	FOR	FOR
					Change in Deployment/Utilisation of IPO Proceeds	Mgmt.	YES	FOR	FOR
Indiabulls Real Estate Limited	IBREL IN	B1TRMQ8 IN	3/29/2008	Postal ballot
Item No.1. To consider and if thought fit, to pass, the following resolution as a Special Resolution: “RESOLVED THAT in accordance with the provisions of Section 81 (lA) and all other applicable provisions of the Companies Act, 1956 (including any statutory modification(s) or re-enactment thereof) and relsvant provisions of the Memorandum and Articles of Association of the Company and the Issue of Foreign Currency Convertible Bonds and Ordinary Shares (through Depositary Receipt Mechanism) Scheme, 1993, as amended, and such other statutes, rules and regulations as may be applicable and relevant, and subject to the approval, consent, permission and/or sanction of the Ministry of Finance of the Government of India, Reserve Bank of India and any other appropriate authorities, institutions or bodies, as may be necessary and subject to such conditions as may be prescribed by any of them in granting any such approval, consent, permission or sanction, the Board of Directors (hereinafter referred to as the “Board”, which term shall be deemed to include any Committee thereof referred to below), be and is hereby authorized on behalf of the Company to create, offer, issue, and allot, in one or more tranches, whether rupee denominated or denominated in foreign currency, in the course of international and / or domestic offering(s) in one or more foreign markets, for a value of up to GBP£150,000,000 (Pounds Sterling one hundred and fifty million only), equity shares of the Company (“Equity Shares”) and/or Global Depository Receipts (“GDRs”) and / or Equity Shares through Depository Receipt Mechanism convertible into or linked to Equity Shares, in registered or bearer form (hereinafter collectively referred to as “Securities”) or any combination of Securities to the shareholders of DPD, through public issue(s) of prospectus, private placement(s) or a combination thereof at such time or times, at such price or prices or for consideration other than cash, at a discount or premium to the market price or prices or for consideration other than cash in such manner and on such terms and conditions including security, rate of interest, etc., as may be decided by and deemed appropriate by the Board in its absolute discretion.
						Mgmt.	YES	FOR	FOR

Item No. 2. To consider and if thought fit, to pass, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to Section 372A and other applicable provisions, if any, of the Companies Act, 1956, the Board of Directors of the Company be and is hereby authorised to invest /purchase up to 100% of the issued ordinary share capital of DPD (“DPD Shares”), by issuance of ordinary shares of the Company (“IBREL Shares”) represented by Global Depository Receipts (“GDRs”) listed on the Luxembourg Stock Exchange’s Euro MTF market equating to an offer that values the existing ordinary share capital of DPD at approximately £138.0 million and each DPDShare at 100.00p based on (a) the Indian Closing Price of Rs. 654.40 per IBREL Share on 27 February 2008 and (b) a currency exchange rate of GBP1.00 to Rs. 79.12140 (being the exchange rate at 15:30 hrs. in Mumbai on 27 February 200S).
						Mgmt.	YES	FOR	FOR

Item No.3. To consider and if thought fit, to pass, the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section Sl(lA) and all other applicable provisions, if any, of the Companies Act 1956, the provisions of Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (“ESOS Guidelines”) including any statutory modification(s) or re-enactment(s) thereof, the Memorandum and Articles of Association of the Company and subject to such other approvals, consents, permissions and sanctions as may be required from appropriate authorities and subject to such conditions or modifications as may be prescribed, imposed or suggested by any of them while granting such approvals, consents, permissions or sanctions which may be agreed to by the Board of Directors (hereinafter referred to as “the Board” which term shall be deemed to include the Compensation Committee which has been authorized to exercise the powers conferred by this resolution), consent of the Members of the Company be and is hereby accorded to the Board to create, issue, offer and allot at any time to or to the benefit of such person(s) who are in permanent employment of the Company, including any Director, except the promoter directors, of the Company, whether whole time or otherwise, under the scheme titled “Employees Stock Option Scheme — 200S (hereinafter referred to as the “ESOP-2.00S“or “Scheme”), 15,00,000 (Fifteen Lacs) equity options entitling the option holders to purchase an equivalent number of Equity Shares of face value of Rs. 2 (Rs. Two) each of the Company, at such price, in one or more tranches, and on such terms and conditions as given in the ESOP-2.00Sas placed before the meeting, duly initialled by the Chairman for the purpose of identification.
						Mgmt.	YES	FOR	FOR

Item No.4 To consider and if thought fit, to pass the following resolution as a Special Resolution: “RESOLVED THAT pursuant to the provisions of Section 81(lA) and all other applicable provisions, if any, ofthe Companies Act, 1956, the provisions of Securities and Exchange Board of India (Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 (“ESOS Guidelines”) including any statutory modification(s) or re-enactment(s) thereof, the Memorandum and Articles of Association of the Company and subject to such other approvals, consents, permissions and sanctions as may be required from appropriate authorities and subject to such conditions or modifications as may be prescribed, imposed or suggested while granting such approvals, consents, permissions or sanctions which may be agreed to by the Board of Directors (hereinafter referred to as “the Board” which term shall be deemed to include the Compensation Committee which has been authorized to exercise the powers conferred by this resolution), consent of the Members of the Company be and is hereby accorded to the Board to extend the“benefits of “Employees Stock Option Scheme-2008” proposed in the resolution under Item no. 3 of this notice to or for the benefit of Employees of the Company’s subsidiaries, including Directors (except Promoter Directors) of such subsidiary companies, as may from time to time be allowed under prevailing laws, rules and regulations and/or amendments thereto from time to time under “Employee Stock Option Scheme -2008” on such terms and conditions as may be decided by the Board.
						Mgmt.	YES	FOR	FOR

Item No.5 To consider and if thought fit, to pass the following resolution as a Special Resolution: “RESOLVED THAT consent of the members be and is hereby accorded to the Board of Directors of the ~ompany, pursuant to the provisions of Section 372A and other applicable provisions, if any, of the Companies Act, 19S6 (including any statutory modification(s) or re-enactment thereof, for the time being in force) and subject to such other approval(s) of regulatory authorities, wherever necessary, to :- (a) give loans to the subsidiaries / bodies corporate up to an aggregate value of Rs. 1000 Crore (Rupees One Thousand Crore only) and / or, (b) give guarantee or provide security, in connection with a loan made qy any other person to, or to any other person by the Company, up to an aggregate value of Rs. 1000 Crore (Rupees One Thousand Crore only) and/or, (c) invest Company’s funds into subsidiaries / bodies corporate, by way subscription to any securities comprising of equity shares, convertible or non convertible preference shares, optionally convertible debentures and/or through purchase from Investors and/or in any other manner for an aggregate sum not exceeding Rs. 1000 Crore (Rupees One Thousand Crore only), in one or more tranches from time to time to each of the following 37 (Thirty Seven) subsidiaries / bodies corporate notwithstanding that the aggregate of loans and investments so far made in or to be made in and the guarantees or securities so far given or to be given to all bodies corporate may exceed the limits prescribed under the said Section and other applicable provisions if any, of the Companies Act, 19S6 -
						Mgmt.	YES	FOR	FOR
Mahindra and Mahindra Limited	MM IN	6100186 IN	4/12/2008	Mumbai
To consider and, if thought fit, approve, with or without modification(s), the arrangement embodied in the Scheme of Amalgamation of Mahindra Holdings & Finance Limited with Mahindra and Mahindra Limited and their respective Shareholders (''the Scheme”).
						Mgmt.	YES	FOR	FOR
Reliance Energy Limited	RELE IN	6099853 IN	4/16/2008	Postal ballot	Change of name	Mgmt.	YES	FOR	FOR
					Buy-back of shares	Mgmt.	YES	FOR	FOR
					Waiver of entitlement to receive Bonus Shares proposed by Reliance Power Limited	Mgmt.	YES	FOR	FOR
					Acceptance of gift of shares of Reliance Power Limited from AAA Project Ventures Private Limited	Mgmt.	YES	FOR	FOR
					Appointment and fixation of terms of re-appointment of Shri S C Gupta as Whole-time Director designated as Director (Operations).	Mgmt.	YES	FOR	FOR
Jindal Saw Limited	JSAW IN	6152723 IN	3/27/2008	Mathura	To receive and consider and adopt the Balance Sheet as at 31st December, 2007 and the Profit & Loss Account for the year ends 31st December, 2007 and the Reports of Directors and Auditors.	Mgmt.	NO	DNA	DNA
					To declare a dividend.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri P. R. Jindal, who retires by rotation and, being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Shri Devi Dayal, who retires by rotation and, being eligible, offers himself for reappointment.	Mgmt.	NO	DNA	DNA

To appoint M/s N.C. Aggarwal & Co., Chartered Accountants, retiring Auditors as Statutory Auditors of the Company to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting and to authorize the Board to fix their remuneration.
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification, the following resolution as an Ordinary Resolution: “Resolved that in accordance with the provisions of Section 198, 269, and 309 read with Schedule XIII and all other applicable provisions of the Companies Act, 1956 and subject to such approvals as may be necessary, the remuneration payable to M Sminu Jinal, Managing Director during the remaining tenure of her appointment be revised as follows w.ef. 1st April 2007 to 31st January, 2011 with liberty to Board of Directors to alter and vary the terms and conditions of payment of remuneration subject to the same not exceeding the limits specified in Schedule XIII to the Companies Act, 1956 as may be agreed between the Board of Directors and Ms. Sminu Jindal:-
						Mgmt.	NO	DNA	DNA

To consider and, if thought fit, to pass with or without modification the following resolution as an Ordinary Resolution: “Resolved that Shri Indresh Batra be and is hereby appointed as Director of the Company.”
						Mgmt.	NO	DNA	DNA
					Shri Indresh Batra be and is appointed as Managing Director for a period of 5 years w.e.f. 28/4/2007.	Mgmt.	NO	DNA	DNA
					Shri H. S. Chaudhary is hereby reappointed as Whole-time Director for a period of 2 years w.e.f. 4/11/2007	Mgmt.	NO	DNA	DNA

The consent of the Company be and is hereby accorded to the Board of Directors to create, issue, offer and allot from time to time in one or more tranches 26,00,000 warrants and 27,30,000 95% Unsecured Compusorily Convertible Debentures.
						Mgmt.	NO	DNA	DNA
Cairn India Limited	CAIR IN	B1G2NN0 IN	4/16/2008	Mumbai	Preferential issue of equity shares of the Company to Investors and/or their wholly owned subsidiaries	Mgmt.	YES	FOR	FOR
United Spirits Limited	UNSP IN	6576992 IN	4/11/2008	Bangalore
To consider and if thought fit, to approve, with or without modification(s), the arrangement embodied in the Scheme of Amalgamation (“the Scheme”) of Shaw Wallace & Company Limited and Primo Distributors Private Limited with United Spirits Limited.
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Tanla Solutions Limited	TANS IN	B1LGZV9 IN	4/21/2008	Postal ballot	Sub-division of Equity Shares	Mgmt.	YES	FOR	FOR
					Amendment to the Capital Clause of the Memorandum of Association	Mgmt.	YES	FOR	FOR
Reliance Power Limited	RPWR IN	B2NP5J9 IN	4/19/2008	Postal ballot	Alteration of Article 82 of the Articles of Association	Mgmt.	YES	FOR	FOR
					Issue of Bonus Shares	Mgmt.	YES	FOR	FOR
United Phosphorus Limited	UNTP IN	B0L0W35 IN	4/28/2008	Gujarat
1. The Articles of Association of the Company be and is hereby altered by adding the following at the end of Article 4: “Subject to the provisions of Section 81 of the Act and other applicable law, the Company may issue options to the whole-time directors, officers or employees of the Company, its subsidiaries or its parent, which would give such directors, officers or employees, the benefit or right to purchase or subscribe at a future date, the securities offered by the Company at a pre-determined price, in terms of schemes of employee stock options or employees stock purchase or both.”
						Mgmt.	NO	DNA	DNA

2. Consent and approval of the Company be and is hereby accorded to the Board to grant, issue, offer and allot at any time or from time to time, directly or throught a trust, to the present and future employee(s) including Director(s) of the Company, including employees of its subsidiaries as mentioned in proposed resolution at Item 3 below, and as selected on the basis of criteria prescribed by the Board in accordance with the SEBI Guidelines, hereinafter referred to as “the eligible Employees”, except a promoter or a person who belongs to the promoter group, both these expressions being defined in the SEBI Guidelines and director who directly or indirectly holds more than 10% of the issued capital, under a scheme titled “Employee Stock Option Plan 2008” (hereinafter referred to as Plan), such number of options as the Board may decide
						Mgmt.	NO	DNA	DNA

3. Consent of the Company be and is hereby accorded to the Board of Directors of the Company to create, issue, offer and allot at anytime or from time to time, directly or through a trust, to ‘Subsidiary Employees’ as may be decided solely by the Board, such number of options, in one or more traunches and upon such terms and conditions as may be deemed appropriate by the Board
						Mgmt.	NO	DNA	DNA
HINDUSTAN UNILEVER LIMITED	HUVR IN	6261674 IN	4/29/2008	Mumbai
TAKE NOTICE that by an Order pronounced on the 9th March, 2008, in the above Company Application, the Hon’ble High Court of Judicature at Bombay hs directed that a meeting of Equity Shareholders of the Applicant Company be convened on Tuesdy, the 29th Day of April, 2008 at 3.00 p.m. at Rama Watumull Auditorium, K.C. College, Dinshaw Wchha Road, Churchgate, Mumbai — 400 020 for the purpose of considering and if thought fit, approing with or without modification(s), the Scheme of Arrangemet proposed to be made between Hindustan Unilever Limited, and the Applicant Company, Brooke Bond Real Estates Private Limited the Resulting Company and their respective Shareholders and Creditors for the demerger and transfer of certain immoveable properties of the Applicant Company to the Resulting Company.
						Mgmt.	YES	FOR	FOR
Infrastructure Development Finance Company Limited	IDFC IN	B0C4QR1 IN	5/12/2008	Postal ballot	To amend the Main Object Clause of its Memorandum of Association by adding. new activities.	Mgmt.	YES	FOR	FOR
Provogue (India) Limited	PROV IN	B0D0DK7 IN	5/9/2008	Mumbai	Increase in the Authorised Share Capital of the Company and amendment to the capital clause of Memorandum of Association.	Mgmt.	YES	FOR	FOR
					Amendment to the Articles of Association of the Company.	Mgmt.	YES	FOR	FOR
					Issue of Equity shares on Preferential basis to Institutional Investors.	Mgmt.	YES	FOR	FOR
					Issue of convertible warrants on preferential basis to Promoter(s}/Promoter Group and Others.	Mgmt.	YES	FOR	FOR
MAHINDRA & MAHINDRA LIMITED	MM IN	6100186 IN	6/7/2008	Postal ballot
The Company proposes to raise additional capital to meet its requirement for long term funds by way of issue of 93,95,974, 9.25% p.a. Unsecured Fully & Compulsorily Convertible Debentures (hereinafter referred to as “FCD” or “FCDs” or “Securities”) of Rs.745 (Rupees Seven Hundred Forty Five only) each aggregating Rs.700,00,00,630 (Rupees Seven Hundred Crores Six Hundred and Thirty only) to Golboot Holdings limited to be converted at the option of the holder at any time within 18 months from the date of allotment and compulsorily convertible on the date falling 18 months from the date of allotment of FCDs.
						Mgmt.	YES	FOR	FOR
WIPRO LIMITED	WPRO IN	6206051 IN	6/9/2008	Postal ballot	Inclusion of additional objects in the Objects Clause of the Memorandum of Association of the Company	Mgmt.	YES	FOR	FOR
					Approval for creation of charges, etc for Secured Borrowings	Mgmt.	YES	FOR	FOR
Reliance Industries Limited	RIL IN	6099626 IN	6/12/2008	Mumbai	To consider and adopt the audited Balance Sheet as at March 31, 2008, the Profit and Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare a dividend on equity shares.	Mgmt.	YES	FOR	FOR
					To appoint Directors in place of those retiring by rotation.	Mgmt.	YES	FOR	FOR
					To appoint Auditors and to fix their remuneration	Mgmt.	YES	FOR	FOR
					To re-appoint Shri Mukesh D.Ambani as Managing Director To re-appoint Shri Nikhil R. Meswani as a Whole-time Director designated as Executive Director	Mgmt. Mgmt.	YES YES	FOR FOR	FOR FOR
RELIANCE PETROLEUM LIMITED	RPET IN	B12LQD2 IN	6/7/2008	Jamnagar	To consider and adopt the audited Balance Sheet as at March 31, 2008 and the Reports of the Board of Directors and Auditors thereon.	Mgmt.	YES	FOR	FOR
					To appoint Directors in place of those retiring by rotation.	Mgmt.	YES	FOR	FOR
					To appoint Auditors and to fIx their remuneration	Mgmt.	YES	FOR	FOR

To consider and if thought fIt, to pass, with or without modification(s), the following resolution as an Ordinary Resolution:“RESOLVED THAT Mr. Michael Warwick, who was appointed as an Additional Director of the Company under Section 260 of the Companies Act, 1956, and who holds office up to the date of this Annual General Meeting and in respect of whom the Company has received a notice under Section 257 of the Companies Act, 1956 from a member, in writing, proposing his candidature for the offIce of Director, be and is hereby appointed as a Director of the Company liable to retire by rotation.”
						Mgmt.	YES	FOR	FOR
Infosys Technologies Limited	INFO IN	6205122 IN	6/14/2008	Bangalore	To receive, consider and adopt the Balance Sheet as at March 31,2008 and the Profit and Loss Account for the year ended on that date and the Report of the Directors and the Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare final and special dividend for the financial year ended March 31, 2008.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Claude Smadja, who retires by rotation and, being eligible, seeks re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Sridar A. Iyengar, who retires by rotation and, being eligible, seeks re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Nandan M. Nilekani, who retires by rotation and, being eligible, seeks re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of K. Dinesh, who retires by rotation and, being eligible, seeks re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Srinath Batni, who retires by rotation and, being eligible, seeks re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint auditors to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration	Mgmt.	YES	FOR	FOR
HDFC Bank Limited	HDFC IN	6171900 IN	6/10/2008	Mumbai	To consider and adopt the audited Balance Sheet as at 31 st March 2008 and Profit and Loss Account for the year ended on that date and Reports of the Directors and Auditors.	Mgmt.	YES	FOR	FOR
					To declare dividend.	Mgmt.	YES	FOR	FOR
					To re-appoint Mr. Keki Mistry as a Director who retires by rotation and being eligible offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To re-appoint Mrs. Renu Karnad as a Director who retires by rotation and being eligible offers herself for re-appointment.	Mgmt.	YES	FOR	FOR
					To re-appoint Mr. Vineet Jain as a Director who retires by rotation and being eligible offers himself for re-appbintment.	Mgmt.	YES	FOR	FOR
					To re-appoint auditors	Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass, with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in supersession of the resolution passed by the Bank under section 293(1) (d) of the Companies Act, 1956 at the Annual General Meeting of the members held on 26th May 2004, the Board of Directors of the Bank be and are hereby authorized to borrow, for the purpose of bUsiness of the Bank, such sum or sums of moneys as they may deem necessary, notwithstanding the fact that the moneys borrowed and the moneys to be borrowed from time to time (apart from acceptances of deposits of money from public repayable on demand or otherwise and withdrawable by cheque, draft, order or otherwise and! or temporary loans obtained in the ordinary course of business from banks, whether in India or outside India) will exceed the aggregate of the paid up capital of the Bank and its free reserves Le. to say reserves not set apart for any specific purpose, provided that the total outstanding amount of such borrowings shall not exceed Rs. 20,000 crores (Rupees Twenty Thousand Crores) over and above the aggregate of the paid up capital of the Bank and its free reserves at any time.”
						Mgmt.	YES	FOR	FOR
State Bank of India	SBIN IN	6100799 IN	6/11/2008	Mumbai	To receive the Central Board’s Report, the Balance Sheet and Profit and Loss Account of the Bank made up to the 31” March. 2008 and the Auditors’ Report on the Balance Sheet and Accounts.	Mgmt.	YES	FOR	FOR
JSW Steel Limited	JSTL IN	6101640 IN		Postal ballot	Alteration of the Objects Clause of the Memorandum of Association	Mgmt.	YES	FOR	FOR
					Commencement of Business specified in sub-clause 100 of Clause III C of the Memorandum of Association of the Company, as altered.	Mgmt.	YES	FOR	FOR
Sesa Goa Limited	SESA IN	6136040 IN	6/25/2008	Postal ballot	To Sub-divide the Equity Shares of face value of $s. 10/- each to face value of Re. 1/- each and to issue Bonus Shares in the ratio of 1:1, both subject to approval of the shareholders	Mgmt.	YES	FOR	FOR
					To increase the authorised share capital of the Company.	Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Jyoti Structures Limited	JYS IN	B18P3B5 IN	6/13/2008	Mumbai	To receive, consider and adopt the audited Profit and Loss Account for the year ended 31st March, 2008, the Balance Sheet as at that date and the Report of the Directors and the Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare dividend.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr.G L Valecha, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Sanjay Mirchandani, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint Auditors.	Mgmt.	YES	FOR	FOR

To consider and if thought fit to pass with or without modification the following resolution as an Ordinary Resolutlon:-“RESOLVED that Mr. Prakash K Thakur, who was appointed as an Additional Director of the Company pursuant to Article 80 of the Articles of Association ofthe Company and Section 260 of the Companies Act, 1956 and who holds office upto the date of this Annual General Meeting, and in respect of whom the Company has received a Notice in writing from a Member proposing his candidature for the office ofthe Director, be and is hereby appointed as a Director of the Company”.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit to pass with or without modification the following resolution as an Ordinary Resolutlon:- “RESOLVED that Mr. Santosh V Nayak, who was appointed as an Additional Director of the Company pursuant to Article 80 of the Articles of Association of the Company and Section 260 of the Companies Act, 1956 and who holds office upto the date of this Annual General Meeting, and in respect of whom the Company has received a Notice in writing from a Member proposing his candidature for the office of the Director, be and is hereby appointed as a Director of the Company”.
						Mgmt.	YES	FOR	FOR

To consider and if thought fit to pass with or without modification the following resolution as a Special Resolutlon:- “RESOLVED that pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 (“the Act”), the Board of Directors be and are hereby authorized to appoint the Company’s Auditors and/or in consultation with the Company’s Auditors any person or persons qualified for appointment as Auditor or Auditors of the Company under Section 226 of the Act so far as Branch Offices in India are concerned or an accountant or accountants duly qualified to act as Auditor or Auditors of the Branch Offices of the Company situated in countries outside India, in accordance with the laws of the country in which the Branch Offices of the Company are situated, to audit the accounts of the financial year 2008-09 of the Company’s Branch Offices in India and abroad respectively and to determine the respective terms and conditions of their appointment and remuneration” .
						Mgmt.	YES	FOR	FOR
JSW Steel Limited	JSTL IN	6101640 IN	6/16/2008	Mumbai
To receive, consider and adopt the Audited Balance SMet as at 31 March 2008, the Profit and Loss Account for the year ended on that date, together with the Reports of the Board of Directors and the Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To declare Dividend on 10% Cumulative Redeemable Preference shares.	Mgmt.	YES	FOR	FOR
					To declare Dividend on 11% Cumulative Redeemable Preference shares.	Mgmt.	YES	FOR	FOR
					To declare Dividend on Equity Shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Sudipto Sarkar, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Uday M. Chitale, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Seshagiri Rao M.V.S. who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR

To appoint M/s. Deloitte Haskins & Sells, Chartered Accountants, as Statutory Auditors of the Company to hold office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting of the Company and to fix their remuneration.
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT Mr. Nagesh Dinkar Pinge, who was appointed by the Board of Directors as an Additional Director of the Company w.e.f. 28.12.2007, and who holds office upto the date of this Annual General Meeting of the Company under Section 260 of the Companies Act, 1956. and in respect of whom a notice under Section 257 of the Companies Act, 1956 has been received from a member signifying his intention to propose Mr. Nagesh Dinkar Pinge as a candidate for the office of Director of the Company, be and is hereby appointed as a Director of the Company whose period of office shall be liable to determination by retirement of Directors by rotation”.
						Mgmt.	YES	FOR	FOR
CAIRN INDIA LIMITED	CAIR IN	B1G2NN0 IN	6/25/2008	Mumbai
To receive, consider, approve and adopt the Audited Balance Sheet as at December 31.2007 and the Profit and Loss Account of the Company for the period ended on that date together with the reports of the Directors and Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Rahul Dhir who retires by rotation and being eligible, offers himself for re — appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Naresh Chandra who retires by rotation and being eligible, offers himself for re -appointment.	Mgmt.	YES	FOR	FOR

To appoint M/s.S. R. Batliboi & Associates, Auditors of the Company, to hold Office from the conclusion of this Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:. “RESOLVED THAT Mr. Malcolm Thoms who was appointed as an Additional Director at the meeting of the Board of Directors of the Company held on September 20, 2007, and who holds office up to the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Companies Act, 1956 from some shareholders proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company, whose term of office shall not be liable to retirement by rotation.”
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT Mr. Rick Bott who was appointed as an Additional Director at the meeting of the Board of Directors of the Company held on April 29, 2008 and who holds office up to the date of this Annual General Meeting and in respect of whom the Company has received a notice in writing under Section 257 of the Companies Act, 1956 from some shareholders proposing his candidature for the office of Director, be and is hereby appointed as a Director of the Company, whose term of office shall be liable to retirement by rotation.”
						Mgmt.	YES	FOR	FOR

To consider, and if thOught fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution: -RESOLVED THAT pursuant to the provisions of Sections 198, 269, 309, Schedule XlII and other applicable provisions, if any, ofthe Companies Act, 1956, and subject to the approval of Central Government, consent of the Company be and is hereby accorded to the appointment of Mr. Rick Bott, as Whole time Director and Chief Operating Officer of the Company, for a period of 3 years commencing from June 15, 2008, and subject to the terms and conditions including the remuneration to be paid and provided to him as contained in the Contract of Service entered/proposed to be entered into between the Company and Mr. Rick Bott, a draft whereof is placed before the meeting and, for the purpose of identification, initialled by the Chairman of the Board of Directors.
						Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider, and if thought fit, to pass with or without modification(s), the following resolution as a Special Resolution:
“RESOLVED THAT pursuant to the provisions of Section 163 and other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modifications or re-enactment thereof for the time being in force) the members hereby accord their approval that the Register of Members, Returns of Allotment made from time to time and copies of all the Annual Returns prepared under Section 159 of the Companies Act, 1956 along with other documents required to be annexed thereto under Section 161 and other applicable provisions, be kept at the offices of In time Spectrum Regisny Limited. Registrars arid Share Transfer Agents of the Company at C-13. Pannalal Silk Mills Compound. L.B.S. Marg. Bhandup (W). Mumbai-400078.”
						Mgmt.	YES	FOR	FOR
INDIAN OIL CORPORATION LIMITED	IOCL IN	6253767 IN	6/17/2008	Postal ballot
“RESOLVED THAT pursuant to the provisions of Section 293(1)(d) and all other applicable provisions, if any, of the Companies Act, 1956 and Article 49 of the Articles of Association of the Company, approval of the Shareholders be and is hereby accorded to the Board of Directors for raising borrowings through loans, credit etc. from the existing limit of Rs.20,000 crore for domestic borrowings and US$4,500 million for foreign currency borrowings to Rs.80,000 crore (including Public Deposits but excluding temporary loans obtained from the Company’s bankers in the ordinary course of business) for both domestic and foreign currency borrowings from banks, financial institutions and other sources frol11time to time for the purpose of financing working capital requirements as also for acquisition ofeapital assets and/or for the purpose of any other requirements of the Company both for capital and revenue in nature, notwithstanding that the moneys to be borrowed together with the moneys already borrowed by the Company (apart from temporary loans obtained from the Company’s bankers in the ordinary course of business), will exceed the aggregate of the paid-up capital ofthe Company and its free reserves, that is to say, reserves not set apart for any specific purposes.”
						Mgmt.	YES	FOR	FOR

“RESOLVED THAT the approval of the Shareholders be and is hereby accorded in terms of Section 293(1)(a) and all other applicable provisions, if any, of the Companies Act, 1956 (including any statutory modification or re-enactment thereof, for the time being in force), and such other approvals as maybe necessary, to the Board of Directors to mortgage and/or charge, in addition to the mortgages/charges created/to be created by the Company in such form and manner and with such ranking and at such time and on such terms as the Board may determine, on all or any of the moveable/immoveable properties of the Company, both present and future and/or whole or any part of undertaking(s) of the Company together with the power to take over the management of the business and concern of the Company in certain events of default, in favour of the Lender(s), Agent(s) and Trustee/Trustee(s), for securing the borrowings of the Company availed/to be availed by way of loan(s) in foreign currency and/or rupee currency and Securities (comprising fully/partly Convertible Debentures and/or Non-Convertible Debentures, on all or any of the above, with or without detachable or non-detachqble warrants and/or secured premium notes and/or floating rates notes/bonds or other debt instruments) issued/to be issued by the Company, from time to time, subject to the limit approved under section 293(1) (d) of the Companies Act, 1956, together with interest at the respective agreed rates, additional interest, compound interest, in case of default accumulated interest, liquidated damages, commitment charges premia on prepayments, remuneration of the Agent(s)/Trustee, premium (if any) on redemption, all other costs, charges and expenses as a result of devaluation/revaluation/fluctuation in the rates of exchange and all other monies payable by the Company in terms of the Loan Agreement(s)/Heads 01 Agreement(s), Trust Deed(s) or any other document, entered into/to be entered into between the Company and the Lender(s) /Agents and Trustee(s)/Trustees, in respect of the said loans/ borrowings/debentures/bonds or other securities and containing such specific terms and conditions covenants ill respect of enforcement of security as may be stipulated in that behalf and agreed to between the Board of Directors or Committee thereof and the Lender(s)/Agents/ Trustee(s).’; . “RESOLVED FURTHER THAT for the purpose of giving effect to the above resolutions, the Board/Committee of the Board or officers authorized by them in this regard be and are hereby authorized to finalize, settle and execute such documents / deeds / writings / papers / agreements as may be required and do all such acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulties or doubts that may arise with regard to borrowings and creating mortgages / charges as aforesaid. “
						Mgmt.	YES	FOR	FOR
HOUSING DEVELOPMENT AND INFRASTRUCTURE LIMITED	HDIL IN	B1RPZ09 IN	6/23/2008	Postal ballot	Alteration of Memorandum of Association — As Special Resolutlon	Mgmt.	YES	FOR	FOR
					Increase In FII limit — As Special Resolution	Mgmt.	YES	FOR	FOR
					Increase in borrowing powers — As Special Resolution	Mgmt.	YES	FOR	FOR
KEC INTERNATIONAL LIMITED	KECI IN	B0YJJ27 IN	6/27/2008	Mumbai	To consider and adopt the Profit and Loss Account for the financial year ended 31st March 2008, the Balance Sheet as at. that date and the Reports of the Directors and Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare dividend on equity shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. H. V. Goenka who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. G. L. Mirchandani who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:“RESOLVED THAT pursuant to the provisions of Section 224 and other applicable provisions, if any, of the Companies Act, 1956, Messrs. Deloitte Haskins & Sells,Chartered Accountants, Mumbai, be and are hereby re-appointed as Auditors of the company, to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting of the company on a remuneration to be determined by the Audit Committee ofthe Board of Directors of the company plus reimbursement of out of pocket expenses incurred by them in connection with the audit.”
						Mgmt.	YES	FOR	FOR

To consider, and if thought fit, to pass with or without modification(s), the following resolution as an Ordinary Resolution:
“RESOLVED THAT the Accounts of the Branches of the company for the financial year ending on 31st March 2009, be audited by person(s) and/or firms qualified under applicable local laws to act a-?Auditors and that the Audit Committee of the Board of Directors of the company be and is hereby authorised to appoint one or more such qualified person(s) and/or firm(s) to audit the accounts of the Branches of the company, as they deem fit, in consultation with Auditors of the company, and to determine the respective terms and conditions of their appointment and remuneration.”
						Mgmt.	YES	FOR	FOR

To consider, and, if thought fit, to pass, with or without modificatJon(s), the following resolution as an Ordinary Resolution: “RESOLVED THAT in supercession to the earlier resolution and pursuant to the provisions of Section 293(1) (d) and all other applicable provisions, if any, of the Companies Act, 1956 including any statutory modification(s) or re-enactment thereof, the consent of the company be and is hereby accorded to the Board of Directors of the company, for borrowing any sum or sums of money from time to time at their discretion for the purpose. of the company, even if the borrowing(s) (apart from temporary loans obtained from the company’s Bankers in the ordinary course of business) together with the monies already borrowed by the company exceeds the paid-up share capital of the company and its free reserves, that is to say, reserves not set apart ·for any specific purpose, and determine, fix, arrange or agree to the terms and conditions of all such monies borrowed / to be borrowed from time to time, provided however, that such borrowing shall not exceed Rs: 8,000 Crores (Rupees Eight Thousand Crores only).”
						Mgmt.	YES	FOR	FOR

To consider, and, if thought fit, to pass, with or without modification(s), the following resolution as a Special Resolution: “RESQLVED THAT pursuant to Section 198, 309 and all other .applicable provisions, if any, of the Companies Act, 1956 (“the Act”) including any statutory modification(s) or re-enactment thereof and subject to all permissions, sanctions and approv,!ls as may be necessary, approval of the company be and is hereby accorded to the payment of commission to the Director(s) of the company who not in the whole time employment of the company and not Managind Director(s) in accordance with and up to the limits laic! down under the provisions of Section 309(4) of the Act computed in the manner specified in the Act, for a period of 5 years commencing from the financial year 1st April 2008, in such manner and up to such extent as the Board of Directors and/or Remuneration Committee constituted by the Board of pirectors may determine from time to time. RESOLVED FURTHER THAT for the purpose of giving effect to this resolution, the Board of Directors and/or Remuneration Committee of the Board of Qirectors be and are hereby authorized to do all such acts, deeds, matters and things, as it may in its absolute discretion deem necessary, proper or desirable and to settle any question, difficulty or doubt that may arise in this regard.”
						Mgmt.	YES	FOR	FOR
KEC INTERNATIONAL LIMITED	KECI IN	B0YJJ27 IN	6/26/2008	Postal ballot	Amend the Object Clause in the Memorandum of Association of the Company in terms of Section 17 and other applicable provisions of the Companies Act, 1956;	Mgmt.	YES	FOR	FOR

Commence and carry on all or any of the business as mentioned in the proposed amendments in Clause III of Memorandum of Association of the Company in terms of provisions of Section 149 (2A) of the Companies Act, 1956.
						Mgmt.	YES	FOR	FOR
Indian Bank	INBK IN	B1SFSX2 IN	6/30/2008	Chennai
To discuss, approve and adopt the Audited Balance Sheet of the Bank as at 31st March 2008, Profit & Loss account for the year ended on that date, the Report of the Board of Directors on the working and activities of the Bank for the period covered by the Accounts and the Auditors’ Report on the Balance Sheet and Accounts.
						Mgmt.	NO	DNA	DNA
					To declare dividend for the financial year 2007-08.	Mgmt.	NO	DNA	DNA
					To elect two Directors.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

Tata Consultancy Services Limited	TCS IN	B01NPJ1 IN	7/1/2008	Mumbai
To receive, consider and adopt the Audited Profit and Loss Account for the year ended March 31, 2008 and the Balance Sheet as at that date together with the Reports of the Board of Directors and the Auditors thereon.
						Mgmt.	YES	FOR	FOR
					To confirm the payment of Interim Dividends on Equity Shares for the year 2007-08 arid to declare a Final Dividend for the year 2007-08 on Equity Shares.	Mgmt.	YES	FOR	FOR
					To declare. dividend for the year 2007-08 on Redeemable Preference Shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. R.N. Tata, who retires by rotation, and being eligible offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. V. Thyagarajan, who retires by rotation, and being eligible offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					Appointment of Auditors	Mgmt.	YES	FOR	FOR
					Appointment of Mr. N. Chandrasekaran as a Director of the Company	Mgmt.	YES	FOR	FOR
					Appoi.,tment of Mr. S. Mahalingam as a Director of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Phiroz Vandrevala as a Director of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Mr. N. Chandrasekaran as Executive Director and Chief Operating Officer of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Mr. S. Mahalingam as Executive Director and Chief Financial Officer of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Mr. Phiroz Vandrevala as an Executive Director of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Mr. S. Padmanabhan as Executive Director of the Company	Mgmt.	YES	FOR	FOR
					Appointment of Branch Auditors	Mgmt.	YES	FOR	FOR
Panacea BiotecLtd.	PNCB IN	6589075 IN	7/2/2008	Postal ballot
To consider and. if thought fit, to pass the following resolutions as SPECIAL RESOLUTION: “RESOLVED THAT pursuant to the provisions of Section 17 and other applicable provisions, if any, of the Companies Act, 1956. the Objects Clause of the Memorandum of Association of the Company be altered by adding the following new sub-dauses 39, 40 and 41 after the existing sub-clause 38 of Clause III~ (Other Objects): 39. To acquire. establish, run and maintain hospital(s) for the reception and treatment of persons suffering from illness, or mental defect or for the reception and treatment of persons during convalescence, or of persons requiring medical attention; or rehabilitation, to provide medical relief to the public in all branche~ of medical sciences by all available means, to run, own, manage, administer, Diagnostic Centres, Scan Centres. Nursing Homes. Clinics. Dispensaries, Maternity Homes, Child Welfare and Family Planning Centres. (Clinical Research Organisation, Clinical, Pathological testing laboratories, X-Ray and ECG Clinics in India and abroad, to act as Consultant and Advisors providing technical know-how, technical services and allied services for the establishment, operation and improvement of Nursing Homes, Hospitals, Clinics, Medical Institutions. Medical Centres. Diagnostics Centres and Laboratories In India and abroad, to carry out medical research by engaging in the research and development of all fields of medical sciences, and in therapies of medica1 treatment, so as to afford medical relief in a better way, to provide research facilities for carrying on research, basic and applied, in all systems and discipline or medical and surgical knowledge, to develop pharmacological standardization of indigenous medical plant, ‘ to encourage and discover new medical and/or surgical management of disease and affections and to investigate and make known the nature and merits of investigations and findings and research in the said field and to acquire any processes upon such terrnsas may seem expedient and to improve the same and undertake the manufacture of any product developed, discovered or improved and/or to give licences for the manufacture for the same to other and either to market the same or to grant licenses to other(s) to market the same on such terms as may be deemed fit, to provide; encourage. initiate or promote facilities for the discovery, improvement or development of new method of diagnosis, understanding and treatment of diseases.
						Mgmt.	YES	FOR	FOR
LARSEN & TOUBRO LIMITED	LT IN	B0166K8 IN	7/9/2008	Postal ballot
It is proposed to restructure the business of the Company, by transferring, selling and/or disposing of the Medical Equipment & System (“MED”) Business Unit of the Company to its subsidiary company or to any other entity as a going concern.
						Mgmt.	YES	FOR	FOR
Tata Motors Limited	TTMT IN	6101509 IN	7/9/2008	Postal ballot	Increase in the Authorised Share Capital and the alteration of the Capital Clause in the Memorandum of Association of the Company	Mgmt.	YES	FOR	FOR
					Alteration of the Articles of Association of the Company	Mgmt.	YES	FOR	FOR
					Raising of additional longterm resources	Mgmt.	YES	FOR	FOR
					Increase in borrowing limits	Mgmt.	YES	FOR	FOR
					Creation of Charges	Mgmt.	YES	FOR	FOR
THERMAX LIMITED	TMX IN	B10SSP1 IN	7/11/2008	Postal ballot
In terms of the provisions of Section 17 and other applicable provisions of the Companies Act, 1956, the Board of Directors of your Company proposes to amend Clause III (C) of the Objects Clause of the Memorandum of Association of the Company by inserting a new sub-clause 68 after the existing sub-clause 67 reading as under: To design, develop, fabricate, engineer, manufacture, install, erect, construct, assemble, maintain, repair, buy, sell or otherwise and/or act as consultants, designer, fabricator, manufacturer, supplier, installer, repairer, hirer, lessor, importer or exporter of all goods and services and to deal in all kinds of end to end solutions including equipment, plant & machinery, appliances, apparatus relating to any description or type used for or in power plants, pollution control, water and waste water treatment including chemicals I consumables, renewable energy systems, wind, solar, geo-thermal or technologies in climate change, clean energy systems, carbon capture and sequestration which includes but not restricted to renewables, clean energy technologies in fossil fuels, hydrogen and hydrogen based technologies including the carrying out of any of the said business activities on build-own-operate (BOO), build-own-operate and transfer (BOOT) or on any other basis and in particular enter into agreements I arrangements by way of joint-venture and I or otherwise in India or abroad by way of capital participation and lor technical know-how and lor to deal, trade, endorse in any way, the rights, benefits, privileges, concessions derived from any of the aforesaid activities.
						Mgmt.	YES	FOR	FOR
Godrej Consumer Products Limited	GCPL IN	B1BDGY0 IN	7/3/2008	Mumbai
To consider and, if thought fit, to pass with or without modification(s), the followina resolution as a Special Resolution: — “RESOLVED THAT pursuant to the provisions of Section 31 and any other applicable provisions of the Companies Act, 1956, the consent of the members be and is hereby accorded for the amendment of Article 7 of the Articles of Association of the Company as follows: The words “Security Premium Account” wherever appearing under Article 7 of Articles of Association of the Company shall be substituted with the words ‘Securities Premium Account’:
“RESOLVED THAT pursuant to the provisions of Section 31 and any other applicable provisions of the Companies Act, 1956, the consent of the members be and is hereby accorded for the amendment of Article 8 of the Articles of Association of the Company as follows: The words “Premium Account” wherever appearing under Article 8 of Articles of Association of the Company shall be substituted with the words ‘Securities Premium Account’.” “RESOLVED THAT pursuant to the provisions of Section 31 and any other applicable provisions of the Companies Act, 1956 the consent of the members be and is hereby accorded for the amendment of Article 174 of the Articles of Association of the Company as follows: The words “Share Premium Account” wherever appearing under Article 174 of Articles of Association of the Company shall be substituted with the words ‘Securities Premium Account’.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification(s), the followina resolution as a Special Resolution:- “RESOLVED THAT pursuant to the provisions of Sections 78, 100 to 103 and other applicable provisions, if any, of the Companies Act, 1956, Article 8 of the Articles of Associatjon of the Company, and subject to the sanction of the Hon’ble High Court of Judicature at Bombay and any other statutory authorities, as the case may be, the consent is hereby accorded for utilizing an amount not exceeding Rs.50 Crores out of the balance standing to the credit of Securities Premium Account of the Company for adjusting the Intangibles- Trade Marks and Brands (subject to Deferred Tax adjustment, if any); RESOLVED FURTHER THAT Mr. Adi Godrej, Chairman and Managing Director, or Mr Hoshedar Press, Executive Director & President, or Mr Sunil, Sapre, Executive Vice President (Finance & Commercial) & Company Secretary or Mr P.Ganesh, Authorised Signatory or Mr K Suryanarayan, General Manager (Finance) or Mr S Srinivasan, General Manager (Finance)or any other person which the Board of Directors of the Company may nominate! constitute to exercise its powers (including the powers by this Resolution), be and are hereby severally authorized to do all such acts, deeds, matters and things as may be deemed necessary, expedient, usual or proper and to settle any question or difficulty that may arise with regard to utilization! adjustment of Securities Premium Account including passing such accounting entries and!or making such other adjustments in the books of accounts, as are considered necessary to give effect to the above resolution and give effect to such modifications, changes, variations, alterations, deletions, additions as may be suggested by the Hon’ble High Court and any other appropriate statutory authority.” .
						Mgmt.	YES	FOR	FOR
Bajaj Finserv Limited.	BJFIN IN	B2QKWK1 IN	7/9/2008	Mumbai	To consider and adopt the audited balance sheet as at 31 March 2008 and the profit and loss account for the year ended 31 March 2008 and the directors’ and auditors’ reports thereon.	Mgmt.	NO	DNA	DNA
					To declare a dividend.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Rahul Bajaj, the first director of the company retiring at the meeting and who being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Rajiv Bajaj, the first director of the company retiring at the meeting and who being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Sanjiv Bajaj, the first director of the company retiring at the meeting and who being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint auditors of the company for the period commencing from the conclusion of this annual general meeting till the conclusion of the next annual general meeting and to fix their remuneration.	Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that Madhur Bajaj who was appointed by the board of directors of the company as an additional director on 10 May 2007 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that Nanoo Pamnani who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director and vice-chairman of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that D J Balaji Rao who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that S H Khan who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA
Bajaj Auto Limited	BJAUT IN	B2QKXW0 IN	7/10/2008	Pune	To consider and adopt the audited balance sheet as at 31 March 2008 and the profit and loss account for the year ended 31 March 2008 and the directors’ and auditors’ reports thereon.	Mgmt.	NO	DNA	DNA
					To declare a dividend.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Rahul Bajaj, who retires as first director and who being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Rajiv Bajaj, who retires as first director and who being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Sanjiv Bajaj, who retires as first director and who being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint auditors of the company for the period commencing from the conclusion of this annual general meeting till the conclusion of the next annual general meeting and to fix their remuneration.	Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that Madhur Bajaj who was appointed by the board of directors of the company as an additional director on 10 May 2007 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, not liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that D S Mehta who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that Kantikumar R Podar who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that Shekhar Bajaj who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that D J Balaji Rao who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that J N Godrej who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution : “RESOLVED that S H Khan who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that Ms Suman Kirloskar who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose her as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that Naresh Chandra who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution : “RESOLVED that Nanoo Pamnani who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution : “RESOLVED that Manish Kejriwal who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that P Murari who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as an ordinary resolution: “RESOLVED that Niraj Bajaj who was appointed by the board of directors of the company as an additional director on 30 January 2008 and who holds office as such upto the conclusion of this annual general meeting and in respect of whom the company has, as required by section 257 of the Companies Act, 1956, received a notice in writing from a member signifying his intention to propose him as a candidate for the office of the director, be and is hereby appointed a director of the company, liable to retire by rotation.”
						Mgmt.	NO	DNA	DNA
Housing Development Finance Corporation Limited	HDFC IN	6171900 IN	7/16/2008	Mumbai
To receive, consider and adopt the audited profit and loss account for the financial year ended March 31, 2008, the balance sheet as at that date and the reports of the directors and the auditors thereon.
						Mgmt.	YES	FOR	FOR
					To declare dividend on equity shares.	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Mr. D. M. Satwalekar who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Mr. D. N. Ghosh who retires by rotation · and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint a director in place of Dr. Ram S. Tarneja who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR
					To appoint auditors and to fix their remuneration	Mgmt.	YES	FOR	FOR

RESOLVED THAT pursuant to the provisions of Section 228 (1) and other applicable provisions, if any, of the Companies Act, 1956, Messrs Pannell Kerr Forster, Chartered Accountants, be and are hereby re-appointed as Branch Auditors of the Corporation.
						Mgmt.	YES	FOR	FOR

·RESOLVED THAT pursuant to the provisions of Section 257 and other applicable provisions, if any, of the Companies Act, 1956, and the provisions of the Articles of Association of the Corporation, Dr. Bimal Jalan be and is hereby appointed as a Director of the Corporation, liable to retire by rotation.”
						Mgmt.	YES	FOR	FOR

“RESOLVED THAT the consent of the Corporation be and is hereby accorded under the provisions of Section 293(1) (d) of the Companies Act, 1956, including any amendment, modification, variation or reenactment thereof, to the Board of Directors of the Corporation to borrow from time to time such sum or sums of money as they may deem necessary for the purpose of the business of the Corporation.
						Mgmt.	YES	FOR	FOR
					Re-appointment of Ms. Renu Sud Karnad as the whole-time director of the Corporation (designated as the joint Managing Director’).	Mgmt.	YES	FOR	FOR

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

The consent of the Corporation be and is hereby accorded to the Board of Directors of the Corporation (hereinafter referred to as the ‘board’ which term shall be deemed to include the Compensation Committee of Directors constituted by the board to exercise its powers including powers conferred by this resolution) to create,issue,offer and allot equity shares of the aggregate nominal face value not exceeding Rs.5,69,00,000(Rupees five crores sixty nine lacs only) represented by 56,90,000 equity shares of Rs.10 each of the Corporation, fully paid (or such adjusted numbers for any bonus, stock splits or consolidation or other re-organisation of the capital structure of the Corporation as may be applicable, from time to time) to the present and future permanent employees and directors of the Corporation, whether in India or abroad(hereinafter referred to a’s ‘employees’), under Employee Stock Option Scheme — 2008 (ESOS- 2008)
						Mgmt.	YES	FOR	FOR
Bajaj Holdings & Investment Limited	BJHI IN	6124142 IN	7/10/2008	Pune	To consider and adopt the audited balance sheet as at 31 March 2008 and the profit and loss account for the year ended 31 March 2008 and the directors’ and auditors’ reports thereon.	Mgmt.	NO	DNA	DNA
					To declare a dividend.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Madhur Bajaj, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a director in place of Rajiv Bajaj, who retires by rotation and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint auditors of the company for the period commencing from the conclusion of this annual general meeting till the conclusion of the next annual general meeting and to fix their remuneration.	Mgmt.	NO	DNA	DNA

To consider and if thought fit, to pass, with or without modifications, the following resolution as a special resolution : “RESOLVED that pursuant to the provisions of sections 198, 269, 309, 310,311 and other applicable provisions, if any, of the Companies Act, 1956 (including any amendment thereto or re-enactment thereof for the time being in force) and schedule XIII thereto (including any amendment or statutory modification thereto for the time being in force) and subject to such sanctions as may be necessary, approval is hereby given to the appointment of V S Raghavan as the ‘Manager’ under the Companies Act, 1956 and chief executive officer with the designation of chief executive officer (operations) for a term of five years commencing from 20 February 2008 to 19 February 2013 on the terms and conditions including remuneration and minimum remuneration in the event of absence or inadequacy of profits as set out in the explanatory statement relating to this resolution and in the agreement to be entered into between the company and V S Raghavan, with liberty to the board of directors, to alter or vary the terms and conditions and remuneration including minimum remuneration in such manner as the board may deem fit and is acceptable to V S Raghavan. FURTHER RESOLVED that in the event of any statutory amendment, modification or relaxation by the central government to schedule XIII to the Companies Act, 1956, the board of directors be and is hereby authorized to vary or increase the remuneration including salary, commission, perquisites, allowances etc. within such prescribed limit or ceiling and the said agreement between the company and V S Raghavan be suitably amended to give effect to such modification, relaxation or variation without any further reference to the members of the company in general meeting. AND FURTHER RESOLVED that the board of directors of the company be and is hereby authorized to take such steps as may be necessary to give effect to this resolution.”
						Mgmt.	NO	DNA	DNA
Kotak Mahindra Bank Limited	KMB IN	6135661 IN	7/28/2008	Mumbai	To receive and adopt the Profit and Loss Account for the year ended 31st March 2008, the Balance Sheet as at that date and the Reports of the Directors and the Auditors thereon.	Mgmt.	YES	FOR	FOR
					To declare a dividend on Equity shares.	Mgmt.	YES	FOR	FOR
					To appoint a Director in place of Mr. Shivaji Dam who retires by rotation and, being eligible, offers himself for re-appointment.	Mgmt.	YES	FOR	FOR

To consider and pass the following Resolution as an Ordinary Resolution: “RESOLVED that pursuant to the Reserve Bank of India (“RBI”), letter no. DBOD No. 17/08.140.001/2006-07 dated 14th July, 2006 approving the continuation of Mr. K. M. Gherda as a Director of the Bank till he retires by rotation, the Members of the Bank resolve that the vacancy pursuant to Mr. Gherda’s retirement by rotation at this Annual General Meeting be not filled.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass with or without modification, the following Resolution as an Ordinary Resolution: “RESOLVED that, pursuant to Section 224 and other applicable provisions, if any, of the Companies Act, 1956, and subject to the approval of the Reserve Bank of India, Messrs. S. R. Batliboi & Co., Chartered Accountants, be and are hereby re-appointed Auditors of the Bank to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Bank and that their remuneration be fixed by the Audit Committee of the Board of Directors of the Bank.”
						Mgmt.	YES	FOR	FOR

To consider and, if thought fit, to pass,with or without modification(s), the following resolution as an Ordinary Resolution: “RESOLVED that Mr. Asirn Ghosh, who was appointed as an Additional Director of the Bank with effect from 9th May 2008, pursuant to the provisions of Section 260 of the Companies Act, 1956, (“the Act”) and who holds offjce up to the date of this Annual General Meeting and in respect of whom the Bank has received a notice from a shareholder proposing his candidature for the office of Director under Section 257 of the Act, be and is hereby appointed a Director of the Bank.”
						Mgmt.	YES	FOR	FOR
					The approval of the Members of the Bank be and is hereby accorded for the increase in remuneration of Dr. Shankar Acharya, part-time Chairman of the Bank	Mgmt.	YES	FOR	FOR

The approval of the Members of the Bank be and is hereby accorded for the re-appointment of Mr. Uday S. Kotak as Whole-time Director of the Bank, designated as Executive Vice Chairman and Managing Director for the period from 22nd March 2009 to 21st March 2012.
						Mgmt.	YES	FOR	FOR

The approval of the members of the Bank be and is hereby accorded for the re-appointment of Mr. C. Jayaram as Whole-time Director of the Bank designated as Executive Director for the period from 1st January 2009 to 31st December 2011.
						Mgmt.	YES	FOR	FOR

The approval of the members of the Bank be and is hereby accorded for the re-appointment of Mr. Dipak Gupta as Whole-time Director of the Bank designated as Executive Director for the period from 1st January 2009 to 31st December 2011.
						Mgmt.	YES	FOR	FOR

The consent of the Bank be and is hereby accorded to increase the ceiling limit on total holdings of Foreign Institutional Investors (Flls)/Securities and Exchange Board of India approved sub-account of FIls in the equity share capital of the Bank
						Mgmt.	YES	FOR	FOR
NETWORK18 MEDIA & INVESTMENTS LIMITED	NETM IN	B1JRSG0 IN	7/21/2008	Postal ballot	Revision In the Terms and Conditions of the appointment of Managing Director of the Company, Mr. Raghav Bahl, In respect of the remuneration.	Mgmt.	NO	DNA	DNA
					Alteration in the object clause .of the Memorandum of Association of the Company	Mgmt.	NO	DNA	DNA
					ESPP 2008 for Employees and Directors of the Company	Mgmt.	NO	DNA	DNA
					ESPP 2008 for the Employees and Directors of the Holding and Subsidiary Company(ies)	Mgmt.	NO	DNA	DNA
					Option In excess of 1% under ESPP 2008	Mgmt.	NO	DNA	DNA
RANBAXY LABORATORIES LIMITED	RBXY IN	B0CMCH4 IN	7/15/2008	Chandigarh
The consent of the Company be and is hereby accorded to the Board of Directors of the Company [hereinafter referred to as the “Board” which term shall include a Committee thereof] to create, offer, issue and allot Equity Shares and Warrants to Daiichi Sankyo Company, Limited, incorporated and existing under the Laws of Japan and having its Registered Office at 3-5-1 Nihonbashi-honcho, Chuo-ku, Tokyo-1 03-8426 (Japan].
						Mgmt.	NO	DNA	DNA

“RESOLVED that in partial modification of the Resolutions passed at the Annual General Meetings of the Company held on June 28, 2006 and May 31,2007 and in accordance with the provisions of Sections 198, 269, 309 and 310 read with Schedule XIII and other applicable provisions of the Companies Act, 1956 and the Articles of Association of the Company, the ceiling of remuneration of Mr. Malvinder Mohan Singh, Chief Executive Officer and Managing Director of the Company be and is hereby revised effective January 1, 2008 such that his Salary, Allowances and Perquisites shall not exceed Rs.25 Crores per annum.” “RESOLVED FURTHER that the Board of Directors [hereinafter referred to as “the Board” which term shall include a Committee of Directors] is authorized to fix actual remuneration of Mr. Malvinder Mohan Singh, Chief Executive Officer and Managing Director and revise it from time to time.” “RESOLVED FURTHER that all other terms and conditions relating to the appointment and remuneration of Mr. Malvinder Mohan
						Mgmt.	NO	DNA	DNA
					Singh, Chief Executive Officer and Managing Director as approved by members at the Annual General Meetings held on June 28, 2006 and May 31,2007, shall remain unchanged.”	Mgmt.	NO	DNA	DNA

“RESOLVED THAT pursuant to the provisions of the Securities and Exchange Board of India [Employee Stock Option Scheme and Employee Stock Purchase Scheme] Guidelines 1999, as amended and any other applicable laws for the time being in force, the Company hereby accords its approval for amendment to the existing Employees Stock Option Schemers) of the Company to the effect that maximum number of stock options that may be granted to individual management employee in a year be increased from 40,000 to 3,00,000.” “RESOLVED FURTHER that for the purpose of giving effect to the above Resolution, the Board of Directors which expression shall include a Committee thereof, be and is hereby authorized to do all such acts, deeds and things and to execute all such deeds, documents, instruments and writings as may be deemed necessary or expedient for the purpose including to settle any question, .difficulty or doubt that may arise in regard thereto.”
						Mgmt.	NO	DNA	DNA
PIPAVAV SHIPYARD LIMITED	PIPV IN	B2NXD22 IN	7/15/2008	Gujarat	To receive, consider and adopt the audited Balance Sheet as at March 31, 2008 along with all annexures thereto including the Reports of the Auditors and Directors thereon.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Sunil Chawla, who retires under Article 170 of the Articles of Association of the Company and being eligible offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

To appoint Messrs Chaturvedi & Shah, Chartered Accountants and Messrs GPS & Associates, as Joint-Statutory Auditors for the current year to hold office from the conclusion of the Eleventh Annual General Meeting until the conclusion of the next Annual General Meeting and to fix their remuneration.
						Mgmt.	NO	DNA	DNA
To consider, and if thought fit, to pass with or without modifications the following resolution to be proposed as an Ordinary Resolution:
					“RESOLVED THAT Mr. Atul Punj, a Director who was appointed as an Additional Director vide Circular Resolution dated September 18, 2007	Mgmt.	NO	DNA	DNA
DR. REDDY’S LABORATORIES LTD	DRRD IN	6410959 IN	7/22/2008	Hyderabad	To receive, consider and adopt the Profit & Loss Account for the year ended 31 March 2008, Balance Sheet as on that date along with the Reports of the Directors’ and Auditors’ thereon.	Mgmt.	NO	DNA	DNA
					To declare dividend on the equity shares for the financial year 2007-08.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Mr. Anupam Puri, who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint a Director in place of Dr. Krishna G Palepu, who retires by rotation, and being eligible, offers himself for re-appointment.	Mgmt.	NO	DNA	DNA

Issuer of	Exchange	Sedol	Shareholder	Location	Summary of Matter Voted On	Who Proposed	Whether Fund	Fund's	Vote For
Portfolio	Ticker		Meeting	of		Matter: Issuer	Cast Vote	Vote	or Against
Security	Symbol		Date	Meeting		/ Shareholder	on Matter		Management

					To resolve not to fill vacancy, for the time being, caused by the retirement of Mr. P N Devarajan, who retires by rotation and does not seek re-appointment.	Mgmt.	NO	DNA	DNA
					To appoint the Statutory Auditors and fix their remuneration. The retiring Auditors BSR& Co. are eligible for re-appointment.	Mgmt.	NO	DNA	DNA

To consider and if thought fit. to pass with or without modification. the following resolution as a special resolution: “RESOLVED THAT pursuant to Regulation 6 and 7 of SEBI(Employee Stock Option Scheme and Employee Stock Purchase Scheme) Guidelines, 1999 and Clause 20 of the Dr. Reddy’s Employees Stock Option Scheme 2002 & Dr. Reddy’s Employees ADR Stock Option Scheme, 2007 and other relevant applicable provisions if any, and not withstanding anything to the contrary stated in this regard in the existing schemes of the Company, the Board of Directors of the Company (hereinafter referred to as “Board”, which term shall be deemed to include the Compensation Committee, for the time being authorised by the Board of Directors to exercise the powers conferred on the Board of Directors by this resolution and / or such other persons who may be authorised in this regard) be and are hereby authorised to modify certain terms of the existing schemes approved earlier by the shareholders of the Company to exercise the right to recover from the relevant eligible employees, the fringe benefit tax in the respect of options which are granted to or vested or exercised by, the eligible employee under the provisions of Section 115 WKA of the Income Tax Act, 1961.” “RESOLVED FURTHER THAT existing Clause 9(a) of Dr. Reddy’s Employees Stock Option Scheme, 2002 be and is hereby suitably be amended.” “RESOLVED FURTHER THAT for the purpose of giving effect to the above resolution, the Board of Directors including the Compensation Committee thereof, be and are hereby authorised to do all such acts, deeds and things, matters as may be necessary or expedient in this regard”.
						Mgmt.	NO	DNA	DNA

To consider and if thought fit. to pass with or without modification. the following resolution as a special resolution: “RESOLVED THAT pursuant to the provisions of Section 81(1A) and all other applicable provisions, if any: of the Companies Act, 1956 including any statutory modification(s) or re-enactment thereof, for the time being in the Board of Directors of the Company (hereinafter referred to as “Board” which term shall be deemed to include any Committee which the Board may have constituted or hereinafter constitute to exercise its powers including the powers conferred by this resolution) be and are hereby authorized to create, offer, issue, and allot warrants, entitling the warrant holder(s) from time to time to apply for equity shares of the Company in one or more tranches, to promoters / promoter group ‘including the entities in the promoter group / any select group related to promoter(s) of the Company whether or not members of the Company
						Mgmt.	NO	DNA	DNA
Jindal Steel & Power Limited	JSP IN	6726816 IN	7/24/2008	Haryana
“RESOLVED BY WAY OF SPECIAL RESOLUTION that pursuant to the provisions of Section 372 Aand other applicable provisions, if any, of the Companies Act. 1956, approval of the shareholders be and is hereby given to the Board of Directors to make the investments, gifts loans / guarantees and provide securities to or on behalf of the following Companies for the amounts shown against them which shall be over and above the aggregate amounts already approved by Board / Shareholders as the case may be.”
						Mgmt.	YES	FOR	FOR

To consider and if thought fit, to pass the following resolution by way of Special Resolution: “RESOLVED BY WAY OF SPECIAL RESOLUTION that subject to the approval of Central Govemment and in terms of Section 259 of the Companies Act, 1956, the maximum strength of Board of Directors of the Company be and is hereby increased to 18 (eight&e:n) from the existing limit of 12 (twelve). RESOLVED FURTHER that pursuant to the provisions of Section 31 of the Companies Act, 1956, existing Article 113 of Articles of Association of the Company be and is hereby substituted by the following Article:” 113. Until otherwise determined by a General Meeting of the Company and subject to the provisions of Section 252 of the Act, the number of Directors (excluding Debenture and Alternate Directors) shall not be less than three nor more than eighteen.”
						Mgmt.	YES	FOR	FOR
Dena Bank	DBNK IN	6100001 IN	7/12/2008	Mumbai
“TO DISCUSS, approve .and adopt the Balance Sheet as of 31st March, 2008 and the Profit & Loss Account for the year ended on that date, the report of the Board of Directors a the, worKing ana activities at the Bank .for the penod covered by the Accounts and the Auditors Report on the Balance Sheet and Accounts.”
						Mgmt.	YES	FOR	FOR
					“To declare dividend on Equity Shares for the financial year 2007-2008’	Mgmt.	YES	FOR	FOR

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(Principal Executive Officer)

Date	July 25, 2008

*Print the name and title of each signing officer under his or her signature.